UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 497-6400

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

Item 1.	Schedule of Investments.

Bull ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (88.1%)
3M Co. (Miscellaneous Manufacturing)	5,109	$422,872
Abbott Laboratories (Pharmaceuticals)	10,803	611,665
Abercrombie & Fitch Co. - Class A (Retail)	624	50,956
ACE, Ltd.ADR (Insurance)	2,262	134,499
ADC Telecommunications, Inc. * (Telecommunications)	819	15,070
Adobe Systems, Inc. * (Software)	4,173	173,430
Advanced Micro Devices, Inc. * (Semiconductors)	3,939	54,437
Aetna, Inc. (Healthcare - Services)	3,588	168,205
Affiliated Computer Services, Inc. - Class A * (Computers)	663	39,720
AFLAC, Inc. (Insurance)	3,432	176,199
Agilent Technologies, Inc. * (Electronics)	2,847	97,851
Air Products & Chemicals, Inc. (Chemicals)	1,482	113,373
Alcoa, Inc. (Mining)	5,967	211,768
Allegheny Energy, Inc. * (Electric)	1,131	60,463
Allegheny Technologies, Inc. (Iron/Steel)	702	76,925
Allergan, Inc. (Pharmaceuticals)	1,053	127,624
Allied Waste Industries, Inc. * (Environmental Control)	1,794	23,986
Allstate Corp. (Insurance)	4,290	267,353
Alltel Corp. (Telecommunications)	2,535	158,919
Altera Corp. * (Semiconductors)	2,496	56,260
Altria Group, Inc. (Agriculture)	14,469	997,203
Amazon.com, Inc. * (Internet)	2,184	133,945
Ambac Financial Group, Inc. (Insurance)	702	64,444
Ameren Corp. (Electric)	1,443	75,859
American Electric Power, Inc. (Electric)	2,730	137,101
American Express Co. (Diversified Financial Services)	8,268	501,620
American International Group, Inc. (Insurance)	18,135	1,267,817
American Standard Cos. (Building Materials)	1,209	66,568
Ameriprise Financial, Inc. (Diversified Financial Services)	1,638	97,412
AmerisourceBergen Corp. (Pharmaceuticals)	1,326	66,287
Amgen, Inc. * (Biotechnology)	8,229	527,807
Anadarko Petroleum Corp. (Oil & Gas)	3,237	151,038
Analog Devices, Inc. (Semiconductors)	2,340	90,371
Anheuser-Busch Cos., Inc. (Beverages)	5,382	264,741

See accompanying notes to the Schedules of Portfolio Investments.

AON Corp. (Insurance)	2,028	78,585
Apache Corp. (Oil & Gas)	2,340	169,650
Apartment Investment and Management Co. - Class A (REIT)	663	36,664
Apollo Group, Inc. - Class A * (Commercial Services)	975	46,118
Apple Computer, Inc. * (Computers)	6,045	603,291
Applera Corp. - Applied Biosystems Group (Electronics)	1,287	40,206
Applied Materials, Inc. (Semiconductors)	9,633	185,146
Archer-Daniels-Midland Co. (Agriculture)	4,524	175,079
Archstone-Smith Trust (REIT)	1,521	79,259
Ashland, Inc. (Chemicals)	390	23,381
Assurant, Inc. (Insurance)	702	40,386
AT&T, Inc. (Telecommunications)	43,875	1,698,841
Autodesk, Inc. * (Software)	1,638	67,600
Automatic Data Processing, Inc. (Software)	3,822	171,073
AutoNation, Inc. * (Retail)	1,053	21,523
AutoZone, Inc. * (Retail)	351	46,697
Avalonbay Communities, Inc. (REIT)	546	66,754
Avaya, Inc. * (Telecommunications)	3,198	41,318
Avery Dennison Corp. (Household Products/Wares)	624	38,813
Avon Products, Inc. (Cosmetics/Personal Care)	3,042	121,072
Baker Hughes, Inc. (Oil & Gas Services)	2,223	178,707
Ball Corp. (Packaging & Containers)	702	35,584
Bank of America Corp. (Banks)	30,966	1,576,170
Bank of New York Co., Inc. (Banks)	5,226	211,548
Bard (C.R.), Inc. (Healthcare - Products)	702	58,357
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	741	35,835
Bausch & Lomb, Inc. (Healthcare - Products)	390	22,944
Baxter International, Inc. (Healthcare - Products)	4,485	253,986
BB&T Corp. (Banks)	3,744	155,825
Bear Stearns Cos., Inc. (Diversified Financial Services)	819	127,518
Becton, Dickinson & Co. (Healthcare - Products)	1,716	135,032
Bed Bath & Beyond, Inc. * (Retail)	1,989	81,032
Bemis Co., Inc. (Packaging & Containers)	702	23,320
Best Buy Co., Inc. (Retail)	2,808	130,993
Big Lots, Inc. * (Retail)	741	23,860
Biogen Idec, Inc. * (Biotechnology)	2,379	112,313
Biomet, Inc. (Healthcare - Products)	1,716	74,131
BJ Services Co. (Oil & Gas Services)	2,067	59,240
Black & Decker Corp. (Hand/Machine Tools)	468	42,456
BMC Software, Inc. * (Software)	1,443	46,710
Boeing Co. (Aerospace/Defense)	5,421	504,152
Boston Properties, Inc. (REIT)	819	96,282
Boston Scientific Corp. * (Healthcare - Products)	8,385	129,464

See accompanying notes to the Schedules of Portfolio Investments.

Bristol-Myers Squibb Co. (Pharmaceuticals)	14,040	405,194
Broadcom Corp. - Class A * (Semiconductors)	3,276	106,634
Brown-Forman Corp. (Beverages)	546	34,906
Brunswick Corp. (Leisure Time)	624	20,442
Burlington Northern Santa Fe Corp. (Transportation)	2,496	218,500
C.H. Robinson Worldwide, Inc. (Transportation)	1,209	64,633
CA, Inc. (Software)	2,847	77,609
Campbell Soup Co. (Food)	1,521	59,471
Capital One Financial Corp. (Diversified Financial Services)	2,847	211,418
Cardinal Health, Inc. (Pharmaceuticals)	2,769	193,692
Carnival Corp.ADR (Leisure Time)	3,042	148,724
Caterpillar, Inc. (Machinery - Construction & Mining)	4,524	328,533
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	1,287	43,565
CBS Corp. - Class B (Media)	5,226	166,030
Celgene Corp. * (Biotechnology)	2,691	164,582
CenterPoint Energy, Inc. (Electric)	2,223	41,859
Centex Corp. (Home Builders)	819	36,667
CenturyTel, Inc. (Telecommunications)	780	35,919
Chesapeake Energy Corp. (Oil & Gas)	2,886	97,403
ChevronTexaco Corp. (Oil & Gas)	14,937	1,161,949
Chicago Mercantile Exchange (Diversified Financial Services)	273	141,073
Chubb Corp. (Insurance)	2,847	153,254
Ciena Corp. * (Telecommunications)	585	17,059
CIGNA Corp. (Insurance)	663	103,156
Cincinnati Financial Corp. (Insurance)	1,209	54,695
Cintas Corp. (Textiles)	936	35,072
Circuit City Stores, Inc. (Retail)	975	17,014
Cisco Systems, Inc. * (Telecommunications)	42,198	1,128,375
CIT Group, Inc. (Diversified Financial Services)	1,326	79,096
Citigroup, Inc. (Diversified Financial Services)	33,462	1,794,232
Citizens Communications Co. (Telecommunications)	2,379	37,041
Citrix Systems, Inc. * (Software)	1,287	41,956
Clear Channel Communications, Inc. (Media)	3,432	121,596
Clorox Co. (Household Products/Wares)	1,053	70,635
CMS Energy Corp. (Electric)	1,560	28,891
Coach, Inc. * (Apparel)	2,574	125,688
Coca-Cola Co. (Beverages)	14,040	732,748
Coca-Cola Enterprises, Inc. (Beverages)	1,911	41,927
Cognizant Technology Solutions Corp. * (Computers)	1,014	90,652
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,588	243,051

See accompanying notes to the Schedules of Portfolio Investments.

Comcast Corp. - Special Class A * (Media)	21,762	580,176
Comerica, Inc. (Banks)	1,092	67,606
Commerce Bancorp, Inc. (Banks)	1,287	43,037
Compass Bancshares, Inc. (Banks)	897	61,157
Computer Sciences Corp. * (Computers)	1,209	67,148
Compuware Corp. * (Software)	2,223	21,941
ConAgra Foods, Inc. (Food)	3,549	87,234
ConocoPhillips (Oil & Gas)	11,700	811,395
CONSOL Energy, Inc. (Coal)	1,248	52,254
Consolidated Edison, Inc. (Electric)	1,794	91,960
Constellation Brands, Inc. * (Beverages)	1,482	33,212
Constellation Energy Group, Inc. (Electric)	1,209	107,746
Convergys Corp. * (Commercial Services)	936	23,643
Cooper Industries, Ltd.ADR - Class A (Miscellaneous Manufacturing)	1,248	62,100
Corning, Inc. * (Telecommunications)	10,881	258,097
Costco Wholesale Corp. (Retail)	3,120	167,138
Countrywide Credit Industries, Inc. (Diversified Financial Services)	3,978	147,504
Coventry Health Care, Inc. * (Healthcare - Services)	1,092	63,150
CSX Corp. (Transportation)	2,964	127,956
Cummins, Inc. (Machinery-Diversified)	702	64,696
CVS Corp. (Retail)	10,413	377,367
D.R. Horton, Inc. (Home Builders)	1,872	41,520
Danaher Corp. (Miscellaneous Manufacturing)	1,638	116,609
Darden Restaurants, Inc. (Retail)	1,014	42,061
Dean Foods Co. * (Food)	897	32,678
Deere & Co. (Machinery-Diversified)	1,599	174,931
Dell, Inc. * (Computers)	15,756	397,209
Developers Diversified Realty Corp. (REIT)	897	58,395
Devon Energy Corp. (Oil & Gas)	3,081	224,512
Dillards, Inc. - Class A (Retail)	429	14,856
DIRECTV Group, Inc. * (Media)	5,382	128,307
Dollar General Corp. (Retail)	2,184	46,628
Dominion Resources, Inc. (Electric)	2,418	220,522
Dover Corp. (Miscellaneous Manufacturing)	1,404	67,560
Dow Jones & Co., Inc. (Media)	468	17,002
DTE Energy Co. (Electric)	1,248	63,136
Du Pont (Chemicals)	6,396	314,490
Duke Energy Corp. (Electric)	8,658	177,662
Dynegy, Inc. (Electric)	2,574	24,221
E* TRADE Financial Corp.* (Diversified Financial Services)	3,003	66,306
Eastman Chemical Co. (Chemicals)	585	39,605
Eastman Kodak Co. (Miscellaneous Manufacturing)	1,989	49,546
Eaton Corp. (Miscellaneous Manufacturing)	1,014	90,459
eBay, Inc. * (Internet)	7,761	263,408
Ecolab, Inc. (Chemicals)	1,248	53,652
Edison International (Electric)	2,262	118,416

See accompanying notes to the Schedules of Portfolio Investments.

El Paso Corp. (Pipelines)	4,875	73,125
Electronic Arts, Inc. * (Software)	2,184	110,095
Electronic Data Systems Corp. (Computers)	3,549	103,773
Eli Lilly & Co. (Pharmaceuticals)	6,864	405,868
Embarq Corp. (Telecommunications)	1,053	63,222
EMC Corp. * (Computers)	14,781	224,376
Emerson Electric Co. (Electrical Components & Equipment)	5,577	262,064
Ensco International, Inc. (Oil & Gas)	1,053	59,368
Entergy Corp. (Electric)	1,365	154,436
EOG Resources, Inc. (Oil & Gas)	1,716	126,023
Equifax, Inc. (Commercial Services)	858	34,148
Equity Residential Properties Trust (REIT)	2,067	95,971
Exelon Corp. (Electric)	4,602	347,036
Express Scripts, Inc. * (Pharmaceuticals)	936	89,435
Exxon Mobil Corp. (Oil & Gas)	39,897	3,167,024
Family Dollar Stores, Inc. (Retail)	1,053	33,528
Fannie Mae (Diversified Financial Services)	6,669	392,937
Federated Department Stores, Inc. (Retail)	3,627	159,298
Federated Investors, Inc. - Class B (Diversified Financial Services)	624	23,812
FedEx Corp. (Transportation)	2,145	226,169
Fidelity National Information Services, Inc. (Software)	1,131	57,149
Fifth Third Bancorp (Banks)	3,822	155,135
First Data Corp. (Software)	5,226	169,322
First Horizon National Corp. (Banks)	858	33,642
FirstEnergy Corp. (Electric)	2,223	152,142
Fiserv, Inc. * (Software)	1,170	62,209
Fluor Corp. (Engineering & Construction)	624	59,667
Ford Motor Co. (Auto Manufacturers)	13,065	105,043
Forest Laboratories, Inc. * (Pharmaceuticals)	2,223	118,286
Fortune Brands, Inc. (Household Products/Wares)	1,053	84,345
FPL Group, Inc. (Electric)	2,808	180,751
Franklin Resources, Inc. (Diversified Financial Services)	1,170	153,633
Freddie Mac (Diversified Financial Services)	4,836	313,276
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,223	149,297
Gannett Co., Inc. (Media)	1,638	93,464
General Dynamics Corp. (Aerospace/Defense)	2,847	223,490
General Electric Co. (Miscellaneous Manufacturing)	71,253	2,626,386
General Mills, Inc. (Food)	2,379	142,502
General Motors Corp. (Auto Manufacturers)	4,056	126,669
Genuine Parts Co. (Distribution/Wholesale)	1,170	57,810
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,042	111,003

See accompanying notes to the Schedules of Portfolio Investments.

Genzyme Corp. * (Biotechnology)	1,833	119,713
Gilead Sciences, Inc. * (Pharmaceuticals)	3,198	261,341
Goodrich Corp. (Aerospace/Defense)	858	48,769
Google, Inc. - Class A * (Internet)	1,521	716,968
H & R Block, Inc. (Commercial Services)	2,184	49,380
Halliburton Co. (Oil & Gas Services)	6,903	219,308
Harley-Davidson, Inc. (Leisure Time)	1,794	113,596
Harman International Industries, Inc. (Home Furnishings)	468	57,045
Harrah’s Entertainment, Inc. (Lodging)	1,287	109,781
Hartford Financial Services Group, Inc. (Insurance)	2,223	224,968
Hasbro, Inc. (Toys/Games/Hobbies)	1,131	35,751
Heinz (H.J.) Co. (Food)	2,223	104,726
Hercules, Inc. * (Chemicals)	819	15,430
Hess Corp. (Oil & Gas)	1,872	106,236
Hewlett-Packard Co. (Computers)	18,720	788,860
Hilton Hotels Corp. (Lodging)	2,691	91,494
Home Depot, Inc. (Retail)	14,274	540,555
Honeywell International, Inc. (Miscellaneous Manufacturing)	5,577	302,162
Hospira, Inc. * (Pharmaceuticals)	1,092	44,281
Host Marriott Corp. (REIT)	3,510	89,996
Hudson City Bancorp, Inc. (Savings & Loans)	3,432	45,714
Humana, Inc. * (Healthcare - Services)	1,170	73,991
Huntington Bancshares, Inc. (Banks)	1,638	36,331
IAC/InterActiveCorp * (Internet)	1,521	57,981
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,847	146,080
IMS Health, Inc. (Software)	1,365	40,035
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	2,145	95,774
Integrys Energy Group, Inc. (Electric)	507	28,443
Intel Corp. (Semiconductors)	40,404	868,686
International Business Machines Corp. (Computers)	10,530	1,076,270
International Flavors & Fragrances, Inc. (Chemicals)	546	26,574
International Game Technology (Entertainment)	2,340	89,248
International Paper Co. (Forest Products & Paper)	3,120	117,687
Interpublic Group of Cos., Inc. * (Advertising)	3,198	40,551
Intuit, Inc. * (Software)	2,340	66,573
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,287	82,123
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,560	123,380
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,024	1,251,650
Jabil Circuit, Inc. (Electronics)	1,287	29,987
Janus Capital Group, Inc. (Diversified Financial Services)	1,287	32,201
JDS Uniphase Corp. * (Telecommunications)	1,482	24,423
Johnson & Johnson (Healthcare - Products)	20,241	1,299,877

See accompanying notes to the Schedules of Portfolio Investments.

Johnson Controls, Inc. (Auto Parts & Equipment)	1,365	139,681
Jones Apparel Group, Inc. (Apparel)	741	24,742
Juniper Networks, Inc. * (Telecommunications)	3,900	87,204
KB Home (Home Builders)	546	24,084
Kellogg Co. (Food)	1,716	90,794
KeyCorp (Banks)	2,730	97,406
KeySpan Corp. (Gas)	1,209	50,065
Kimberly-Clark Corp. (Household Products/Wares)	3,198	227,602
Kimco Realty Corp. (REIT)	1,560	74,989
Kinder Morgan, Inc. (Pipelines)	741	78,961
King Pharmaceuticals, Inc. * (Pharmaceuticals)	1,677	34,295
KLA -Tencor Corp. (Semiconductors)	1,404	77,992
Kohls Corp. * (Retail)	2,223	164,591
Kraft Foods, Inc. (Food)	11,388	381,155
Kroger Co. (Food)	4,914	145,012
L-3 Communications Holdings, Inc. (Aerospace/Defense)	858	77,160
Laboratory Corp. of America Holdings * (Healthcare - Services)	858	67,731
Legg Mason, Inc. (Diversified Financial Services)	897	88,973
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,248	29,353
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	3,588	270,105
Lennar Corp. - Class A (Home Builders)	936	39,977
Lexmark International, Inc. - Class A * (Computers)	663	36,134
Limited, Inc. (Retail)	2,379	65,589
Lincoln National Corp. (Insurance)	1,911	135,968
Linear Technology Corp. (Semiconductors)	2,067	77,347
Liz Claiborne, Inc. (Apparel)	702	31,393
Lockheed Martin Corp. (Aerospace/Defense)	2,496	239,965
Loews Corp. (Insurance)	3,120	147,638
Lowe’s Cos., Inc. (Retail)	10,569	322,989
LSI Logic Corp. * (Semiconductors)	5,343	45,416
M&T Bank Corp. (Banks)	546	60,792
Manor Care, Inc. (Healthcare - Services)	507	32,899
Marathon Oil Corp. (Oil & Gas)	2,418	245,548
Marriott International, Inc. - Class A (Lodging)	2,301	104,028
Marsh & McLennan Cos., Inc. (Insurance)	3,822	121,387
Marshall & Ilsley Corp. (Banks)	1,755	84,275
Masco Corp. (Building Materials)	2,769	75,344
Mattel, Inc. (Toys/Games/Hobbies)	2,691	76,155
Maxim Integrated Products, Inc. (Semiconductors)	2,223	70,514
MBIA, Inc. (Insurance)	936	65,108
McCormick & Co., Inc. (Food)	897	33,297
McDonald’s Corp. (Retail)	8,424	406,711

See accompanying notes to the Schedules of Portfolio Investments.

McGraw-Hill Cos., Inc. (Media)	2,457	161,007
McKesson Corp. (Commercial Services)	2,067	121,603
MeadWestvaco Corp. (Forest Products & Paper)	1,248	41,633
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,028	158,225
MedImmune, Inc. * (Biotechnology)	1,560	88,421
Medtronic, Inc. (Healthcare - Products)	8,073	427,304
Mellon Financial Corp. (Banks)	2,886	123,896
Merck & Co., Inc. (Pharmaceuticals)	15,132	778,389
Meredith Corp. (Media)	273	15,812
Merrill Lynch & Co., Inc. (Diversified Financial Services)	6,084	548,959
MetLife, Inc. (Insurance)	5,226	343,348
MGIC Investment Corp. (Insurance)	546	33,639
Micron Technology, Inc. * (Semiconductors)	5,265	60,390
Microsoft Corp. (Software)	60,372	1,807,539
Millipore Corp. * (Biotechnology)	390	28,794
Molex, Inc. (Electrical Components & Equipment)	1,014	30,298
Molson Coors Brewing Co. - Class B (Beverages)	312	29,415
Monsanto Co. (Agriculture)	3,783	223,159
Monster Worldwide, Inc. * (Internet)	897	37,719
Moody’s Corp. (Commercial Services)	1,560	103,147
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	7,332	615,961
Motorola, Inc. (Telecommunications)	16,731	289,948
Murphy Oil Corp. (Oil & Gas)	1,287	71,351
Mylan Laboratories, Inc. (Pharmaceuticals)	1,677	36,777
Nabors Industries, Ltd. * ADR (Oil & Gas)	1,950	62,634
National City Corp. (Banks)	4,095	149,672
National Semiconductor Corp. (Semiconductors)	1,989	52,311
National-Oilwell Varco, Inc. * (Oil & Gas Services)	1,248	105,893
NCR Corp. * (Computers)	1,248	62,899
Network Appliance, Inc. * (Computers)	2,574	95,779
Newell Rubbermaid, Inc. (Housewares)	1,950	59,807
Newmont Mining Corp. (Mining)	3,081	128,478
News Corp. - Class A (Media)	16,419	367,621
NICOR, Inc. (Gas)	312	15,987
NIKE, Inc. - Class B (Apparel)	2,652	142,838
NiSource, Inc. (Electric)	1,872	46,032
Noble Corp.ADR (Oil & Gas)	936	78,821
Nordstrom, Inc. (Retail)	1,599	87,817
Norfolk Southern Corp. (Transportation)	2,730	145,345
Northern Trust Corp. (Banks)	1,326	83,472
Northrop Grumman Corp. (Aerospace/Defense)	2,418	177,989
Novell, Inc. * (Software)	2,340	17,082
Novellus Systems, Inc. * (Semiconductors)	858	27,773
Nucor Corp. (Iron/Steel)	2,106	133,647

See accompanying notes to the Schedules of Portfolio Investments.

NVIDIA Corp. * (Semiconductors)	2,496	82,093
Occidental Petroleum Corp. (Oil & Gas)	5,889	298,572
Office Depot, Inc. * (Retail)	1,911	64,248
OfficeMax, Inc. (Retail)	507	24,955
Omnicom Group, Inc. (Advertising)	1,170	122,510
Oracle Corp. * (Software)	28,080	527,905
PACCAR, Inc. (Auto Manufacturers)	1,716	144,109
Pactiv Corp. * (Packaging & Containers)	897	31,018
Pall Corp. (Miscellaneous Manufacturing)	858	35,993
Parker Hannifin Corp. (Miscellaneous Manufacturing)	819	75,463
Patterson Cos., Inc. * (Healthcare - Products)	975	35,159
Paychex, Inc. (Commercial Services)	2,340	86,814
Peabody Energy Corp. (Coal)	1,833	87,947
PepsiCo, Inc. (Beverages)	11,349	750,054
PerkinElmer, Inc. (Electronics)	858	20,764
Pfizer, Inc. (Pharmaceuticals)	49,179	1,301,275
PG&E Corp. (Electric)	2,418	122,351
Pinnacle West Capital Corp. (Electric)	702	33,900
Pitney Bowes, Inc. (Office/Business Equipment)	1,521	73,008
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,248	49,546
PMC-Sierra, Inc. * (Semiconductors)	1,482	11,456
PNC Financial Services Group (Banks)	2,379	176,284
Polo Ralph Lauren Corp. (Apparel)	429	39,515
PPG Industries, Inc. (Chemicals)	1,131	83,219
PPL Corp. (Electric)	2,652	115,654
Praxair, Inc. (Chemicals)	2,223	143,494
Principal Financial Group, Inc. (Insurance)	1,833	116,377
Procter & Gamble Co. (Cosmetics/Personal Care)	21,801	1,402,022
Progress Energy, Inc. (Electric)	1,755	88,715
Progress Energy, Inc.CVO (Electric)	189	0
Progressive Corp. (Insurance)	5,265	121,464
Prologis (REIT)	1,755	113,724
Prudential Financial, Inc. (Insurance)	3,237	307,515
Public Service Enterprise Group, Inc. (Electric)	1,716	148,348
Public Storage, Inc. (REIT)	858	80,069
Pulte Homes, Inc. (Home Builders)	1,482	39,866
QLogic Corp. * (Semiconductors)	1,092	19,525
Qualcomm, Inc. (Telecommunications)	11,427	500,503
Quest Diagnostics, Inc. (Healthcare - Services)	1,092	53,388
Questar Corp. (Pipelines)	585	56,821
Qwest Communications International, Inc. * (Telecommunications)	10,842	96,277
R.R. Donnelley & Sons Co. (Commercial Services)	1,482	59,576
RadioShack Corp. (Retail)	936	27,210
Raytheon Co. (Aerospace/Defense)	3,081	164,957
Regions Financial Corp. (Banks)	5,109	179,275
Reynolds American, Inc. (Agriculture)	1,170	75,184

See accompanying notes to the Schedules of Portfolio Investments.

Robert Half International, Inc. (Commercial Services)	1,170	38,961
Rockwell Collins, Inc. (Aerospace/Defense)	1,170	76,834
Rockwell International Corp. (Machinery-Diversified)	1,170	69,662
Rohm & Haas Co. (Chemicals)	975	49,891
Rowan Cos., Inc. (Oil & Gas)	780	28,579
Ryder System, Inc. (Transportation)	429	22,583
SAFECO Corp. (Insurance)	741	49,454
Safeway, Inc. (Food)	3,042	110,425
SanDisk Corp. * (Computers)	1,599	69,477
Sanmina-SCI Corp. * (Electronics)	3,705	12,782
Sara Lee Corp. (Food)	5,070	83,199
Schering-Plough Corp. (Pharmaceuticals)	10,413	330,404
Schlumberger, Ltd.ADR (Oil & Gas Services)	8,268	610,426
Schwab (Diversified Financial Services)	7,176	137,205
Seagate Technology, Inc.(a) (Computers)	405	0
Sealed Air Corp. (Packaging & Containers)	1,092	35,928
Sears Holdings Corp. * (Retail)	585	111,682
Sempra Energy (Gas)	1,833	116,358
Sherwin-Williams Co. (Chemicals)	780	49,741
Sigma-Aldrich Corp. (Chemicals)	936	39,387
Simon Property Group, Inc. (REIT)	1,521	175,340
SLM Corp. (Diversified Financial Services)	2,847	153,254
Smith International, Inc. (Oil & Gas Services)	1,404	73,626
Snap-on, Inc. (Hand/Machine Tools)	429	23,381
Solectron Corp. * (Electronics)	6,396	21,427
Southern Co. (Electric)	5,187	196,017
Southwest Airlines Co. (Airlines)	5,499	78,911
Sovereign Bancorp, Inc. (Savings & Loans)	2,535	61,524
Spectra Energy Corp. (Pipelines)	4,407	115,023
Sprint Corp. (Telecommunications)	20,514	410,895
St. Jude Medical, Inc. * (Healthcare - Products)	2,457	105,135
Staples, Inc. (Retail)	4,953	122,834
Starbucks Corp. * (Retail)	5,187	160,901
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,482	99,324
State Street Corp. (Banks)	2,301	158,470
Stryker Corp. (Healthcare - Products)	2,067	134,231
Sun Microsystems, Inc. * (Computers)	25,467	132,938
Sunoco, Inc. (Oil & Gas)	858	64,805
SunTrust Banks, Inc. (Banks)	2,457	207,420
SuperValu, Inc. (Food)	1,443	66,234
Symantec Corp. * (Internet)	6,435	113,256
Synovus Financial Corp. (Banks)	2,262	71,389
Sysco Corp. (Food)	4,251	139,178
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,833	91,063
Target Corp. (Retail)	5,967	354,261
TECO Energy, Inc. (Electric)	1,443	25,902
Tektronix, Inc. (Electronics)	546	16,047
Tellabs, Inc. * (Telecommunications)	3,042	32,306

See accompanying notes to the Schedules of Portfolio Investments.

Temple-Inland, Inc. (Forest Products & Paper)	741	43,897
Tenet Healthcare Corp. * (Healthcare - Services)	3,276	24,308
Teradyne, Inc. * (Semiconductors)	1,287	22,458
Terex Corp. * (Machinery - Construction & Mining)	702	54,651
Texas Instruments, Inc. (Semiconductors)	10,101	347,171
Textron, Inc. (Miscellaneous Manufacturing)	858	87,233
The AES Corp. * (Electric)	4,602	101,198
The Dow Chemical Co. (Chemicals)	6,318	281,845
The E.W. Scripps Co. - Class A (Media)	585	25,331
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	819	42,113
The Gap, Inc. (Retail)	3,666	65,805
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,847	622,383
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,248	41,508
The Hershey Co. (Food)	1,209	66,447
The New York Times Co. - Class A (Media)	1,014	23,728
The Pepsi Bottling Group, Inc. (Beverages)	897	29,431
The Stanley Works (Hand/Machine Tools)	585	34,094
The Travelers Companies, Inc. (Insurance)	4,680	253,188
Thermo Electron Corp. * (Electronics)	2,925	152,275
Tiffany & Co. (Retail)	936	44,638
Time Warner, Inc. (Media)	26,637	549,521
TJX Cos., Inc. (Retail)	3,159	88,105
Torchmark Corp. (Insurance)	663	45,283
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	2,028	174,814
Tribune Co. (Media)	1,248	40,934
TXU Corp. (Electric)	3,198	209,725
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	13,806	450,490
Tyson Foods, Inc. - Class A (Food)	1,716	35,967
U.S. Bancorp (Banks)	12,246	420,650
Union Pacific Corp. (Transportation)	1,872	213,876
Unisys Corp. * (Computers)	2,379	18,651
United Parcel Service, Inc. - Class B (Transportation)	7,527	530,126
United States Steel Corp. (Iron/Steel)	819	83,161
United Technologies Corp. (Aerospace/Defense)	6,981	468,635
UnitedHealth Group, Inc. (Healthcare - Services)	9,321	494,573
UnumProvident Corp. (Insurance)	2,340	58,219
UST, Inc. (Agriculture)	1,092	61,895
V. F. Corp. (Apparel)	624	54,793
Valero Energy Corp. (Oil & Gas)	4,251	298,548
Varian Medical Systems, Inc. * (Healthcare - Products)	897	37,862
VeriSign, Inc. * (Internet)	1,716	46,933

See accompanying notes to the Schedules of Portfolio Investments.

Verizon Communications, Inc. (Telecommunications)	20,241	772,801
Viacom, Inc. - Class B * (Media)	4,797	197,876
Vornado Realty Trust (REIT)	897	106,411
Vulcan Materials Co. (Building Materials)	663	81,993
W.W. Grainger, Inc. (Distribution/Wholesale)	507	41,888
Wachovia Corp. (Banks)	13,104	727,796
Wal-Mart Stores, Inc. (Retail)	17,043	816,700
Walgreen Co. (Retail)	6,825	299,618
Walt Disney Co. (Media)	14,274	499,305
Washington Mutual, Inc. (Savings & Loans)	6,162	258,681
Waste Management, Inc. (Environmental Control)	3,705	138,604
Waters Corp. * (Electronics)	702	41,720
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	702	19,165
Weatherford International, Ltd. * ADR (Oil & Gas Services)	2,340	122,827
WellPoint, Inc. * (Healthcare - Services)	4,251	335,701
Wells Fargo & Co. (Banks)	23,244	834,227
Wendy’s International, Inc. (Retail)	663	24,995
Western Union Co. (Commercial Services)	5,265	110,828
Weyerhaeuser Co. (Forest Products & Paper)	1,443	114,314
Whirlpool Corp. (Home Furnishings)	546	57,892
Whole Foods Market, Inc. (Food)	975	45,620
Williams Cos., Inc. (Pipelines)	4,173	123,103
Windstream Corp. (Telecommunications)	3,315	48,465
Wrigley (Wm.) Jr. Co. (Food)	1,521	89,556
Wyeth (Pharmaceuticals)	9,477	525,974
Wyndham Worldwide Corp. * (Lodging)	1,287	44,530
Xcel Energy, Inc. (Electric)	2,808	67,645
Xerox Corp. * (Office/Business Equipment)	6,591	121,934
Xilinx, Inc. (Semiconductors)	2,301	67,833
XL Capital, Ltd. - Class A (Insurance)	1,248	97,319
XTO Energy, Inc. (Oil & Gas)	2,574	139,691
Yahoo!, Inc. * (Internet)	8,463	237,303
YUM! Brands, Inc. (Retail)	1,833	113,389
Zimmer Holdings, Inc. * (Healthcare - Products)	1,638	148,206
Zions Bancorp (Banks)	741	60,614

TOTAL COMMON STOCKS (Cost $71,617,657)		92,092,899

	Principal Amount
Repurchase Agreements (17.9%)
UBS, 5.13%, 5/1/07, dated 4/30/07, with a repurchase price of $18,730,669 (Collateralized by $18,787,000 Federal Home Loan Mortgage Corp, 5.50%, 1/18/08, market value $19,103,300)	$18,728,000	18,728,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,728,000)		18,728,000

See accompanying notes to the Schedules of Portfolio Investments.

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	5,670	794

TOTAL RIGHTS/WARRANTS (Cost $0)		794

TOTAL INVESTMENT SECURITIES (Cost $90,345,657) - 106.0% of net assets		$110,821,693

Percentages indicated are based on net assets of $104,522,672.

*	Non-income producing security

(a)	Escrowed Security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $ 12,650,125)	34	$254,327
E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $ 372,063)	5	(133)

Bull ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	1.5%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.4%
Auto Parts & Equipment	0.2%
Banks	5.5%
Beverages	1.8%
Biotechnology	1.0%
Building Materials	0.2%
Chemicals	1.2%
Coal	0.1%
Commercial Services	0.6%
Computers	3.6%
Cosmetics/Personal Care	1.7%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.5%
Electric	3.0%
Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.2%
Food	1.6%
Forest Products & Paper	0.4%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.7%
Healthcare-Services	1.3%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	4.3%
Internet	1.5%

See accompanying notes to the Schedules of Portfolio Investments.

Iron/Steel	0.3%
Leisure Time	0.3%
Lodging	0.4%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.3%
Media	2.9%
Mining	0.5%
Miscellaneous Manufacturing	4.5%
Office/Business Equipment	0.2%
Oil & Gas	7.2%
Oil & Gas Services	1.3%
Packaging & Containers	0.1%
Pharmaceuticals	5.3%
Pipelines	0.4%
Real Estate	NM
Real Estate Investment Trust	1.0%
Retail	5.0%
Savings & Loans	0.4%
Semiconductors	2.2%
Software	3.3%
Telecommunications	5.5%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.5%
Other**	17.9%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (89.1%)
3Com Corp. * (Telecommunications)	3,675	$14,810
99 Cents Only Stores * (Retail)	375	5,363
Activision, Inc. * (Software)	2,325	46,499
Acxiom Corp. (Software)	600	13,560
ADTRAN, Inc. (Telecommunications)	525	13,361
Advance Auto Parts, Inc. (Retail)	975	40,169
Advanced Medical Optics, Inc. * (Healthcare - Products)	525	21,226
Advent Software, Inc. * (Software)	150	5,034
Aeropostale, Inc. * (Retail)	450	18,518
Affymetrix, Inc. * (Biotechnology)	600	15,762
AGCO Corp. * (Machinery-Diversified)	825	34,428
AGL Resources, Inc. (Gas)	675	29,390
Airgas, Inc. (Chemicals)	675	30,070
AirTran Holdings, Inc. * (Airlines)	825	9,083
Alaska Air Group, Inc. * (Airlines)	300	8,880
Albemarle Corp. (Chemicals)	675	28,654
Alberto-Culver Co. (Cosmetics/Personal Care)	675	16,396
Alexander & Baldwin, Inc. (Transportation)	375	20,044
Alliance Data Systems Corp. * (Commercial Services)	600	38,195
Alliant Energy Corp. (Electric)	1,050	45,989
Alliant Techsystems, Inc. * (Aerospace/Defense)	300	27,939
AMB Property Corp. (REIT)	900	54,819
American Eagle Outfitters, Inc. (Retail)	1,875	55,255
American Financial Group, Inc. (Insurance)	600	21,162
American Greetings Corp. - Class A (Household Products/Wares)	525	13,361
AmeriCredit Corp. * (Diversified Financial Services)	1,050	26,492
Ametek, Inc. (Electrical Components & Equipment)	975	35,373
Amphenol Corp. - Class A (Electronics)	1,500	52,664
Andrew Corp. * (Telecommunications)	1,425	15,561
AnnTaylor Stores Corp. * (Retail)	600	23,088
Applebee’s International, Inc. (Retail)	675	18,347
Apria Healthcare Group, Inc. * (Healthcare - Services)	375	11,903
Aqua America, Inc. (Water)	1,200	26,532
Aquila, Inc. * (Electric)	3,450	14,249
Arch Coal, Inc. (Coal)	1,275	45,989
Arrow Electronics, Inc. * (Electronics)	1,125	44,460
Arthur J. Gallagher & Co. (Insurance)	900	25,164
ArvinMeritor, Inc. (Auto Parts & Equipment)	600	12,390

See accompanying notes to the Schedules of Portfolio Investments.

Associated Banc-Corp (Banks)	1,200	38,855
Astoria Financial Corp. (Savings & Loans)	750	19,920
Atmel Corp. * (Semiconductors)	3,975	21,147
Avis Budget Group, Inc. * (Commercial Services)	900	25,317
Avnet, Inc. * (Electronics)	1,125	46,013
Avocent Corp. * (Internet)	450	12,605
Bandag, Inc. (Auto Parts & Equipment)	75	3,783
Bank of Hawaii Corp. (Banks)	450	23,805
Barnes & Noble, Inc. (Retail)	450	17,789
Beazer Homes USA, Inc. (Home Builders)	300	10,014
Beckman Coulter, Inc. (Healthcare - Products)	525	32,975
Belo Corp. - Class A (Media)	750	14,452
BJ’s Wholesale Club, Inc. * (Retail)	600	20,718
Black Hills Corp. (Electric)	300	11,943
Blyth, Inc. (Household Products/Wares)	225	5,873
Bob Evans Farms, Inc. (Retail)	300	11,010
Borders Group, Inc. (Retail)	525	11,083
BorgWarner, Inc. (Auto Parts & Equipment)	525	40,903
Bowater, Inc. (Forest Products & Paper)	450	9,851
Boyd Gaming Corp. (Lodging)	375	17,063
Brinker International, Inc. (Retail)	1,125	34,988
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	1,120	22,445
Brown & Brown, Inc. (Insurance)	1,050	27,038
BRT Realty Trust (REIT)	80	2,474
Cabot Corp. (Chemicals)	525	23,783
Cadence Design Systems, Inc. * (Computers)	2,550	56,609
Callaway Golf Co. (Leisure Time)	525	9,429
Cameron International Corp. * (Oil & Gas Services)	975	62,955
Career Education Corp. * (Commercial Services)	825	24,371
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	525	21,620
Carmax, Inc. * (Retail)	1,950	48,593
Catalina Marketing Corp. (Advertising)	300	9,510
Cathay Bancorp, Inc. (Banks)	450	14,756
CBRL Group, Inc. (Retail)	225	10,031
CDW Corp. (Distribution/Wholesale)	525	37,805
Cephalon, Inc. * (Pharmaceuticals)	525	41,795
Ceridian Corp. * (Computers)	1,275	43,043
Cerner Corp. * (Software)	600	31,944
Charles River Laboratories International, Inc. * (Biotechnology)	600	28,416
Charming Shoppes, Inc. * (Retail)	1,125	14,063
CheckFree Corp. * (Internet)	825	27,770
Cheesecake Factory, Inc. * (Retail)	675	18,630
Chemtura Corp. (Chemicals)	2,175	23,990
Chico’s FAS, Inc. * (Retail)	1,575	41,516
Choicepoint, Inc. * (Commercial Services)	675	25,630

See accompanying notes to the Schedules of Portfolio Investments.

Church & Dwight, Inc. (Household Products/Wares)	600	30,438
Cimarex Energy Co. (Oil & Gas)	750	29,550
Cincinnati Bell, Inc. * (Telecommunications)	2,250	11,408
City National Corp. (Banks)	300	21,966
Claire’s Stores, Inc. (Retail)	825	26,870
Coldwater Creek, Inc. * (Retail)	525	10,868
Commercial Metals Co. (Metal Fabricate/Hardware)	1,050	35,207
Commscope, Inc. * (Telecommunications)	525	24,491
Community Health Systems, Inc. * (Healthcare - Services)	825	30,360
Con-way, Inc. (Transportation)	375	20,486
Copart, Inc. * (Retail)	600	17,388
Corinthian Colleges, Inc. * (Commercial Services)	750	10,373
Cousins Properties, Inc. (REIT)	375	12,589
Covance, Inc. * (Healthcare - Services)	525	31,763
Crane Co. (Miscellaneous Manufacturing)	450	19,130
Cree Research, Inc. * (Semiconductors)	675	13,770
CSG Systems International, Inc. * (Software)	375	10,043
Cullen/Frost Bankers, Inc. (Banks)	525	26,864
Cypress Semiconductor Corp. * (Semiconductors)	1,650	37,653
Cytec Industries, Inc. (Chemicals)	375	20,588
CYTYC Corp. * (Healthcare - Products)	1,050	36,992
Deluxe Corp. (Commercial Services)	450	17,033
Denbury Resources, Inc. * (Oil & Gas)	1,050	34,745
DENTSPLY International, Inc. (Healthcare - Products)	1,350	45,103
DeVry, Inc. (Commercial Services)	525	17,320
Dick’s Sporting Goods, Inc. * (Retail)	300	16,827
Diebold, Inc. (Computers)	600	28,602
Dollar Tree Stores, Inc. * (Retail)	900	35,388
Donaldson Co., Inc. (Miscellaneous Manufacturing)	600	21,552
DPL, Inc. (Electric)	1,050	32,918
DRS Technologies, Inc. (Aerospace/Defense)	375	18,866
DST Systems, Inc. * (Computers)	450	35,123
Dun & Bradstreet Corp. (Software)	525	47,407
Duquesne Light Holdings, Inc. (Electric)	750	14,955
Dycom Industries, Inc. * (Engineering & Construction)	375	9,716
Eaton Vance Corp. (Diversified Financial Services)	1,125	42,997
Edwards (A.G.), Inc. (Diversified Financial Services)	675	48,903
Edwards Lifesciences Corp. * (Healthcare - Products)	525	25,725
Encore Acquisition Co. * (Oil & Gas)	450	12,020
Energizer Holdings, Inc. * (Electrical Components & Equipment)	525	51,020

See accompanying notes to the Schedules of Portfolio Investments.

Energy East Corp. (Electric)	1,350	32,697
Entercom Communications Corp. (Media)	225	6,242
Equitable Resources, Inc. (Pipelines)	1,125	58,511
Everest Re Group, Ltd. ADR (Insurance)	600	60,383
Expeditors International of Washington, Inc. (Transportation)	1,950	81,509
F5 Networks, Inc. * (Internet)	375	28,793
Fair Isaac Corp. (Software)	525	18,748
Fairchild Semiconductor International, Inc. * (Semiconductors)	1,125	19,800
Fastenal Co. (Distribution/Wholesale)	1,125	46,260
Federal Signal Corp. (Miscellaneous Manufacturing)	375	5,921
Ferro Corp. (Chemicals)	375	7,804
Fidelity National Title Group, Inc. - Class A (Insurance)	2,025	51,616
First American Financial Corp. (Insurance)	900	46,350
First Niagara Financial Group, Inc. (Savings & Loans)	975	13,260
FirstMerit Corp. (Banks)	675	14,094
Florida Rock Industries, Inc. (Building Materials)	450	31,104
Flowserve Corp. (Machinery-Diversified)	525	32,030
FMC Corp. (Chemicals)	300	23,079
FMC Technologies, Inc. * (Oil & Gas Services)	600	42,528
Foot Locker, Inc. (Retail)	1,425	33,901
Forest Oil Corp. * (Oil & Gas)	450	15,858
Frontier Oil Corp. (Oil & Gas)	975	34,447
Furniture Brands International, Inc. (Home Furnishings)	450	7,236
GameStop Corp. * (Retail)	1,350	44,779
Gartner Group, Inc. * (Commercial Services)	525	13,246
GATX Corp. (Trucking & Leasing)	450	22,055
Gen-Probe, Inc. * (Healthcare - Products)	450	23,000
Gentex Corp. (Electronics)	1,275	22,695
Glatfelter (Forest Products & Paper)	375	5,606
Global Payments, Inc. (Software)	600	22,788
Graco, Inc. (Machinery-Diversified)	600	23,700
Granite Construction, Inc. (Engineering & Construction)	300	18,072
Grant Prideco, Inc. * (Oil & Gas Services)	1,125	57,983
Great Plains Energy, Inc. (Electric)	750	24,480
Greater Bay Bancorp (Banks)	450	11,606
Hanesbrands, Inc. * (Apparel)	900	23,931
Hanover Compressor Co. * (Oil & Gas Services)	900	19,467
Hanover Insurance Group, Inc. (Insurance)	450	20,682
Hansen Natural Corp. * (Beverages)	525	20,055
Harris Corp. (Telecommunications)	1,200	61,620
Harsco Corp. (Miscellaneous Manufacturing)	750	38,250

See accompanying notes to the Schedules of Portfolio Investments.

Harte-Hanks, Inc. (Advertising)	450	11,745
Hawaiian Electric Industries, Inc. (Electric)	750	19,740
HCC Insurance Holdings, Inc. (Insurance)	975	29,894
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,175	23,251
Health Net, Inc. * (Healthcare - Services)	1,050	56,762
Helmerich & Payne, Inc. (Oil & Gas)	975	31,483
Henry Schein, Inc. * (Healthcare - Products)	825	43,006
Herman Miller, Inc. (Office Furnishings)	600	20,646
Highwoods Properties, Inc. (REIT)	450	18,351
Hillenbrand Industries, Inc. (Healthcare - Products)	525	32,104
HNI Corp. (Office Furnishings)	450	18,783
Horace Mann Educators Corp. (Insurance)	375	7,890
Hormel Foods Corp. (Food)	675	25,711
Hospitality Properties Trust (REIT)	825	37,562
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	300	7,197
Hubbell, Inc. - Class B (Electrical Components & Equipment)	525	27,137
IDACORP, Inc. (Electric)	375	12,919
Imation Corp. (Computers)	300	11,073
IndyMac Bancorp, Inc. (Diversified Financial Services)	600	18,144
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	1,275	25,016
Integrated Device Technology, Inc. * (Semiconductors)	1,800	26,964
International Rectifier Corp. * (Semiconductors)	600	21,168
International Speedway Corp. (Entertainment)	300	14,820
Intersil Corp. - Class A (Semiconductors)	1,275	37,982
Intuitive Surgical, Inc. * (Healthcare - Products)	300	38,897
Investors Financial Services Corp. (Banks)	600	37,127
Invitrogen Corp. * (Biotechnology)	375	24,551
ITT Educational Services, Inc. * (Commercial Services)	300	29,162
J.B. Hunt Transport Services, Inc. (Transportation)	900	24,354
Jack Henry & Associates, Inc. (Computers)	675	16,031
Jacobs Engineering Group, Inc. * (Engineering & Construction)	1,050	52,951
Jefferies Group, Inc. (Diversified Financial Services)	900	28,530
JetBlue Airways Corp. * (Airlines)	1,575	15,609
JM Smucker Co. (Food)	525	29,305
John Wiley & Sons, Inc. (Media)	375	14,044
Joy Global, Inc. (Machinery - Construction & Mining)	1,050	53,162

See accompanying notes to the Schedules of Portfolio Investments.

KBR, Inc. (Engineering & Construction)	1,425	29,441
Kelly Services, Inc. - Class A (Commercial Services)	150	4,305
KEMET Corp. * (Electronics)	750	6,360
Kennametal, Inc. (Hand/Machine Tools)	300	21,168
Korn/Ferry International * (Commercial Services)	375	8,839
Lam Research Corp. * (Semiconductors)	1,275	68,569
Lancaster Colony Corp. (Miscellaneous Manufacturing)	150	6,335
Lattice Semiconductor Corp. * (Semiconductors)	1,050	5,733
Laureate Education, Inc. * (Commercial Services)	450	26,573
Lear Corp. * (Auto Parts & Equipment)	600	22,032
Lee Enterprises, Inc. (Media)	375	9,818
Leucadia National Corp. (Holding Companies - Diversified)	1,500	45,210
Liberty Property Trust (REIT)	825	39,922
LifePoint Hospitals, Inc. * (Healthcare - Services)	525	19,168
Lincare Holdings, Inc. * (Healthcare - Services)	825	32,538
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	375	23,899
Louisiana-Pacific Corp. (Forest Products & Paper)	900	17,739
Lubrizol Corp. (Chemicals)	600	35,963
Lyondell Chemical Co. (Chemicals)	1,950	60,683
M.D.C. Holdings, Inc. (Home Builders)	300	15,378
Mack-Cali Realty Corp. (REIT)	600	29,382
Macrovision Corp. * (Entertainment)	450	10,922
Manpower, Inc. (Commercial Services)	750	60,187
Martek Biosciences Corp. * (Biotechnology)	300	6,477
Martin Marietta Materials (Building Materials)	375	54,683
McAfee, Inc. * (Internet)	1,425	46,297
MDU Resources Group, Inc. (Electric)	1,650	49,994
Media General, Inc. - Class A (Media)	225	8,267
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	450	13,680
MEMC Electronic Materials, Inc. * (Semiconductors)	1,500	82,319
Mentor Graphics Corp. * (Computers)	750	12,135
Mercury General Corp. (Insurance)	300	16,245
Micrel, Inc. * (Semiconductors)	525	6,589
Microchip Technology, Inc. (Semiconductors)	1,950	78,662
Millennium Pharmaceuticals, Inc. * (Biotechnology)	2,850	31,578
Mine Safety Appliances Co. (Environmental Control)	225	9,484

See accompanying notes to the Schedules of Portfolio Investments.

Minerals Technologies, Inc. (Chemicals)	150	9,543
Modine Manufacturing Co. (Auto Parts & Equipment)	300	6,939
Mohawk Industries, Inc. * (Textiles)	450	40,572
Moneygram International, Inc. (Software)	750	21,323
MPS Group, Inc. * (Commercial Services)	900	12,321
MSC Industrial Direct Co. - Class A (Retail)	450	21,933
National Fuel Gas Co. (Pipelines)	750	35,258
National Instruments Corp. (Computers)	525	14,627
Navigant Consulting Co. * (Commercial Services)	450	8,631
Netflix, Inc. * (Internet)	525	11,639
NeuStar, Inc. * (Telecommunications)	600	17,256
New York Community Bancorp (Savings & Loans)	2,400	41,904
Newfield Exploration Co. * (Oil & Gas)	1,200	52,500
Noble Energy, Inc. (Oil & Gas)	1,575	92,625
Nordson Corp. (Machinery-Diversified)	300	13,749
Northeast Utilities System (Electric)	1,425	45,842
NSTAR (Electric)	975	35,003
Nuveen Investments - Class A (Diversified Financial Services)	675	35,978
NVR, Inc. * (Home Builders)	75	61,799
O’Reilly Automotive, Inc. * (Retail)	1,050	37,380
OGE Energy Corp. (Electric)	825	31,713
Ohio Casualty Corp. (Insurance)	525	16,611
Old Republic International Corp. (Insurance)	2,100	44,667
Olin Corp. (Chemicals)	675	11,570
Omnicare, Inc. (Pharmaceuticals)	1,125	37,316
ONEOK, Inc. (Gas)	975	47,200
Oshkosh Truck Corp. (Auto Manufacturers)	675	37,760
OSI Restaurant Partners, Inc. (Retail)	675	26,872
Overseas Shipholding Group, Inc. (Transportation)	225	15,930
Pacific Sunwear of California, Inc. * (Retail)	600	12,558
Packaging Corp. of America (Packaging & Containers)	750	18,570
Palm, Inc. * (Computers)	900	15,192
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	300	8,079
Parametric Technology Corp. * (Software)	975	17,326
Patterson-UTI Energy, Inc. (Oil & Gas)	1,425	34,756
Payless ShoeSource, Inc. * (Retail)	600	19,140
PDL BioPharma, Inc. * (Biotechnology)	1,050	26,523
Pentair, Inc. (Miscellaneous Manufacturing)	900	28,926
Pepco Holdings, Inc. (Electric)	1,725	50,921

See accompanying notes to the Schedules of Portfolio Investments.

PepsiAmericas, Inc. (Beverages)	525	12,674
Perrigo Co. (Pharmaceuticals)	675	12,825
Petsmart, Inc. (Retail)	1,200	39,828
Pharmaceutical Product Development, Inc. (Commercial Services)	900	32,462
Phillips-Van Heusen Corp. (Apparel)	450	25,155
Pioneer Natural Resources Co. (Oil & Gas)	1,125	56,474
Plains Exploration & Production Co. * (Oil & Gas)	675	31,718
Plantronics, Inc. (Telecommunications)	375	9,416
PMI Group, Inc. (Insurance)	750	36,353
PNM Resources, Inc. (Electric)	675	21,971
Pogo Producing Co. (Oil & Gas)	525	25,337
Polycom, Inc. * (Telecommunications)	825	27,473
Potlatch Corp. (Forest Products & Paper)	300	13,017
Powerwave Technologies, Inc. * (Telecommunications)	1,200	7,476
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,200	124,931
Pride International, Inc. * (Oil & Gas)	1,500	49,215
Protective Life Corp. (Insurance)	600	28,140
Psychiatric Solutions, Inc. * (Healthcare - Services)	450	15,782
Puget Energy, Inc. (Electric)	1,050	27,111
Quanta Services, Inc. * (Commercial Services)	1,050	28,864
Quicksilver Resources, Inc. * (Oil & Gas)	450	18,837
Radian Group, Inc. (Insurance)	750	43,583
Raymond James Financial Corp. (Diversified Financial Services)	825	25,311
Rayonier, Inc. (Forest Products & Paper)	675	29,275
Regency Centers Corp. (REIT)	600	49,440
Regis Corp. (Retail)	375	14,336
Reliance Steel & Aluminum Co. (Iron/Steel)	600	35,640
Rent-A-Center, Inc. * (Commercial Services)	600	16,704
Republic Services, Inc. (Environmental Control)	1,500	41,894
ResMed, Inc. * (Healthcare - Products)	675	28,526
RF Micro Devices, Inc. * (Telecommunications)	1,725	10,781
Rollins, Inc. (Commercial Services)	225	5,191
Roper Industries, Inc. (Miscellaneous Manufacturing)	750	42,044
Ross Stores, Inc. (Retail)	1,275	42,265
RPM, Inc. (Chemicals)	1,050	22,334
Ruby Tuesday, Inc. (Retail)	525	14,049
Ruddick Corp. (Food)	300	9,009
Saks, Inc. (Retail)	1,275	26,699
SCANA Corp. (Electric)	1,050	45,707
Scholastic Corp. * (Media)	225	6,946
Scientific Games Corp. - Class A * (Entertainment)	600	19,974

See accompanying notes to the Schedules of Portfolio Investments.

SEI Investments Co. (Software)	525	32,041
Semtech Corp. * (Semiconductors)	675	9,734
Sensient Technologies Corp. (Chemicals)	375	9,818
Sepracor, Inc. * (Pharmaceuticals)	975	52,338
Sequa Corp. - Class A * (Aerospace/Defense)	75	8,790
Sierra Pacific Resources * (Electric)	2,025	36,977
Silicon Laboratories, Inc. * (Semiconductors)	450	14,765
Smithfield Foods, Inc. * (Food)	900	27,513
Sonoco Products Co. (Packaging & Containers)	900	38,376
Sotheby’s (Commercial Services)	525	27,100
Southwestern Energy Co. * (Oil & Gas)	1,500	62,999
SPX Corp. (Miscellaneous Manufacturing)	525	37,212
SRA International, Inc. - Class A * (Computers)	375	9,161
StanCorp Financial Group, Inc. (Insurance)	450	21,420
Steel Dynamics, Inc. (Iron/Steel)	825	36,556
Stericycle, Inc. * (Environmental Control)	375	32,678
STERIS Corp. (Healthcare - Products)	600	15,336
Strayer Education, Inc. (Commercial Services)	75	9,326
Superior Energy Services, Inc. * (Oil & Gas Services)	750	27,248
SVB Financial Group * (Banks)	300	15,366
Swift Transportation Co., Inc. * (Transportation)	450	14,076
Sybase, Inc. * (Software)	825	19,957
Synopsys, Inc. * (Computers)	1,275	35,267
TCF Financial Corp. (Banks)	1,050	28,434
Tech Data Corp. * (Distribution/Wholesale)	450	15,993
Techne Corp. * (Healthcare - Products)	300	17,691
Teleflex, Inc. (Miscellaneous Manufacturing)	300	21,549
Telephone & Data Systems, Inc. (Telecommunications)	900	51,255
The Brink’s Co. (Miscellaneous Manufacturing)	450	28,575
The Colonial BancGroup, Inc. (Banks)	1,425	34,285
The Commerce Group, Inc. (Insurance)	375	12,229
The Corporate Executive Board Co. (Commercial Services)	300	19,092
The Macerich Co. (REIT)	600	57,071
The Ryland Group, Inc. (Home Builders)	375	16,613
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	375	16,864
The Timberland Co. - Class A * (Apparel)	450	11,615
Thomas & Betts Corp. * (Electronics)	450	24,516
Thor Industries, Inc. (Home Builders)	300	11,949

See accompanying notes to the Schedules of Portfolio Investments.

Tidewater, Inc. (Oil & Gas Services)	525	33,185
Timken Co. (Metal Fabricate/Hardware)	825	27,209
Toll Brothers, Inc. * (Home Builders)	1,125	33,503
Tootsie Roll Industries, Inc. (Food)	225	6,523
Transaction Systems Architect, Inc. * (Software)	300	9,519
Triad Hospitals, Inc. * (Healthcare - Services)	750	39,854
Trinity Industries, Inc. (Miscellaneous Manufacturing)	675	31,320
TriQuint Semiconductor, Inc. * (Semiconductors)	1,275	6,592
Tupperware Corp. (Household Products/Wares)	525	14,763
UDR, Inc. (REIT)	1,200	36,048
United Rentals, Inc. * (Commercial Services)	600	20,100
Unitrin, Inc. (Insurance)	375	17,681
Universal Corp. (Agriculture)	225	14,103
Universal Health Services, Inc. - Class B (Healthcare - Services)	450	27,324
Urban Outfitters, Inc. * (Retail)	975	25,116
UTStarcom, Inc. * (Telecommunications)	975	6,962
Valassis Communications, Inc. * (Commercial Services)	375	7,185
Valeant Pharmaceuticals International (Pharmaceuticals)	825	14,867
Valspar Corp. (Chemicals)	900	24,336
ValueClick, Inc. * (Internet)	900	25,740
Varian, Inc. * (Electronics)	225	13,041
VCA Antech, Inc. * (Pharmaceuticals)	750	29,573
Vectren Corp. (Gas)	675	19,622
Ventana Medical Systems, Inc. * (Healthcare - Products)	300	14,577
Vertex Pharmaceuticals, Inc. * (Biotechnology)	1,125	34,583
Vishay Intertechnology, Inc. * (Electronics)	1,650	27,473
W.R. Berkley Corp. (Insurance)	1,575	51,171
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	750	18,165
Washington Federal, Inc. (Savings & Loans)	750	17,783
Washington Post Co. - Class B (Media)	75	55,799
Webster Financial Corp. (Banks)	450	20,003
Weingarten Realty Investors (REIT)	675	32,306
WellCare Health Plans, Inc. * (Healthcare - Services)	225	18,133
Werner Enterprises, Inc. (Transportation)	450	8,510
Westamerica Bancorp (Banks)	225	10,537
Westar Energy, Inc. (Electric)	750	20,415
Western Digital Corp. * (Computers)	2,025	35,802
Westwood One, Inc. (Media)	600	4,086
WGL Holdings, Inc. (Gas)	450	15,228
Williams Sonoma, Inc. (Retail)	975	34,340
Wilmington Trust Corp. (Banks)	600	24,276

See accompanying notes to the Schedules of Portfolio Investments.

Wind River Systems, Inc. * (Software)	675	6,635
Wisconsin Energy Corp. (Electric)	1,050	51,229
Worthington Industries, Inc. (Metal Fabricate/Hardware)	675	15,019
YRC Worldwide, Inc. * (Transportation)	525	20,890
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	600	23,874

TOTAL COMMON STOCKS (Cost $7,391,438)		10,559,354

	Principal Amount
Repurchase Agreements (8.7%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $1,033,147 (Collateralized by $1,029,000 Federal National Mortgage Association, 5.25%, 10/30/07, market value $1,054,731)	$1,033,000	1,033,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,033,000)		1,033,000

TOTAL INVESTMENT SECURITIES (Cost $8,424,438) - 97.8% of net assets		$11,592,354

Percentages indicated are based on net assets of $11,852,871.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $439,050)	1	$18,596

Future Contracts Sold

E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $439,050)	5	6,260

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/30/07	$1,349,305	$(20,334)

Mid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Aerospace/Defense	0.5%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%
Banks	2.7%
Beverages	0.3%
Biotechnology	1.4%
Building Materials	0.7%
Chemicals	2.8%
Coal	0.4%
Commercial Services	4.1%
Computers	2.6%
Cosmetics/Personal Care	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Distribution/Wholesale	1.1%
Diversified Financial Services	2.3%
Electric	5.3%
Electrical Components & Equipment	1.0%
Electronics	2.0%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.7%
Food	0.8%
Forest Products & Paper	0.6%
Gas	0.9%
Hand/Machine Tools	0.4%
Healthcare - Products	3.2%
Healthcare - Services	2.6%
Holding Companies - Diversified	0.4%
Home Builders	1.3%
Home Furnishings	0.1%
Household Products/Wares	0.7%
Insurance	4.9%
Internet	1.3%
Iron/Steel	0.6%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.1%
Media	1.0%
Metal Fabricate/Hardware	1.7%
Miscellaneous Manufacturing	2.6%
Office Furnishings	0.3%
Oil & Gas	4.9%
Oil & Gas Services	2.1%
Packaging & Containers	0.5%
Pharmaceuticals	1.8%
Pipelines	0.8%
Real Estate Investment Trust	3.1%
Retail	7.5%
Savings & Loans	0.8%
Semiconductors	3.8%
Software	2.6%
Telecommunications	2.3%
Textiles	0.3%
Transportation	1.7%
Trucking & Leasing	0.2%
Water	0.2%
Other**	8.7%

** Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (74.7%)
3Com Corp. * (Telecommunications)	8,686	$35,005
AAR Corp. * (Aerospace/Defense)	1,010	30,845
Aaron Rents, Inc. (Commercial Services)	1,111	31,519
ABM Industries, Inc. (Commercial Services)	1,515	42,632
Acadia Realty Trust (REIT)	1,818	48,868
Acco Brands Corp. * (Household Products/Wares)	1,212	28,846
Accredited Home Lenders * (Diversified Financial Services)	404	4,719
Actel Corp. * (Semiconductors)	1,515	22,180
Actuant Corp. - Class A (Miscellaneous Manufacturing)	606	32,118
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,010	59,712
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	707	26,520
Administaff, Inc. (Commercial Services)	606	20,113
Adolor Corp. * (Pharmaceuticals)	1,212	4,339
ADTRAN, Inc. (Telecommunications)	1,515	38,557
Advance America Cash Advance Centers, Inc. (Commercial Services)	1,818	31,161
Advanta Corp. - Class B (Diversified Financial Services)	707	32,395
Advent Software, Inc. * (Software)	606	20,337
Advisory Board Co. * (Commercial Services)	606	28,773
Aeroflex, Inc. * (Telecommunications)	2,222	31,197
Aeropostale, Inc. * (Retail)	1,212	49,874
Affordable Residential Communities * (REIT)	2,121	24,879
Affymetrix, Inc. * (Biotechnology)	1,515	39,799
Aftermarket Technology Corp. * (Auto Parts & Equipment)	909	25,116
Agile Software Corp. * (Internet)	3,131	22,512
Agilysys, Inc. (Computers)	1,111	23,364
Agree Realty Corp. (REIT)	1,313	44,511
AirTran Holdings, Inc. * (Airlines)	2,121	23,352
AK Steel Holding Corp. * (Iron/Steel)	2,424	73,981
Alaska Air Group, Inc. * (Airlines)	808	23,917
Alaska Communications Systems Group, Inc. (Telecommunications)	2,222	35,330
Albany International Corp. - Class A (Machinery-Diversified)	707	27,078
Alexion Pharmaceuticals, Inc. * (Biotechnology)	808	33,823
Alkermes, Inc. * (Pharmaceuticals)	2,020	33,189
Allscripts Healthcare Solutions, Inc. * (Software)	1,313	34,729
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	1,212	22,749

See accompanying notes to the Schedules of Portfolio Investments.

Alpha Natural Resources, Inc. * (Coal)	1,313	22,807
Alpharma, Inc. - Class A (Pharmaceuticals)	1,010	24,543
AMERCO * (Trucking & Leasing)	303	21,198
America’s Car-Mart, Inc. * (Retail)	1,111	14,243
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	1,414	39,521
American Campus Communities, Inc. (REIT)	1,414	43,297
American Commercial Lines, Inc. * (Transportation)	1,414	41,671
American Financial Realty Trust (REIT)	3,434	36,400
American Greetings Corp. - Class A (Household Products/Wares)	1,212	30,845
American Home Mortgage Investment Corp. (REIT)	909	22,525
American Medical Systems Holdings, Inc. * (Healthcare - Products)	1,818	32,233
American Physicians Capital, Inc. * (Insurance)	909	35,942
American Reprographics Co. * (Software)	707	23,472
American States Water Co. (Water)	909	32,397
AMERIGROUP Corp. * (Healthcare - Services)	1,111	31,252
Amkor Technology, Inc. * (Semiconductors)	2,424	33,912
AMN Healthcare Services, Inc. * (Commercial Services)	1,111	27,053
AmSurg Corp. * (Healthcare - Services)	909	20,862
Anaren, Inc. * (Telecommunications)	1,010	19,109
Andrew Corp. * (Telecommunications)	2,765	30,194
Anixter International, Inc. * (Telecommunications)	707	50,621
ANSYS, Inc. * (Software)	707	36,198
Apogee Enterprises, Inc. (Building Materials)	1,515	36,481
Apollo Investment Corp. (Investment Companies)	2,222	48,818
Applebee’s International, Inc. (Retail)	1,919	52,157
Applera Corp. - Celera Genomics Group * (Biotechnology)	2,323	32,522
Applied Industrial Technologies, Inc. (Machinery-Diversified)	1,212	32,566
Applied Micro Circuits Corp. * (Semiconductors)	7,878	22,137
Apria Healthcare Group, Inc. * (Healthcare - Services)	1,212	38,469
aQuantive, Inc. * (Internet)	1,616	49,466
Aquila, Inc. * (Electric)	9,797	40,462
Arbitron, Inc. (Commercial Services)	707	34,841
Arch Chemicals, Inc. (Chemicals)	808	24,418
Arena Pharmaceuticals, Inc. * (Biotechnology)	1,616	21,056
Ares Capital Corp. (Investment Companies)	2,020	36,279

See accompanying notes to the Schedules of Portfolio Investments.

Ariba, Inc. * (Internet)	2,222	19,598
Arkansas Best Corp. (Transportation)	606	23,876
Array BioPharma, Inc. * (Pharmaceuticals)	2,323	32,406
Arris Group, Inc. * (Telecommunications)	2,424	35,924
ArthroCare Corp. * (Healthcare - Products)	707	29,171
ArvinMeritor, Inc. (Auto Parts & Equipment)	1,717	35,456
Aspen Technology, Inc. * (Software)	1,515	20,574
Astec Industries, Inc. * (Machinery - Construction & Mining)	606	24,664
Atheros Communications * (Telecommunications)	1,212	32,469
Atlas America, Inc. * (Oil & Gas)	606	36,172
ATMI, Inc. * (Semiconductors)	1,111	34,363
ATP Oil & Gas Corp. * (Oil & Gas)	606	26,337
Atwood Oceanics, Inc. * (Oil & Gas)	606	38,117
Authorize.Net Holdings, Inc. (Internet)	1,313	23,161
Avid Technology, Inc. * (Software)	909	30,224
Avista Corp. (Electric)	1,616	38,121
Avocent Corp. * (Internet)	1,111	31,119
Axcelis Technologies, Inc. * (Semiconductors)	3,333	25,497
Baldor Electric Co. (Hand/Machine Tools)	1,010	39,784
Bally Technologies, Inc. * (Entertainment)	1,515	35,451
BE Aerospace, Inc. * (Aerospace/Defense)	1,717	62,928
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	1,212	19,065
BearingPoint, Inc. * (Commercial Services)	4,343	31,878
Belden, Inc. (Electrical Components & Equipment)	1,010	56,439
Belo Corp. - Class A (Media)	2,222	42,818
Benchmark Electronics, Inc. * (Electronics)	1,414	29,949
Berry Petroleum Co. - Class A (Oil & Gas)	808	27,520
Big 5 Sporting Goods Corp. (Retail)	1,010	25,856
Big Lots, Inc. * (Retail)	2,525	81,304
Bill Barrett Corp. * (Oil & Gas)	808	29,815
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	404	28,591
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	2,222	35,908
BioMed Realty Trust, Inc. (REIT)	1,414	40,596
Biosite Diagnostics, Inc. * (Healthcare - Products)	404	37,370
Black Hills Corp. (Electric)	1,010	40,208
Blackbaud, Inc. (Software)	1,313	28,991
Blackboard, Inc. * (Software)	808	27,722
Blockbuster, Inc. - Class A * (Retail)	5,252	32,562
Blue Nile, Inc. * (Internet)	606	28,518
Bob Evans Farms, Inc. (Retail)	1,111	40,774
Books-A-Million, Inc. (Retail)	1,111	18,531

See accompanying notes to the Schedules of Portfolio Investments.

Borders Group, Inc. (Retail)	1,515	31,982
Boston Private Financial Holdings, Inc. (Banks)	1,313	36,515
Bowater, Inc. (Forest Products & Paper)	1,212	26,531
Bowne & Co., Inc. (Commercial Services)	1,919	32,009
Brady Corp. - Class A (Electronics)	1,010	33,189
Briggs & Stratton Corp. (Machinery-Diversified)	1,111	32,963
Bright Horizons Family Solutions, Inc. * (Commercial Services)	808	31,205
Brightpoint, Inc. * (Distribution/Wholesale)	1,313	17,463
Bristow Group, Inc. * (Transportation)	707	26,583
Brocade Communications Systems, Inc. * (Computers)	9,494	92,756
Brookline Bancorp, Inc. (Savings & Loans)	3,131	37,322
Brooks Automation, Inc. * (Semiconductors)	2,121	37,054
Brown Shoe Co., Inc. (Retail)	1,212	32,700
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	707	44,357
Building Materials Holding Corp. (Distribution/Wholesale)	808	11,732
CACI International, Inc. - Class A * (Computers)	606	27,712
Calamos Asset Management, Inc. (Diversified Financial Services)	808	18,956
California Water Service Group (Water)	909	35,332
Callaway Golf Co. (Leisure Time)	2,121	38,093
Cambrex Corp. (Biotechnology)	1,111	26,953
Capital Bancorp Ltd. (Banks)	808	24,361
Capital Lease Funding, Inc. (REIT)	2,222	24,820
Capital Senior Living Corp. * (Healthcare - Services)	2,121	24,625
Carrizo Oil & Gas, Inc. * (Oil & Gas)	808	29,775
Carter’s, Inc. * (Apparel)	1,111	29,108
Casey’s General Stores, Inc. (Retail)	1,313	33,022
Cash America International, Inc. (Retail)	808	34,873
Catalina Marketing Corp. (Advertising)	1,111	35,218
Cathay Bancorp, Inc. (Banks)	1,414	46,365
Cavco Industries, Inc. * (Home Builders)	505	18,968
Cedar Shopping Centers, Inc. (REIT)	2,323	37,098
Celadon Group, Inc. * (Transportation)	909	14,962
Centene Corp. * (Healthcare - Services)	1,010	21,018
Center Financial Corp. (Banks)	1,414	23,133
Centerline Holding Company (Diversified Financial Services)	1,919	34,388
Central European Distribution Corp. * (Distribution/Wholesale)	808	24,038
Central Garden & Pet Co. * (Household Products/Wares)	606	8,975

See accompanying notes to the Schedules of Portfolio Investments.

Central Pacific Financial Corp. (Banks)	1,212	41,644
Century Aluminum Co. * (Mining)	606	28,670
Cenveo, Inc. * (Commercial Services)	1,515	38,860
Cepheid, Inc. * (Healthcare - Products)	1,818	20,616
Ceradyne, Inc. * (Miscellaneous Manufacturing)	606	35,663
CF Industries Holdings, Inc. (Chemicals)	1,818	72,156
Champion Enterprises, Inc. * (Home Builders)	2,020	20,766
Chaparral Steel Co. (Iron/Steel)	505	35,603
Charming Shoppes, Inc. * (Retail)	2,727	34,088
Charter Communications, Inc. - Class A * (Media)	16,160	48,802
Checkpoint Systems, Inc. * (Electronics)	1,111	24,431
Chemed Corp. (Commercial Services)	606	30,482
Chesapeake Corp. (Packaging & Containers)	1,515	22,361
Chittenden Corp. (Banks)	1,818	52,831
Christopher & Banks Corp. (Retail)	909	15,735
Cincinnati Bell, Inc. * (Telecommunications)	6,868	34,821
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,111	40,441
Cirrus Logic, Inc. * (Semiconductors)	2,626	21,743
CKE Restaurants, Inc. (Retail)	1,616	32,821
Clarcor, Inc. (Miscellaneous Manufacturing)	1,212	38,226
CLECO Corp. (Electric)	1,717	48,179
Cleveland-Cliffs, Inc. (Iron/Steel)	505	34,991
CMGI, Inc. * (Internet)	15,352	32,239
CNET Networks, Inc. * (Internet)	3,535	29,800
Coeur d’Alene Mines Corp. * (Mining)	6,363	26,025
Cogent, Inc. * (Electronics)	1,111	15,598
Cognex Corp. (Machinery-Diversified)	1,212	26,119
Coherent, Inc. * (Electronics)	808	25,363
Coinmatch Service Corp. - Class A (Commercial Services)	2,424	25,646
Coinstar, Inc. * (Commercial Services)	909	28,261
Comfort Systems USA, Inc. (Building Materials)	1,414	17,661
Commscope, Inc. * (Telecommunications)	1,212	56,540
Community Bank System, Inc. (Banks)	1,818	37,269
Compass Minerals International, Inc. (Mining)	1,313	45,088
Comstock Resources, Inc. * (Oil & Gas)	1,010	28,634
Comtech Telecommunications Corp. * (Telecommunications)	606	22,937
Conexant Systems, Inc. * (Semiconductors)	11,211	17,377
Consolidated Communications Holdings, Inc. (Telecommunications)	1,313	26,116
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,919	37,094

See accompanying notes to the Schedules of Portfolio Investments.

Corinthian Colleges, Inc. * (Commercial Services)	2,222	30,730
Cornell Companies, Inc. * (Commercial Services)	1,414	33,823
Corus Bankshares, Inc. (Banks)	1,111	18,676
CoStar Group, Inc. * (Commercial Services)	505	24,649
Covad Communications Group, Inc. * (Internet)	7,676	7,139
Cox Radio, Inc. - Class A * (Media)	2,121	29,949
Cross Country Healthcare, Inc. * (Commercial Services)	1,313	25,853
Crosstex Energy, Inc. (Oil & Gas)	909	27,315
CSG Systems International, Inc. * (Software)	1,212	32,457
CT Communications, Inc. (Telecommunications)	1,313	32,050
CTS Corp. (Electronics)	1,717	22,458
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	1,414	30,330
Cumulus Media, Inc. - Class A * (Media)	2,121	19,916
Curtiss-Wright Corp. (Aerospace/Defense)	1,010	43,521
CV Therapeutics, Inc. * (Pharmaceuticals)	1,414	11,920
Cymer, Inc. * (Electronics)	909	36,824
Daktronics, Inc. (Electronics)	1,010	23,008
Delta & Pine Land Co. (Agriculture)	1,010	41,652
Delta Petroleum Corp. * (Oil & Gas)	1,515	32,860
Deluxe Corp. (Commercial Services)	1,414	53,520
DepoMed, Inc. * (Pharmaceuticals)	3,030	10,423
DeVry, Inc. (Commercial Services)	1,414	46,648
DiamondRock Hospitality Co. (REIT)	2,525	46,182
Digene Corp. * (Biotechnology)	505	23,154
Digital River, Inc. * (Internet)	808	47,292
Dime Community Bancshares, Inc. (Savings & Loans)	2,727	36,296
Diodes, Inc. * (Semiconductors)	606	22,374
DJO, Inc. * (Healthcare - Products)	606	23,670
Dobson Communications Corp. - Class A * (Telecommunications)	3,636	33,124
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	707	33,144
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	1,010	13,140
Dress Barn, Inc. * (Retail)	1,111	22,120
Drill-Quip, Inc. * (Oil & Gas Services)	606	30,603
DSW, Inc. - Class A * (Retail)	606	23,489
DTS, Inc. * (Home Furnishings)	1,111	24,864
Duquesne Light Holdings, Inc. (Electric)	2,323	46,321
Dycom Industries, Inc. * (Engineering & Construction)	1,111	28,786
EarthLink, Inc. * (Internet)	3,434	26,304
Eclipsys Corp. * (Software)	1,212	22,713
Education Realty Trust, Inc. (REIT)	1,818	25,888
eFunds Corp. * (Software)	1,212	33,815
EGL, Inc. * (Transportation)	808	32,061

See accompanying notes to the Schedules of Portfolio Investments.

El Paso Electric Co. * (Electric)	1,717	45,329
Electronics for Imaging, Inc. * (Computers)	1,414	37,711
EMCOR Group, Inc. * (Engineering & Construction)	707	44,322
Emmis Communications Corp. (Media)	1,111	11,099
Empire District Electric Co. (Electric)	2,020	49,894
EMS Technologies, Inc. * (Telecommunications)	1,111	20,865
Emulex Corp. * (Semiconductors)	1,919	40,261
Encompass Services Corp. (a) (Commercial Services)	1	0
Encore Acquisition Co. * (Oil & Gas)	1,313	35,070
Encore Wire Corp. (Electrical Components & Equipment)	606	16,786
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	909	32,188
Energy Partners, Ltd. * (Oil & Gas)	1,010	16,877
EnerSys * (Electrical Components & Equipment)	1,515	24,679
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	606	22,822
Entegris, Inc. * (Semiconductors)	3,636	42,614
Entravision Communications Corp. * (Media)	2,525	24,770
Enzo Biochem, Inc. * (Biotechnology)	1,313	22,072
Epicor Software Corp. * (Software)	1,818	26,361
Equinix, Inc. * (Internet)	606	50,583
Equity Inns, Inc. (REIT)	2,323	39,723
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	606	27,609
eSPEED, Inc. - Class A * (Diversified Financial Services)	2,626	24,317
Esterline Technologies Corp. * (Aerospace/Defense)	707	29,503
Ethan Allen Interiors, Inc. (Home Furnishings)	707	24,957
Euronet Worldwide, Inc. * (Commercial Services)	909	25,316
Evergreen Energy, Inc. * (Energy - Alternate Sources)	1,717	10,354
Evergreen Solar, Inc. * (Energy - Alternate Sources)	1,717	16,775
Exelixis, Inc. * (Biotechnology)	2,525	27,119
Extra Space Storage, Inc. (REIT)	1,919	35,904
F.N.B. Corp. (Banks)	2,929	49,149
FairPoint Communications, Inc. (Telecommunications)	1,515	28,421
Federal Signal Corp. (Miscellaneous Manufacturing)	1,515	23,922
FelCor Lodging Trust, Inc. (REIT)	1,919	48,992
FiberTower Corp. * (Telecommunications)	1,616	7,288
Fieldstone Investment Corp. (REIT)	2,525	9,418
Financial Federal Corp. (Diversified Financial Services)	909	23,889
Finisar Corp. * (Telecommunications)	5,757	20,840
First BanCorp. (Banks)	2,626	32,930
First Commonwealth Financial Corp. (Banks)	3,232	35,972

See accompanying notes to the Schedules of Portfolio Investments.

First Community Bancorp - Class A (Banks)	707	38,786
First Indiana Corp. (Banks)	1,616	31,383
First Midwest Bancorp, Inc. (Banks)	1,515	54,449
First Niagara Financial Group, Inc. (Savings & Loans)	3,131	42,582
First Potomac Realty Trust (REIT)	1,212	31,282
First Republic Bank (Banks)	808	43,713
First State Bancorporation (Banks)	1,717	35,902
Fleetwood Enterprises, Inc. * (Home Builders)	2,323	19,351
FLIR Systems, Inc. * (Electronics)	1,515	61,341
Florida East Coast Industries, Inc. (Transportation)	808	56,972
Flow International Corp. * (Machinery-Diversified)	1,414	16,459
Flowers Foods, Inc. (Food)	1,212	37,802
FormFactor, Inc. * (Semiconductors)	1,010	41,703
Forward Air Corp. (Transportation)	808	24,652
Fossil, Inc. * (Household Products/Wares)	1,313	36,987
Foundry Networks, Inc. * (Telecommunications)	3,232	48,868
FPIC Insurance Group, Inc. * (Insurance)	707	32,564
Franklin Bank Corp. Houston * (Savings & Loans)	1,717	26,785
Freightcar America, Inc. (Miscellaneous Manufacturing)	404	20,103
Fremont General Corp. (Banks)	1,515	11,438
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	3,333	18,498
FTI Consulting, Inc. * (Commercial Services)	1,010	37,138
FuelCell Energy, Inc. * (Energy - Alternate Sources)	1,919	13,510
Fuller (H.B.) Co. (Chemicals)	707	18,078
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	707	32,253
Gaylord Entertainment Co. * (Lodging)	909	49,813
Gemstar-TV Guide International, Inc. * (Media)	7,575	33,633
GenCorp, Inc. * (Aerospace/Defense)	1,616	21,525
General Cable Corp. * (Electrical Components & Equipment)	1,111	63,816
General Communication, Inc. - Class A * (Telecommunications)	2,222	31,619
Genesco, Inc. * (Retail)	606	30,712
Genesee & Wyoming, Inc. - Class A * (Transportation)	909	24,716
Genesis Healthcare Corp. * (Healthcare - Services)	505	32,320
Gevity HR, Inc. (Commercial Services)	808	15,069
Giant Industries, Inc. * (Oil & Gas)	404	30,288
Gibraltar Industries, Inc. (Iron/Steel)	808	18,018
GMH Communities Trust (REIT)	2,020	20,281

See accompanying notes to the Schedules of Portfolio Investments.

Graftech International, Ltd. * (Electrical Components & Equipment)	3,131	31,247
Granite Construction, Inc. (Engineering & Construction)	808	48,673
Great Wolf Resorts, Inc. * (Entertainment)	1,717	21,789
Greater Bay Bancorp (Banks)	1,616	41,677
Green Mountain Coffee Roasters, Inc. * (Beverages)	606	37,038
Greenhill & Co., Inc. (Diversified Financial Services)	404	25,553
Greif Brothers Corp. - Class A (Packaging & Containers)	808	44,925
Grey Wolf, Inc. * (Oil & Gas)	4,444	31,819
Group 1 Automotive, Inc. (Retail)	505	20,705
GSI Commerce, Inc. * (Internet)	1,414	31,249
GUESS?, Inc. (Apparel)	1,010	39,794
Guitar Center, Inc. * (Retail)	606	28,058
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,414	42,462
Haemonetics Corp. * (Healthcare - Products)	606	28,991
Hancock Holding Co. (Banks)	808	31,609
Hanmi Financial Corp. (Banks)	1,818	29,833
Hanover Compressor Co. * (Oil & Gas Services)	2,222	48,062
Haverty Furniture Cos., Inc. (Retail)	1,515	19,331
Headwaters, Inc. * (Energy - Alternate Sources)	1,010	21,886
Healthcare Realty Trust, Inc. (REIT)	1,212	41,281
Healthcare Services Group, Inc. (Commercial Services)	1,414	39,592
HealthExtras, Inc. * (Pharmaceuticals)	707	21,882
Healthways, Inc. * (Healthcare - Services)	808	34,275
Heartland Express, Inc. (Transportation)	1,616	27,844
HEICO Corp. (Aerospace/Defense)	909	32,860
Heidrick & Struggles International, Inc. * (Commercial Services)	707	33,356
Hercules, Inc. * (Chemicals)	2,626	49,474
Herman Miller, Inc. (Office Furnishings)	1,515	52,131
Hexcel Corp. * (Aerospace/Defense Equipment)	2,222	48,217
Hibbett Sports, Inc. * (Retail)	1,010	29,442
Highland Hospitality Corp. (REIT)	2,525	48,101
Hologic, Inc. * (Healthcare - Products)	909	52,313
HomeBanc Corp. (REIT)	4,141	11,595
Horace Mann Educators Corp. (Insurance)	2,020	42,501
Horizon Health Corp. * (Healthcare - Services)	1,010	19,564
Houston Exploration Co. * (Oil & Gas)	606	33,554
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	1,111	26,652
Hub Group, Inc. - Class A * (Transportation)	1,212	43,632
Human Genome Sciences, Inc. * (Biotechnology)	3,131	33,721

See accompanying notes to the Schedules of Portfolio Investments.

Huron Consulting Group, Inc. * (Commercial Services)	606	36,693
Hutchinson Technology, Inc. * (Computers)	808	15,352
Hydril * (Oil & Gas Services)	404	39,115
Iconix Brand Group, Inc. * (Apparel)	1,212	24,398
ICU Medical, Inc. * (Healthcare - Products)	505	21,084
IDACORP, Inc. (Electric)	1,212	41,753
IDT Corp. - Class B (Telecommunications)	1,616	17,857
IKON Office Solutions, Inc. (Office/Business Equipment)	2,424	36,263
Illumina, Inc. * (Biotechnology)	1,010	32,956
Imation Corp. (Computers)	808	29,823
Immucor, Inc. * (Healthcare - Products)	1,616	52,730
IMPAC Mortgage Holdings, Inc. (REIT)	2,020	11,211
Informatica Corp. * (Software)	2,020	29,734
Infospace, Inc. * (Internet)	808	20,733
InnKeepers USA Trust (REIT)	1,919	33,717
Input/Output, Inc. * (Oil & Gas Services)	2,020	28,260
Insight Enterprises, Inc. * (Retail)	1,414	28,025
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	909	18,544
Interdigital Communications Corp. * (Telecommunications)	1,212	39,851
Interline Brands, Inc. * (Building Materials)	909	19,871
Intermec, Inc. * (Machinery-Diversified)	1,111	24,809
International Coal Group, Inc. * (Coal)	3,030	16,938
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	909	60,620
Intervest Bancshares Corp. * (Banks)	707	18,000
Invacare Corp. (Healthcare - Products)	909	16,944
inVentiv Health, Inc. * (Advertising)	808	30,664
Inverness Medical Innovations, Inc. * (Healthcare - Products)	808	32,360
Iowa Telecommunications Services, Inc. (Telecommunications)	1,717	34,872
iPCS, Inc. * (Telecommunications)	505	25,301
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	2,828	28,930
Itron, Inc. * (Electronics)	505	34,007
j2 Global Communications, Inc. * (Internet)	1,111	31,952
Jack Henry & Associates, Inc. (Computers)	1,919	45,576
Jack in the Box, Inc. * (Retail)	909	60,557
Jackson Hewitt Tax Service, Inc. (Commercial Services)	909	25,070
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,010	24,270
Jer Investors Trust, Inc. (REIT)	1,818	32,015
JetBlue Airways Corp. * (Airlines)	3,636	36,033

See accompanying notes to the Schedules of Portfolio Investments.

Journal Communications, Inc. - Class A (Media)	2,323	31,337
K-V Pharmaceutical Co. * (Pharmaceuticals)	1,212	31,524
K2, Inc. * (Leisure Time)	2,121	32,006
Kadant, Inc. * (Machinery-Diversified)	1,010	27,725
Kaman Corp. (Aerospace/Defense)	1,111	27,553
KEMET Corp. * (Electronics)	2,424	20,556
Kensey Nash Corp. * (Healthcare - Products)	707	18,184
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	1,515	15,453
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	606	20,156
Kimball International, Inc. - Class B (Home Furnishings)	1,717	30,906
Kindred Healthcare, Inc. * (Healthcare - Services)	808	28,215
KKR Financial Corp. (REIT)	1,717	45,861
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	2,424	39,269
Knight Transportation, Inc. (Transportation)	1,515	29,497
Komag, Inc. * (Computers)	707	19,450
Korn/Ferry International * (Commercial Services)	1,313	30,947
Kronos, Inc. * (Computers)	707	38,581
Kyphon, Inc. * (Healthcare - Products)	1,010	47,076
Labor Ready, Inc. * (Commercial Services)	1,313	28,492
LaBranche & Co., Inc. * (Diversified Financial Services)	1,515	12,332
Laclede Group, Inc. (Gas)	1,414	44,385
Lance, Inc. (Food)	1,111	24,586
Landauer, Inc. (Commercial Services)	606	28,421
Lattice Semiconductor Corp. * (Semiconductors)	3,535	19,301
Lawson Software, Inc. * (Software)	3,434	30,563
LCA-Vision, Inc. (Healthcare - Products)	505	21,195
Lear Corp. * (Auto Parts & Equipment)	1,515	55,631
Lee Enterprises, Inc. (Media)	1,313	34,374
LIFE TIME FITNESS, Inc. * (Leisure Time)	808	41,531
Lifecell Corp. * (Biotechnology)	909	26,725
Lindsay Manufacturing Co. (Machinery-Diversified)	808	24,684
Littelfuse, Inc. * (Electrical Components & Equipment)	707	28,358
Live Nation, Inc. * (Commercial Services)	1,515	30,739
LKQ Corp. * (Distribution/Wholesale)	1,313	29,648
Lodgian, Inc. * (Lodging)	1,515	20,937
Lone Star Technologies, Inc. * (Oil & Gas Services)	707	46,952
Longs Drug Stores Corp. (Retail)	707	38,701
LTC Properties, Inc. (REIT)	1,818	45,577
Lufkin Industries, Inc. (Oil & Gas Services)	404	25,137

See accompanying notes to the Schedules of Portfolio Investments.

Luminent Mortgage Capital, Inc. (REIT)	2,525	20,857
Luminex Corp. * (Healthcare - Products)	1,313	18,185
Macrovision Corp. * (Entertainment)	1,313	31,867
Magellan Health Services, Inc. * (Healthcare - Services)	808	34,663
Maguire Properties, Inc. (REIT)	1,010	36,390
Manhattan Associates, Inc. * (Computers)	1,212	35,051
Mariner Energy, Inc. * (Oil & Gas)	1,717	38,719
Martek Biosciences Corp. * (Biotechnology)	808	17,445
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	1,212	35,791
MasTec, Inc. * (Telecommunications)	1,313	15,060
Mattson Technology, Inc. * (Semiconductors)	2,020	20,422
Maxwell Technologies, Inc. * (Computers)	1,010	12,272
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	1,010	27,038
MCG Capital Corp. (Investment Companies)	1,818	32,033
McMoRan Exploration Co. * (Oil & Gas)	1,111	14,321
Meadowbrook Insurance Group, Inc. * (Insurance)	2,828	31,419
Medarex, Inc. * (Pharmaceuticals)	3,131	42,863
Media General, Inc. - Class A (Media)	707	25,975
Medical Action Industries, Inc. * (Healthcare - Products)	1,313	29,910
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	1,212	36,845
Mentor Corp. (Healthcare - Products)	808	31,439
Mentor Graphics Corp. * (Computers)	2,020	32,684
Meridian Bioscience, Inc. (Healthcare - Products)	808	24,022
Merit Medical Systems, Inc. * (Healthcare - Products)	1,515	17,468
Meritage Homes Corp. * (Home Builders)	505	17,579
Metal Management, Inc. (Environmental Control)	707	33,985
MGI Pharma, Inc. * (Pharmaceuticals)	1,818	40,032
Micrel, Inc. * (Semiconductors)	2,222	27,886
Micros Systems, Inc. * (Computers)	909	49,813
Microsemi Corp. * (Semiconductors)	1,616	37,346
MicroStrategy, Inc. - Class A * (Software)	202	22,980
MKS Instruments, Inc. * (Semiconductors)	1,111	29,941
Mobile Mini, Inc. * (Storage/Warehousing)	1,010	30,270
Modine Manufacturing Co. (Auto Parts & Equipment)	1,010	23,361
Moog, Inc. - Class A * (Aerospace/Defense)	909	38,651

See accompanying notes to the Schedules of Portfolio Investments.

Movado Group, Inc. (Retail)	1,010	33,249
MPS Group, Inc. * (Commercial Services)	2,424	33,185
MTS Systems Corp. (Computers)	606	25,761
Mueller Industries, Inc. (Metal Fabricate/Hardware)	909	29,815
Myriad Genetics, Inc. * (Biotechnology)	1,111	40,606
Nara Bancorp, Inc. (Banks)	1,616	26,680
NATCO Group, Inc. - Class A * (Oil & Gas Services)	606	23,149
National Financial Partners (Diversified Financial Services)	909	41,878
Navigant Consulting Co. * (Commercial Services)	1,111	21,309
Navistar International Corp. * (Auto Manufacturers)	1,414	78,519
NBTY, Inc. * (Pharmaceuticals)	1,212	59,885
NCI Building Systems, Inc. * (Building Materials)	505	25,235
Nektar Therapeutics * (Biotechnology)	2,020	24,987
NetBank, Inc. (Internet)	3,939	7,642
Netflix, Inc. * (Internet)	1,010	22,392
NETGEAR, Inc. * (Telecommunications)	909	30,551
NewAlliance Bancshares, Inc. (Savings & Loans)	3,333	52,028
Newcastle Investment Corp. (REIT)	1,212	35,403
NewMarket Corp. (Chemicals)	505	23,801
Newport Corp. * (Telecommunications)	1,414	22,186
Nordson Corp. (Machinery-Diversified)	707	32,402
NorthStar Realty Finance Corp. (REIT)	2,222	32,886
NorthWestern Corp. (Electric)	1,111	39,041
Novastar Financial, Inc. (REIT)	808	5,947
Nu Skin Enterprises, Inc. (Retail)	1,818	31,506
Nuance Communications, Inc. * (Software)	2,828	43,579
NuCo2, Inc. * (Distribution/Wholesale)	909	22,634
NuVasive, Inc. * (Healthcare - Products)	1,212	31,233
Nuvelo, Inc. * (Pharmaceuticals)	1,515	5,681
O’Charley’s, Inc. * (Retail)	1,717	36,246
Odyssey Healthcare, Inc. * (Healthcare - Services)	1,212	16,168
Ohio Casualty Corp. (Insurance)	1,616	51,131
Oil States International, Inc. * (Oil & Gas Services)	1,010	34,269
Old Dominion Freight Line, Inc. * (Transportation)	707	20,899
Old National Bancorp (Banks)	2,525	45,147
Olin Corp. (Chemicals)	1,717	29,429
OM Group, Inc. * (Chemicals)	707	37,139
OMEGA Healthcare Investors, Inc. (REIT)	2,626	44,117
OmniVision Technologies, Inc. * (Semiconductors)	1,212	16,386

See accompanying notes to the Schedules of Portfolio Investments.

ON Semiconductor Corp. * (Semiconductors)	3,939	42,187
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	1,313	35,136
Openwave Systems, Inc. * (Internet)	2,222	16,332
Opsware, Inc. * (Internet)	2,525	20,276
Orbital Sciences Corp. * (Aerospace/Defense)	1,616	33,726
Oriental Financial Group, Inc. (Banks)	2,323	26,877
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	1,212	42,056
Owens & Minor, Inc. (Distribution/Wholesale)	1,010	35,704
P.F. Chang’s China Bistro, Inc. * (Retail)	707	27,043
Pacer International, Inc. (Transportation)	1,010	25,806
Pacific Sunwear of California, Inc. * (Retail)	1,616	33,823
Palm, Inc. * (Computers)	1,919	32,393
Palomar Medical Technologies, Inc. * (Healthcare - Products)	505	20,675
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	909	24,479
Parallel Petroleum Corp. * (Oil & Gas)	1,111	25,675
Parametric Technology Corp. * (Software)	2,727	48,460
PAREXEL International Corp. * (Commercial Services)	909	35,706
Parker Drilling Co. * (Oil & Gas)	2,929	31,809
Pathmark Stores, Inc. * (Food)	2,222	28,042
Payless ShoeSource, Inc. * (Retail)	1,414	45,107
Peet’s Coffee & Tea, Inc. * (Beverages)	808	20,960
Penn Virginia Corp. (Oil & Gas)	505	40,426
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	909	10,890
Pericom Semiconductor Corp. * (Semiconductors)	2,727	27,297
Perot Systems Corp. - Class A * (Computers)	2,121	37,966
Perrigo Co. (Pharmaceuticals)	2,020	38,380
Perry Ellis International, Inc. * (Apparel)	1,515	50,298
Petrohawk Energy Corp. * (Oil & Gas)	1,818	26,270
PFF Bancorp, Inc. (Savings & Loans)	1,414	39,790
PHH Corp. * (Commercial Services)	1,212	36,966
Phillips-Van Heusen Corp. (Apparel)	1,212	67,751
Photronics, Inc. * (Semiconductors)	1,414	21,281
Pier 1 Imports, Inc. (Retail)	2,323	17,539
Pilgrim’s Pride Corp. (Food)	909	33,188
Pinnacle Entertainment, Inc. * (Entertainment)	1,111	31,197
Pioneer Drilling Co. * (Oil & Gas)	1,313	18,001
Piper Jaffray * (Diversified Financial Services)	505	32,224
Placer Sierra Bancshares (Banks)	1,313	36,409
Plantronics, Inc. (Telecommunications)	1,111	27,897

See accompanying notes to the Schedules of Portfolio Investments.

Plexus Corp. * (Electronics)	1,010	21,170
PNM Resources, Inc. (Electric)	1,717	55,888
Polaris Industries, Inc. (Leisure Time)	909	45,932
Polycom, Inc. * (Telecommunications)	1,919	63,903
PolyMedica Corp. (Healthcare - Products)	606	24,507
PolyOne Corp. * (Chemicals)	2,727	17,889
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	505	28,103
Potlatch Corp. (Forest Products & Paper)	909	39,441
Powerwave Technologies, Inc. * (Telecommunications)	2,727	16,989
Preferred Bank (Banks)	1,616	59,147
Premiere Global Services, Inc. * (Telecommunications)	2,626	31,958
Priceline.com, Inc. * (Internet)	707	39,337
PrivateBancorp, Inc. (Banks)	909	29,842
ProAssurance Corp. * (Insurance)	909	48,941
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	909	21,998
Progress Software Corp. * (Software)	1,111	33,474
Prosperity Bancshares, Inc. (Banks)	1,212	42,044
PSS World Medical, Inc. * (Healthcare - Products)	1,717	34,512
Psychiatric Solutions, Inc. * (Healthcare - Services)	1,212	42,505
Quanex Corp. (Metal Fabricate/Hardware)	808	34,768
Quantum Corp. * (Computers)	7,070	19,443
Quest Resource Corp. * (Oil & Gas)	1,414	13,574
Quest Software, Inc. * (Software)	1,717	29,206
Quiksilver, Inc. * (Apparel)	2,828	37,612
Rackable Systems, Inc. * (Computers)	606	7,127
Radio One, Inc. - Class D * (Media)	2,727	19,253
RadiSys Corp. * (Computers)	1,010	15,312
Ralcorp Holdings, Inc. * (Food)	707	46,529
Ramco-Gershenson Properties Trust (REIT)	1,616	59,791
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	1,010	38,391
RCN Corp. * (Telecommunications)	1,212	32,748
RealNetworks, Inc. * (Internet)	2,525	19,064
Red Robin Gourmet Burgers, Inc. * (Retail)	505	19,998
Regal-Beloit Corp. (Hand/Machine Tools)	707	32,607
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,414	38,461
Regis Corp. (Retail)	1,010	38,612
Rent-A-Center, Inc. * (Commercial Services)	1,515	42,178
Rentech, Inc. * (Environmental Control)	3,939	9,454
Republic Property Trust (REIT)	2,828	31,872
Resources Connection, Inc. * (Commercial Services)	1,212	36,566
Rewards Network, Inc. * (Commercial Services)	2,323	9,199
RF Micro Devices, Inc. * (Telecommunications)	4,343	27,144

See accompanying notes to the Schedules of Portfolio Investments.

Rofin-Sinar Technologies, Inc. * (Electronics)	505	33,471
Rogers Corp. * (Electronics)	505	22,897
RTI International Metals, Inc. * (Mining)	505	47,606
Ruby Tuesday, Inc. (Retail)	1,414	37,839
Rush Enterprises, Inc. * (Retail)	1,111	23,109
Ryerson, Inc. (Iron/Steel)	707	29,086
Safety Insurance Group, Inc. (Insurance)	606	24,276
Saia, Inc. * (Transportation)	707	19,824
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	1,515	19,725
ScanSource, Inc. * (Distribution/Wholesale)	909	26,106
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	606	31,457
Sciele Pharma, Inc. * (Pharmaceuticals)	808	19,974
Seabright Insurance Holdings * (Insurance)	1,313	24,382
Select Comfort Corp. * (Retail)	1,212	22,470
Semtech Corp. * (Semiconductors)	1,919	27,672
Shuffle Master, Inc. * (Entertainment)	909	15,480
Signature Bank * (Banks)	1,212	38,130
Silicon Image, Inc. * (Semiconductors)	2,424	21,234
Simpson Manufacturing Co., Inc. (Building Materials)	909	29,243
Sinclair Broadcast Group, Inc. - Class A (Media)	2,626	42,883
SiRF Technology Holdings, Inc. * (Semiconductors)	1,111	26,953
Sirona Dental Systems, Inc. (Healthcare - Products)	505	16,670
Skyline Corp. (Home Builders)	707	23,225
SkyWest, Inc. (Airlines)	1,414	38,475
Skyworks Solutions, Inc. * (Semiconductors)	4,040	27,836
Sohu.com, Inc. * (Internet)	707	17,901
Sonic Corp. * (Retail)	2,020	45,329
SonicWALL, Inc. * (Internet)	2,222	18,132
SonoSite, Inc. * (Healthcare - Products)	606	17,562
Sonus Networks, Inc. * (Telecommunications)	5,959	46,063
Sotheby’s (Commercial Services)	1,313	67,776
Southwest Bancorp, Inc. (Banks)	1,616	39,592
Southwest Gas Corp. (Water)	1,818	24,707
Spartan Stores, Inc. (Food)	1,515	39,026
Spartech Corp. (Chemicals)	1,212	34,009
Spherion Corp. * (Commercial Services)	2,121	18,135
Spirit Finance Corp. (REIT)	3,535	50,869
SPSS, Inc. * (Software)	606	22,216
SRA International, Inc. - Class A * (Computers)	909	22,207
Stage Stores, Inc. (Retail)	1,212	26,725
Stamps.com, Inc. * (Internet)	606	8,551
Standex International Corp. (Miscellaneous Manufacturing)	1,111	30,397

See accompanying notes to the Schedules of Portfolio Investments.

Stepan Co. (Chemicals)	909	26,034
STERIS Corp. (Healthcare - Products)	1,515	38,723
Sterling Bancorp (Banks)	1,616	27,973
Sterling Bancshares, Inc. (Banks)	3,434	39,251
Sterling Financial Corp. - Spokane (Savings & Loans)	1,111	32,752
Steven Madden, Ltd. (Apparel)	707	21,033
Stone Energy Corp. * (Oil & Gas)	606	17,956
Strategic Hotels & Resorts, Inc. (REIT)	1,919	41,546
Strayer Education, Inc. (Commercial Services)	303	37,675
Sun-Times Media Group, Inc. - Class A (Media)	3,535	21,564
Sunrise Assisted Living, Inc. * (Healthcare - Services)	1,010	38,673
Sunstone Hotel Investors, Inc. (REIT)	1,515	43,208
Superior Essex, Inc. * (Electrical Components & Equipment)	707	25,240
SVB Financial Group * (Banks)	1,010	51,732
Swift Energy Co. * (Oil & Gas)	707	28,740
SWS Group, Inc. (Diversified Financial Services)	1,515	39,375
Sybase, Inc. * (Software)	1,919	46,421
Sycamore Networks, Inc. * (Telecommunications)	5,656	20,758
Sykes Enterprises, Inc. * (Computers)	1,111	20,509
Symyx Technologies, Inc. * (Chemicals)	1,111	12,788
Take-Two Interactive Software, Inc. * (Software)	1,818	34,851
TALX Corp. (Computers)	909	31,351
Tanger Factory Outlet Centers, Inc. (REIT)	1,212	49,134
Technitrol, Inc. (Electronics)	1,212	32,518
Tekelec * (Telecommunications)	1,717	24,622
Teledyne Technologies, Inc. * (Aerospace/Defense)	909	40,096
Telik, Inc. * (Biotechnology)	1,616	9,648
Tempur-Pedic International, Inc. (Home Furnishings)	1,414	36,722
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	1,111	33,274
Tessera Technologies, Inc. * (Semiconductors)	1,212	51,861
Tetra Tech, Inc. * (Environmental Control)	1,616	33,645
Texas Industries, Inc. (Building Materials)	505	38,466
Texas Roadhouse, Inc. - Class A * (Retail)	1,818	26,579
The BISYS Group, Inc. * (Computers)	2,020	23,371
The Cato Corp. - Class A (Retail)	1,010	21,826
The Children’s Place Retail Stores, Inc. * (Retail)	505	26,699
The Commerce Group, Inc. (Insurance)	1,414	46,111
The Finish Line, Inc. - Class A (Retail)	1,414	18,651

See accompanying notes to the Schedules of Portfolio Investments.

The Genlyte Group, Inc. * (Building Materials)	606	47,273
The Geo Group, Inc. * (Commercial Services)	909	46,541
The Gymboree Corp. * (Apparel)	808	30,849
The Hain Celestial Group, Inc. * (Food)	1,010	30,330
The Medicines Co. * (Pharmaceuticals)	1,515	34,512
The Men’s Wearhouse, Inc. (Retail)	1,010	43,703
The Nautilus Group, Inc. (Leisure Time)	1,212	16,738
The Pantry, Inc. * (Retail)	505	22,720
The Phoenix Cos., Inc. (Insurance)	2,727	40,632
The Standard Register Co. (Household Products/Wares)	1,919	23,911
The Steak n Shake Co. * (Retail)	1,515	24,498
The Stride Rite Corp. (Apparel)	2,222	31,330
The Timberland Co. - Class A * (Apparel)	1,212	31,282
The Topps Co., Inc. (Toys/Games/Hobbies)	3,131	31,028
The TriZetto Group, Inc. * (Internet)	1,616	31,480
The Ultimate Software Group, Inc. * (Software)	909	25,088
The Warnaco Group, Inc. * (Apparel)	1,313	37,132
Thoratec Corp. * (Healthcare - Products)	1,414	27,743
THQ, Inc. * (Software)	1,414	47,185
Tibco Software, Inc. * (Internet)	4,848	44,214
Time Warner Telecom, Inc. - Class A * (Telecommunications)	1,818	37,269
Transaction Systems Architect, Inc. * (Software)	808	25,638
Tredegar Corp. (Miscellaneous Manufacturing)	1,414	33,045
TreeHouse Foods, Inc. * (Food)	1,010	30,441
Triarc Cos., Inc. (Retail)	2,222	36,152
Trico Marine Services, Inc. * (Oil & Gas Services)	808	31,278
Trident Microsystems, Inc. * (Software)	1,414	30,019
TriQuint Semiconductor, Inc. * (Semiconductors)	4,848	25,064
Trump Entertainment Resorts, Inc. * (Lodging)	1,111	18,032
TTM Technologies, Inc. * (Electronics)	1,313	12,053
Tupperware Corp. (Household Products/Wares)	1,717	48,282
Tween Brands, Inc. * (Retail)	707	27,686
Tyler Technologies, Inc. * (Computers)	2,020	24,139
U-Store-It Trust (REIT)	1,616	29,751
UAP Holding Corp. (Chemicals)	1,414	39,125
UCBH Holdings, Inc. (Banks)	2,626	47,163
Umpqua Holdings Corp. (Banks)	1,717	42,822
Under Armour, Inc. - Class A * (Retail)	505	25,503
United Fire & Casualty Co. (Insurance)	808	29,694

See accompanying notes to the Schedules of Portfolio Investments.

United Natural Foods, Inc. * (Food)	1,010	31,502
United Online, Inc. (Internet)	1,919	27,691
United Stationers, Inc. * (Distribution/Wholesale)	707	42,080
United Therapeutics Corp. * (Pharmaceuticals)	505	28,235
Universal Compression Holdings, Inc. * (Oil & Gas Services)	606	40,341
Universal Corp. (Agriculture)	808	50,646
Universal Forest Products, Inc. (Building Materials)	404	18,770
USA Mobility, Inc. (Telecommunications)	909	19,416
USEC, Inc. * (Mining)	2,222	44,818
UTStarcom, Inc. * (Telecommunications)	3,131	22,355
Vail Resorts, Inc. * (Entertainment)	808	46,072
Valassis Communications, Inc. * (Commercial Services)	1,212	23,222
Valeant Pharmaceuticals International (Pharmaceuticals)	2,121	38,220
Valmont Industries, Inc. (Metal Fabricate/Hardware)	505	31,754
ValueClick, Inc. * (Internet)	2,323	66,437
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,212	80,428
Varian, Inc. * (Electronics)	808	46,832
Veeco Instruments, Inc. * (Semiconductors)	909	16,617
Ventana Medical Systems, Inc. * (Healthcare - Products)	707	34,353
ViaSat, Inc. * (Telecommunications)	808	27,714
Viasys Healthcare, Inc. * (Healthcare - Products)	909	29,106
Virginia Commerce Bancorp, Inc. * (Banks)	1,398	26,213
Visteon Corp. * (Auto Parts & Equipment)	3,232	29,476
W Holding Co., Inc. (Banks)	4,141	20,042
W-H Energy Services, Inc. * (Oil & Gas Services)	707	38,256
W.R. Grace & Co. * (Chemicals)	1,717	45,672
Wabtec Corp. (Machinery-Diversified)	1,111	41,273
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,222	53,817
Warren Resources, Inc. * (Oil & Gas)	1,717	22,682
Washington Group International, Inc. * (Engineering & Construction)	606	40,554
Watsco, Inc. (Distribution/Wholesale)	606	32,221
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	1,010	47,601
WebEx Communications, Inc. * (Internet)	909	51,577
webMethods, Inc. * (Internet)	2,020	18,362
Websense, Inc. * (Internet)	1,212	29,949
West Pharmaceutical Services, Inc. (Healthcare - Products)	808	40,214
Westamerica Bancorp (Banks)	1,111	52,028
Westar Energy, Inc. (Electric)	2,121	57,734
Whiting Petroleum Corp. * (Oil & Gas)	808	35,568

See accompanying notes to the Schedules of Portfolio Investments.

Wilshire Bancorp, Inc. (Banks)	1,616	22,236
Wind River Systems, Inc. * (Software)	2,020	19,857
Winnebago Industries, Inc. (Home Builders)	909	29,142
Winston Hotels, Inc. (REIT)	3,333	49,395
Wintrust Financial Corp. (Banks)	808	34,728
Witness Systems, Inc. * (Software)	1,010	27,533
WMS Industries, Inc. * (Leisure Time)	808	32,207
Wolverine World Wide, Inc. (Apparel)	1,414	40,412
World Acceptance Corp. * (Diversified Financial Services)	707	30,352
World Fuel Services Corp. (Retail)	707	32,670
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,717	38,203
Wright Express Corp. * (Commercial Services)	1,010	31,825
Wright Medical Group, Inc. * (Healthcare - Products)	1,111	26,242
Zale Corp. * (Retail)	1,212	33,827
Zenith National Insurance Corp. (Insurance)	909	42,041
Zoll Medical Corp. * (Healthcare - Products)	1,616	39,059
Zoran Corp. * (Semiconductors)	1,212	24,070
Zymogenetics, Inc. * (Pharmaceuticals)	1,212	18,132

TOTAL COMMON STOCKS (Cost $21,175,825)		23,838,931

	Principal Amount
Repurchase Agreements (27.8%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $8,890,267 (Collateralized by $8,908,000 of various U.S. Government Agency Obligations, 4.625% - 6.625%, 7/11/07 – 10/5/11, market value $9,067,593)	$8,889,000	8,889,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,889,000)		8,889,000

TOTAL INVESTMENT SECURITIES (Cost $30,064,825) - 102.5% of net assets		$32,727,931

Percentages indicated are based on net assets of $31,943,680.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $1,552,110)	19	$(38,729)
Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $1,633,800)	4	52,682

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	$3,781,722	$(71,708)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	1,171,044	(22,210)

Small-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Aerospace/Defense	1.1%
Aerospace/Defense Equipment	0.2%
Agriculture	0.3%
Airlines	0.4%
Apparel	1.4%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.9%
Banks	4.6%
Beverages	0.2%
Biotechnology	1.5%
Building Materials	0.7%
Chemicals	1.3%
Coal	0.1%
Commercial Services	4.8%
Computers	2.3%
Distribution/Wholesale	0.8%
Diversified Financial Services	1.7%
Electric	1.6%
Electrical Components & Equipment	0.9%
Electronics	1.6%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.6%
Environmental Control	0.2%
Food	0.9%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	0.2%
Healthcare - Products	2.9%
Healthcare - Services	1.2%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.6%
Insurance	1.4%
Internet	2.8%
Investment Companies	0.4%
Iron/Steel	0.7%
Leisure Time	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

Lodging	0.3%
Machinery - Construction & Mining	0.2%
Machinery - Diversified	0.9%
Media	1.2%
Metal Fabricate/Hardware	0.7%
Mining	0.6%
Miscellaneous Manufacturing	1.0%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.3%
Oil & Gas Services	1.3%
Packaging & Containers	0.2%
Pharmaceuticals	2.6%
Real Estate Investment Trust	4.3%
Retail	5.2%
Savings & Loans	0.8%
Semiconductors	2.8%
Software	2.7%
Storage/Warehousing	0.1%
Telecommunications	3.9%
Toys/Games/Hobbies	0.3%
Transportation	1.3%
Trucking & Leasing	0.1%
Water	0.3%
Other**	27.8%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (81.0%)
Activision, Inc. * (Software)	4,485	$89,700
Adobe Systems, Inc. * (Software)	10,281	427,278
Akamai Technologies, Inc. * (Internet)	2,760	121,661
Altera Corp. * (Semiconductors)	8,970	202,184
Amazon.com, Inc. * (Internet)	4,899	300,456
Amgen, Inc. * (Biotechnology)	9,729	624,018
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	2,208	91,257
Apollo Group, Inc. - Class A * (Commercial Services)	3,105	146,867
Apple Computer, Inc. * (Computers)	21,528	2,148,495
Applied Materials, Inc. (Semiconductors)	12,903	247,996
Autodesk, Inc. * (Software)	4,278	176,553
BEA Systems, Inc. * (Software)	6,486	76,470
Bed Bath & Beyond, Inc. * (Retail)	6,831	278,295
Biogen Idec, Inc. * (Biotechnology)	6,624	312,719
Biomet, Inc. (Healthcare - Products)	5,865	253,367
Broadcom Corp. - Class A * (Semiconductors)	7,728	251,546
C.H. Robinson Worldwide, Inc. (Transportation)	3,036	162,304
Cadence Design Systems, Inc. * (Computers)	5,244	116,417
CDW Corp. (Distribution/Wholesale)	1,449	104,342
Celgene Corp. * (Biotechnology)	6,693	409,344
Check Point Software Technologies, Ltd. * ADR (Internet)	4,209	99,122
CheckFree Corp. * (Internet)	1,449	48,773
Cintas Corp. (Textiles)	3,381	126,686
Cisco Systems, Inc. * (Telecommunications)	38,640	1,033,234
Citrix Systems, Inc. * (Software)	3,795	123,717
Cognizant Technology Solutions Corp. * (Computers)	2,484	222,070
Comcast Corp. - Special Class A * (Media)	25,875	689,828
Costco Wholesale Corp. (Retail)	4,209	225,476
Dell, Inc. * (Computers)	14,973	377,469
DENTSPLY International, Inc. (Healthcare - Products)	2,553	85,296
Discovery Holding Co. - Class A * (Media)	4,209	91,546
eBay, Inc. * (Internet)	18,285	620,593
EchoStar Communications Corp. - Class A * (Media)	3,795	176,581
Electronic Arts, Inc. * (Software)	5,589	281,741
Expedia, Inc. * (Internet)	5,313	125,493
Expeditors International of Washington, Inc. (Transportation)	3,726	155,747
Express Scripts, Inc. * (Pharmaceuticals)	2,139	204,381

See accompanying notes to the Schedules of Portfolio Investments.

Fastenal Co. (Distribution/Wholesale)	2,553	104,980
Fiserv, Inc. * (Software)	3,795	201,780
Flextronics International, Ltd. * ADR (Electronics)	11,799	131,559
Garmin, Ltd. ADR (Electronics)	3,588	208,786
Genzyme Corp. * (Biotechnology)	5,865	383,043
Gilead Sciences, Inc. * (Pharmaceuticals)	8,142	665,364
Google, Inc. - Class A * (Internet)	2,484	1,170,907
IAC/InterActiveCorp * (Internet)	5,313	202,532
Infosys Technologies, Ltd. ADR (Software)	1,932	101,140
Intel Corp. (Semiconductors)	36,156	777,353
Intuit, Inc. * (Software)	7,728	219,862
Intuitive Surgical, Inc. * (Healthcare - Products)	621	80,519
Joy Global, Inc. (Machinery - Construction & Mining)	1,863	94,324
Juniper Networks, Inc. * (Telecommunications)	6,624	148,113
KLA -Tencor Corp. (Semiconductors)	4,347	241,476
Lam Research Corp. * (Semiconductors)	2,622	141,011
Lamar Advertising Co. (Advertising)	1,449	87,433
Level 3 Communications, Inc. * (Telecommunications)	26,565	147,701
Liberty Global, Inc. - Class A * (Media)	3,588	128,773
Liberty Media Holding Corp. - Interactive Series A * (Internet)	10,695	267,696
Linear Technology Corp. (Semiconductors)	7,107	265,944
Logitech International SA * ADR (Computers)	3,174	85,412
Marvell Technology Group, Ltd. * ADR (Semiconductors)	10,005	161,381
Maxim Integrated Products, Inc. (Semiconductors)	8,004	253,887
MedImmune, Inc. * (Biotechnology)	4,554	258,121
Microchip Technology, Inc. (Semiconductors)	3,174	128,039
Microsoft Corp. (Software)	60,375	1,807,628
Millicom International Cellular SA * ADR (Telecommunications)	1,725	140,156
Monster Worldwide, Inc. * (Internet)	2,415	101,551
Network Appliance, Inc. * (Computers)	6,969	259,316
NII Holdings, Inc. - Class B * (Telecommunications)	2,760	211,830
NVIDIA Corp. * (Semiconductors)	6,210	204,247
Oracle Corp. * (Software)	38,709	727,729
PACCAR, Inc. (Auto Manufacturers)	4,968	417,213
Patterson Cos., Inc. * (Healthcare - Products)	2,346	84,597
Patterson-UTI Energy, Inc. (Oil & Gas)	2,829	68,999
Paychex, Inc. (Commercial Services)	6,417	238,070
Petsmart, Inc. (Retail)	2,346	77,864
Qualcomm, Inc. (Telecommunications)	35,811	1,568,522
Research In Motion, Ltd. * ADR (Computers)	3,312	435,793

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	2,415	80,057
Ryanair Holdings PLC * ADR (Airlines)	1,650	77,005
SanDisk Corp. * (Computers)	3,726	161,895
Sears Holdings Corp. * (Retail)	2,829	540,084
Sepracor, Inc. * (Pharmaceuticals)	1,863	100,006
Sigma-Aldrich Corp. (Chemicals)	2,208	92,913
Sirius Satellite Radio, Inc. * (Media)	28,290	83,738
Staples, Inc. (Retail)	8,625	213,900
Starbucks Corp. * (Retail)	18,699	580,043
Sun Microsystems, Inc. * (Computers)	28,014	146,233
Symantec Corp. * (Internet)	17,319	304,814
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	2,070	79,012
Tellabs, Inc. * (Telecommunications)	4,416	46,898
Teva Pharmaceutical Industries, Ltd. ADR ADR (Pharmaceuticals)	10,833	415,012
UAL Corp. * (Airlines)	1,794	59,920
VeriSign, Inc. * (Internet)	4,071	111,342
Vertex Pharmaceuticals, Inc. * (Biotechnology)	2,346	72,116
Virgin Media, Inc. (Telecommunications)	6,279	158,419
Whole Foods Market, Inc. (Food)	2,415	112,998
Wynn Resorts, Ltd. (Lodging)	1,932	197,470
Xilinx, Inc. (Semiconductors)	7,866	231,890
XM Satellite Radio Holdings, Inc.- Class A * (Media)	5,658	66,199
Yahoo!, Inc. * (Internet)	11,661	326,974

TOTAL COMMON STOCKS (Cost $20,261,989)		28,488,611

	Principal Amount
Repurchase Agreements (20.1%)
UBS, 5.13%, 5/1/07, dated 4/30/07, with a repurchase price of $7,064,006 (Collateralized by $7,165,000 Federal Home Loan Bank, 4.875%, 10/5/11, market value $7,205,384)	$7,063,000	7,063,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,063,000)		7,063,000

TOTAL INVESTMENT SECURITIES (Cost $27,324,989) -101.1% of net assets		$35,551,611

Percentages indicated are based on net assets of $35,180,632.

*	Non-income producing security

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $5,452,000)	29	$188,826
NASDAQ Mini Futures Contract expiring June 2007 (Underlying face amount at value $1,128,000)	30	(12,668)

See accompanying notes to the Schedules of Portfolio Investments.

OTC ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Airlines	0.4%
Auto Manufacturers	1.2%
Biotechnology	5.9%
Chemicals	0.3%
Commercial Services	1.1%
Computers	11.2%
Distribution/Wholesale	0.6%
Electronics	1.0%
Food	0.3%
Healthcare-Products	1.4%
Internet	10.8%
Lodging	0.6%
Machinery – Construction & Mining	0.3%
Media	3.5%
Oil & Gas	0.2%
Pharmaceuticals	4.2%
Retail	5.7%
Semiconductors	8.8%
Software	12.0%
Telecommunications	10.0%
Textiles	0.4%
Transportation	0.9%
Other**	20.1%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Value ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Miscellaneous Manufacturing)	2,200	$182,094
Abbott Laboratories (Pharmaceuticals)	5,500	311,409
ACE, Ltd.ADR (Insurance)	2,750	163,515
ADC Telecommunications, Inc. * (Telecommunications)	1,100	20,240
Advanced Micro Devices, Inc. * (Semiconductors)	4,675	64,609
Aetna, Inc. (Healthcare-Services)	4,400	206,272
AFLAC, Inc. (Insurance)	1,375	70,593
Agilent Technologies, Inc. * (Electronics)	2,475	85,066
Air Products & Chemicals, Inc. (Chemicals)	1,925	147,263
Alcoa, Inc. (Mining)	7,150	253,754
Allegheny Energy, Inc. * (Electric)	1,100	58,806
Allegheny Technologies, Inc. (Iron/Steel)	550	60,269
Allied Waste Industries, Inc. * (Environmental Control)	2,200	29,414
Allstate Corp. (Insurance)	5,225	325,621
Alltel Corp. (Telecommunications)	3,025	189,637
Altera Corp. * (Semiconductors)	1,375	30,993
Altria Group, Inc. (Agriculture)	8,800	606,496
Ameren Corp. (Electric)	1,650	86,741
American Electric Power, Inc. (Electric)	3,300	165,726
Ameriprise Financial, Inc. (Diversified Financial Services)	825	49,063
AmerisourceBergen Corp. (Pharmaceuticals)	1,650	82,484
Analog Devices, Inc. (Semiconductors)	1,650	63,723
AON Corp. (Insurance)	2,475	95,906
Apartment Investment and Management Co. - Class A (REIT)	825	45,623
Apple Computer, Inc. * (Computers)	3,300	329,340
Applied Materials, Inc. (Semiconductors)	7,425	142,708
Archer-Daniels-Midland Co. (Agriculture)	2,200	85,140
Archstone-Smith Trust (REIT)	1,925	100,312
Ashland, Inc. (Chemicals)	550	32,973
Assurant, Inc. (Insurance)	825	47,462
AT&T, Inc. (Telecommunications)	51,975	2,012,471
AutoNation, Inc. * (Retail)	1,375	28,105
Avalonbay Communities, Inc. (REIT)	550	67,243
Avaya, Inc. * (Telecommunications)	3,025	39,083
Avery Dennison Corp. (Household Products/Wares)	550	34,210
Baker Hughes, Inc. (Oil & Gas Services)	1,100	88,429
Bank of America Corp. (Banks)	37,125	1,889,662

See accompanying notes to the Schedules of Portfolio Investments.

Bank of New York Co., Inc. (Banks)	6,325	256,036
Bausch & Lomb, Inc. (Healthcare - Products)	550	32,357
BB&T Corp. (Banks)	4,400	183,128
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,100	171,270
Bemis Co., Inc. (Packaging & Containers)	825	27,407
Big Lots, Inc. * (Retail)	550	17,710
Biogen Idec, Inc. * (Biotechnology)	1,375	64,914
BMC Software, Inc. * (Software)	1,100	35,607
Boeing Co. (Aerospace/Defense)	3,025	281,324
Boston Properties, Inc. (REIT)	1,100	129,316
Bristol-Myers Squibb Co. (Pharmaceuticals)	16,225	468,253
Broadcom Corp. - Class A * (Semiconductors)	1,925	62,659
Brunswick Corp. (Leisure Time)	825	27,027
Burlington Northern Santa Fe Corp. (Transportation)	1,650	144,441
CA, Inc. (Software)	2,750	74,965
Carnival Corp.ADR (Leisure Time)	1,375	67,224
Caterpillar, Inc. (Machinery - Construction & Mining)	2,475	179,734
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	550	18,618
CBS Corp. - Class B (Media)	6,600	209,682
CenterPoint Energy, Inc. (Electric)	2,475	46,604
Centex Corp. (Home Builders)	550	24,623
CenturyTel, Inc. (Telecommunications)	825	37,991
ChevronTexaco Corp. (Oil & Gas)	8,525	663,159
Chubb Corp. (Insurance)	3,300	177,639
Ciena Corp. * (Telecommunications)	550	16,038
CIGNA Corp. (Insurance)	275	42,787
Cincinnati Financial Corp. (Insurance)	1,375	62,205
Circuit City Stores, Inc. (Retail)	1,100	19,195
CIT Group, Inc. (Diversified Financial Services)	1,650	98,423
Citigroup, Inc. (Diversified Financial Services)	40,700	2,182,333
Citizens Communications Co. (Telecommunications)	2,750	42,818
Clear Channel Communications, Inc. (Media)	1,925	68,203
CMS Energy Corp. (Electric)	1,925	35,651
Coca-Cola Co. (Beverages)	6,875	358,807
Coca-Cola Enterprises, Inc. (Beverages)	2,200	48,268
Comcast Corp. - Special Class A * (Media)	17,600	469,215
Comerica, Inc. (Banks)	1,375	85,126
Compass Bancshares, Inc. (Banks)	550	37,499
Computer Sciences Corp. * (Computers)	1,375	76,368
Compuware Corp. * (Software)	3,025	29,857
ConAgra Foods, Inc. (Food)	4,125	101,392
ConocoPhillips (Oil & Gas)	13,750	953,562
CONSOL Energy, Inc. (Coal)	825	34,543
Consolidated Edison, Inc. (Electric)	2,200	112,772

See accompanying notes to the Schedules of Portfolio Investments.

Constellation Brands, Inc. * (Beverages)	825	18,488
Constellation Energy Group, Inc. (Electric)	550	49,016
Convergys Corp. * (Commercial Services)	550	13,893
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	1,100	54,736
Corning, Inc. * (Telecommunications)	9,350	221,782
Costco Wholesale Corp. (Retail)	3,850	206,244
CSX Corp. (Transportation)	3,575	154,333
Cummins, Inc. (Machinery-Diversified)	1,100	101,376
CVS Corp. (Retail)	5,500	199,319
Dean Foods Co. * (Food)	550	20,037
Deere & Co. (Machinery-Diversified)	1,100	120,340
Developers Diversified Realty Corp. (REIT)	1,100	71,610
Dillards, Inc. - Class A (Retail)	550	19,047
DIRECTV Group, Inc. * (Media)	4,125	98,340
Dollar General Corp. (Retail)	825	17,614
Dominion Resources, Inc. (Electric)	3,025	275,879
Dover Corp. (Miscellaneous Manufacturing)	1,100	52,932
Dow Jones & Co., Inc. (Media)	550	19,982
DTE Energy Co. (Electric)	1,375	69,561
Du Pont (Chemicals)	7,700	378,608
Duke Energy Corp. (Electric)	10,450	214,434
Dynegy, Inc. (Electric)	3,025	28,465
E* TRADE Financial Corp.* (Diversified Financial Services)	1,650	36,432
Eastman Chemical Co. (Chemicals)	550	37,235
Eastman Kodak Co. (Miscellaneous Manufacturing)	2,475	61,652
Eaton Corp. (Miscellaneous Manufacturing)	1,100	98,131
Edison International (Electric)	1,375	71,981
El Paso Corp. (Pipelines)	5,775	86,625
Electronic Data Systems Corp. (Computers)	4,400	128,656
Eli Lilly & Co. (Pharmaceuticals)	4,125	243,911
Embarq Corp. (Telecommunications)	1,100	66,044
EMC Corp. * (Computers)	11,550	175,329
Emerson Electric Co. (Electrical Components & Equipment)	4,400	206,756
Ensco International, Inc. (Oil & Gas)	550	31,009
Entergy Corp. (Electric)	1,650	186,681
Equifax, Inc. (Commercial Services)	550	21,890
Equity Residential Properties Trust (REIT)	2,475	114,914
Exelon Corp. (Electric)	2,750	207,378
Family Dollar Stores, Inc. (Retail)	550	17,512
Fannie Mae (Diversified Financial Services)	7,975	469,887
Federated Department Stores, Inc. (Retail)	4,400	193,248
FedEx Corp. (Transportation)	825	86,988
Fifth Third Bancorp (Banks)	4,675	189,758
First Horizon National Corp. (Banks)	1,100	43,131
FirstEnergy Corp. (Electric)	2,750	188,210
Fluor Corp. (Engineering & Construction)	550	52,591

See accompanying notes to the Schedules of Portfolio Investments.

Ford Motor Co. (Auto Manufacturers)	15,675	126,027
Fortune Brands, Inc. (Household Products/Wares)	550	44,055
FPL Group, Inc. (Electric)	3,300	212,421
Franklin Resources, Inc. (Diversified Financial Services)	550	72,221
Freddie Mac (Diversified Financial Services)	2,200	142,516
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	2,750	184,690
Gannett Co., Inc. (Media)	1,925	109,841
General Electric Co. (Miscellaneous Manufacturing)	51,150	1,885,388
General Mills, Inc. (Food)	1,650	98,835
General Motors Corp. (Auto Manufacturers)	4,675	146,000
Genuine Parts Co. (Distribution/Wholesale)	1,375	67,938
Genworth Financial, Inc. - Class A (Diversified Financial Services)	3,575	130,452
Goodrich Corp. (Aerospace/Defense)	1,100	62,524
Halliburton Co. (Oil & Gas Services)	3,575	113,578
Harrah’s Entertainment, Inc. (Lodging)	550	46,915
Hartford Financial Services Group, Inc. (Insurance)	2,750	278,300
Hasbro, Inc. (Toys/Games/Hobbies)	1,375	43,464
Heinz (H.J.) Co. (Food)	2,750	129,552
Hercules, Inc. * (Chemicals)	550	10,362
Hess Corp. (Oil & Gas)	2,200	124,850
Hewlett-Packard Co. (Computers)	22,550	950,256
Hilton Hotels Corp. (Lodging)	1,375	46,750
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,875	372,488
Host Marriott Corp. (REIT)	4,400	112,816
Hudson City Bancorp, Inc. (Savings & Loans)	1,650	21,978
Huntington Bancshares, Inc. (Banks)	1,925	42,697
IAC/InterActiveCorp * (Internet)	1,925	73,381
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,650	84,662
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	2,475	110,509
Integrys Energy Group, Inc. (Electric)	550	30,855
Intel Corp. (Semiconductors)	26,125	561,687
International Paper Co. (Forest Products & Paper)	3,850	145,222
Interpublic Group of Cos., Inc. * (Advertising)	2,750	34,870
J.C. Penney Co., Inc. (Holding Company) (Retail)	1,925	152,248
J.P. Morgan Chase & Co. (Diversified Financial Services)	28,600	1,490,059
Janus Capital Group, Inc. (Diversified Financial Services)	1,100	27,522
JDS Uniphase Corp. * (Telecommunications)	1,375	22,660
Johnson Controls, Inc. (Auto Parts & Equipment)	1,650	168,844
Jones Apparel Group, Inc. (Apparel)	825	27,547

See accompanying notes to the Schedules of Portfolio Investments.

Juniper Networks, Inc. * (Telecommunications)	2,750	61,490
KB Home (Home Builders)	275	12,130
KeyCorp (Banks)	3,300	117,744
KeySpan Corp. (Gas)	1,375	56,939
Kimberly-Clark Corp. (Household Products/Wares)	1,650	117,431
Kimco Realty Corp. (REIT)	1,375	66,096
Kinder Morgan, Inc. (Pipelines)	825	87,912
King Pharmaceuticals, Inc. * (Pharmaceuticals)	550	11,248
Kraft Foods, Inc. (Food)	13,750	460,212
Kroger Co. (Food)	6,050	178,535
Legg Mason, Inc. (Diversified Financial Services)	275	27,277
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,375	32,340
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	2,750	207,020
Lennar Corp. - Class A (Home Builders)	550	23,491
Limited, Inc. (Retail)	2,750	75,818
Lincoln National Corp. (Insurance)	2,475	176,096
Linear Technology Corp. (Semiconductors)	1,100	41,162
Lockheed Martin Corp. (Aerospace/Defense)	1,650	158,631
Loews Corp. (Insurance)	3,850	182,182
LSI Logic Corp. * (Semiconductors)	2,200	18,700
M&T Bank Corp. (Banks)	275	30,619
Manor Care, Inc. (Healthcare - Services)	275	17,845
Marathon Oil Corp. (Oil & Gas)	3,025	307,188
Marriott International, Inc. - Class A (Lodging)	1,100	49,731
Marsh & McLennan Cos., Inc. (Insurance)	4,675	148,478
Marshall & Ilsley Corp. (Banks)	2,200	105,644
Masco Corp. (Building Materials)	3,300	89,793
Mattel, Inc. (Toys/Games/Hobbies)	1,650	46,695
Maxim Integrated Products, Inc. (Semiconductors)	1,100	34,892
MBIA, Inc. (Insurance)	550	38,258
McDonald’s Corp. (Retail)	4,675	225,708
McKesson Corp. (Commercial Services)	2,475	145,604
MeadWestvaco Corp. (Forest Products & Paper)	1,375	45,870
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,475	193,100
MedImmune, Inc. * (Biotechnology)	1,100	62,348
Mellon Financial Corp. (Banks)	2,200	94,446
Merck & Co., Inc. (Pharmaceuticals)	17,875	919,489
Meredith Corp. (Media)	275	15,928
Merrill Lynch & Co., Inc. (Diversified Financial Services)	7,425	669,958
MetLife, Inc. (Insurance)	3,575	234,878
MGIC Investment Corp. (Insurance)	275	16,943
Micron Technology, Inc. * (Semiconductors)	6,325	72,547

See accompanying notes to the Schedules of Portfolio Investments.

Microsoft Corp. (Software)	31,625	946,852
Molex, Inc. (Electrical Components & Equipment)	825	24,651
Molson Coors Brewing Co. - Class B (Beverages)	275	25,927
Monsanto Co. (Agriculture)	2,475	146,000
Monster Worldwide, Inc. * (Internet)	550	23,128
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,800	739,288
Motorola, Inc. (Telecommunications)	20,075	347,900
National City Corp. (Banks)	5,225	190,974
NCR Corp. * (Computers)	825	41,580
Newell Rubbermaid, Inc. (Housewares)	2,200	67,474
News Corp. - Class A (Media)	12,650	283,234
NICOR, Inc. (Gas)	275	14,091
NiSource, Inc. (Electric)	2,200	54,098
Nordstrom, Inc. (Retail)	825	45,309
Norfolk Southern Corp. (Transportation)	2,200	117,128
Northern Trust Corp. (Banks)	825	51,934
Northrop Grumman Corp. (Aerospace/Defense)	2,750	202,428
Novell, Inc. * (Software)	2,750	20,075
Novellus Systems, Inc. * (Semiconductors)	550	17,804
Occidental Petroleum Corp. (Oil & Gas)	2,475	125,483
Office Depot, Inc. * (Retail)	1,100	36,982
OfficeMax, Inc. (Retail)	550	27,071
PACCAR, Inc. (Auto Manufacturers)	1,925	161,662
Pall Corp. (Miscellaneous Manufacturing)	550	23,073
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,100	101,354
Peabody Energy Corp. (Coal)	1,375	65,972
PerkinElmer, Inc. (Electronics)	1,100	26,620
Pfizer, Inc. (Pharmaceuticals)	26,125	691,267
PG&E Corp. (Electric)	2,750	139,150
Pinnacle West Capital Corp. (Electric)	825	39,839
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,375	54,588
PMC-Sierra, Inc. * (Semiconductors)	1,100	8,503
PNC Financial Services Group (Banks)	2,475	183,398
PPG Industries, Inc. (Chemicals)	1,375	101,173
PPL Corp. (Electric)	3,025	131,920
Principal Financial Group, Inc. (Insurance)	1,375	87,299
Progress Energy, Inc. (Electric)	2,200	111,210
Prologis (REIT)	1,925	124,740
Prudential Financial, Inc. (Insurance)	3,850	365,749
Public Service Enterprise Group, Inc. (Electric)	2,200	190,190
Public Storage, Inc. (REIT)	550	51,326
Pulte Homes, Inc. (Home Builders)	825	22,193
Qwest Communications International, Inc. * (Telecommunications)	13,200	117,216
R.R. Donnelley & Sons Co. (Commercial Services)	1,925	77,385
Raytheon Co. (Aerospace/Defense)	3,575	191,406

See accompanying notes to the Schedules of Portfolio Investments.

Regions Financial Corp. (Banks)	6,050	212,295
Reynolds American, Inc. (Agriculture)	1,375	88,358
Robert Half International, Inc. (Commercial Services)	825	27,473
Rockwell International Corp. (Machinery-Diversified)	825	49,121
Rohm & Haas Co. (Chemicals)	1,100	56,287
Rowan Cos., Inc. (Oil & Gas)	825	30,228
Ryder System, Inc. (Transportation)	550	28,952
SAFECO Corp. (Insurance)	825	55,061
Safeway, Inc. (Food)	3,575	129,772
Sanmina-SCI Corp. * (Electronics)	4,400	15,180
Sara Lee Corp. (Food)	6,050	99,281
Schering-Plough Corp. (Pharmaceuticals)	7,150	226,870
Schlumberger, Ltd.ADR (Oil & Gas Services)	5,225	385,762
Schwab (Diversified Financial Services)	4,950	94,644
Sealed Air Corp. (Packaging & Containers)	550	18,095
Sears Holdings Corp. * (Retail)	825	157,501
Sempra Energy (Gas)	2,200	139,656
Sherwin-Williams Co. (Chemicals)	275	17,537
Simon Property Group, Inc. (REIT)	1,925	221,913
Snap-on, Inc. (Hand/Machine Tools)	550	29,975
Solectron Corp. * (Electronics)	7,700	25,795
Southern Co. (Electric)	6,050	228,630
Southwest Airlines Co. (Airlines)	4,125	59,194
Sovereign Bancorp, Inc. (Savings & Loans)	1,925	46,720
Spectra Energy Corp. (Pipelines)	4,125	107,663
Sprint Corp. (Telecommunications)	23,925	479,218
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,100	73,722
State Street Corp. (Banks)	1,375	94,696
Sun Microsystems, Inc. * (Computers)	22,550	117,711
Sunoco, Inc. (Oil & Gas)	550	41,542
SunTrust Banks, Inc. (Banks)	3,025	255,371
SuperValu, Inc. (Food)	1,650	75,735
Synovus Financial Corp. (Banks)	1,375	43,395
T. Rowe Price Group, Inc. (Diversified Financial Services)	1,100	54,648
Target Corp. (Retail)	2,200	130,614
TECO Energy, Inc. (Electric)	1,650	29,618
Tektronix, Inc. (Electronics)	550	16,165
Tellabs, Inc. * (Telecommunications)	3,575	37,967
Temple-Inland, Inc. (Forest Products & Paper)	825	48,873
Tenet Healthcare Corp. * (Healthcare - Services)	3,850	28,567
Teradyne, Inc. * (Semiconductors)	1,650	28,793
Terex Corp. * (Machinery - Construction & Mining)	550	42,818
Texas Instruments, Inc. (Semiconductors)	7,425	255,196
Textron, Inc. (Miscellaneous Manufacturing)	1,100	111,837
The Dow Chemical Co. (Chemicals)	7,975	355,764
The E.W. Scripps Co. - Class A (Media)	275	11,908

See accompanying notes to the Schedules of Portfolio Investments.

The Gap, Inc. (Retail)	2,200	39,490
The Goldman Sachs Group, Inc. (Diversified Financial Services)	2,200	480,942
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	1,375	45,733
The New York Times Co. - Class A (Media)	1,100	25,740
The Stanley Works (Hand/Machine Tools)	550	32,054
The Travelers Companies, Inc. (Insurance)	5,775	312,427
Thermo Electron Corp. * (Electronics)	1,925	100,215
Time Warner, Inc. (Media)	33,000	680,789
Torchmark Corp. (Insurance)	275	18,783
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	1,375	118,525
Tribune Co. (Media)	1,650	54,120
TXU Corp. (Electric)	3,850	252,483
Tyco International, Ltd.ADR (Miscellaneous Manufacturing)	16,500	538,394
Tyson Foods, Inc. - Class A (Food)	2,200	46,112
U.S. Bancorp (Banks)	14,575	500,650
Union Pacific Corp. (Transportation)	2,200	251,350
Unisys Corp. * (Computers)	2,750	21,560
United Parcel Service, Inc. - Class B (Transportation)	3,025	213,051
United States Steel Corp. (Iron/Steel)	1,100	111,694
UnumProvident Corp. (Insurance)	2,750	68,420
UST, Inc. (Agriculture)	550	31,174
V. F. Corp. (Apparel)	550	48,295
Valero Energy Corp. (Oil & Gas)	1,925	135,193
VeriSign, Inc. * (Internet)	1,100	30,085
Verizon Communications, Inc. (Telecommunications)	24,200	923,955
Viacom, Inc. - Class B * (Media)	3,575	147,469
Vornado Realty Trust (REIT)	550	65,247
Vulcan Materials Co. (Building Materials)	550	68,019
W.W. Grainger, Inc. (Distribution/Wholesale)	275	22,721
Wachovia Corp. (Banks)	15,675	870,589
Walt Disney Co. (Media)	9,900	346,301
Washington Mutual, Inc. (Savings & Loans)	7,700	323,246
Waste Management, Inc. (Environmental Control)	4,400	164,604
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	275	7,508
Weatherford International, Ltd. * ADR (Oil & Gas Services)	1,100	57,739
WellPoint, Inc. * (Healthcare - Services)	3,025	238,884
Wells Fargo & Co. (Banks)	28,050	1,006,714
Wendy’s International, Inc. (Retail)	275	10,368
Western Union Co. (Commercial Services)	3,300	69,465
Weyerhaeuser Co. (Forest Products & Paper)	1,925	152,498
Whirlpool Corp. (Home Furnishings)	550	58,317
Whole Foods Market, Inc. (Food)	550	25,735

See accompanying notes to the Schedules of Portfolio Investments.

Williams Cos., Inc. (Pipelines)	3,300	97,350
Windstream Corp. (Telecommunications)	3,850	56,287
Wyndham Worldwide Corp. * (Lodging)	1,650	57,090
Xcel Energy, Inc. (Electric)	3,300	79,497
Xerox Corp. * (Office/Business Equipment)	7,975	147,538
Xilinx, Inc. (Semiconductors)	1,375	40,535
XL Capital, Ltd. - Class A (Insurance)	1,375	107,223
Zions Bancorp (Banks)	825	67,485

TOTAL COMMON STOCKS (Cost $44,595,408)		57,049,014

	Principal Amount
Repurchase Agreements (0.2%)
UBS, 5.13%, 5/1/07, dated 4/30/07, with a repurchase price of $93,013 (Collateralized by $96,000 Federal Home Loan Mortgage Corp., 5.00%, 7/15/11, market value $95,573)	$93,000	93,000

TOTAL REPURCHASE AGREEMENTS (Cost $93,000)		93,000

TOTAL INVESTMENT SECURITIES (Cost $44,688,408) - 99.9% of net assets		$57,142,014

Percentages indicated are based on net assets of $57,188,814.

*	Non-income producing security

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $148,825)	2	$7,078

Large-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.1%
Aerospace/Defense	1.6%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.1%
Auto Manufacturers	0.8%
Auto Parts & Equipment	0.4%
Banks	11.4%
Beverages	0.8%
Biotechnology	0.2%
Building Materials	0.3%
Chemicals	2.0%
Coal	0.2%
Commercial Services	0.6%
Computers	3.2%
Distribution/Wholesale	0.2%
Diversified Financial Services	12.4%
Electric	5.8%
Electrical Components & Equipment	0.4%
Electronics	0.5%
Engineering & Construction	0.1%

See accompanying notes to the Schedules of Portfolio Investments.

Environmental Control	0.3%
Food	2.4%
Forest Products & Paper	0.8%
Gas	0.4%
Hand/Machine Tools	0.1%
Healthcare-Products	0.1%
Healthcare-Services	0.9%
Home Builders	0.1%
Home Furnishings	0.1%
Household Products/Wares	0.3%
Housewares	0.1%
Insurance	5.4%
Internet	0.2%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.5%
Machinery-Construction & Mining	0.4%
Machinery-Diversified	0.5%
Media	4.4%
Mining	0.8%
Miscellaneous Manufacturing	6.5%
Office/Business Equipment	0.3%
Oil & Gas	4.4%
Oil & Gas Services	1.1%
Packaging & Containers	0.1%
Pharmaceuticals	5.5%
Pipelines	0.7%
Real Estate	MN
Real Estate Investment Trust	2.0%
Retail	2.8%
Savings & Loans	0.7%
Semiconductors	2.5%
Software	1.9%
Telecommunications	8.1%
Toys/Games/Hobbies	0.2%
Transportation	1.7%
Other**	0.2%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Large-Cap Growth ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (99.0%)
3M Co. (Miscellaneous Manufacturing)	1,020	$84,425
Abbott Laboratories (Pharmaceuticals)	1,870	105,879
Abercrombie & Fitch Co. - Class A (Retail)	170	13,882
Adobe Systems, Inc. * (Software)	1,275	52,989
Affiliated Computer Services, Inc. - Class A * (Computers)	255	15,277
AFLAC, Inc. (Insurance)	680	34,911
Agilent Technologies, Inc. * (Electronics)	255	8,764
Allegheny Energy, Inc. * (Electric)	85	4,544
Allegheny Technologies, Inc. (Iron/Steel)	85	9,314
Allergan, Inc. (Pharmaceuticals)	340	41,208
Altera Corp. * (Semiconductors)	425	9,580
Altria Group, Inc. (Agriculture)	2,295	158,172
Amazon.com, Inc. * (Internet)	680	41,704
Ambac Financial Group, Inc. (Insurance)	255	23,409
American Express Co. (Diversified Financial Services)	2,635	159,866
American International Group, Inc. (Insurance)	5,695	398,138
American Standard Cos. (Building Materials)	340	18,720
Ameriprise Financial, Inc. (Diversified Financial Services)	340	20,220
Amgen, Inc. * (Biotechnology)	2,550	163,558
Anadarko Petroleum Corp. (Oil & Gas)	1,020	47,593
Analog Devices, Inc. (Semiconductors)	340	13,131
Anheuser-Busch Cos., Inc. (Beverages)	1,700	83,623
Apache Corp. (Oil & Gas)	680	49,300
Apollo Group, Inc. - Class A * (Commercial Services)	340	16,082
Apple Computer, Inc. * (Computers)	935	93,313
Applera Corp. - Applied Biosystems Group (Electronics)	425	13,277
Applied Materials, Inc. (Semiconductors)	1,020	19,604
Archer-Daniels-Midland Co. (Agriculture)	850	32,895
Autodesk, Inc. * (Software)	510	21,048
Automatic Data Processing, Inc. (Software)	1,190	53,264
AutoZone, Inc. * (Retail)	85	11,308
Avalonbay Communities, Inc. (REIT)	85	10,392
Avaya, Inc. * (Telecommunications)	170	2,196
Avery Dennison Corp. (Household Products/Wares)	85	5,287

See accompanying notes to the Schedules of Portfolio Investments.

Avon Products, Inc. (Cosmetics/Personal Care)	935	37,213
Baker Hughes, Inc. (Oil & Gas Services)	425	34,166
Ball Corp. (Packaging & Containers)	255	12,926
Bard (C.R.), Inc. (Healthcare - Products)	255	21,198
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	255	12,332
Baxter International, Inc. (Healthcare - Products)	1,445	81,830
Becton, Dickinson & Co. (Healthcare - Products)	510	40,132
Bed Bath & Beyond, Inc. * (Retail)	595	24,240
Best Buy Co., Inc. (Retail)	850	39,653
Big Lots, Inc. * (Retail)	85	2,737
Biogen Idec, Inc. * (Biotechnology)	425	20,064
Biomet, Inc. (Healthcare - Products)	510	22,032
BJ Services Co. (Oil & Gas Services)	680	19,489
Black & Decker Corp. (Hand/Machine Tools)	170	15,422
BMC Software, Inc. * (Software)	170	5,503
Boeing Co. (Aerospace/Defense)	935	86,955
Boston Scientific Corp. * (Healthcare - Products)	2,550	39,372
Broadcom Corp. - Class A * (Semiconductors)	510	16,601
Brown-Forman Corp. (Beverages)	170	10,868
Burlington Northern Santa Fe Corp. (Transportation)	340	29,764
C.H. Robinson Worldwide, Inc. (Transportation)	425	22,721
CA, Inc. (Software)	170	4,634
Campbell Soup Co. (Food)	510	19,941
Capital One Financial Corp. (Diversified Financial Services)	850	63,121
Cardinal Health, Inc. (Pharmaceuticals)	850	59,458
Carnival Corp.ADR (Leisure Time)	595	29,090
Caterpillar, Inc. (Machinery - Construction & Mining)	765	55,555
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	255	8,632
Celgene Corp. * (Biotechnology)	850	51,986
Centex Corp. (Home Builders)	170	7,611
Chesapeake Energy Corp. (Oil & Gas)	935	31,556
ChevronTexaco Corp. (Oil & Gas)	2,465	191,752
Chicago Mercantile Exchange (Diversified Financial Services)	85	43,924
Ciena Corp. * (Telecommunications)	85	2,479
CIGNA Corp. (Insurance)	85	13,225
Cintas Corp. (Textiles)	255	9,555
Cisco Systems, Inc. * (Telecommunications)	13,175	352,299
Citrix Systems, Inc. * (Software)	425	13,855
Clear Channel Communications, Inc. (Media)	510	18,069
Clorox Co. (Household Products/Wares)	340	22,807
Coach, Inc. * (Apparel)	765	37,355

See accompanying notes to the Schedules of Portfolio Investments.

Coca-Cola Co. (Beverages)	2,635	137,521
Cognizant Technology Solutions Corp. * (Computers)	340	30,396
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,105	74,853
Comcast Corp. - Special Class A * (Media)	2,125	56,653
Commerce Bancorp, Inc. (Banks)	425	14,212
Compass Bancshares, Inc. (Banks)	85	5,795
CONSOL Energy, Inc. (Coal)	170	7,118
Constellation Brands, Inc. * (Beverages)	255	5,715
Constellation Energy Group, Inc. (Electric)	255	22,726
Convergys Corp. * (Commercial Services)	170	4,294
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	170	8,459
Corning, Inc. * (Telecommunications)	935	22,178
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,360	50,429
Coventry Health Care, Inc. * (Healthcare - Services)	340	19,662
CVS Corp. (Retail)	1,955	70,849
D.R. Horton, Inc. (Home Builders)	595	13,197
Danaher Corp. (Miscellaneous Manufacturing)	510	36,307
Darden Restaurants, Inc. (Retail)	340	14,103
Dean Foods Co. * (Food)	170	6,193
Deere & Co. (Machinery-Diversified)	255	27,897
Dell, Inc. * (Computers)	4,930	124,285
Devon Energy Corp. (Oil & Gas)	935	68,133
DIRECTV Group, Inc. * (Media)	595	14,185
Dollar General Corp. (Retail)	425	9,074
Dover Corp. (Miscellaneous Manufacturing)	170	8,180
E* TRADE Financial Corp.* (Diversified Financial Services)	510	11,261
eBay, Inc. * (Internet)	2,550	86,547
Ecolab, Inc. (Chemicals)	425	18,271
Edison International (Electric)	340	17,799
Electronic Arts, Inc. * (Software)	680	34,279
Eli Lilly & Co. (Pharmaceuticals)	1,020	60,313
EMC Corp. * (Computers)	1,785	27,096
Emerson Electric Co. (Electrical Components & Equipment)	595	27,959
Ensco International, Inc. (Oil & Gas)	170	9,585
EOG Resources, Inc. (Oil & Gas)	510	37,454
Equifax, Inc. (Commercial Services)	170	6,766
Exelon Corp. (Electric)	680	51,278
Express Scripts, Inc. * (Pharmaceuticals)	255	24,365
Exxon Mobil Corp. (Oil & Gas)	12,665	1,005,347
Family Dollar Stores, Inc. (Retail)	170	5,413
Federated Investors, Inc. - Class B (Diversified Financial Services)	170	6,487
FedEx Corp. (Transportation)	425	44,812
Fidelity National Information Services, Inc. (Software)	340	17,180
First Data Corp. (Software)	1,700	55,080

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	340	18,078
Fluor Corp. (Engineering & Construction)	85	8,128
Forest Laboratories, Inc. * (Pharmaceuticals)	680	36,183
Fortune Brands, Inc. (Household Products/Wares)	170	13,617
Franklin Resources, Inc. (Diversified Financial Services)	170	22,323
Freddie Mac (Diversified Financial Services)	935	60,569
General Dynamics Corp. (Aerospace/Defense)	850	66,725
General Electric Co. (Miscellaneous Manufacturing)	9,010	332,109
General Mills, Inc. (Food)	340	20,366
Genzyme Corp. * (Biotechnology)	595	38,859
Gilead Sciences, Inc. * (Pharmaceuticals)	1,020	83,354
Google, Inc. - Class A * (Internet)	425	200,338
H & R Block, Inc. (Commercial Services)	680	15,375
Halliburton Co. (Oil & Gas Services)	1,190	37,806
Harley-Davidson, Inc. (Leisure Time)	595	37,675
Harman International Industries, Inc. (Home Furnishings)	170	20,721
Harrah’s Entertainment, Inc. (Lodging)	255	21,752
Hercules, Inc. * (Chemicals)	85	1,601
Hilton Hotels Corp. (Lodging)	510	17,340
Home Depot, Inc. (Retail)	4,420	167,384
Hospira, Inc. * (Pharmaceuticals)	340	13,787
Hudson City Bancorp, Inc. (Savings & Loans)	680	9,057
Humana, Inc. * (Healthcare - Services)	340	21,502
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	425	21,807
IMS Health, Inc. (Software)	425	12,465
Intel Corp. (Semiconductors)	5,610	120,614
International Business Machines Corp. (Computers)	3,315	338,825
International Flavors & Fragrances, Inc. (Chemicals)	170	8,274
International Game Technology (Entertainment)	765	29,177
Interpublic Group of Cos., Inc. * (Advertising)	255	3,233
Intuit, Inc. * (Software)	765	21,764
ITT Industries, Inc. (Miscellaneous Manufacturing)	425	27,119
Jabil Circuit, Inc. (Electronics)	425	9,903
Janus Capital Group, Inc. (Diversified Financial Services)	170	4,253
JDS Uniphase Corp. * (Telecommunications)	85	1,401
Johnson & Johnson (Healthcare - Products)	6,290	403,945
Juniper Networks, Inc. * (Telecommunications)	510	11,404
KB Home (Home Builders)	85	3,749
Kellogg Co. (Food)	510	26,984

See accompanying notes to the Schedules of Portfolio Investments.

Kimberly-Clark Corp. (Household Products/Wares)	595	42,346
Kimco Realty Corp. (REIT)	170	8,172
King Pharmaceuticals, Inc. * (Pharmaceuticals)	340	6,953
KLA -Tencor Corp. (Semiconductors)	425	23,609
Kohls Corp. * (Retail)	680	50,347
L-3 Communications Holdings, Inc. (Aerospace/Defense)	255	22,932
Laboratory Corp. of America Holdings * (Healthcare - Services)	255	20,130
Legg Mason, Inc. (Diversified Financial Services)	170	16,862
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	425	31,994
Lennar Corp. - Class A (Home Builders)	170	7,261
Lexmark International, Inc. - Class A * (Computers)	255	13,898
Linear Technology Corp. (Semiconductors)	425	15,904
Liz Claiborne, Inc. (Apparel)	255	11,404
Lockheed Martin Corp. (Aerospace/Defense)	340	32,688
Lowe’s Cos., Inc. (Retail)	3,315	101,306
LSI Logic Corp. * (Semiconductors)	340	2,890
M&T Bank Corp. (Banks)	85	9,464
Manor Care, Inc. (Healthcare - Services)	85	5,516
Marriott International, Inc. - Class A (Lodging)	425	19,214
Mattel, Inc. (Toys/Games/Hobbies)	340	9,622
Maxim Integrated Products, Inc. (Semiconductors)	425	13,481
MBIA, Inc. (Insurance)	170	11,825
McCormick & Co., Inc. (Food)	255	9,466
McDonald’s Corp. (Retail)	1,445	69,765
McGraw-Hill Cos., Inc. (Media)	765	50,130
MedImmune, Inc. * (Biotechnology)	255	14,453
Medtronic, Inc. (Healthcare - Products)	2,465	130,472
Mellon Financial Corp. (Banks)	340	14,596
Meredith Corp. (Media)	85	4,923
MetLife, Inc. (Insurance)	680	44,676
MGIC Investment Corp. (Insurance)	85	5,237
Microsoft Corp. (Software)	10,540	315,568
Millipore Corp. * (Biotechnology)	85	6,276
Molex, Inc. (Electrical Components & Equipment)	85	2,540
Monsanto Co. (Agriculture)	510	30,085
Monster Worldwide, Inc. * (Internet)	85	3,574
Moody’s Corp. (Commercial Services)	510	33,721
Murphy Oil Corp. (Oil & Gas)	425	23,562
Mylan Laboratories, Inc. (Pharmaceuticals)	425	9,320
Nabors Industries, Ltd. * ADR (Oil & Gas)	680	21,842
National Semiconductor Corp. (Semiconductors)	595	15,649
National-Oilwell Varco, Inc. * (Oil & Gas Services)	340	28,849

See accompanying notes to the Schedules of Portfolio Investments.

NCR Corp. * (Computers)	170	8,568
Network Appliance, Inc. * (Computers)	850	31,629
Newmont Mining Corp. (Mining)	1,020	42,534
News Corp. - Class A (Media)	1,700	38,063
NIKE, Inc. - Class B (Apparel)	850	45,780
Noble Corp. ADR (Oil & Gas)	255	21,474
Nordstrom, Inc. (Retail)	340	18,673
Norfolk Southern Corp. (Transportation)	340	18,102
Northern Trust Corp. (Banks)	170	10,702
Novellus Systems, Inc. * (Semiconductors)	85	2,751
Nucor Corp. (Iron/Steel)	680	43,153
NVIDIA Corp. * (Semiconductors)	765	25,161
Occidental Petroleum Corp. (Oil & Gas)	1,190	60,333
Office Depot, Inc. * (Retail)	340	11,431
Omnicom Group, Inc. (Advertising)	340	35,602
Oracle Corp. * (Software)	8,670	162,996
Pactiv Corp. * (Packaging & Containers)	255	8,818
Pall Corp. (Miscellaneous Manufacturing)	170	7,132
Patterson Cos., Inc. * (Healthcare - Products)	340	12,260
Paychex, Inc. (Commercial Services)	765	28,382
Peabody Energy Corp. (Coal)	170	8,157
PepsiCo, Inc. (Beverages)	3,570	235,941
Pfizer, Inc. (Pharmaceuticals)	8,755	231,656
Pitney Bowes, Inc. (Office/Business Equipment)	510	24,480
PMC-Sierra, Inc. * (Semiconductors)	170	1,314
Polo Ralph Lauren Corp. (Apparel)	170	15,659
Praxair, Inc. (Chemicals)	680	43,894
Principal Financial Group, Inc. (Insurance)	255	16,190
Procter & Gamble Co. (Cosmetics/Personal Care)	6,885	442,774
Progressive Corp. (Insurance)	1,700	39,219
Public Storage, Inc. (REIT)	85	7,932
Pulte Homes, Inc. (Home Builders)	255	6,860
QLogic Corp. * (Semiconductors)	340	6,079
Qualcomm, Inc. (Telecommunications)	3,570	156,366
Quest Diagnostics, Inc. (Healthcare - Services)	340	16,623
Questar Corp. (Pipelines)	170	16,511
RadioShack Corp. (Retail)	255	7,413
Robert Half International, Inc. (Commercial Services)	170	5,661
Rockwell Collins, Inc. (Aerospace/Defense)	340	22,328
Rockwell International Corp. (Machinery-Diversified)	170	10,122
SanDisk Corp. * (Computers)	510	22,160
Schering-Plough Corp. (Pharmaceuticals)	1,360	43,153
Schlumberger, Ltd.ADR (Oil & Gas Services)	1,190	87,858
Schwab (Diversified Financial Services)	935	17,877

See accompanying notes to the Schedules of Portfolio Investments.

Sealed Air Corp. (Packaging & Containers)	170	5,593
Sherwin-Williams Co. (Chemicals)	170	10,841
Sigma-Aldrich Corp. (Chemicals)	340	14,307
SLM Corp. (Diversified Financial Services)	850	45,756
Smith International, Inc. (Oil & Gas Services)	425	22,287
Southwest Airlines Co. (Airlines)	595	8,538
Sovereign Bancorp, Inc. (Savings & Loans)	255	6,189
Spectra Energy Corp. (Pipelines)	255	6,656
St. Jude Medical, Inc. * (Healthcare - Products)	765	32,734
Staples, Inc. (Retail)	1,615	40,052
Starbucks Corp. * (Retail)	1,615	50,097
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	170	11,393
State Street Corp. (Banks)	425	29,270
Stryker Corp. (Healthcare - Products)	680	44,159
Sun Microsystems, Inc. * (Computers)	1,785	9,318
Sunoco, Inc. (Oil & Gas)	170	12,840
Symantec Corp. * (Internet)	2,040	35,904
Synovus Financial Corp. (Banks)	340	10,730
Sysco Corp. (Food)	1,360	44,527
T. Rowe Price Group, Inc. (Diversified Financial Services)	340	16,891
Target Corp. (Retail)	1,275	75,697
Tektronix, Inc. (Electronics)	85	2,498
Terex Corp. * (Machinery - Construction & Mining)	85	6,617
Texas Instruments, Inc. (Semiconductors)	1,275	43,822
The AES Corp. * (Electric)	1,445	31,776
The E.W. Scripps Co. - Class A (Media)	85	3,681
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	255	13,112
The Gap, Inc. (Retail)	595	10,680
The Goldman Sachs Group, Inc. (Diversified Financial Services)	340	74,327
The Hershey Co. (Food)	340	18,686
The Pepsi Bottling Group, Inc. (Beverages)	340	11,155
Thermo Electron Corp. * (Electronics)	425	22,125
Tiffany & Co. (Retail)	255	12,161
TJX Cos., Inc. (Retail)	1,020	28,448
Torchmark Corp. (Insurance)	170	11,611
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	255	21,981
United Parcel Service, Inc. - Class B (Transportation)	1,530	107,757
United Technologies Corp. (Aerospace/Defense)	2,210	148,357
UnitedHealth Group, Inc. (Healthcare - Services)	2,890	153,342
UST, Inc. (Agriculture)	255	14,453
V. F. Corp. (Apparel)	85	7,464
Valero Energy Corp. (Oil & Gas)	765	53,726
Varian Medical Systems, Inc. * (Healthcare - Products)	255	10,764

See accompanying notes to the Schedules of Portfolio Investments.

VeriSign, Inc. * (Internet)	255	6,974
Viacom, Inc. - Class B * (Media)	595	24,544
Vornado Realty Trust (REIT)	85	10,084
Vulcan Materials Co. (Building Materials)	85	10,512
W.W. Grainger, Inc. (Distribution/Wholesale)	85	7,023
Wal-Mart Stores, Inc. (Retail)	5,355	256,611
Walgreen Co. (Retail)	2,210	97,019
Walt Disney Co. (Media)	1,870	65,412
Waters Corp. * (Electronics)	255	15,155
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	85	2,321
Weatherford International, Ltd. * ADR (Oil & Gas Services)	425	22,308
WellPoint, Inc. * (Healthcare - Services)	510	40,275
Wendy’s International, Inc. (Retail)	85	3,205
Western Union Co. (Commercial Services)	765	16,103
Whole Foods Market, Inc. (Food)	170	7,954
Williams Cos., Inc. (Pipelines)	425	12,538
Wrigley (Wm.) Jr. Co. (Food)	510	30,029
Wyeth (Pharmaceuticals)	2,890	160,395
Xilinx, Inc. (Semiconductors)	340	10,023
XTO Energy, Inc. (Oil & Gas)	765	41,517
Yahoo!, Inc. * (Internet)	2,635	73,885
YUM! Brands, Inc. (Retail)	595	36,807
Zimmer Holdings, Inc. * (Healthcare - Products)	510	46,145

TOTAL COMMON STOCKS (Cost $11,521,472)		13,949,721

	Principal Amount
Repurchase Agreements (0.8%)
UBS, 5.13%, 5/1/07, dated 4/30/07, with a repurchase price of $112,016 (Collateralized by $116,000 Federal Home Loan Mortgage Corp., 5.00%, 7/15/11, market value $114,688)	$112,000	112,000

TOTAL REPURCHASE AGREEMENTS (Cost $112,000)		112,000

TOTAL INVESTMENT SECURITIES (Cost $11,633,472) - 99.8% of net assets		$14,061,721

Percentages indicated are based on net assets of $14,093,565.

*	Non-income producing security

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $148,825)	2	$7,078

Large-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.3%
Aerospace/Defense	2.7%
Agriculture	1.7%
Airlines	0.1%
Apparel	0.8%
Banks	0.7%
Beverages	3.4%
Biotechnology	2.1%
Building Materials	0.2%
Chemicals	0.7%
Coal	0.1%
Commercial Services	0.9%
Computers	5.1%
Cosmetics/Personal Care	4.0%
Distribution/Wholesale	NM
Diversified Financial Services	4.6%
Electric	0.9%
Electrical Components & Equipment	0.2%
Electronics	0.5%
Engineering & Construction	0.1%
Entertainment	0.2%
Food	1.3%
Hand/Machine Tools	0.1%
Healthcare - Products	6.3%
Healthcare - Services	2.0%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.2%
Internet	3.2%
Iron/Steel	0.4%
Leisure Time	0.5%
Lodging	0.5%
Machinery – Construction & Mining	0.4%
Machinery - Diversified	0.3%
Media	2.0%
Mining	0.3%
Miscellaneous Manufacturing	3.7%
Office/Business Equipment	0.2%
Oil & Gas	11.9%
Oil & Gas Services	1.8%
Packaging & Containers	0.2%
Pharmaceuticals	6.3%
Pipelines	0.3%
Real Estate	0.1%
Real Estate Investment Trust	0.3%
Retail	8.6%
Saving & Loans	0.1%
Semiconductors	2.4%
Software	5.6%
Telecommunications	3.9%
Textiles	0.1%
Toys/Games/Hobbies	0.1%
Transportation	1.6%
Other**	0.8%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Value ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (100.6%)
3Com Corp. * (Telecommunications)	49,665	$200,150
Acxiom Corp. (Software)	8,514	192,417
ADTRAN, Inc. (Telecommunications)	4,730	120,379
Advanced Medical Optics, Inc. * (Healthcare - Products)	7,568	305,974
Advent Software, Inc. * (Software)	1,419	47,622
AGCO Corp. * (Machinery-Diversified)	11,352	473,719
AGL Resources, Inc. (Gas)	9,933	432,483
Airgas, Inc. (Chemicals)	3,784	168,577
Alaska Air Group, Inc. * (Airlines)	5,203	154,009
Albemarle Corp. (Chemicals)	3,784	160,631
Alberto-Culver Co. (Cosmetics/Personal Care)	4,730	114,892
Alexander & Baldwin, Inc. (Transportation)	5,203	278,100
Alliant Energy Corp. (Electric)	14,663	642,239
AMB Property Corp. (REIT)	12,298	749,071
American Financial Group, Inc. (Insurance)	8,514	300,289
American Greetings Corp. - Class A (Household Products/Wares)	7,568	192,606
AmeriCredit Corp. * (Diversified Financial Services)	14,663	369,947
Andrew Corp. * (Telecommunications)	19,866	216,937
AnnTaylor Stores Corp. * (Retail)	3,784	145,608
Aqua America, Inc. (Water)	8,041	177,787
Aquila, Inc. * (Electric)	46,827	193,396
Arch Coal, Inc. (Coal)	11,825	426,528
Arrow Electronics, Inc. * (Electronics)	15,136	598,175
Arthur J. Gallagher & Co. (Insurance)	5,676	158,701
ArvinMeritor, Inc. (Auto Parts & Equipment)	8,987	185,582
Associated Banc-Corp (Banks)	16,555	536,052
Astoria Financial Corp. (Savings & Loans)	10,879	288,946
Atmel Corp. * (Semiconductors)	39,259	208,858
Avis Budget Group, Inc. * (Commercial Services)	12,771	359,247
Avnet, Inc. * (Electronics)	16,082	657,755
Avocent Corp. * (Internet)	3,784	105,990
Bandag, Inc. (Auto Parts & Equipment)	1,419	71,574
Bank of Hawaii Corp. (Banks)	6,149	325,282
Barnes & Noble, Inc. (Retail)	3,784	149,582
Beazer Homes USA, Inc. (Home Builders)	4,730	157,887
Beckman Coulter, Inc. (Healthcare - Products)	2,365	148,546
Belo Corp. - Class A (Media)	10,879	209,638
BJ’s Wholesale Club, Inc. * (Retail)	8,041	277,656
Black Hills Corp. (Electric)	4,257	169,471

See accompanying notes to the Schedules of Portfolio Investments.

Blyth, Inc. (Household Products/Wares)	1,419	37,036
Bob Evans Farms, Inc. (Retail)	4,730	173,591
Borders Group, Inc. (Retail)	7,568	159,760
BorgWarner, Inc. (Auto Parts & Equipment)	7,095	552,772
Bowater, Inc. (Forest Products & Paper)	7,095	155,310
Boyd Gaming Corp. (Lodging)	2,838	129,129
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	7,568	151,663
Cabot Corp. (Chemicals)	8,041	364,257
Cadence Design Systems, Inc. * (Computers)	23,177	514,529
Callaway Golf Co. (Leisure Time)	7,568	135,921
Cameron International Corp. * (Oil & Gas Services)	6,622	427,583
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	4,730	194,781
Carmax, Inc. * (Retail)	11,352	282,892
Cathay Bancorp, Inc. (Banks)	2,838	93,058
CBRL Group, Inc. (Retail)	1,419	63,259
Ceridian Corp. * (Computers)	9,933	335,338
Charles River Laboratories International, Inc. * (Biotechnology)	3,311	156,809
Charming Shoppes, Inc. * (Retail)	8,514	106,425
CheckFree Corp. * (Internet)	6,149	206,975
Chemtura Corp. (Chemicals)	30,272	333,900
Cimarex Energy Co. (Oil & Gas)	3,784	149,090
Cincinnati Bell, Inc. * (Telecommunications)	17,501	88,730
City National Corp. (Banks)	2,838	207,798
Claire’s Stores, Inc. (Retail)	4,730	154,056
Coldwater Creek, Inc. * (Retail)	2,838	58,747
Commscope, Inc. * (Telecommunications)	5,203	242,720
Con-way, Inc. (Transportation)	5,676	310,080
Cousins Properties, Inc. (REIT)	5,203	174,665
Crane Co. (Miscellaneous Manufacturing)	4,257	180,965
Cullen/Frost Bankers, Inc. (Banks)	4,730	242,034
Cypress Semiconductor Corp. * (Semiconductors)	15,609	356,197
Cytec Industries, Inc. (Chemicals)	5,203	285,645
Deluxe Corp. (Commercial Services)	6,622	250,643
Diebold, Inc. (Computers)	4,257	202,931
DPL, Inc. (Electric)	14,190	444,857
DRS Technologies, Inc. (Aerospace/Defense)	3,311	166,577
Duquesne Light Holdings, Inc. (Electric)	10,879	216,927
Dycom Industries, Inc. * (Engineering & Construction)	5,203	134,810
Edwards (A.G.), Inc. (Diversified Financial Services)	9,460	685,378
Encore Acquisition Co. * (Oil & Gas)	1,892	50,535
Energy East Corp. (Electric)	18,447	446,786
F5 Networks, Inc. * (Internet)	2,365	181,585
Fairchild Semiconductor International, Inc. * (Semiconductors)	15,136	266,394

See accompanying notes to the Schedules of Portfolio Investments.

Federal Signal Corp. (Miscellaneous Manufacturing)	6,149	97,093
Ferro Corp. (Chemicals)	5,203	108,274
Fidelity National Title Group, Inc. - Class A (Insurance)	27,434	699,292
First American Financial Corp. (Insurance)	12,298	633,346
First Niagara Financial Group, Inc. (Savings & Loans)	13,717	186,551
FirstMerit Corp. (Banks)	9,933	207,401
Florida Rock Industries, Inc. (Building Materials)	2,365	163,469
Flowserve Corp. (Machinery-Diversified)	3,311	202,004
FMC Corp. (Chemicals)	4,730	363,879
Foot Locker, Inc. (Retail)	19,393	461,359
Forest Oil Corp. * (Oil & Gas)	7,095	250,028
Furniture Brands International, Inc. (Home Furnishings)	6,149	98,876
Gartner Group, Inc. * (Commercial Services)	2,838	71,603
GATX Corp. (Trucking & Leasing)	6,622	324,544
Gentex Corp. (Electronics)	5,203	92,613
Glatfelter (Forest Products & Paper)	5,676	84,856
Granite Construction, Inc. (Engineering & Construction)	1,892	113,974
Grant Prideco, Inc. * (Oil & Gas Services)	6,622	341,298
Great Plains Energy, Inc. (Electric)	9,933	324,213
Greater Bay Bancorp (Banks)	6,622	170,781
Hanesbrands, Inc. * (Apparel)	7,568	201,233
Hanover Compressor Co. * (Oil & Gas Services)	12,771	276,237
Hanover Insurance Group, Inc. (Insurance)	6,622	304,347
Harris Corp. (Telecommunications)	5,676	291,463
Harsco Corp. (Miscellaneous Manufacturing)	10,406	530,706
Hawaiian Electric Industries, Inc. (Electric)	10,406	273,886
Health Net, Inc. * (Healthcare - Services)	4,730	255,704
Helmerich & Payne, Inc. (Oil & Gas)	8,514	274,917
Herman Miller, Inc. (Office Furnishings)	4,257	146,484
Highwoods Properties, Inc. (REIT)	7,095	289,334
Hillenbrand Industries, Inc. (Healthcare - Products)	5,203	318,163
HNI Corp. (Office Furnishings)	3,311	138,201
Horace Mann Educators Corp. (Insurance)	5,203	109,471
Hormel Foods Corp. (Food)	4,257	162,149
Hospitality Properties Trust (REIT)	10,879	495,321
Hubbell, Inc. - Class B (Electrical Components & Equipment)	7,568	391,190
IDACORP, Inc. (Electric)	5,203	179,243
Imation Corp. (Computers)	2,838	104,751
IndyMac Bancorp, Inc. (Diversified Financial Services)	3,784	114,428
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	17,501	343,370

See accompanying notes to the Schedules of Portfolio Investments.

Integrated Device Technology, Inc. * (Semiconductors)	19,393	290,507
International Rectifier Corp. * (Semiconductors)	4,730	166,874
Intersil Corp. - Class A (Semiconductors)	17,501	521,355
Intuitive Surgical, Inc. * (Healthcare - Products)	2,365	306,646
J.B. Hunt Transport Services, Inc. (Transportation)	6,149	166,392
Jefferies Group, Inc. (Diversified Financial Services)	5,676	179,929
JetBlue Airways Corp. * (Airlines)	12,298	121,873
JM Smucker Co. (Food)	7,095	396,043
Joy Global, Inc. (Machinery - Construction & Mining)	8,514	431,064
KBR, Inc. (Engineering & Construction)	16,555	342,026
Kelly Services, Inc. - Class A (Commercial Services)	2,838	81,451
KEMET Corp. * (Electronics)	10,879	92,254
Kennametal, Inc. (Hand/Machine Tools)	4,730	333,749
Korn/Ferry International * (Commercial Services)	3,784	89,189
Lam Research Corp. * (Semiconductors)	8,514	457,883
Lancaster Colony Corp. (Miscellaneous Manufacturing)	2,838	119,849
Lattice Semiconductor Corp. * (Semiconductors)	11,352	61,982
Laureate Education, Inc. * (Commercial Services)	3,784	223,445
Lear Corp. * (Auto Parts & Equipment)	8,514	312,634
Lee Enterprises, Inc. (Media)	5,676	148,598
Liberty Property Trust (REIT)	11,352	549,323
LifePoint Hospitals, Inc. * (Healthcare - Services)	2,365	86,346
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,838	180,866
Louisiana-Pacific Corp. (Forest Products & Paper)	13,244	261,039
Lubrizol Corp. (Chemicals)	8,514	510,329
Lyondell Chemical Co. (Chemicals)	26,488	824,306
M.D.C. Holdings, Inc. (Home Builders)	1,892	96,984
Mack-Cali Realty Corp. (REIT)	8,041	393,768
Manpower, Inc. (Commercial Services)	10,879	873,039
Martek Biosciences Corp. * (Biotechnology)	1,419	30,636
Martin Marietta Materials (Building Materials)	2,838	413,837
MDU Resources Group, Inc. (Electric)	14,190	429,957
Media General, Inc. - Class A (Media)	2,838	104,268
MEMC Electronic Materials, Inc. * (Semiconductors)	8,514	467,248

See accompanying notes to the Schedules of Portfolio Investments.

Mentor Graphics Corp. * (Computers)	5,676	91,838
Mercury General Corp. (Insurance)	4,257	230,517
Micrel, Inc. * (Semiconductors)	4,257	53,425
Microchip Technology, Inc. (Semiconductors)	12,298	496,101
Millennium Pharmaceuticals, Inc. * (Biotechnology)	25,069	277,765
Minerals Technologies, Inc. (Chemicals)	1,419	90,277
Modine Manufacturing Co. (Auto Parts & Equipment)	4,257	98,464
Mohawk Industries, Inc. * (Textiles)	2,365	213,228
Moneygram International, Inc. (Software)	5,676	161,369
MPS Group, Inc. * (Commercial Services)	12,771	174,835
MSC Industrial Direct Co. - Class A (Retail)	3,311	161,378
National Fuel Gas Co. (Pipelines)	10,406	489,186
National Instruments Corp. (Computers)	3,311	92,244
Navigant Consulting Co. * (Commercial Services)	3,784	72,577
Netflix, Inc. * (Internet)	4,730	104,864
NeuStar, Inc. * (Telecommunications)	3,784	108,828
New York Community Bancorp (Savings & Loans)	15,136	264,275
Noble Energy, Inc. (Oil & Gas)	5,676	333,806
Nordson Corp. (Machinery-Diversified)	2,838	130,066
Northeast Utilities System (Electric)	19,393	623,873
NSTAR (Electric)	13,244	475,460
OGE Energy Corp. (Electric)	11,352	436,371
Ohio Casualty Corp. (Insurance)	7,568	239,452
Old Republic International Corp. (Insurance)	28,853	613,703
Olin Corp. (Chemicals)	8,987	154,037
Omnicare, Inc. (Pharmaceuticals)	5,203	172,584
ONEOK, Inc. (Gas)	13,717	664,040
OSI Restaurant Partners, Inc. (Retail)	3,311	131,811
Overseas Shipholding Group, Inc. (Transportation)	3,784	267,907
Packaging Corp. of America (Packaging & Containers)	10,406	257,653
Palm, Inc. * (Computers)	13,244	223,559
Parametric Technology Corp. * (Software)	9,933	176,509
Payless ShoeSource, Inc. * (Retail)	4,730	150,887
PDL BioPharma, Inc. * (Biotechnology)	7,095	179,220
Pentair, Inc. (Miscellaneous Manufacturing)	12,298	395,258
Pepco Holdings, Inc. (Electric)	24,123	712,111
PepsiAmericas, Inc. (Beverages)	7,568	182,692
Perrigo Co. (Pharmaceuticals)	9,460	179,740
Phillips-Van Heusen Corp. (Apparel)	4,257	237,966
Plains Exploration & Production Co. * (Oil & Gas)	5,203	244,489
PMI Group, Inc. (Insurance)	5,676	275,116
PNM Resources, Inc. (Electric)	9,460	307,923

See accompanying notes to the Schedules of Portfolio Investments.

Polycom, Inc. * (Telecommunications)	5,203	173,260
Potlatch Corp. (Forest Products & Paper)	4,730	205,235
Powerwave Technologies, Inc. * (Telecommunications)	16,082	100,191
Precision Castparts Corp. (Metal Fabricate/Hardware)	7,568	787,904
Pride International, Inc. * (Oil & Gas)	14,190	465,573
Protective Life Corp. (Insurance)	8,987	421,490
Psychiatric Solutions, Inc. * (Healthcare - Services)	4,257	149,293
Puget Energy, Inc. (Electric)	14,663	378,599
Quanta Services, Inc. * (Commercial Services)	10,879	299,064
Radian Group, Inc. (Insurance)	3,311	192,402
Raymond James Financial Corp. (Diversified Financial Services)	6,149	188,651
Rayonier, Inc. (Forest Products & Paper)	9,460	410,280
Regency Centers Corp. (REIT)	8,514	701,554
Regis Corp. (Retail)	2,365	90,414
Reliance Steel & Aluminum Co. (Iron/Steel)	5,203	309,058
Rent-A-Center, Inc. * (Commercial Services)	3,784	105,347
Republic Services, Inc. (Environmental Control)	8,514	237,796
RF Micro Devices, Inc. * (Telecommunications)	13,244	82,775
RPM, Inc. (Chemicals)	15,136	321,943
Ruddick Corp. (Food)	4,730	142,042
Saks, Inc. (Retail)	17,501	366,471
SCANA Corp. (Electric)	14,663	638,280
Scholastic Corp. * (Media)	3,311	102,211
Semtech Corp. * (Semiconductors)	4,730	68,207
Sensient Technologies Corp. (Chemicals)	5,676	148,598
Sequa Corp. - Class A * (Aerospace/Defense)	946	110,871
Sierra Pacific Resources * (Electric)	27,907	509,582
Smithfield Foods, Inc. * (Food)	12,298	375,950
Sonoco Products Co. (Packaging & Containers)	12,298	524,386
Sotheby’s (Commercial Services)	4,730	244,163
SPX Corp. (Miscellaneous Manufacturing)	4,257	301,736
StanCorp Financial Group, Inc. (Insurance)	2,838	135,089
STERIS Corp. (Healthcare - Products)	3,311	84,629
SVB Financial Group * (Banks)	1,892	96,908
Swift Transportation Co., Inc. * (Transportation)	3,311	103,568
Sybase, Inc. * (Software)	6,149	148,744
Synopsys, Inc. * (Computers)	9,460	261,664
TCF Financial Corp. (Banks)	7,095	192,133
Tech Data Corp. * (Distribution/Wholesale)	6,622	235,346
Teleflex, Inc. (Miscellaneous Manufacturing)	2,838	203,854
Telephone & Data Systems, Inc. (Telecommunications)	13,244	754,245

See accompanying notes to the Schedules of Portfolio Investments.

The Brink’s Co. (Miscellaneous Manufacturing)	2,838	180,213
The Colonial BancGroup, Inc. (Banks)	19,393	466,596
The Commerce Group, Inc. (Insurance)	3,311	107,972
The Macerich Co. (REIT)	8,987	854,842
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	2,838	127,625
Thomas & Betts Corp. * (Electronics)	4,730	257,690
Tidewater, Inc. (Oil & Gas Services)	7,095	448,474
Timken Co. (Metal Fabricate/Hardware)	11,825	389,989
Tootsie Roll Industries, Inc. (Food)	1,892	54,849
Transaction Systems Architect, Inc. * (Software)	1,892	60,033
Triad Hospitals, Inc. * (Healthcare - Services)	5,203	276,488
Trinity Industries, Inc. (Miscellaneous Manufacturing)	9,933	460,891
TriQuint Semiconductor, Inc. * (Semiconductors)	17,028	88,035
Tupperware Corp. (Household Products/Wares)	7,568	212,812
UDR, Inc. (REIT)	17,028	511,521
United Rentals, Inc. * (Commercial Services)	8,514	285,219
Unitrin, Inc. (Insurance)	5,203	245,321
Universal Corp. (Agriculture)	3,311	207,533
UTStarcom, Inc. * (Telecommunications)	5,203	37,149
Valeant Pharmaceuticals International (Pharmaceuticals)	11,825	213,086
Valspar Corp. (Chemicals)	6,622	179,059
ValueClick, Inc. * (Internet)	6,622	189,389
Varian, Inc. * (Electronics)	1,419	82,245
VCA Antech, Inc. * (Pharmaceuticals)	5,203	205,154
Vectren Corp. (Gas)	9,460	275,002
Vertex Pharmaceuticals, Inc. * (Biotechnology)	9,460	290,800
Vishay Intertechnology, Inc. * (Electronics)	23,177	385,897
Washington Federal, Inc. (Savings & Loans)	10,879	257,941
Washington Post Co. - Class B (Media)	473	351,912
Webster Financial Corp. (Banks)	7,095	315,373
Weingarten Realty Investors (REIT)	9,460	452,756
WellCare Health Plans, Inc. * (Healthcare - Services)	1,419	114,357
Werner Enterprises, Inc. (Transportation)	6,149	116,278
Westamerica Bancorp (Banks)	1,892	88,602
Westar Energy, Inc. (Electric)	10,879	296,126
Westwood One, Inc. (Media)	8,987	61,201
WGL Holdings, Inc. (Gas)	6,149	208,082
Wilmington Trust Corp. (Banks)	8,514	344,476
Wind River Systems, Inc. * (Software)	6,622	65,094
Wisconsin Energy Corp. (Electric)	14,663	715,407
Worthington Industries, Inc. (Metal Fabricate/Hardware)	8,987	199,961

See accompanying notes to the Schedules of Portfolio Investments.

YRC Worldwide, Inc. * (Transportation)	7,095	282,310

TOTAL COMMON STOCKS (Cost $62,362,007)		74,287,852

	Principal Amount
Repurchase Agreements (NM)
UBS, 5.13%, 5/1/07, dated 4/30/07, with a repurchase price of $13,002 (Collateralized by $14,000 Federal Home Loan Mortgage Corp., 5.00%, 7/15/11, market value $13,380)	$13,000	13,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,000)		13,000

TOTAL INVESTMENT SECURITIES (Cost $62,375,007) - 100.6% of net assets		$74,300,852

Percentages indicated are based on net assets of $73,869,795.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $175,620)	2	$6,903

Mid-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Aerospace/Defense	0.4%
Agriculture	0.3%
Airlines	0.4%
Apparel	0.6%
Auto Parts & Equipment	1.7%
Banks	4.4%
Beverages	0.2%
Biotechnology	1.3%
Building Materials	0.8%
Chemicals	5.4%
Coal	0.6%
Commercial Services	4.2%
Computers	2.5%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	0.8%
Diversified Financial Services	2.3%
Electric	11.3%
Electrical Components & Equipment	0.5%
Electronics	2.9%
Engineering & Construction	0.8%
Environmental Control	0.3%
Food	1.5%
Forest Products & Paper	1.5%
Gas	2.1%
Hand/Machine Tools	0.7%
Healthcare - Products	1.6%
Healthcare - Services	1.2%
Home Builders	0.3%
Home Furnishings	0.1%
Household Products/Wares	0.8%
Insurance	6.3%
Internet	1.1%
Iron/Steel	0.4%
Leisure Time	0.2%
Lodging	0.2%
Machinery - Construction & Mining	0.6%
Machinery - Diversified	1.1%
Media	1.3%

See accompanying notes to the Schedules of Portfolio Investments.

Metal Fabricate/Hardware	1.9%
Miscellaneous Manufacturing	3.6%
Office Furnishings	0.4%
Oil & Gas	2.4%
Oil & Gas Services	2.0%
Packaging & Containers	1.1%
Pharmaceuticals	1.0%
Pipelines	0.7%
Real Estate Investment Trust	7.0%
Retail	4.0%
Savings & Loans	1.4%
Semiconductors	4.7%
Software	1.2%
Telecommunications	3.3%
Textiles	0.3%
Transportation	2.1%
Trucking & Leasing	0.4%
Water	0.2%
Other**	NM

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Mid-Cap Growth ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (100.5%)
99 Cents Only Stores * (Retail)	11,601	$165,894
Activision, Inc. * (Software)	63,161	1,263,220
ADTRAN, Inc. (Telecommunications)	6,445	164,025
Advance Auto Parts, Inc. (Retail)	27,069	1,115,243
Advent Software, Inc. * (Software)	2,578	86,518
Aeropostale, Inc. * (Retail)	12,890	530,424
Affymetrix, Inc. * (Biotechnology)	16,757	440,206
Airgas, Inc. (Chemicals)	11,601	516,825
AirTran Holdings, Inc. * (Airlines)	23,202	255,454
Albemarle Corp. (Chemicals)	12,890	547,180
Alberto-Culver Co. (Cosmetics/Personal Care)	10,312	250,478
Alliance Data Systems Corp. * (Commercial Services)	16,757	1,066,750
Alliant Techsystems, Inc. * (Aerospace/Defense)	7,734	720,267
American Eagle Outfitters, Inc. (Retail)	50,271	1,481,485
Ametek, Inc. (Electrical Components & Equipment)	27,069	982,063
Amphenol Corp. - Class A (Electronics)	43,826	1,538,731
AnnTaylor Stores Corp. * (Retail)	10,312	396,806
Applebee’s International, Inc. (Retail)	18,046	490,490
Apria Healthcare Group, Inc. * (Healthcare - Services)	10,312	327,303
Aqua America, Inc. (Water)	16,757	370,497
Arch Coal, Inc. (Coal)	11,601	418,448
Arthur J. Gallagher & Co. (Insurance)	14,179	396,445
Atmel Corp. * (Semiconductors)	29,647	157,722
Avocent Corp. * (Internet)	5,156	144,420
Barnes & Noble, Inc. (Retail)	5,156	203,817
Beckman Coulter, Inc. (Healthcare - Products)	11,601	728,659
Blyth, Inc. (Household Products/Wares)	3,867	100,929
Boyd Gaming Corp. (Lodging)	5,156	234,598
Brinker International, Inc. (Retail)	30,936	962,110
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	19,335	387,473
Brown & Brown, Inc. (Insurance)	28,358	730,219
Cadence Design Systems, Inc. * (Computers)	23,202	515,084
Cameron International Corp. * (Oil & Gas Services)	15,468	998,769
Career Education Corp. * (Commercial Services)	23,202	685,387
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	7,734	318,486
Carmax, Inc. * (Retail)	30,936	770,925
Catalina Marketing Corp. (Advertising)	9,023	286,029
Cathay Bancorp, Inc. (Banks)	6,445	211,332

See accompanying notes to the Schedules of Portfolio Investments.

CBRL Group, Inc. (Retail)	5,156	229,854
CDW Corp. (Distribution/Wholesale)	15,468	1,113,851
Cephalon, Inc. * (Pharmaceuticals)	15,468	1,231,407
Ceridian Corp. * (Computers)	14,179	478,683
Cerner Corp. * (Software)	16,757	892,143
Charles River Laboratories International, Inc. * (Biotechnology)	10,312	488,376
Charming Shoppes, Inc. * (Retail)	14,179	177,238
CheckFree Corp. * (Internet)	9,023	303,714
Cheesecake Factory, Inc. * (Retail)	19,335	533,646
Chico’s FAS, Inc. * (Retail)	43,826	1,155,253
Choicepoint, Inc. * (Commercial Services)	20,624	783,093
Church & Dwight, Inc. (Household Products/Wares)	16,757	850,083
Cimarex Energy Co. (Oil & Gas)	12,890	507,866
Cincinnati Bell, Inc. * (Telecommunications)	27,069	137,240
City National Corp. (Banks)	5,156	377,522
Claire’s Stores, Inc. (Retail)	14,179	461,810
Coldwater Creek, Inc. * (Retail)	9,023	186,776
Commercial Metals Co. (Metal Fabricate/Hardware)	29,647	994,064
Commscope, Inc. * (Telecommunications)	3,867	180,396
Community Health Systems, Inc. * (Healthcare - Services)	24,491	901,269
Copart, Inc. * (Retail)	18,046	522,973
Corinthian Colleges, Inc. * (Commercial Services)	21,913	303,057
Covance, Inc. * (Healthcare - Services)	15,468	935,814
Crane Co. (Miscellaneous Manufacturing)	3,867	164,386
Cree Research, Inc. * (Semiconductors)	19,335	394,434
CSG Systems International, Inc. * (Software)	11,601	310,675
Cullen/Frost Bankers, Inc. (Banks)	5,156	263,833
Cypress Semiconductor Corp. * (Semiconductors)	10,312	235,320
CYTYC Corp. * (Healthcare - Products)	28,358	999,052
Denbury Resources, Inc. * (Oil & Gas)	29,647	981,019
DENTSPLY International, Inc. (Healthcare - Products)	38,670	1,291,964
DeVry, Inc. (Commercial Services)	15,468	510,289
Dick’s Sporting Goods, Inc. * (Retail)	9,023	506,100
Diebold, Inc. (Computers)	9,023	430,126
Dollar Tree Stores, Inc. * (Retail)	25,780	1,013,670
Donaldson Co., Inc. (Miscellaneous Manufacturing)	18,046	648,212
DRS Technologies, Inc. (Aerospace/Defense)	3,867	194,549
DST Systems, Inc. * (Computers)	14,179	1,106,672
Dun & Bradstreet Corp. (Software)	15,468	1,396,760
Eaton Vance Corp. (Diversified Financial Services)	32,225	1,231,640
Edwards Lifesciences Corp. * (Healthcare - Products)	14,179	694,771

See accompanying notes to the Schedules of Portfolio Investments.

Encore Acquisition Co. * (Oil & Gas)	9,023	241,004
Energizer Holdings, Inc. * (Electrical Components & Equipment)	14,179	1,377,916
Entercom Communications Corp. (Media)	6,445	178,784
Equitable Resources, Inc. (Pipelines)	30,936	1,608,981
Everest Re Group, Ltd. ADR (Insurance)	16,757	1,686,424
Expeditors International of Washington, Inc. (Transportation)	54,138	2,262,968
F5 Networks, Inc. * (Internet)	5,156	395,877
Fair Isaac Corp. (Software)	14,179	506,332
Fastenal Co. (Distribution/Wholesale)	30,936	1,272,088
Florida Rock Industries, Inc. (Building Materials)	7,734	534,574
Flowserve Corp. (Machinery-Diversified)	7,734	471,851
FMC Technologies, Inc. * (Oil & Gas Services)	16,757	1,187,735
Frontier Oil Corp. (Oil & Gas)	27,069	956,348
GameStop Corp. * (Retail)	38,670	1,282,684
Gartner Group, Inc. * (Commercial Services)	7,734	195,129
Gen-Probe, Inc. * (Healthcare - Products)	12,890	658,808
Gentex Corp. (Electronics)	25,780	458,884
Global Payments, Inc. (Software)	18,046	685,387
Graco, Inc. (Machinery-Diversified)	16,757	661,902
Granite Construction, Inc. (Engineering & Construction)	3,867	232,948
Grant Prideco, Inc. * (Oil & Gas Services)	18,046	930,091
Hanesbrands, Inc. * (Apparel)	9,023	239,922
Hansen Natural Corp. * (Beverages)	15,468	590,878
Harris Corp. (Telecommunications)	23,202	1,191,423
Harte-Hanks, Inc. (Advertising)	11,601	302,786
HCC Insurance Holdings, Inc. (Insurance)	28,358	869,456
Health Management Associates, Inc. - Class A (Healthcare - Services)	60,583	647,632
Health Net, Inc. * (Healthcare - Services)	19,335	1,045,250
Helmerich & Payne, Inc. (Oil & Gas)	9,023	291,353
Henry Schein, Inc. * (Healthcare - Products)	21,913	1,142,325
Herman Miller, Inc. (Office Furnishings)	7,734	266,127
Hillenbrand Industries, Inc. (Healthcare - Products)	5,156	315,289
HNI Corp. (Office Furnishings)	5,156	215,211
Hormel Foods Corp. (Food)	10,312	392,784
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	9,023	216,462
Imation Corp. (Computers)	2,578	95,154
IndyMac Bancorp, Inc. (Diversified Financial Services)	10,312	311,835
Integrated Device Technology, Inc. * (Semiconductors)	11,601	173,783
International Rectifier Corp. * (Semiconductors)	9,023	318,331
International Speedway Corp. (Entertainment)	9,023	445,736

See accompanying notes to the Schedules of Portfolio Investments.

Intuitive Surgical, Inc. * (Healthcare - Products)	5,156	668,527
Investors Financial Services Corp. (Banks)	16,757	1,036,922
Invitrogen Corp. * (Biotechnology)	11,601	759,518
ITT Educational Services, Inc. * (Commercial Services)	7,734	751,822
J.B. Hunt Transport Services, Inc. (Transportation)	14,179	383,684
Jack Henry & Associates, Inc. (Computers)	19,335	459,206
Jacobs Engineering Group, Inc. * (Engineering & Construction)	30,936	1,560,103
Jefferies Group, Inc. (Diversified Financial Services)	14,179	449,474
JetBlue Airways Corp. * (Airlines)	19,335	191,610
John Wiley & Sons, Inc. (Media)	11,601	434,457
Joy Global, Inc. (Machinery - Construction & Mining)	12,890	652,621
KBR, Inc. (Engineering & Construction)	9,023	186,415
Korn/Ferry International * (Commercial Services)	2,578	60,763
Lam Research Corp. * (Semiconductors)	18,046	970,514
Lattice Semiconductor Corp. * (Semiconductors)	6,445	35,190
Laureate Education, Inc. * (Commercial Services)	5,156	304,462
Leucadia National Corp. (Holding Companies - Diversified)	41,248	1,243,215
LifePoint Hospitals, Inc. * (Healthcare - Services)	9,023	329,430
Lincare Holdings, Inc. * (Healthcare - Services)	23,202	915,087
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	5,156	328,592
M.D.C. Holdings, Inc. (Home Builders)	5,156	264,297
Macrovision Corp. * (Entertainment)	12,890	312,840
Martek Biosciences Corp. * (Biotechnology)	5,156	111,318
Martin Marietta Materials (Building Materials)	5,156	751,848
McAfee, Inc. * (Internet)	39,959	1,298,267
MDU Resources Group, Inc. (Electric)	16,757	507,737
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	14,179	431,042
MEMC Electronic Materials, Inc. * (Semiconductors)	24,491	1,344,065
Mentor Graphics Corp. * (Computers)	9,023	145,992
Micrel, Inc. * (Semiconductors)	5,156	64,708
Microchip Technology, Inc. (Semiconductors)	29,647	1,195,960
Millennium Pharmaceuticals, Inc. * (Biotechnology)	25,780	285,642
Mine Safety Appliances Co. (Environmental Control)	7,734	325,988

See accompanying notes to the Schedules of Portfolio Investments.

Minerals Technologies, Inc. (Chemicals)	1,289	82,006
Mohawk Industries, Inc. * (Textiles)	7,734	697,297
Moneygram International, Inc. (Software)	9,023	256,524
MSC Industrial Direct Co. - Class A (Retail)	7,734	376,955
National Instruments Corp. (Computers)	7,734	215,469
Navigant Consulting Co. * (Commercial Services)	6,445	123,615
Netflix, Inc. * (Internet)	5,156	114,309
NeuStar, Inc. * (Telecommunications)	7,734	222,430
New York Community Bancorp (Savings & Loans)	34,803	607,660
Newfield Exploration Co. * (Oil & Gas)	32,225	1,409,844
Noble Energy, Inc. (Oil & Gas)	32,225	1,895,151
Nordson Corp. (Machinery-Diversified)	2,578	118,150
Nuveen Investments - Class A (Diversified Financial Services)	19,335	1,030,556
NVR, Inc. * (Home Builders)	1,289	1,062,135
O’Reilly Automotive, Inc. * (Retail)	28,358	1,009,545
Omnicare, Inc. (Pharmaceuticals)	19,335	641,342
Oshkosh Truck Corp. (Auto Manufacturers)	18,046	1,009,493
OSI Restaurant Partners, Inc. (Retail)	11,601	461,836
Pacific Sunwear of California, Inc. * (Retail)	18,046	377,703
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	9,023	242,989
Parametric Technology Corp. * (Software)	7,734	137,433
Patterson-UTI Energy, Inc. (Oil & Gas)	39,959	974,600
Payless ShoeSource, Inc. * (Retail)	6,445	205,596
PDL BioPharma, Inc. * (Biotechnology)	14,179	358,162
Petsmart, Inc. (Retail)	33,514	1,112,330
Pharmaceutical Product Development, Inc. (Commercial Services)	25,780	929,885
Phillips-Van Heusen Corp. (Apparel)	5,156	288,220
Pioneer Natural Resources Co. (Oil & Gas)	30,936	1,552,987
Plains Exploration & Production Co. * (Oil & Gas)	9,023	423,991
Plantronics, Inc. (Telecommunications)	11,601	291,301
PMI Group, Inc. (Insurance)	10,312	499,823
Pogo Producing Co. (Oil & Gas)	14,179	684,279
Polycom, Inc. * (Telecommunications)	11,601	386,313
Precision Castparts Corp. (Metal Fabricate/Hardware)	19,335	2,012,967
Pride International, Inc. * (Oil & Gas)	12,890	422,921
Psychiatric Solutions, Inc. * (Healthcare - Services)	5,156	180,821
Quanta Services, Inc. * (Commercial Services)	7,734	212,608
Quicksilver Resources, Inc. * (Oil & Gas)	14,179	593,533

See accompanying notes to the Schedules of Portfolio Investments.

Radian Group, Inc. (Insurance)	12,890	749,038
Raymond James Financial Corp. (Diversified Financial Services)	10,312	316,372
Regis Corp. (Retail)	6,445	246,392
Reliance Steel & Aluminum Co. (Iron/Steel)	6,445	382,833
Rent-A-Center, Inc. * (Commercial Services)	10,312	287,086
Republic Services, Inc. (Environmental Control)	24,491	684,034
ResMed, Inc. * (Healthcare - Products)	19,335	817,097
RF Micro Devices, Inc. * (Telecommunications)	21,913	136,956
Rollins, Inc. (Commercial Services)	7,734	178,423
Roper Industries, Inc. (Miscellaneous Manufacturing)	21,913	1,228,442
Ross Stores, Inc. (Retail)	34,803	1,153,719
Ruby Tuesday, Inc. (Retail)	14,179	379,430
Scientific Games Corp. - Class A * (Entertainment)	16,757	557,841
SEI Investments Co. (Software)	15,468	944,012
Semtech Corp. * (Semiconductors)	9,023	130,112
Sepracor, Inc. * (Pharmaceuticals)	27,069	1,453,065
Silicon Laboratories, Inc. * (Semiconductors)	14,179	465,213
Sotheby’s (Commercial Services)	5,156	266,153
Southwestern Energy Co. * (Oil & Gas)	42,537	1,786,554
SPX Corp. (Miscellaneous Manufacturing)	6,445	456,822
SRA International, Inc. - Class A * (Computers)	10,312	251,922
StanCorp Financial Group, Inc. (Insurance)	7,734	368,138
Steel Dynamics, Inc. (Iron/Steel)	23,202	1,028,081
Stericycle, Inc. * (Environmental Control)	11,601	1,010,911
STERIS Corp. (Healthcare - Products)	10,312	263,575
Strayer Education, Inc. (Commercial Services)	3,867	480,823
Superior Energy Services, Inc. * (Oil & Gas Services)	19,335	702,441
SVB Financial Group * (Banks)	3,867	198,068
Swift Transportation Co., Inc. * (Transportation)	6,445	201,600
Sybase, Inc. * (Software)	10,312	249,447
Synopsys, Inc. * (Computers)	16,757	463,499
TCF Financial Corp. (Banks)	14,179	383,967
Techne Corp. * (Healthcare - Products)	10,312	608,099
Teleflex, Inc. (Miscellaneous Manufacturing)	3,867	277,767
The Brink’s Co. (Miscellaneous Manufacturing)	6,445	409,258
The Commerce Group, Inc. (Insurance)	5,156	168,137
The Corporate Executive Board Co. (Commercial Services)	10,312	656,256

See accompanying notes to the Schedules of Portfolio Investments.

The Ryland Group, Inc. (Home Builders)	10,312	456,822
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	5,156	231,865
The Timberland Co. - Class A * (Apparel)	12,890	332,691
Thomas & Betts Corp. * (Electronics)	3,867	210,674
Thor Industries, Inc. (Home Builders)	9,023	359,386
Toll Brothers, Inc. * (Home Builders)	32,225	959,661
Tootsie Roll Industries, Inc. (Food)	3,867	112,104
Transaction Systems Architect, Inc. * (Software)	6,445	204,500
Triad Hospitals, Inc. * (Healthcare - Services)	11,601	616,477
Universal Health Services, Inc. - Class B (Healthcare - Services)	14,179	860,949
Urban Outfitters, Inc. * (Retail)	28,358	730,502
UTStarcom, Inc. * (Telecommunications)	16,757	119,645
Valassis Communications, Inc. * (Commercial Services)	11,601	222,275
Valspar Corp. (Chemicals)	12,890	348,546
ValueClick, Inc. * (Internet)	11,601	331,789
Varian, Inc. * (Electronics)	5,156	298,842
VCA Antech, Inc. * (Pharmaceuticals)	10,312	406,602
Ventana Medical Systems, Inc. * (Healthcare - Products)	7,734	375,795
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,890	396,239
W.R. Berkley Corp. (Insurance)	42,537	1,382,027
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	20,624	499,513
Washington Post Co. - Class B (Media)	1,289	959,017
WellCare Health Plans, Inc. * (Healthcare - Services)	5,156	415,522
Westamerica Bancorp (Banks)	3,867	181,092
Western Digital Corp. * (Computers)	55,427	979,950
Williams Sonoma, Inc. (Retail)	28,358	998,769
Wind River Systems, Inc. * (Software)	5,156	50,683
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	18,046	718,050

TOTAL COMMON STOCKS (Cost $145,994,808)		150,024,428

TOTAL INVESTMENT SECURITIES (Cost $145,994,808) - 100.5% of net assets		$150,024,428

Percentages indicated are based on net assets of $149,261,634.

*	Non-income producing security

ADR	American Depositary Receipt

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $175,620)	2	$6,903

Mid-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.4%
Aerospace/Defense	0.6%

See accompanying notes to the Schedules of Portfolio Investments.

Airlines	0.3%
Apparel	0.6%
Auto Manufacturers	0.7%
Banks	1.8%
Beverages	0.4%
Biotechnology	1.9%
Building Materials	0.9%
Chemicals	1.0%
Coal	0.3%
Commercial Services	5.4%
Computers	3.4%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.6%
Diversified Financial Services	2.8%
Electric	0.3%
Electrical Components & Equipment	1.6%
Electronics	1.7%
Engineering & Construction	1.3%
Entertainment	0.9%
Environmental Control	1.4%
Food	0.3%
Hand/Machine Tools	0.2%
Healthcare - Products	5.7%
Healthcare - Services	4.8%
Holding Companies - Diversified	0.8%
Home Builders	2.2%
Household Products/Wares	0.8%
Insurance	4.6%
Internet	1.7%
Iron/Steel	0.9%
Lodging	0.2%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.3%
Media	1.1%
Metal Fabricate/Hardware	2.0%
Miscellaneous Manufacturing	2.3%
Office Furnishings	0.3%
Oil & Gas	8.5%
Oil & Gas Services	2.6%
Pharmaceuticals	3.0%
Pipelines	1.1%
Retail	12.9%
Savings & Loans	0.4%
Semiconductors	3.7%
Software	4.7%
Telecommunications	1.9%
Textiles	0.5%
Transportation	1.9%
Water	0.2%

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Value ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (100.3%)
4Kids Entertainment, Inc. * (Media)	936	$15,229
A.M. Castle & Co. (Metal Fabricate/Hardware)	819	27,764
AAR Corp. * (Aerospace/Defense)	2,574	78,610
Aaron Rents, Inc. (Commercial Services)	1,404	39,831
ABM Industries, Inc. (Commercial Services)	3,042	85,602
Acadia Realty Trust (REIT)	2,223	59,754
Actel Corp. * (Semiconductors)	1,287	18,842
Acuity Brands, Inc. (Miscellaneous Manufacturing)	1,755	103,756
Adaptec, Inc. * (Telecommunications)	8,073	31,162
Administaff, Inc. (Commercial Services)	1,053	34,949
Advanced Energy Industries, Inc. * (Electrical Components & Equipment)	2,457	60,197
Aeroflex, Inc. * (Telecommunications)	2,340	32,854
Agilysys, Inc. (Computers)	2,106	44,290
Albany International Corp. - Class A (Machinery-Diversified)	1,989	76,179
ALLETE, Inc. (Electric)	2,106	101,951
Alliance One International, Inc. * (Agriculture)	6,084	59,684
Allscripts Healthcare Solutions, Inc. * (Software)	1,872	49,514
Alpharma, Inc. - Class A (Pharmaceuticals)	2,925	71,077
AMCOL International Corp. (Mining)	1,521	36,550
American States Water Co. (Water)	1,170	41,699
AMERIGROUP Corp. * (Healthcare - Services)	2,223	62,533
Analogic Corp. (Electronics)	936	57,377
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	585	15,748
Angelica Corp. (Textiles)	702	18,280
Anixter International, Inc. * (Telecommunications)	2,340	167,543
Apogee Enterprises, Inc. (Building Materials)	1,989	47,895
Applied Industrial Technologies, Inc. (Machinery-Diversified)	2,574	69,163
Applied Signal Technology, Inc. (Telecommunications)	819	13,653
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,053	77,132
Arbitron, Inc. (Commercial Services)	936	46,126
Arch Chemicals, Inc. (Chemicals)	1,638	49,500
Arctic Cat, Inc. (Leisure Time)	819	14,578
Arkansas Best Corp. (Transportation)	1,755	69,147
ArQule, Inc. * (Biotechnology)	1,287	11,300
Arris Group, Inc. * (Telecommunications)	5,850	86,696

See accompanying notes to the Schedules of Portfolio Investments.

Ashworth, Inc. * (Apparel)	1,053	8,729
Astec Industries, Inc. * (Machinery - Construction & Mining)	936	38,095
ATMI, Inc. * (Semiconductors)	1,638	50,663
Atmos Energy Corp. (Gas)	5,967	189,273
Atwood Oceanics, Inc. * (Oil & Gas)	1,053	66,234
Audiovox Corp. - Class A * (Telecommunications)	1,287	18,520
Avid Technology, Inc. * (Software)	1,989	66,134
Avista Corp. (Electric)	3,627	85,561
Axcelis Technologies, Inc. * (Semiconductors)	7,020	53,703
Baldor Electric Co. (Hand/Machine Tools)	2,691	105,998
Bank Mutual Corp. (Banks)	4,212	49,659
BankAtlantic Bancorp, Inc. - Class A (Savings & Loans)	3,159	30,453
BankUnited Financial Corp. - Class A (Savings & Loans)	1,287	27,864
Barnes Group, Inc. (Miscellaneous Manufacturing)	2,691	65,391
Bassett Furniture Industries, Inc. (Home Furnishings)	819	11,597
Bel Fuse, Inc. - Class B (Electronics)	585	20,709
Belden, Inc. (Electrical Components & Equipment)	3,042	169,986
Bell Microproducts, Inc. * (Distribution/Wholesale)	2,106	14,321
Benchmark Electronics, Inc. * (Electronics)	4,446	94,167
Black Box Corp. (Telecommunications)	1,170	42,635
Blue Coat Systems, Inc. * (Internet)	702	24,612
Blue Nile, Inc. * (Internet)	702	33,036
Boston Private Financial Holdings, Inc. (Banks)	1,170	32,538
Bowne & Co., Inc. (Commercial Services)	1,989	33,177
Brady Corp. - Class A (Electronics)	2,106	69,203
Briggs & Stratton Corp. (Machinery-Diversified)	3,393	100,670
Brightpoint, Inc. * (Distribution/Wholesale)	3,510	46,683
Bristow Group, Inc. * (Transportation)	819	30,794
Brookline Bancorp, Inc. (Savings & Loans)	4,212	50,207
Brooks Automation, Inc. * (Semiconductors)	5,148	89,936
Brown Shoe Co., Inc. (Retail)	1,872	50,507
Brush Engineered Materials, Inc. * (Mining)	1,053	50,565
Buckeye Technologies, Inc. * (Forest Products & Paper)	2,574	32,613
Building Materials Holding Corp. (Distribution/Wholesale)	1,989	28,880
C&D Technologies, Inc. (Electrical Components & Equipment)	1,755	8,828
C-COR.net Corp. * (Telecommunications)	2,574	31,712
California Pizza Kitchen, Inc. * (Retail)	468	15,636

See accompanying notes to the Schedules of Portfolio Investments.

Cambrex Corp. (Biotechnology)	1,872	45,415
Captaris, Inc. * (Software)	1,287	7,773
Caraustar Industries, Inc. * (Forest Products & Paper)	1,989	14,162
Carpenter Technology Corp. (Iron/Steel)	1,170	142,002
Cascade Corp. (Machinery-Diversified)	468	29,002
Cascade Natural Gas Corp. (Gas)	819	21,294
Casey’s General Stores, Inc. (Retail)	3,510	88,277
Cash America International, Inc. (Retail)	702	30,298
Catapult Communications Corp. * (Computers)	351	3,468
CDI Corp. (Commercial Services)	936	27,724
Centene Corp. * (Healthcare - Services)	1,521	31,652
Central Garden & Pet Co. - Class A * (Household Products/Wares)	3,276	46,912
Central Pacific Financial Corp. (Banks)	2,106	72,362
Central Parking Corp. (Commercial Services)	702	15,711
Central Vermont Public Service Corp. (Electric)	702	22,604
Century Aluminum Co. * (Mining)	1,638	77,494
CH Energy Group, Inc. (Electric)	936	44,909
Champion Enterprises, Inc. * (Home Builders)	5,265	54,124
Chattem, Inc. * (Cosmetics/Personal Care)	468	26,742
Checkpoint Systems, Inc. * (Electronics)	1,521	33,447
Chemed Corp. (Commercial Services)	1,755	88,277
Chesapeake Corp. (Packaging & Containers)	1,404	20,723
Chittenden Corp. (Banks)	3,159	91,800
Ciber, Inc. * (Computers)	3,744	30,514
CKE Restaurants, Inc. (Retail)	4,797	97,427
Clarcor, Inc. (Miscellaneous Manufacturing)	1,404	44,282
CLECO Corp. (Electric)	3,978	111,624
Coachmen Industries, Inc. (Home Builders)	1,053	10,888
Cognex Corp. (Machinery-Diversified)	3,042	65,555
Coherent, Inc. * (Electronics)	2,106	66,107
Cohu, Inc. (Semiconductors)	1,521	31,302
Colonial Properties Trust (REIT)	3,159	156,718
Community Bank System, Inc. (Banks)	2,106	43,173
Concur Technologies, Inc. * (Software)	1,170	20,791
CONMED Corp. * (Healthcare - Products)	1,287	39,022
Consolidated Graphics, Inc. * (Commercial Services)	819	61,630
Corn Products International, Inc. (Food)	3,159	125,791
Corus Bankshares, Inc. (Banks)	1,638	27,535

See accompanying notes to the Schedules of Portfolio Investments.

Cost Plus, Inc. * (Retail)	1,521	14,830
CPI Corp. (Commercial Services)	351	20,186
Cross Country Healthcare, Inc. * (Commercial Services)	585	11,519
CryoLife, Inc. * (Biotechnology)	1,170	11,525
CT Communications, Inc. (Telecommunications)	1,053	25,704
CTS Corp. (Electronics)	2,457	32,138
Cubic Corp. (Electronics)	468	9,421
Cyberonics, Inc. * (Healthcare - Products)	585	12,788
Cymer, Inc. * (Electronics)	1,521	61,616
Datascope Corp. (Healthcare - Products)	819	30,344
Delphi Financial Group, Inc. - Class A (Insurance)	1,287	54,955
Delta & Pine Land Co. (Agriculture)	1,287	53,076
Deltic Timber Corp. (Forest Products & Paper)	468	23,377
Dendrite International, Inc. * (Software)	1,170	18,603
Digi International, Inc. * (Software)	1,755	22,376
Dime Community Bancshares, Inc. (Savings & Loans)	1,872	24,916
Ditech Networks, Inc. * (Telecommunications)	1,638	14,251
DJO, Inc. * (Healthcare - Products)	585	22,850
Downey Financial Corp. (Savings & Loans)	1,287	86,164
Drill-Quip, Inc. * (Oil & Gas Services)	702	35,451
DSP Group, Inc. * (Semiconductors)	702	12,966
EastGroup Properties, Inc. (REIT)	1,638	82,080
EDO Corp. (Aerospace/Defense)	468	12,870
EGL, Inc. * (Transportation)	2,223	88,209
El Paso Electric Co. * (Electric)	1,989	52,510
Electro Scientific Industries, Inc. * (Electronics)	1,989	40,973
EMCOR Group, Inc. * (Engineering & Construction)	2,223	139,360
Energen Corp. (Gas)	1,872	104,926
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	585	22,031
Entertainment Properties Trust (REIT)	1,872	113,106
Enzo Biochem, Inc. * (Biotechnology)	1,170	19,668
Epicor Software Corp. * (Software)	1,638	23,751
Essex Property Trust, Inc. (REIT)	936	120,613
Esterline Technologies Corp. * (Aerospace/Defense)	1,170	48,824
Ethan Allen Interiors, Inc. (Home Furnishings)	2,223	78,472
Exar Corp. * (Semiconductors)	2,574	34,698
FEI Co. * (Electronics)	936	34,819
Financial Federal Corp. (Diversified Financial Services)	1,872	49,196
First BanCorp. (Banks)	5,616	70,425
First Cash Financial Services, Inc. * (Retail)	468	10,755
First Commonwealth Financial Corp. (Banks)	4,329	48,182
First Financial Bancorp (Banks)	2,223	33,123

See accompanying notes to the Schedules of Portfolio Investments.

First Indiana Corp. (Banks)	936	18,177
First Midwest Bancorp, Inc. (Banks)	2,223	79,895
First Republic Bank (Banks)	1,287	69,627
FirstFed Financial Corp. * (Savings & Loans)	585	35,966
Flagstar Bancorp, Inc. (Savings & Loans)	2,691	31,754
Fleetwood Enterprises, Inc. * (Home Builders)	4,446	37,035
Flowers Foods, Inc. (Food)	3,510	109,477
Fred’s, Inc. (Retail)	2,808	40,548
Fremont General Corp. (Banks)	4,680	35,334
Frontier Airlines Holdings, Inc. * (Airlines)	2,574	15,238
Frontier Financial Corp. (Banks)	1,170	29,075
Fuller (H.B.) Co. (Chemicals)	4,095	104,709
G & K Services, Inc. (Textiles)	1,521	53,083
Gardner Denver, Inc. * (Machinery-Diversified)	1,638	61,916
GenCorp, Inc. * (Aerospace/Defense)	1,989	26,493
Genesco, Inc. * (Retail)	351	17,789
Genesis Healthcare Corp. * (Healthcare - Services)	1,404	89,855
Gentiva Health Services, Inc. * (Healthcare - Services)	1,872	35,044
Georgia Gulf Corp. (Chemicals)	2,340	37,370
Gerber Scientific, Inc. * (Machinery-Diversified)	1,638	16,396
Gevity HR, Inc. (Commercial Services)	1,755	32,731
Gibraltar Industries, Inc. (Iron/Steel)	1,989	44,355
Glacier Bancorp, Inc. (Banks)	1,521	32,671
Global Imaging Systems, Inc. * (Office/Business Equipment)	1,170	33,801
Griffon Corp. * (Miscellaneous Manufacturing)	819	19,648
Group 1 Automotive, Inc. (Retail)	1,638	67,158
Haemonetics Corp. * (Healthcare - Products)	702	33,584
Hanmi Financial Corp. (Banks)	1,287	21,120
Harland (John H.) Co. (Household Products/Wares)	702	36,925
Harmonic, Inc. * (Telecommunications)	3,744	30,963
Haverty Furniture Cos., Inc. (Retail)	1,521	19,408
Healthcare Services Group, Inc. (Commercial Services)	702	19,656
Heidrick & Struggles International, Inc. * (Commercial Services)	936	44,160
Hooper Holmes, Inc. * (Commercial Services)	4,680	20,592
Hub Group, Inc. - Class A * (Transportation)	1,755	63,180
Hutchinson Technology, Inc. * (Computers)	819	15,561
IDEX Corp. (Machinery-Diversified)	2,106	110,503
IHOP Corp. (Retail)	585	34,468
Independent Bank Corp. - Michigan (Banks)	702	11,583
Informatica Corp. * (Software)	3,510	51,667

See accompanying notes to the Schedules of Portfolio Investments.

Infospace, Inc. * (Internet)	2,106	54,040
Inland Real Estate Corp. (REIT)	4,680	85,129
Input/Output, Inc. * (Oil & Gas Services)	3,510	49,105
Insight Enterprises, Inc. * (Retail)	3,393	67,249
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	1,053	21,481
Inter-Tel, Inc. (Software)	1,521	38,360
Interface, Inc. - Class A (Office Furnishings)	2,574	43,372
Intevac, Inc. * (Machinery-Diversified)	1,053	25,598
Invacare Corp. (Healthcare - Products)	2,223	41,437
inVentiv Health, Inc. * (Advertising)	1,404	53,282
Irwin Financial Corp. (Banks)	1,287	20,631
J & J Snack Foods Corp. (Food)	468	18,238
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	1,872	44,985
JDA Software Group, Inc. * (Software)	1,287	22,909
Jo-Ann Stores, Inc. * (Retail)	1,638	49,058
K2, Inc. * (Leisure Time)	3,393	51,201
Kaman Corp. (Aerospace/Defense)	1,638	40,622
Kansas City Southern Industries, Inc. * (Transportation)	5,265	195,594
Kaydon Corp. (Metal Fabricate/Hardware)	1,170	55,610
Keane, Inc. * (Software)	3,042	42,649
Keithley Instruments, Inc. (Electronics)	936	11,232
Kellwood Co. (Apparel)	1,755	49,456
Kendle International, Inc. * (Commercial Services)	468	15,949
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	468	15,566
Kilroy Realty Corp. (REIT)	1,521	115,490
Kite Realty Group Trust (REIT)	1,989	39,780
Kopin Corp. * (Semiconductors)	3,159	10,709
Kulicke & Soffa Industries, Inc. * (Semiconductors)	3,978	39,700
La-Z-Boy, Inc. (Home Furnishings)	3,510	41,032
Labor Ready, Inc. * (Commercial Services)	1,989	43,161
LaBranche & Co., Inc. * (Diversified Financial Services)	3,627	29,524
Laclede Group, Inc. (Gas)	1,521	47,744
Lance, Inc. (Food)	2,106	46,606
LandAmerica Financial Group, Inc. (Insurance)	1,170	94,010
Landry’s Restaurants, Inc. (Retail)	1,170	34,749
Lawson Products, Inc. (Metal Fabricate/Hardware)	234	8,366
LCA-Vision, Inc. (Healthcare - Products)	819	34,373
Lennox International, Inc. (Building Materials)	3,978	134,496
Lexington Corporate Properties Trust (REIT)	4,680	97,765
Libbey, Inc. (Housewares)	936	17,456
Lindsay Manufacturing Co. (Machinery-Diversified)	351	10,723

See accompanying notes to the Schedules of Portfolio Investments.

Lithia Motors, Inc. - Class A (Retail)	819	22,072
Littelfuse, Inc. * (Electrical Components & Equipment)	936	37,543
Live Nation, Inc. * (Commercial Services)	4,563	92,582
LoJack Corp. * (Electronics)	468	8,611
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,106	139,859
Longs Drug Stores Corp. (Retail)	1,989	108,877
LTC Properties, Inc. (REIT)	1,404	35,198
Lufkin Industries, Inc. (Oil & Gas Services)	585	36,399
Lydall, Inc. * (Miscellaneous Manufacturing)	1,170	17,012
M/I Schottenstein Homes, Inc. (Home Builders)	819	24,349
MAF Bancorp, Inc. (Savings & Loans)	1,872	75,161
MagneTek, Inc. * (Electrical Components & Equipment)	1,287	5,856
Mannatech, Inc. (Pharmaceuticals)	585	9,044
Marcus Corp. (Lodging)	1,521	33,051
MarineMax, Inc. * (Retail)	702	13,921
Massey Energy Co. (Coal)	5,499	148,088
Material Sciences Corp. * (Iron/Steel)	819	7,633
Matria Healthcare, Inc. * (Healthcare - Services)	819	23,735
Maximus, Inc. (Commercial Services)	819	28,616
Medical Properties Trust, Inc. (REIT)	2,808	39,986
Mercury Computer Systems, Inc. * (Computers)	585	7,938
Meridian Bioscience, Inc. (Healthcare - Products)	819	24,349
Mesa Air Group, Inc. * (Airlines)	2,457	16,609
Methode Electronics, Inc. - Class A (Electronics)	2,574	38,816
MGI Pharma, Inc. * (Pharmaceuticals)	2,340	51,527
Microsemi Corp. * (Semiconductors)	2,808	64,893
Mid-America Apartment Communities, Inc. (REIT)	1,638	88,370
Midas, Inc. * (Commercial Services)	819	17,895
MIVA, Inc. * (Internet)	1,989	8,553
MKS Instruments, Inc. * (Semiconductors)	2,574	69,369
Monaco Coach Corp. (Home Builders)	1,872	28,698
Moog, Inc. - Class A * (Aerospace/Defense)	1,404	59,698
Movado Group, Inc. (Retail)	819	26,961
MTS Systems Corp. (Computers)	585	24,868
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,574	84,427
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,872	42,026
Napster, Inc. * (Software)	2,223	9,025
Nash Finch Co. (Food)	936	36,476
National Presto Industries, Inc. (Housewares)	351	20,741
National Retail Properties, Inc. (REIT)	4,095	98,075
NCI Building Systems, Inc. * (Building Materials)	819	40,925

See accompanying notes to the Schedules of Portfolio Investments.

Neenah Paper, Inc. (Forest Products & Paper)	1,053	40,225
Network Equipment Technologies, Inc. * (Telecommunications)	1,287	13,835
New Jersey Resources Corp. (Gas)	1,872	100,526
Newport Corp. * (Telecommunications)	2,808	44,058
Northwest Natural Gas Co. (Gas)	1,872	95,116
Novatel Wireless, Inc. * (Telecommunications)	1,638	29,795
O’Charley’s, Inc. * (Retail)	1,638	34,578
Old Dominion Freight Line, Inc. * (Transportation)	819	24,210
OM Group, Inc. * (Chemicals)	1,989	104,482
Omnova Solutions, Inc. * (Chemicals)	2,925	15,386
On Assignment, Inc. * (Commercial Services)	1,521	17,005
Option Care, Inc. (Healthcare - Services)	351	4,795
Osteotech, Inc. * (Healthcare - Products)	1,170	8,892
Owens & Minor, Inc. (Distribution/Wholesale)	2,808	99,263
Oxford Industries, Inc. (Apparel)	585	27,156
Palomar Medical Technologies, Inc. * (Healthcare - Products)	702	28,740
PAREXEL International Corp. * (Commercial Services)	936	36,766
Park Electrochemical Corp. (Electronics)	1,404	38,680
Parkway Properties, Inc. (REIT)	1,053	55,809
Paxar Corp. * (Electronics)	1,521	45,645
PC-Tel, Inc. * (Internet)	1,170	11,688
Peet’s Coffee & Tea, Inc. * (Beverages)	351	9,105
Penford Corp. (Chemicals)	585	11,454
Pep Boys-Manny, Moe & Jack (Retail)	3,744	69,826
Performance Food Group Co. * (Food)	2,457	76,781
Pericom Semiconductor Corp. * (Semiconductors)	1,755	17,568
Phoenix Technologies, Ltd. * (Software)	1,053	7,561
Photon Dynamics, Inc. * (Electronics)	1,170	14,063
Photronics, Inc. * (Semiconductors)	2,925	44,021
Piedmont Natural Gas Co., Inc. (Gas)	5,148	135,856
Pinnacle Entertainment, Inc. * (Entertainment)	3,861	108,417
Piper Jaffray * (Diversified Financial Services)	1,287	82,123
Planar Systems, Inc. * (Electronics)	1,170	8,810
Plexus Corp. * (Electronics)	3,159	66,213
Polaris Industries, Inc. (Leisure Time)	819	41,384
PolyOne Corp. * (Chemicals)	6,435	42,214
Pope & Talbot, Inc. * (Forest Products & Paper)	1,170	8,693
Presidential Life Corp. (Insurance)	1,521	28,914
ProAssurance Corp. * (Insurance)	819	44,095
Progress Software Corp. * (Software)	1,170	35,252

See accompanying notes to the Schedules of Portfolio Investments.

Prosperity Bancshares, Inc. (Banks)	702	24,352
Provident Bankshares Corp. (Banks)	2,223	71,225
PS Business Parks, Inc. (REIT)	585	40,307
PSS World Medical, Inc. * (Healthcare - Products)	2,925	58,792
Quaker Chemical Corp. (Chemicals)	702	16,048
Quanex Corp. (Metal Fabricate/Hardware)	2,574	110,759
Radiant Systems, Inc. * (Computers)	1,755	23,622
Radio One, Inc. - Class D * (Media)	5,265	37,171
RadiSys Corp. * (Computers)	1,521	23,058
Ralcorp Holdings, Inc. * (Food)	702	46,199
RARE Hospitality International, Inc. * (Retail)	702	20,442
RC2 Corp. * (Toys/Games/Hobbies)	468	18,654
Red Robin Gourmet Burgers, Inc. * (Retail)	585	23,166
Regal-Beloit Corp. (Hand/Machine Tools)	2,106	97,129
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	1,872	50,917
RehabCare Group, Inc. * (Healthcare - Services)	1,170	19,165
RLI Corp. (Insurance)	468	26,063
Robbins & Myers, Inc. (Machinery-Diversified)	702	26,978
Rock-Tenn Co. (Forest Products & Paper)	2,223	85,051
Rogers Corp. * (Electronics)	585	26,524
RTI International Metals, Inc. * (Mining)	936	88,236
Rudolph Technologies, Inc. * (Semiconductors)	1,053	18,185
Russ Berrie & Co., Inc. * (Household Products/Wares)	819	12,310
Ruth’s Chris Steak House, Inc. * (Retail)	585	11,612
Ryerson, Inc. (Iron/Steel)	1,755	72,201
Safety Insurance Group, Inc. (Insurance)	936	37,496
Savient Pharmaceuticals, Inc. * (Biotechnology)	1,989	22,874
School Specialty, Inc. * (Retail)	702	23,152
Schulman (A.), Inc. (Chemicals)	1,638	37,936
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,053	28,905
SCPIE Holdings, Inc. * (Insurance)	702	15,325
SEACOR SMIT, Inc. * (Oil & Gas Services)	936	89,182
Secure Computing Corp. * (Internet)	1,989	16,111
Select Comfort Corp. * (Retail)	1,404	26,030
Selective Insurance Group, Inc. (Insurance)	3,978	103,746
Senior Housing Properties Trust (REIT)	4,680	106,844
Shaw Group, Inc. * (Engineering & Construction)	5,499	178,333
Skechers U.S.A., Inc. - Class A * (Apparel)	702	22,043
Skyline Corp. (Home Builders)	468	15,374

See accompanying notes to the Schedules of Portfolio Investments.

SkyWest, Inc. (Airlines)	4,446	120,976
Skyworks Solutions, Inc. * (Semiconductors)	11,115	76,582
Smith (A.O.) Corp. (Miscellaneous Manufacturing)	1,521	57,950
Sonic Automotive, Inc. (Retail)	2,106	60,211
Sonic Solutions * (Electronics)	936	12,196
South Financial Group, Inc. (Banks)	5,148	116,498
South Jersey Industries, Inc. (Gas)	1,989	78,108
Southern Union Co. (Gas)	4,095	124,734
Southwest Gas Corp. (Gas)	2,808	106,395
Sovran Self Storage, Inc. (REIT)	1,404	77,585
Spartan Stores, Inc. (Food)	1,521	39,181
Spectrum Brands, Inc. * (Household Products/Wares)	2,574	17,915
Spherion Corp. * (Commercial Services)	3,861	33,012
SPSS, Inc. * (Software)	936	34,314
Stamps.com, Inc. * (Internet)	702	9,905
Standard Microsystems Corp. * (Semiconductors)	819	26,257
Standard Motor Products, Inc. (Auto Parts & Equipment)	819	15,012
Standard Pacific Corp. (Home Builders)	4,446	92,699
Standex International Corp. (Miscellaneous Manufacturing)	819	22,408
StarTek, Inc. (Commercial Services)	819	7,871
Steel Technologies, Inc. (Iron/Steel)	819	24,521
Stein Mart, Inc. (Retail)	1,872	30,514
Sterling Bancorp (Banks)	1,287	22,278
Sterling Bancshares, Inc. (Banks)	2,808	32,095
Sterling Financial Corp. - Spokane (Savings & Loans)	1,287	37,941
Stewart Information Services Corp. (Insurance)	1,287	51,763
Sturm, Ruger & Co., Inc. * (Miscellaneous Manufacturing)	1,287	16,615
Superior Industries International, Inc. (Auto Parts & Equipment)	1,521	34,755
Supertex, Inc. * (Semiconductors)	585	19,159
Susquehanna Bancshares, Inc. (Banks)	3,627	80,810
SWS Group, Inc. (Diversified Financial Services)	1,755	45,612
Sykes Enterprises, Inc. * (Computers)	1,404	25,918
Symmetricom, Inc. * (Telecommunications)	3,159	25,809
Symmetry Medical, Inc. (Healthcare - Products)	2,340	39,757
Tanger Factory Outlet Centers, Inc. (REIT)	2,106	85,377
Technitrol, Inc. (Electronics)	1,872	50,226
Teledyne Technologies, Inc. * (Aerospace/Defense)	1,287	56,770
Tetra Tech, Inc. * (Environmental Control)	2,457	51,155
TETRA Technologies, Inc. * (Oil & Gas Services)	1,989	52,689
Texas Industries, Inc. (Building Materials)	1,872	142,591

See accompanying notes to the Schedules of Portfolio Investments.

The Cato Corp. - Class A (Retail)	1,053	22,755
The Finish Line, Inc. - Class A (Retail)	1,287	16,976
The Great Atlantic & Pacific Tea Co., Inc. (Food)	1,404	45,195
The Hain Celestial Group, Inc. * (Food)	1,404	42,162
The Men’s Wearhouse, Inc. (Retail)	1,521	65,814
The Standard Register Co. (Household Products/Wares)	819	10,205
The Steak n Shake Co. * (Retail)	819	13,243
The Stride Rite Corp. (Apparel)	2,457	34,644
Theragenics Corp. * (Pharmaceuticals)	2,340	14,087
THQ, Inc. * (Software)	1,638	54,660
Tollgrade Communications, Inc. * (Telecommunications)	936	11,185
TradeStation Group, Inc. * (Diversified Financial Services)	1,053	12,826
Tredegar Corp. (Miscellaneous Manufacturing)	1,872	43,749
TreeHouse Foods, Inc. * (Food)	936	28,211
Triad Guaranty, Inc. * (Insurance)	234	10,345
Triarc Cos., Inc. (Retail)	2,808	45,686
Triumph Group, Inc. (Aerospace/Defense)	1,170	71,148
Tronox, Inc. - Class B (Chemicals)	2,808	38,947
TrustCo Bank Corp. NY (Banks)	5,148	47,207
Tuesday Morning Corp. (Retail)	819	11,433
UGI Corp. (Gas)	7,254	205,724
UIL Holdings Corp. (Electric)	1,755	59,933
Ultratech Stepper, Inc. * (Semiconductors)	1,638	22,686
Umpqua Holdings Corp. (Banks)	2,106	52,524
UniFirst Corp. (Textiles)	468	19,693
Unisource Energy Corp. (Electric)	2,457	94,373
United Bankshares, Inc. (Banks)	2,574	86,228
United Community Banks, Inc. (Banks)	1,170	34,585
United Fire & Casualty Co. (Insurance)	702	25,799
United Online, Inc. (Internet)	4,563	65,844
United Stationers, Inc. * (Distribution/Wholesale)	2,106	125,349
Universal Forest Products, Inc. (Building Materials)	1,287	59,794
Universal Technical Institute, Inc. * (Commercial Services)	1,053	26,399
URS Corp. * (Engineering & Construction)	3,627	158,500
Valmont Industries, Inc. (Metal Fabricate/Hardware)	585	36,785
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	2,223	147,518
Veeco Instruments, Inc. * (Semiconductors)	2,106	38,498
Viad Corp. (Commercial Services)	1,521	62,118
ViaSat, Inc. * (Telecommunications)	819	28,092
Viasys Healthcare, Inc. * (Healthcare - Products)	1,170	37,463
Vicor Corp. (Electrical Components & Equipment)	1,404	15,051

See accompanying notes to the Schedules of Portfolio Investments.

ViroPharma, Inc. * (Pharmaceuticals)	2,457	37,052
Vital Signs, Inc. (Healthcare - Products)	234	13,352
Volt Information Sciences, Inc. * (Commercial Services)	819	20,934
Wabash National Corp. (Auto Manufacturers)	2,106	32,769
Watsco, Inc. (Distribution/Wholesale)	1,053	55,988
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	819	38,599
Watts Industries, Inc. - Class A (Electronics)	1,053	42,647
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,042	40,945
WD-40 Co. (Household Products/Wares)	585	20,229
Whitney Holding Corp. (Banks)	4,563	140,403
Wintrust Financial Corp. (Banks)	585	25,143
WMS Industries, Inc. * (Leisure Time)	936	37,309
Wolverine World Wide, Inc. (Apparel)	1,404	40,126
Woodward Governor Co. (Electronics)	1,287	63,513
World Fuel Services Corp. (Retail)	702	32,439
X-Rite, Inc. (Electronics)	1,287	16,100
Zale Corp. * (Retail)	1,521	42,451
Zenith National Insurance Corp. (Insurance)	1,053	48,701

TOTAL COMMON STOCKS (Cost $17,207,836)		21,375,231

	Principal Amount
Repurchase Agreements (0.9%)
UBS, 5.13%, 5/1/07, dated 4/30/07, with a repurchase price of $198,028 (Collateralized by $204,000 Federal Home Loan Mortgage Corp., 5.00%, 7/15/11, market value $202,615)	$198,000	198,000

TOTAL REPURCHASE AGREEMENTS (Cost $198,000)		198,000

TOTAL INVESTMENT SECURITIES (Cost $17,405,836) - 101.2% of net assets		$21,573,231

Percentages indicated are based on net assets of $21,320,458.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $163,380)	2	$4,543

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Value ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Aerospace/Defense	1.9%
Agriculture	0.5%
Airlines	0.7%
Apparel	0.9%
Auto Manufacturers	0.2%
Auto Parts & Equipment	0.3%
Banks	7.1%
Beverages	NM
Biotechnology	0.8%
Building Materials	2.0%
Chemicals	2.1%
Coal	0.7%
Commercial Services	4.8%
Computers	0.9%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.7%
Diversified Financial Services	1.0%
Electric	2.7%
Electrical Components & Equipment	1.4%
Electronics	4.5%
Engineering & Construction	2.3%
Entertainment	0.5%
Environmental Control	0.2%
Food	2.9%
Forest Products & Paper	1.3%
Gas	5.7%
Hand/Machine Tools	1.0%
Healthcare-Products	2.0%
Healthcare-Services	1.3%
Home Builders	1.2%
Home Furnishings	0.6%
Household Products/Wares	0.7%
Housewares	0.2%
Insurance	2.5%
Internet	1.0%
Iron/Steel	1.4%
Leisure Time	0.7%
Lodging	0.2%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	2.8%
Media	0.2%
Metal Fabricate/Hardware	1.5%
Mining	1.2%
Miscellaneous Manufacturing	2.5%
Office Furnishings	0.2%
Office/Business Equipment	0.2%
Oil & Gas	0.3%
Oil & Gas Services	1.9%
Packaging & Containers	0.1%
Pharmaceuticals	0.9%
Real Estate Investment Trust	7.0%
Retail	6.4%
Saving & Loans	2.0%
Semiconductors	4.2%
Software	2.4%
Telecommunications	3.0%
Textiles	0.4%
Toys/Games/Hobbies	0.3%
Transportation	2.2%
Water	0.2%
Other**	0.9%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Small-Cap Growth ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (99.7%)
A.S.V., Inc. * (Auto Manufacturers)	4,167	$63,255
Aaron Rents, Inc. (Commercial Services)	5,556	157,624
Actel Corp. * (Semiconductors)	1,389	20,335
Acuity Brands, Inc. (Miscellaneous Manufacturing)	3,704	218,980
Administaff, Inc. (Commercial Services)	1,389	46,101
Aeroflex, Inc. * (Telecommunications)	7,871	110,509
Allscripts Healthcare Solutions, Inc. * (Software)	4,167	110,217
Amedisys, Inc. * (Healthcare - Services)	5,093	159,666
American Medical Systems Holdings, Inc. * (Healthcare - Products)	13,890	246,270
AMERIGROUP Corp. * (Healthcare - Services)	3,704	104,194
AMN Healthcare Services, Inc. * (Commercial Services)	6,482	157,837
AmSurg Corp. * (Healthcare - Services)	6,019	138,136
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	1,852	49,856
ANSYS, Inc. * (Software)	7,408	379,289
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,704	271,318
Arbitron, Inc. (Commercial Services)	3,241	159,716
Armor Holdings, Inc. * (Aerospace/Defense)	6,019	430,358
ArQule, Inc. * (Biotechnology)	1,852	16,261
Arris Group, Inc. * (Telecommunications)	4,167	61,755
ArthroCare Corp. * (Healthcare - Products)	5,093	210,137
Astec Industries, Inc. * (Machinery - Construction & Mining)	926	37,688
ATMI, Inc. * (Semiconductors)	2,315	71,603
Atwood Oceanics, Inc. * (Oil & Gas)	2,315	145,614
Avid Technology, Inc. * (Software)	2,315	76,974
Bankrate, Inc. * (Commercial Services)	2,315	93,457
BankUnited Financial Corp. - Class A (Savings & Loans)	2,778	60,144
Bel Fuse, Inc. - Class B (Electronics)	926	32,780
Biolase Technology, Inc. * (Healthcare - Products)	4,630	30,095
Biosite Diagnostics, Inc. * (Healthcare - Products)	3,241	299,793
Blackbaud, Inc. (Software)	8,334	184,015
Blue Coat Systems, Inc. * (Internet)	926	32,466
Blue Nile, Inc. * (Internet)	926	43,578
Boston Private Financial Holdings, Inc. (Banks)	3,704	103,008

See accompanying notes to the Schedules of Portfolio Investments.

Bradley Pharmaceuticals, Inc. * (Pharmaceuticals)	3,241	63,621
Brady Corp. - Class A (Electronics)	4,630	152,142
Bright Horizons Family Solutions, Inc. * (Commercial Services)	5,093	196,692
Bristow Group, Inc. * (Transportation)	2,315	87,044
Brown Shoe Co., Inc. (Retail)	3,241	87,442
Brush Engineered Materials, Inc. * (Mining)	926	44,467
C-COR.net Corp. * (Telecommunications)	2,315	28,521
Cabot Microelectronics Corp. * (Chemicals)	4,630	148,808
Cabot Oil & Gas Corp. (Oil & Gas)	18,520	674,498
CACI International, Inc. - Class A * (Computers)	6,019	275,249
California Pizza Kitchen, Inc. * (Retail)	2,315	77,344
Captaris, Inc. * (Software)	1,389	8,390
CARBO Ceramics, Inc. (Oil & Gas Services)	4,167	181,056
Carpenter Technology Corp. (Iron/Steel)	1,389	168,583
Cascade Bancorp (Banks)	5,556	119,121
Cascade Corp. (Machinery-Diversified)	926	57,384
Cash America International, Inc. (Retail)	3,704	159,865
Catapult Communications Corp. * (Computers)	926	9,149
CEC Entertainment, Inc. * (Retail)	6,482	270,105
Centene Corp. * (Healthcare - Services)	4,167	86,715
Central Garden & Pet Co. - Class A * (Household Products/Wares)	4,167	59,671
Central Parking Corp. (Commercial Services)	1,389	31,086
Ceradyne, Inc. * (Miscellaneous Manufacturing)	5,093	299,724
Chaparral Steel Co. (Iron/Steel)	9,260	652,830
Chattem, Inc. * (Cosmetics/Personal Care)	2,315	132,279
Checkpoint Systems, Inc. * (Electronics)	3,241	71,270
Christopher & Banks Corp. (Retail)	7,408	128,232
Clarcor, Inc. (Miscellaneous Manufacturing)	6,019	189,839
Cleveland-Cliffs, Inc. (Iron/Steel)	7,871	545,382
Coinstar, Inc. * (Commercial Services)	5,556	172,736
Comtech Telecommunications Corp. * (Telecommunications)	4,630	175,246
Concur Technologies, Inc. * (Software)	4,630	82,275
CONMED Corp. * (Healthcare - Products)	1,852	56,153
Cooper Cos., Inc. (Healthcare - Products)	8,797	449,527
Corn Products International, Inc. (Food)	5,556	221,240
Corus Bankshares, Inc. (Banks)	1,389	23,349

See accompanying notes to the Schedules of Portfolio Investments.

Crocs, Inc. * (Apparel)	6,482	362,215
Cross Country Healthcare, Inc. * (Commercial Services)	2,315	45,582
CryoLife, Inc. * (Biotechnology)	1,389	13,682
CT Communications, Inc. (Telecommunications)	926	22,604
Cubic Corp. (Electronics)	1,852	37,281
Curtiss-Wright Corp. (Aerospace/Defense)	8,797	379,062
Cyberonics, Inc. * (Healthcare - Products)	2,315	50,606
Cymer, Inc. * (Electronics)	2,778	112,537
Daktronics, Inc. (Electronics)	6,019	137,113
Deckers Outdoor Corp. * (Apparel)	2,315	175,315
Delphi Financial Group, Inc. - Class A (Insurance)	5,093	217,471
Delta & Pine Land Co. (Agriculture)	3,241	133,659
Deltic Timber Corp. (Forest Products & Paper)	926	46,254
Dendrite International, Inc. * (Software)	5,093	80,979
Digene Corp. * (Biotechnology)	4,630	212,285
Diodes, Inc. * (Semiconductors)	3,704	136,752
Dionex Corp. * (Electronics)	3,704	255,576
Ditech Networks, Inc. * (Telecommunications)	1,389	12,084
DJO, Inc. * (Healthcare - Products)	2,778	108,509
Dress Barn, Inc. * (Retail)	9,260	184,367
Drew Industries, Inc. * (Building Materials)	3,704	106,564
Drill-Quip, Inc. * (Oil & Gas Services)	2,315	116,908
DSP Group, Inc. * (Semiconductors)	3,704	68,413
East-West Bancorp, Inc. (Banks)	12,038	479,835
EDO Corp. (Aerospace/Defense)	1,852	50,930
eFunds Corp. * (Software)	9,260	258,354
El Paso Electric Co. * (Electric)	3,241	85,562
Energen Corp. (Gas)	8,797	493,071
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	2,315	87,183
Enzo Biochem, Inc. * (Biotechnology)	2,315	38,915
Epicor Software Corp. * (Software)	6,945	100,703
EPIQ Systems, Inc. * (Software)	2,778	65,644
Essex Property Trust, Inc. (REIT)	1,852	238,649
Esterline Technologies Corp. * (Aerospace/Defense)	1,852	77,284
FactSet Research Systems, Inc. (Computers)	7,408	455,665
FEI Co. * (Electronics)	2,315	86,118
First Cash Financial Services, Inc. * (Retail)	4,167	95,758
First Midwest Bancorp, Inc. (Banks)	3,704	133,122
First Republic Bank (Banks)	2,315	125,242
FirstFed Financial Corp. * (Savings & Loans)	1,852	113,861
FLIR Systems, Inc. * (Electronics)	12,964	524,912
Forward Air Corp. (Transportation)	6,019	183,640
Fossil, Inc. * (Household Products/Wares)	8,797	247,812
Franklin Bank Corp. Houston * (Savings & Loans)	4,630	72,228

See accompanying notes to the Schedules of Portfolio Investments.

Frontier Financial Corp. (Banks)	4,167	103,550
Gardner Denver, Inc. * (Machinery-Diversified)	5,556	210,017
GenCorp, Inc. * (Aerospace/Defense)	5,093	67,839
General Communication, Inc. - Class A * (Telecommunications)	8,797	125,181
Genesco, Inc. * (Retail)	3,241	164,254
Glacier Bancorp, Inc. (Banks)	5,556	119,343
Global Imaging Systems, Inc. * (Office/Business Equipment)	6,945	200,641
Greatbatch, Inc. * (Electrical Components & Equipment)	4,167	120,967
Griffon Corp. * (Miscellaneous Manufacturing)	2,778	66,644
Guitar Center, Inc. * (Retail)	5,556	257,243
Haemonetics Corp. * (Healthcare - Products)	3,241	155,049
Hanmi Financial Corp. (Banks)	4,630	75,978
Harland (John H.) Co. (Household Products/Wares)	2,778	146,123
Harmonic, Inc. * (Telecommunications)	4,167	34,461
Headwaters, Inc. * (Energy - Alternate Sources)	8,334	180,598
Healthcare Services Group, Inc. (Commercial Services)	3,241	90,748
HealthExtras, Inc. * (Pharmaceuticals)	6,019	186,288
Healthways, Inc. * (Healthcare - Services)	6,945	294,607
Heartland Express, Inc. (Transportation)	11,575	199,437
Heidrick & Struggles International, Inc. * (Commercial Services)	926	43,689
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	18,520	708,574
Hibbett Sports, Inc. * (Retail)	6,019	175,454
Hilb, Rogal, & Hobbs Co. (Insurance)	6,945	301,760
Hologic, Inc. * (Healthcare - Products)	10,186	586,203
Hornbeck Offshore Services, Inc. * (Oil & Gas Services)	1,852	58,579
Hot Topic, Inc. * (Retail)	8,797	99,318
Hub Group, Inc. - Class A * (Transportation)	2,778	100,008
Hutchinson Technology, Inc. * (Computers)	2,778	52,782
Hydril * (Oil & Gas Services)	3,704	358,621
ICU Medical, Inc. * (Healthcare - Products)	2,778	115,982
IDEX Corp. (Machinery-Diversified)	4,630	242,936
IDEXX Laboratories, Inc. * (Healthcare - Products)	6,019	542,732
IHOP Corp. (Retail)	1,389	81,840
Immucor, Inc. * (Healthcare - Products)	13,427	438,123
Independent Bank Corp. - Michigan (Banks)	2,315	38,198
Infinity Property & Casualty Corp. (Insurance)	3,704	172,273
Informatica Corp. * (Software)	6,945	102,230
Input/Output, Inc. * (Oil & Gas Services)	3,704	51,819

See accompanying notes to the Schedules of Portfolio Investments.

Insituform Technologies, Inc. - Class A * (Engineering & Construction)	2,315	47,226
Integra LifeSciences Holdings * (Biotechnology)	3,704	168,791
Interface, Inc. - Class A (Office Furnishings)	2,778	46,809
Intevac, Inc. * (Machinery-Diversified)	1,389	33,767
inVentiv Health, Inc. * (Advertising)	1,852	70,283
Investment Technology Group, Inc. * (Diversified Financial Services)	8,797	332,879
Itron, Inc. * (Electronics)	6,019	405,319
J & J Snack Foods Corp. (Food)	1,389	54,129
j2 Global Communications, Inc. * (Internet)	9,723	279,633
Jack in the Box, Inc. * (Retail)	6,945	462,675
JDA Software Group, Inc. * (Software)	1,852	32,966
Jos. A. Bank Clothiers, Inc. * (Retail)	3,704	143,123
K-Swiss, Inc. - Class A (Apparel)	5,093	147,086
Kaydon Corp. (Metal Fabricate/Hardware)	2,315	110,032
Kendle International, Inc. * (Commercial Services)	926	31,558
Kensey Nash Corp. * (Healthcare - Products)	2,315	59,542
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	1,852	61,598
Kilroy Realty Corp. (REIT)	1,852	140,622
Kirby Corp. * (Transportation)	10,186	385,031
Knight Transportation, Inc. (Transportation)	11,112	216,351
Komag, Inc. * (Computers)	6,019	165,583
Kopin Corp. * (Semiconductors)	4,630	15,696
Kronos, Inc. * (Computers)	6,482	353,723
Labor Ready, Inc. * (Commercial Services)	4,630	100,471
Landstar System, Inc. (Transportation)	11,112	536,820
LCA-Vision, Inc. (Healthcare - Products)	1,852	77,728
Lindsay Manufacturing Co. (Machinery-Diversified)	1,389	42,434
Lithia Motors, Inc. - Class A (Retail)	926	24,956
Littelfuse, Inc. * (Electrical Components & Equipment)	1,852	74,284
LKQ Corp. * (Distribution/Wholesale)	8,797	198,636
LoJack Corp. * (Electronics)	2,315	42,596
Lufkin Industries, Inc. (Oil & Gas Services)	1,389	86,424
MagneTek, Inc. * (Electrical Components & Equipment)	1,852	8,427
Manhattan Associates, Inc. * (Computers)	5,556	160,680
Manitowoc Co. (Machinery-Diversified)	12,038	821,353
Mannatech, Inc. (Pharmaceuticals)	1,389	21,474
ManTech International Corp. - Class A * (Software)	3,704	113,639
MarineMax, Inc. * (Retail)	1,852	36,725

See accompanying notes to the Schedules of Portfolio Investments.

Matria Healthcare, Inc. * (Healthcare - Services)	1,852	53,671
Maximus, Inc. (Commercial Services)	1,852	64,709
Mentor Corp. (Healthcare - Products)	8,334	324,276
Mercury Computer Systems, Inc. * (Computers)	2,778	37,697
Meridian Bioscience, Inc. (Healthcare - Products)	1,852	55,060
Merit Medical Systems, Inc. * (Healthcare - Products)	5,556	64,061
Meritage Homes Corp. * (Home Builders)	4,167	145,053
MGI Pharma, Inc. * (Pharmaceuticals)	8,797	193,710
Micros Systems, Inc. * (Computers)	7,871	431,331
Microsemi Corp. * (Semiconductors)	6,019	139,099
Mobile Mini, Inc. * (Storage/Warehousing)	6,945	208,142
Monarch Casino & Resort, Inc. * (Lodging)	1,852	49,393
Moog, Inc. - Class A * (Aerospace/Defense)	4,167	177,181
Movado Group, Inc. (Retail)	1,389	45,726
MTS Systems Corp. (Computers)	1,852	78,729
Multimedia Games, Inc. * (Leisure Time)	5,556	62,227
Napster, Inc. * (Software)	2,778	11,279
Nara Bancorp, Inc. (Banks)	4,167	68,797
NBTY, Inc. * (Pharmaceuticals)	11,112	549,043
NCI Building Systems, Inc. * (Building Materials)	1,389	69,408
Neoware, Inc. * (Software)	3,704	43,855
NETGEAR, Inc. * (Telecommunications)	6,482	217,860
Network Equipment Technologies, Inc. * (Telecommunications)	1,389	14,932
Novatel Wireless, Inc. * (Telecommunications)	1,389	25,266
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	4,630	108,388
Oceaneering International, Inc. * (Oil & Gas Services)	10,649	506,253
Odyssey Healthcare, Inc. * (Healthcare - Services)	6,945	92,646
Old Dominion Freight Line, Inc. * (Transportation)	3,241	95,804
On Assignment, Inc. * (Commercial Services)	2,315	25,882
Option Care, Inc. (Healthcare - Services)	4,167	56,921
Oxford Industries, Inc. (Apparel)	1,389	64,477
P.F. Chang’s China Bistro, Inc. * (Retail)	5,093	194,807
Palomar Medical Technologies, Inc. * (Healthcare - Products)	1,389	56,866
Panera Bread Co. - Class A * (Retail)	6,019	335,198
Papa John’s International, Inc. * (Retail)	4,630	142,187
PAREXEL International Corp. * (Commercial Services)	2,778	109,120

See accompanying notes to the Schedules of Portfolio Investments.

Paxar Corp. * (Electronics)	3,704	111,157
PC-Tel, Inc. * (Internet)	926	9,251
Pediatrix Medical Group, Inc. * (Healthcare - Services)	9,723	554,697
Peet’s Coffee & Tea, Inc. * (Beverages)	1,852	48,041
Penn Virginia Corp. (Oil & Gas)	3,704	296,505
PetMed Express, Inc. * (Pharmaceuticals)	4,630	51,069
Petroleum Development * (Oil & Gas)	2,778	144,456
Pharmanet Development Group, Inc. * (Commercial Services)	3,704	101,082
Philadelphia Consolidated Holding Corp. * (Insurance)	11,112	482,261
Phoenix Technologies, Ltd. * (Software)	1,852	13,297
Playtex Products, Inc. * (Household Products/Wares)	11,112	169,125
Polaris Industries, Inc. (Leisure Time)	5,556	280,745
PolyMedica Corp. (Healthcare - Products)	4,630	187,237
Pool Corp. (Distribution/Wholesale)	10,186	408,764
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	3,241	180,362
Possis Medical, Inc. * (Healthcare - Products)	3,241	41,939
Pre-Paid Legal Services, Inc. * (Commercial Services)	1,852	105,657
PrivateBancorp, Inc. (Banks)	3,704	121,602
ProAssurance Corp. * (Insurance)	4,167	224,351
Progress Software Corp. * (Software)	4,630	139,502
Prosperity Bancshares, Inc. (Banks)	4,167	144,553
PS Business Parks, Inc. (REIT)	1,389	95,702
PSS World Medical, Inc. * (Healthcare - Products)	5,093	102,369
Quality Systems, Inc. (Software)	3,241	131,163
Quiksilver, Inc. * (Apparel)	23,613	314,053
Ralcorp Holdings, Inc. * (Food)	3,241	213,290
RARE Hospitality International, Inc. * (Retail)	4,630	134,826
RC2 Corp. * (Toys/Games/Hobbies)	2,778	110,731
Red Robin Gourmet Burgers, Inc. * (Retail)	1,389	55,004
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	7,408	201,497
Respironics, Inc. * (Healthcare - Products)	14,353	585,027
Rewards Network, Inc. * (Commercial Services)	5,093	20,168
RLI Corp. (Insurance)	2,778	154,707
Robbins & Myers, Inc. (Machinery-Diversified)	1,389	53,379
Rogers Corp. * (Electronics)	1,852	83,970
RTI International Metals, Inc. * (Mining)	1,852	174,588
Rudolph Technologies, Inc. * (Semiconductors)	1,852	31,984
Ruth’s Chris Steak House, Inc. * (Retail)	1,852	36,762

See accompanying notes to the Schedules of Portfolio Investments.

Sanderson Farms, Inc. (Food)	3,241	128,117
Savient Pharmaceuticals, Inc. * (Biotechnology)	3,241	37,272
ScanSource, Inc. * (Distribution/Wholesale)	5,093	146,271
School Specialty, Inc. * (Retail)	1,389	45,809
Sciele Pharma, Inc. * (Pharmaceuticals)	5,556	137,344
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,389	132,344
Secure Computing Corp. * (Internet)	6,945	56,255
Select Comfort Corp. * (Retail)	6,482	120,176
Shuffle Master, Inc. * (Entertainment)	6,945	118,273
Sierra Health Services, Inc. * (Healthcare - Services)	11,112	460,259
Simpson Manufacturing Co., Inc. (Building Materials)	7,408	238,316
Skechers U.S.A., Inc. - Class A * (Apparel)	2,778	87,229
Sonic Corp. * (Retail)	13,890	311,692
Sonic Solutions * (Electronics)	2,315	30,164
Southern Union Co. (Gas)	9,723	296,163
SPSS, Inc. * (Software)	1,389	50,921
St. Mary Land & Exploration Co. (Oil & Gas)	12,038	440,832
Stage Stores, Inc. (Retail)	8,334	183,765
Stamps.com, Inc. * (Internet)	1,852	26,132
Standard Microsystems Corp. * (Semiconductors)	1,852	59,375
Sterling Bancshares, Inc. (Banks)	5,556	63,505
Sterling Financial Corp. - Spokane (Savings & Loans)	4,630	136,492
Stone Energy Corp. * (Oil & Gas)	5,556	164,624
Sunrise Assisted Living, Inc. * (Healthcare - Services)	8,797	336,837
Supertex, Inc. * (Semiconductors)	926	30,327
SurModics, Inc. * (Healthcare - Products)	3,241	131,682
Swift Energy Co. * (Oil & Gas)	6,019	244,672
Sykes Enterprises, Inc. * (Computers)	1,852	34,188
Synaptics, Inc. * (Computers)	5,093	152,586
Take-Two Interactive Software, Inc. * (Software)	14,353	275,147
TALX Corp. (Computers)	6,019	207,595
Technitrol, Inc. (Electronics)	2,778	74,534
Teledyne Technologies, Inc. * (Aerospace/Defense)	3,241	142,961
Tetra Tech, Inc. * (Environmental Control)	4,167	86,757
TETRA Technologies, Inc. * (Oil & Gas Services)	8,797	233,033
The Cato Corp. - Class A (Retail)	3,241	70,038
The Children’s Place Retail Stores, Inc. * (Retail)	4,630	244,788
The Finish Line, Inc. - Class A (Retail)	4,630	61,070
The Gymboree Corp. * (Apparel)	6,019	229,805
The Hain Celestial Group, Inc. * (Food)	3,704	111,231
The Men’s Wearhouse, Inc. (Retail)	6,019	260,442

See accompanying notes to the Schedules of Portfolio Investments.

The Nautilus Group, Inc. (Leisure Time)	6,019	83,122
The Steak n Shake Co. * (Retail)	3,241	52,407
THQ, Inc. * (Software)	7,871	262,655
Toro Co. (Housewares)	7,871	395,518
Tractor Supply Co. * (Retail)	6,945	359,333
TradeStation Group, Inc. * (Diversified Financial Services)	1,852	22,557
TreeHouse Foods, Inc. * (Food)	3,241	97,684
Triad Guaranty, Inc. * (Insurance)	1,852	81,877
Triarc Cos., Inc. (Retail)	4,167	67,797
Trimble Navigation, Ltd. * (Electronics)	22,224	637,384
Tuesday Morning Corp. (Retail)	3,704	51,708
Tween Brands, Inc. * (Retail)	6,482	253,835
UCBH Holdings, Inc. (Banks)	18,520	332,619
Umpqua Holdings Corp. (Banks)	5,556	138,567
UniFirst Corp. (Textiles)	1,389	58,449
Unit Corp. * (Oil & Gas)	9,260	529,209
United Community Banks, Inc. (Banks)	3,704	109,490
United Fire & Casualty Co. (Insurance)	2,315	85,076
United Natural Foods, Inc. * (Food)	8,334	259,938
Universal Technical Institute, Inc. * (Commercial Services)	1,389	34,822
USANA Health Sciences, Inc. * (Pharmaceuticals)	1,852	73,784
Valmont Industries, Inc. (Metal Fabricate/Hardware)	1,852	116,454
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	4,630	307,246
Vertrue, Inc. * (Commercial Services)	1,852	87,637
ViaSat, Inc. * (Telecommunications)	2,778	95,285
Viasys Healthcare, Inc. * (Healthcare - Products)	2,778	88,952
ViroPharma, Inc. * (Pharmaceuticals)	6,482	97,749
Vital Signs, Inc. (Healthcare - Products)	926	52,838
W-H Energy Services, Inc. * (Oil & Gas Services)	6,019	325,688
Waste Connections, Inc. * (Environmental Control)	12,964	404,088
Watsco, Inc. (Distribution/Wholesale)	1,852	98,471
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	6,019	283,674
Watts Industries, Inc. - Class A (Electronics)	2,778	112,509
WD-40 Co. (Household Products/Wares)	1,852	64,042
WebEx Communications, Inc. * (Internet)	8,334	472,870
Websense, Inc. * (Internet)	8,797	217,374
Wilshire Bancorp, Inc. (Banks)	3,241	44,596
Winnebago Industries, Inc. (Home Builders)	6,019	192,969
Wintrust Financial Corp. (Banks)	3,241	139,298
WMS Industries, Inc. * (Leisure Time)	2,315	92,276
Wolverine World Wide, Inc. (Apparel)	6,945	198,488
Woodward Governor Co. (Electronics)	2,315	114,245

See accompanying notes to the Schedules of Portfolio Investments.

World Acceptance Corp. * (Diversified Financial Services)	3,241	139,136
World Fuel Services Corp. (Retail)	3,704	171,162
X-Rite, Inc. (Electronics)	1,852	23,169
Zale Corp. * (Retail)	5,093	142,146
Zenith National Insurance Corp. (Insurance)	4,167	192,724

TOTAL COMMON STOCKS (Cost $50,962,734)		56,617,395

TOTAL INVESTMENT SECURITIES (Cost $50,962,734) - 99.7% of net assets		$56,617,395

Percentages indicated are based on net assets of $56,759,607.

*	Non-income producing security

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $163,380)	2	$4,543

Small-Cap Growth ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.1%
Aerospace/Defense	2.3%
Agriculture	0.2%
Apparel	2.8%
Auto Manufacturers	0.1%
Auto Parts & Equipment	0.1%
Banks	4.4%
Beverages	0.1%
Biotechnology	1.2%
Building Materials	0.7%
Chemicals	0.3%
Commercial Services	3.8%
Computers	4.3%
Cosmetics/Personal Care	0.2%
Distribution/Wholesale	1.5%
Diversified Financial Services	1.2%
Electric	0.2%
Electrical Components & Equipment	0.4%
Electronics	5.3%
Energy – Alternate Sources	0.3%
Engineering & Construction	0.1%
Entertainment	0.2%
Environmental Control	0.9%
Food	1.9%
Forest Products & Paper	0.1%
Gas	1.4%
Healthcare-Products	8.9%
Healthcare-Services	4.1%
Home Builders	0.6%
Household Products/Wares	1.2%
Housewares	0.7%
Insurance	3.4%
Internet	2.0%
Iron/Steel	2.4%
Leisure Time	0.9%
Lodging	0.1%
Machinery–Construction & Mining	0.1%
Machinery-Diversified	2.6%
Metal Fabricate/Hardware	0.4%
Mining	0.4%
Miscellaneous Manufacturing	2.0%
Office Furnishings	0.1%
Office/Business Equipment	0.4%
Oil & Gas	4.7%

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas Services	4.8%
Pharmaceuticals	2.6%
Real Estate Investment Trust	0.8%
Retail	10.1%
Savings & Loans	0.8%
Semiconductors	1.6%
Software	4.4%
Storage/Warehousing	0.4%
Telecommunications	1.6%
Textiles	0.1%
Toys/Games/Hobbies	0.2%
Transportation	3.2%

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (98.2%)
Alcatel SA (Telecommunications)	119,504	$1,583,428
Alcon, Inc. (Healthcare - Products)	18,624	2,512,936
Anglo American PLC (Mining)	85,360	2,252,650
Arcelor Mittal - Class A (Iron/Steel)	45,784	2,445,782
ASM Lithography Holding NV * (Semiconductors)	69,064	1,881,994
AstraZeneca PLC (Pharmaceuticals)	52,768	2,865,830
Autoliv, Inc. (Auto Parts & Equipment)	24,832	1,443,981
BP Amoco PLC (Oil & Gas)	77,600	5,224,032
Business Objects SA * (Software)	42,680	1,600,927
DaimlerChrysler AG (Auto Manufacturers)	41,904	3,373,691
Diageo PLC (Beverages)	31,816	2,685,270
Elan Corp. PLC * (Pharmaceuticals)	99,328	1,378,673
GlaxoSmithKline PLC (Pharmaceuticals)	75,272	4,349,217
HSBC Holdings PLC (Banks)	54,320	5,016,995
Koninklijke (Royal) Phillips Electronics NV (Electronics)	62,856	2,579,610
Nokia OYJ (Telecommunications)	129,592	3,272,198
Novartis AG (Pharmaceuticals)	72,168	4,192,239
Rio Tinto PLC (Mining)	10,088	2,461,472
Royal Dutch Shell PLC - Class A (Oil & Gas)	54,320	3,767,092
Sanofi-Aventis (Pharmaceuticals)	76,824	3,523,149
SAP AG (Software)	46,560	2,234,880
Shire Pharmaceuticals Group PLC (Pharmaceuticals)	31,816	2,223,620
Siemens AG (Miscellaneous Manufacturing)	30,264	3,661,036
Telefonaktiebolaget LM Ericsson (Telecommunications)	66,736	2,547,313
Tenaris SA (Iron/Steel)	41,904	1,942,669
Total Fina SA (Oil & Gas)	62,080	4,574,675
UBS AG (Diversified Financial Services)	60,528	3,928,267
Unilever NV (Food)	86,136	2,627,148
Vodafone Group PLC (Telecommunications)	143,635	4,126,634
Willis Group Holdings, Ltd. (Insurance)	42,680	1,750,734

TOTAL COMMON STOCKS (Cost $82,293,529)		88,028,142

TOTAL INVESTMENT SECURITIES (Cost $82,293,529) - 98.2% of net assets		$88,028,142

Percentages indicated are based on net assets of $89,649,360.

As of April 30, 2007, all securities in this portfolio were traded on U.S. exchanges.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

Europe 30 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Auto Manufacturers	3.8%
Auto Parts & Equipment	1.6%
Banks	5.6%
Beverages	3.0%
Diversified Financial Services	4.4%
Electronics	2.9%
Food	2.9%
Healthcare-Products	2.8%
Insurance	2.0%
Iron/Steel	4.9%
Mining	5.3%
Miscellaneous Manufacturing	4.1%
Oil & Gas	15.0%
Pharmaceuticals	20.6%
Semiconductors	2.1%
Software	4.3%
Telecommunications	12.9%

Europe 30 ProFund invested, as a percentage of net assets, in securities with exposure to the following countries, as of April 30, 2007:

Finland	3.6%
France	12.6%
Germany	10.3%
Ireland	1.5%
Luxembourg	2.2%
Netherlands	10.6%
Sweden	4.5%
Switzerland	11.9%
United Kingdom	41.0%

See accompanying notes to the Schedules of Portfolio Investments.

UltraBull ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (80.9%)
3M Co. (Miscellaneous Manufacturing)	10,087	$834,901
Abbott Laboratories (Pharmaceuticals)	21,329	1,207,648
Abercrombie & Fitch Co. - Class A (Retail)	1,232	100,605
ACE, Ltd.ADR (Insurance)	4,466	265,548
ADC Telecommunications, Inc. * (Telecommunications)	1,617	29,753
Adobe Systems, Inc. * (Software)	8,239	342,413
Advanced Micro Devices, Inc. * (Semiconductors)	7,777	107,478
Aetna, Inc. (Healthcare - Services)	7,084	332,098
Affiliated Computer Services, Inc. - Class A * (Computers)	1,309	78,422
AFLAC, Inc. (Insurance)	6,776	347,880
Agilent Technologies, Inc. * (Electronics)	5,621	193,194
Air Products & Chemicals, Inc. (Chemicals)	2,926	223,839
Alcoa, Inc. (Mining)	11,781	418,108
Allegheny Energy, Inc. * (Electric)	2,233	119,376
Allegheny Technologies, Inc. (Iron/Steel)	1,386	151,878
Allergan, Inc. (Pharmaceuticals)	2,079	251,975
Allied Waste Industries, Inc. * (Environmental Control)	3,542	47,357
Allstate Corp. (Insurance)	8,470	527,850
Alltel Corp. (Telecommunications)	5,005	313,763
Altera Corp. * (Semiconductors)	4,928	111,077
Altria Group, Inc. (Agriculture)	28,567	1,968,838
Amazon.com, Inc. * (Internet)	4,312	264,455
Ambac Financial Group, Inc. (Insurance)	1,386	127,235
Ameren Corp. (Electric)	2,849	149,772
American Electric Power, Inc. (Electric)	5,390	270,686
American Express Co. (Diversified Financial Services)	16,324	990,377
American International Group, Inc. (Insurance)	35,805	2,503,127
American Standard Cos. (Building Materials)	2,387	131,428
Ameriprise Financial, Inc. (Diversified Financial Services)	3,234	192,326
AmerisourceBergen Corp. (Pharmaceuticals)	2,618	130,874
Amgen, Inc. * (Biotechnology)	16,247	1,042,083
Anadarko Petroleum Corp. (Oil & Gas)	6,391	298,204
Analog Devices, Inc. (Semiconductors)	4,620	178,424
Anheuser-Busch Cos., Inc. (Beverages)	10,626	522,693

See accompanying notes to the Schedules of Portfolio Investments.

AON Corp. (Insurance)	4,004	155,155
Apache Corp. (Oil & Gas)	4,620	334,950
Apartment Investment and Management Co. - Class A (REIT)	1,309	72,388
Apollo Group, Inc. - Class A * (Commercial Services)	1,925	91,053
Apple Computer, Inc. * (Computers)	11,935	1,191,113
Applera Corp. - Applied Biosystems Group (Electronics)	2,541	79,381
Applied Materials, Inc. (Semiconductors)	19,019	365,545
Archer-Daniels-Midland Co. (Agriculture)	8,932	345,668
Archstone-Smith Trust (REIT)	3,003	156,486
Ashland, Inc. (Chemicals)	770	46,162
Assurant, Inc. (Insurance)	1,386	79,737
AT&T, Inc. (Telecommunications)	86,625	3,354,121
Autodesk, Inc. * (Software)	3,234	133,467
Automatic Data Processing, Inc. (Software)	7,546	337,759
AutoNation, Inc. * (Retail)	2,079	42,495
AutoZone, Inc. * (Retail)	693	92,197
Avalonbay Communities, Inc. (REIT)	1,078	131,796
Avaya, Inc. * (Telecommunications)	6,314	81,577
Avery Dennison Corp. (Household Products/Wares)	1,232	76,630
Avon Products, Inc. (Cosmetics/Personal Care)	6,006	239,039
Baker Hughes, Inc. (Oil & Gas Services)	4,389	352,832
Ball Corp. (Packaging & Containers)	1,386	70,256
Bank of America Corp. (Banks)	61,138	3,111,924
Bank of New York Co., Inc. (Banks)	10,318	417,673
Bard (C.R.), Inc. (Healthcare - Products)	1,386	115,218
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,463	70,751
Bausch & Lomb, Inc. (Healthcare - Products)	770	45,299
Baxter International, Inc. (Healthcare - Products)	8,855	501,459
BB&T Corp. (Banks)	7,392	307,655
Bear Stearns Cos., Inc. (Diversified Financial Services)	1,617	251,767
Becton, Dickinson & Co. (Healthcare - Products)	3,388	266,602
Bed Bath & Beyond, Inc. * (Retail)	3,927	159,986
Bemis Co., Inc. (Packaging & Containers)	1,386	46,043
Best Buy Co., Inc. (Retail)	5,544	258,628
Big Lots, Inc. * (Retail)	1,463	47,109
Biogen Idec, Inc. * (Biotechnology)	4,697	221,745
Biomet, Inc. (Healthcare - Products)	3,388	146,362
BJ Services Co. (Oil & Gas Services)	4,081	116,961
Black & Decker Corp. (Hand/Machine Tools)	924	83,825
BMC Software, Inc. * (Software)	2,849	92,222
Boeing Co. (Aerospace/Defense)	10,703	995,378
Boston Properties, Inc. (REIT)	1,617	190,095
Boston Scientific Corp. * (Healthcare - Products)	16,555	255,609

See accompanying notes to the Schedules of Portfolio Investments.

Bristol-Myers Squibb Co. (Pharmaceuticals)	27,720	799,999
Broadcom Corp. - Class A * (Semiconductors)	6,468	210,533
Brown-Forman Corp. (Beverages)	1,078	68,917
Brunswick Corp. (Leisure Time)	1,232	40,360
Burlington Northern Santa Fe Corp. (Transportation)	4,928	431,397
C.H. Robinson Worldwide, Inc. (Transportation)	2,387	127,609
CA, Inc. (Software)	5,621	153,228
Campbell Soup Co. (Food)	3,003	117,417
Capital One Financial Corp. (Diversified Financial Services)	5,621	417,415
Cardinal Health, Inc. (Pharmaceuticals)	5,467	382,417
Carnival Corp.ADR (Leisure Time)	6,006	293,634
Caterpillar, Inc. (Machinery - Construction & Mining)	8,932	648,642
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	2,541	86,013
CBS Corp. - Class B (Media)	10,318	327,803
Celgene Corp. * (Biotechnology)	5,313	324,943
CenterPoint Energy, Inc. (Electric)	4,389	82,645
Centex Corp. (Home Builders)	1,617	72,393
CenturyTel, Inc. (Telecommunications)	1,540	70,917
Chesapeake Energy Corp. (Oil & Gas)	5,698	192,308
ChevronTexaco Corp. (Oil & Gas)	29,491	2,294,105
Chicago Mercantile Exchange (Diversified Financial Services)	539	278,528
Chubb Corp. (Insurance)	5,621	302,578
Ciena Corp. * (Telecommunications)	1,155	33,680
CIGNA Corp. (Insurance)	1,309	203,667
Cincinnati Financial Corp. (Insurance)	2,387	107,988
Cintas Corp. (Textiles)	1,848	69,245
Circuit City Stores, Inc. (Retail)	1,925	33,591
Cisco Systems, Inc. * (Telecommunications)	83,314	2,227,816
CIT Group, Inc. (Diversified Financial Services)	2,618	156,164
Citigroup, Inc. (Diversified Financial Services)	66,066	3,542,459
Citizens Communications Co. (Telecommunications)	4,697	73,132
Citrix Systems, Inc. * (Software)	2,541	82,837
Clear Channel Communications, Inc. (Media)	6,776	240,074
Clorox Co. (Household Products/Wares)	2,079	139,459
CMS Energy Corp. (Electric)	3,080	57,042
Coach, Inc. * (Apparel)	5,082	248,154
Coca-Cola Co. (Beverages)	27,720	1,446,706
Coca-Cola Enterprises, Inc. (Beverages)	3,773	82,780
Cognizant Technology Solutions Corp. * (Computers)	2,002	178,979
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,084	479,870

See accompanying notes to the Schedules of Portfolio Investments.

Comcast Corp. - Special Class A * (Media)	42,966	1,145,473
Comerica, Inc. (Banks)	2,156	133,478
Commerce Bancorp, Inc. (Banks)	2,541	84,971
Compass Bancshares, Inc. (Banks)	1,771	120,747
Computer Sciences Corp. * (Computers)	2,387	132,574
Compuware Corp. * (Software)	4,389	43,319
ConAgra Foods, Inc. (Food)	7,007	172,232
ConocoPhillips (Oil & Gas)	23,100	1,601,985
CONSOL Energy, Inc. (Coal)	2,464	103,168
Consolidated Edison, Inc. (Electric)	3,542	181,563
Constellation Brands, Inc. * (Beverages)	2,926	65,572
Constellation Energy Group, Inc. (Electric)	2,387	212,729
Convergys Corp. * (Commercial Services)	1,848	46,680
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	2,464	122,609
Corning, Inc. * (Telecommunications)	21,483	509,577
Costco Wholesale Corp. (Retail)	6,160	329,991
Countrywide Credit Industries, Inc. (Diversified Financial Services)	7,854	291,226
Coventry Health Care, Inc. * (Healthcare - Services)	2,156	124,681
CSX Corp. (Transportation)	5,852	252,631
Cummins, Inc. (Machinery-Diversified)	1,386	127,734
CVS Corp. (Retail)	20,559	745,058
D.R. Horton, Inc. (Home Builders)	3,696	81,977
Danaher Corp. (Miscellaneous Manufacturing)	3,234	230,228
Darden Restaurants, Inc. (Retail)	2,002	83,043
Dean Foods Co. * (Food)	1,771	64,518
Deere & Co. (Machinery-Diversified)	3,157	345,376
Dell, Inc. * (Computers)	31,108	784,233
Developers Diversified Realty Corp. (REIT)	1,771	115,292
Devon Energy Corp. (Oil & Gas)	6,083	443,268
Dillards, Inc. - Class A (Retail)	847	29,332
DIRECTV Group, Inc. * (Media)	10,626	253,324
Dollar General Corp. (Retail)	4,312	92,061
Dominion Resources, Inc. (Electric)	4,774	435,389
Dover Corp. (Miscellaneous Manufacturing)	2,772	133,389
Dow Jones & Co., Inc. (Media)	924	33,569
DTE Energy Co. (Electric)	2,464	124,654
Du Pont (Chemicals)	12,628	620,919
Duke Energy Corp. (Electric)	17,094	350,769
Dynegy, Inc.	5,082	47,822
E* TRADE Financial Corp.* (Diversified Financial Services)	5,929	130,912
Eastman Chemical Co. (Chemicals)	1,155	78,194
Eastman Kodak Co. (Miscellaneous Manufacturing)	3,927	97,822
Eaton Corp. (Miscellaneous Manufacturing)	2,002	178,598
eBay, Inc. * (Internet)	15,323	520,063
Ecolab, Inc. (Chemicals)	2,464	105,927
Edison International (Electric)	4,466	233,795

See accompanying notes to the Schedules of Portfolio Investments.

El Paso Corp. (Pipelines)	9,625	144,375
Electronic Arts, Inc. * (Software)	4,312	217,368
Electronic Data Systems Corp. (Computers)	7,007	204,885
Eli Lilly & Co. (Pharmaceuticals)	13,552	801,330
Embarq Corp. (Telecommunications)	2,079	124,823
EMC Corp. * (Computers)	29,183	442,998
Emerson Electric Co. (Electrical Components & Equipment)	11,011	517,407
Ensco International, Inc. (Oil & Gas)	2,079	117,214
Entergy Corp. (Electric)	2,695	304,912
EOG Resources, Inc. (Oil & Gas)	3,388	248,815
Equifax, Inc. (Commercial Services)	1,694	67,421
Equity Residential Properties Trust (REIT)	4,081	189,481
Exelon Corp. (Electric)	9,086	685,174
Express Scripts, Inc. * (Pharmaceuticals)	1,848	176,576
Exxon Mobil Corp. (Oil & Gas)	78,771	6,252,841
Family Dollar Stores, Inc. (Retail)	2,079	66,195
Fannie Mae (Diversified Financial Services)	13,167	775,800
Federated Department Stores, Inc. (Retail)	7,161	314,511
Federated Investors, Inc. - Class B (Diversified Financial Services)	1,232	47,013
FedEx Corp. (Transportation)	4,235	446,538
Fidelity National Information Services, Inc. (Software)	2,233	112,833
Fifth Third Bancorp (Banks)	7,546	306,292
First Data Corp. (Software)	10,318	334,303
First Horizon National Corp. (Banks)	1,694	66,422
FirstEnergy Corp. (Electric)	4,389	300,383
Fiserv, Inc. * (Software)	2,310	122,823
Fluor Corp. (Engineering & Construction)	1,232	117,804
Ford Motor Co. (Auto Manufacturers)	25,795	207,392
Forest Laboratories, Inc. * (Pharmaceuticals)	4,389	233,539
Fortune Brands, Inc. (Household Products/Wares)	2,079	166,528
FPL Group, Inc. (Electric)	5,544	356,867
Franklin Resources, Inc. (Diversified Financial Services)	2,310	303,326
Freddie Mac (Diversified Financial Services)	9,548	618,519
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	4,389	294,765
Gannett Co., Inc. (Media)	3,234	184,532
General Dynamics Corp. (Aerospace/Defense)	5,621	441,249
General Electric Co. (Miscellaneous Manufacturing)	140,679	5,185,428
General Mills, Inc. (Food)	4,697	281,350
General Motors Corp. (Auto Manufacturers)	8,008	250,090
Genuine Parts Co. (Distribution/Wholesale)	2,310	114,137
Genworth Financial, Inc. - Class A (Diversified Financial Services)	6,006	219,159

See accompanying notes to the Schedules of Portfolio Investments.

Genzyme Corp. * (Biotechnology)	3,619	236,357
Gilead Sciences, Inc. * (Pharmaceuticals)	6,314	515,980
Goodrich Corp. (Aerospace/Defense)	1,694	96,287
Google, Inc. - Class A * (Internet)	3,003	1,415,554
H & R Block, Inc. (Commercial Services)	4,312	97,494
Halliburton Co. (Oil & Gas Services)	13,629	432,993
Harley-Davidson, Inc. (Leisure Time)	3,542	224,279
Harman International Industries, Inc. (Home Furnishings)	924	112,626
Harrah’s Entertainment, Inc. (Lodging)	2,541	216,746
Hartford Financial Services Group, Inc. (Insurance)	4,389	444,167
Hasbro, Inc. (Toys/Games/Hobbies)	2,233	70,585
Heinz (H.J.) Co. (Food)	4,389	206,766
Hercules, Inc. * (Chemicals)	1,617	30,464
Hess Corp. (Oil & Gas)	3,696	209,748
Hewlett-Packard Co. (Computers)	36,960	1,557,494
Hilton Hotels Corp. (Lodging)	5,313	180,642
Home Depot, Inc. (Retail)	28,182	1,067,252
Honeywell International, Inc. (Miscellaneous Manufacturing)	11,011	596,576
Hospira, Inc. * (Pharmaceuticals)	2,156	87,426
Host Marriott Corp. (REIT)	6,930	177,685
Hudson City Bancorp, Inc. (Savings & Loans)	6,776	90,256
Humana, Inc. * (Healthcare - Services)	2,310	146,084
Huntington Bancshares, Inc. (Banks)	3,234	71,730
IAC/InterActiveCorp * (Internet)	3,003	114,474
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	5,621	288,414
IMS Health, Inc. (Software)	2,695	79,044
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	4,235	189,093
Integrys Energy Group, Inc. (Electric)	1,001	56,156
Intel Corp. (Semiconductors)	79,772	1,715,098
International Business Machines Corp. (Computers)	20,790	2,124,945
International Flavors & Fragrances, Inc. (Chemicals)	1,078	52,466
International Game Technology (Entertainment)	4,620	176,207
International Paper Co. (Forest Products & Paper)	6,160	232,355
Interpublic Group of Cos., Inc. * (Advertising)	6,314	80,062
Intuit, Inc. * (Software)	4,620	131,439
ITT Industries, Inc. (Miscellaneous Manufacturing)	2,541	162,141
J.C. Penney Co., Inc. (Holding Company) (Retail)	3,080	243,597
J.P. Morgan Chase & Co. (Diversified Financial Services)	47,432	2,471,207
Jabil Circuit, Inc. (Electronics)	2,541	59,205
Janus Capital Group, Inc. (Diversified Financial Services)	2,541	63,576
JDS Uniphase Corp. * (Telecommunications)	2,926	48,220
Johnson & Johnson (Healthcare - Products)	39,963	2,566,424

See accompanying notes to the Schedules of Portfolio Investments.

Johnson Controls, Inc. (Auto Parts & Equipment)	2,695	275,779
Jones Apparel Group, Inc. (Apparel)	1,463	48,850
Juniper Networks, Inc. * (Telecommunications)	7,700	172,172
KB Home (Home Builders)	1,078	47,551
Kellogg Co. (Food)	3,388	179,259
KeyCorp (Banks)	5,390	192,315
KeySpan Corp. (Gas)	2,387	98,846
Kimberly-Clark Corp. (Household Products/Wares)	6,314	449,368
Kimco Realty Corp. (REIT)	3,080	148,056
Kinder Morgan, Inc. (Pipelines)	1,463	155,897
King Pharmaceuticals, Inc. * (Pharmaceuticals)	3,311	67,710
KLA -Tencor Corp. (Semiconductors)	2,772	153,985
Kohls Corp. * (Retail)	4,389	324,962
Kraft Foods, Inc. (Food)	22,484	752,538
Kroger Co. (Food)	9,702	286,306
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,694	152,341
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,694	133,724
Legg Mason, Inc. (Diversified Financial Services)	1,771	175,665
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,464	57,953
Lehman Brothers Holdings, Inc. (Diversified Financial Services)	7,084	533,284
Lennar Corp. - Class A (Home Builders)	1,848	78,928
Lexmark International, Inc. - Class A * (Computers)	1,309	71,341
Limited, Inc. (Retail)	4,697	129,496
Lincoln National Corp. (Insurance)	3,773	268,449
Linear Technology Corp. (Semiconductors)	4,081	152,711
Liz Claiborne, Inc. (Apparel)	1,386	61,982
Lockheed Martin Corp. (Aerospace/Defense)	4,928	473,778
Loews Corp. (Insurance)	6,160	291,491
Lowe’s Cos., Inc. (Retail)	20,867	637,696
LSI Logic Corp. * (Semiconductors)	10,549	89,667
M&T Bank Corp. (Banks)	1,078	120,025
Manor Care, Inc. (Healthcare - Services)	1,001	64,955
Marathon Oil Corp. (Oil & Gas)	4,774	484,800
Marriott International, Inc. - Class A (Lodging)	4,543	205,389
Marsh & McLennan Cos., Inc. (Insurance)	7,546	239,661
Marshall & Ilsley Corp. (Banks)	3,465	166,389
Masco Corp. (Building Materials)	5,467	148,757
Mattel, Inc. (Toys/Games/Hobbies)	5,313	150,358
Maxim Integrated Products, Inc. (Semiconductors)	4,389	139,219
MBIA, Inc. (Insurance)	1,848	128,547
McCormick & Co., Inc. (Food)	1,771	65,740
McDonald’s Corp. (Retail)	16,632	802,993

See accompanying notes to the Schedules of Portfolio Investments.

McGraw-Hill Cos., Inc. (Media)	4,851	317,886
McKesson Corp. (Commercial Services)	4,081	240,085
MeadWestvaco Corp. (Forest Products & Paper)	2,464	82,199
Medco Health Solutions, Inc. * (Pharmaceuticals)	4,004	312,392
MedImmune, Inc. * (Biotechnology)	3,080	174,574
Medtronic, Inc. (Healthcare - Products)	15,939	843,651
Mellon Financial Corp. (Banks)	5,698	244,615
Merck & Co., Inc. (Pharmaceuticals)	29,876	1,536,821
Meredith Corp. (Media)	539	31,219
Merrill Lynch & Co., Inc. (Diversified Financial Services)	12,012	1,083,843
MetLife, Inc. (Insurance)	10,318	677,892
MGIC Investment Corp. (Insurance)	1,078	66,416
Micron Technology, Inc. * (Semiconductors)	10,395	119,231
Microsoft Corp. (Software)	119,196	3,568,729
Millipore Corp. * (Biotechnology)	770	56,849
Molex, Inc. (Electrical Components & Equipment)	2,002	59,820
Molson Coors Brewing Co. - Class B (Beverages)	616	58,076
Monsanto Co. (Agriculture)	7,469	440,596
Monster Worldwide, Inc. * (Internet)	1,771	74,471
Moody’s Corp. (Commercial Services)	3,080	203,650
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	14,476	1,216,129
Motorola, Inc. (Telecommunications)	33,033	572,462
Murphy Oil Corp. (Oil & Gas)	2,541	140,873
Mylan Laboratories, Inc. (Pharmaceuticals)	3,311	72,610
Nabors Industries, Ltd. * ADR (Oil & Gas)	3,850	123,662
National City Corp. (Banks)	8,085	295,507
National Semiconductor Corp. (Semiconductors)	3,927	103,280
National-Oilwell Varco, Inc. * (Oil & Gas Services)	2,464	209,070
NCR Corp. * (Computers)	2,464	124,186
Network Appliance, Inc. * (Computers)	5,082	189,101
Newell Rubbermaid, Inc. (Housewares)	3,850	118,080
Newmont Mining Corp. (Mining)	6,083	253,661
News Corp. - Class A (Media)	32,417	725,817
NICOR, Inc. (Gas)	616	31,564
NIKE, Inc. - Class B (Apparel)	5,236	282,011
NiSource, Inc. (Electric)	3,696	90,885
Noble Corp.ADR (Oil & Gas)	1,848	155,620
Nordstrom, Inc. (Retail)	3,157	173,382
Norfolk Southern Corp. (Transportation)	5,390	286,964
Northern Trust Corp. (Banks)	2,618	164,803
Northrop Grumman Corp. (Aerospace/Defense)	4,774	351,414
Novell, Inc. * (Software)	4,620	33,726
Novellus Systems, Inc. * (Semiconductors)	1,694	54,835
Nucor Corp. (Iron/Steel)	4,158	263,867

See accompanying notes to the Schedules of Portfolio Investments.

NVIDIA Corp. * (Semiconductors)	4,928	162,082
Occidental Petroleum Corp. (Oil & Gas)	11,627	589,489
Office Depot, Inc. * (Retail)	3,773	126,848
OfficeMax, Inc. (Retail)	1,001	49,269
Omnicom Group, Inc. (Advertising)	2,310	241,880
Oracle Corp. * (Software)	55,440	1,042,273
PACCAR, Inc. (Auto Manufacturers)	3,388	284,524
Pactiv Corp. * (Packaging & Containers)	1,771	61,241
Pall Corp. (Miscellaneous Manufacturing)	1,694	71,063
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,617	148,990
Patterson Cos., Inc. * (Healthcare - Products)	1,925	69,416
Paychex, Inc. (Commercial Services)	4,620	171,402
Peabody Energy Corp. (Coal)	3,619	173,639
PepsiCo, Inc. (Beverages)	22,407	1,480,878
PerkinElmer, Inc. (Electronics)	1,694	40,995
Pfizer, Inc. (Pharmaceuticals)	97,097	2,569,186
PG&E Corp. (Electric)	4,774	241,564
Pinnacle West Capital Corp. (Electric)	1,386	66,930
Pitney Bowes, Inc. (Office/Business Equipment)	3,003	144,144
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,464	97,821
PMC-Sierra, Inc. * (Semiconductors)	2,926	22,618
PNC Financial Services Group (Banks)	4,697	348,048
Polo Ralph Lauren Corp. (Apparel)	847	78,017
PPG Industries, Inc. (Chemicals)	2,233	164,304
PPL Corp. (Electric)	5,236	228,342
Praxair, Inc. (Chemicals)	4,389	283,310
Principal Financial Group, Inc. (Insurance)	3,619	229,770
Procter & Gamble Co. (Cosmetics/Personal Care)	43,043	2,768,095
Progress Energy, Inc. (Electric)	3,465	175,156
Progress Energy, Inc.CVO (Electric)	987	0
Progressive Corp. (Insurance)	10,395	239,813
Prologis (REIT)	3,465	224,532
Prudential Financial, Inc. (Insurance)	6,391	607,145
Public Service Enterprise Group, Inc. (Electric)	3,388	292,893
Public Storage, Inc. (REIT)	1,694	158,084
Pulte Homes, Inc. (Home Builders)	2,926	78,709
QLogic Corp. * (Semiconductors)	2,156	38,549
Qualcomm, Inc. (Telecommunications)	22,561	988,172
Quest Diagnostics, Inc. (Healthcare - Services)	2,156	105,407
Questar Corp. (Pipelines)	1,155	112,185
Qwest Communications International, Inc. * (Telecommunications)	21,406	190,085
R.R. Donnelley & Sons Co. (Commercial Services)	2,926	117,625
RadioShack Corp. (Retail)	1,848	53,721
Raytheon Co. (Aerospace/Defense)	6,083	325,684
Regions Financial Corp. (Banks)	10,087	353,953
Reynolds American, Inc. (Agriculture)	2,310	148,441

See accompanying notes to the Schedules of Portfolio Investments.

Robert Half International, Inc. (Commercial Services)	2,310	76,923
Rockwell Collins, Inc. (Aerospace/Defense)	2,310	151,698
Rockwell International Corp. (Machinery-Diversified)	2,310	137,537
Rohm & Haas Co. (Chemicals)	1,925	98,502
Rowan Cos., Inc. (Oil & Gas)	1,540	56,426
Ryder System, Inc. (Transportation)	847	44,586
SAFECO Corp. (Insurance)	1,463	97,641
Safeway, Inc. (Food)	6,006	218,018
SanDisk Corp. * (Computers)	3,157	137,172
Sanmina-SCI Corp. * (Electronics)	7,315	25,237
Sara Lee Corp. (Food)	10,010	164,264
Schering-Plough Corp. (Pharmaceuticals)	20,559	652,337
Schlumberger, Ltd.ADR (Oil & Gas Services)	16,324	1,205,201
Schwab (Diversified Financial Services)	14,168	270,892
Seagate Technology, Inc. (a) (Computers)	2,565	0
Sealed Air Corp. (Packaging & Containers)	2,156	70,933
Sears Holdings Corp. * (Retail)	1,155	220,501
Sempra Energy (Gas)	3,619	229,734
Sherwin-Williams Co. (Chemicals)	1,540	98,206
Sigma-Aldrich Corp. (Chemicals)	1,848	77,764
Simon Property Group, Inc. (REIT)	3,003	346,185
SLM Corp. (Diversified Financial Services)	5,621	302,578
Smith International, Inc. (Oil & Gas Services)	2,772	145,364
Snap-on, Inc. (Hand/Machine Tools)	847	46,162
Solectron Corp. * (Electronics)	12,628	42,304
Southern Co. (Electric)	10,241	387,007
Southwest Airlines Co. (Airlines)	10,857	155,798
Sovereign Bancorp, Inc. (Savings & Loans)	5,005	121,471
Spectra Energy Corp. (Pipelines)	8,701	227,096
Sprint Corp. (Telecommunications)	40,502	811,255
St. Jude Medical, Inc. * (Healthcare - Products)	4,851	207,574
Staples, Inc. (Retail)	9,779	242,519
Starbucks Corp. * (Retail)	10,241	317,676
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	2,926	196,101
State Street Corp. (Banks)	4,543	312,876
Stryker Corp. (Healthcare - Products)	4,081	265,020
Sun Microsystems, Inc. * (Computers)	50,281	262,467
Sunoco, Inc. (Oil & Gas)	1,694	127,948
SunTrust Banks, Inc. (Banks)	4,851	409,521
SuperValu, Inc. (Food)	2,849	130,769
Symantec Corp. * (Internet)	12,705	223,608
Synovus Financial Corp. (Banks)	4,466	140,947
Sysco Corp. (Food)	8,393	274,787
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,619	179,792
Target Corp. (Retail)	11,781	699,438
TECO Energy, Inc. (Electric)	2,849	51,140
Tektronix, Inc. (Electronics)	1,078	31,682
Tellabs, Inc. * (Telecommunications)	6,006	63,784

See accompanying notes to the Schedules of Portfolio Investments.

Temple-Inland, Inc. (Forest Products & Paper)	1,463	86,668
Tenet Healthcare Corp. * (Healthcare - Services)	6,468	47,993
Teradyne, Inc. * (Semiconductors)	2,541	44,340
Terex Corp. * (Machinery - Construction & Mining)	1,386	107,900
Texas Instruments, Inc. (Semiconductors)	19,943	685,441
Textron, Inc. (Miscellaneous Manufacturing)	1,694	172,229
The AES Corp. * (Electric)	9,086	199,801
The Dow Chemical Co. (Chemicals)	12,474	556,465
The E.W. Scripps Co. - Class A (Media)	1,155	50,012
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,617	83,146
The Gap, Inc. (Retail)	7,238	129,922
The Goldman Sachs Group, Inc. (Diversified Financial Services)	5,621	1,228,807
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	2,464	81,953
The Hershey Co. (Food)	2,387	131,190
The New York Times Co. - Class A (Media)	2,002	46,847
The Pepsi Bottling Group, Inc. (Beverages)	1,771	58,107
The Stanley Works (Hand/Machine Tools)	1,155	67,313
The Travelers Companies, Inc. (Insurance)	9,240	499,884
Thermo Electron Corp. * (Electronics)	5,775	300,646
Tiffany & Co. (Retail)	1,848	88,131
Time Warner, Inc. (Media)	52,591	1,084,951
TJX Cos., Inc. (Retail)	6,237	173,950
Torchmark Corp. (Insurance)	1,309	89,405
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	4,004	345,145
Tribune Co. (Media)	2,464	80,819
TXU Corp. (Electric)	6,314	414,072
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	27,258	889,429
Tyson Foods, Inc. - Class A (Food)	3,388	71,012
U.S. Bancorp (Banks)	24,178	830,514
Union Pacific Corp. (Transportation)	3,696	422,268
Unisys Corp. * (Computers)	4,697	36,824
United Parcel Service, Inc. - Class B (Transportation)	14,861	1,046,660
United States Steel Corp. (Iron/Steel)	1,617	164,190
United Technologies Corp. (Aerospace/Defense)	13,783	925,253
UnitedHealth Group, Inc. (Healthcare - Services)	18,403	976,464
UnumProvident Corp. (Insurance)	4,620	114,946
UST, Inc. (Agriculture)	2,156	122,202
V. F. Corp. (Apparel)	1,232	108,182
Valero Energy Corp. (Oil & Gas)	8,393	589,440
Varian Medical Systems, Inc. * (Healthcare - Products)	1,771	74,754
VeriSign, Inc. * (Internet)	3,388	92,662

See accompanying notes to the Schedules of Portfolio Investments.

Verizon Communications, Inc. (Telecommunications)	39,963	1,525,787
Viacom, Inc. - Class B * (Media)	9,471	390,679
Vornado Realty Trust (REIT)	1,771	210,094
Vulcan Materials Co. (Building Materials)	1,309	161,884
W.W. Grainger, Inc. (Distribution/Wholesale)	1,001	82,703
Wachovia Corp. (Banks)	25,872	1,436,931
Wal-Mart Stores, Inc. (Retail)	33,649	1,612,461
Walgreen Co. (Retail)	13,475	591,553
Walt Disney Co. (Media)	28,182	985,806
Washington Mutual, Inc. (Savings & Loans)	12,166	510,729
Waste Management, Inc. (Environmental Control)	7,315	273,654
Waters Corp. * (Electronics)	1,386	82,370
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,386	37,838
Weatherford International, Ltd. * ADR (Oil & Gas Services)	4,620	242,504
WellPoint, Inc. * (Healthcare - Services)	8,393	662,795
Wells Fargo & Co. (Banks)	45,892	1,647,064
Wendy’s International, Inc. (Retail)	1,309	49,349
Western Union Co. (Commercial Services)	10,395	218,815
Weyerhaeuser Co. (Forest Products & Paper)	2,849	225,698
Whirlpool Corp. (Home Furnishings)	1,078	114,301
Whole Foods Market, Inc. (Food)	1,925	90,071
Williams Cos., Inc. (Pipelines)	8,239	243,051
Windstream Corp. (Telecommunications)	6,545	95,688
Wrigley (Wm.) Jr. Co. (Food)	3,003	176,817
Wyeth (Pharmaceuticals)	18,711	1,038,461
Wyndham Worldwide Corp. * (Lodging)	2,541	87,919
Xcel Energy, Inc. (Electric)	5,544	133,555
Xerox Corp. * (Office/Business Equipment)	13,013	240,741
Xilinx, Inc. (Semiconductors)	4,543	133,928
XL Capital, Ltd. - Class A (Insurance)	2,464	192,143
XTO Energy, Inc. (Oil & Gas)	5,082	275,800
Yahoo!, Inc. * (Internet)	16,709	468,520
YUM! Brands, Inc. (Retail)	3,619	223,871
Zimmer Holdings, Inc. * (Healthcare - Products)	3,234	292,612
Zions Bancorp (Banks)	1,463	119,673

TOTAL COMMON STOCKS (Cost $125,204,740)		181,824,443

	Principal Amount
Repurchase Agreements (18.3%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $41,234,875 (Collateralized by $41,743,000 of various U.S. Government Agency Obligations, 2.50% - 5.125%, 6/15/08 - 9/29/10, market value $42,058,089)	$41,229,000	41,229,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,229,000)		41,229,000

See accompanying notes to the Schedules of Portfolio Investments.

	Shares
Rights/Warrants (NM)
Lucent Technologies, Inc. (Telecommunications)	14,324	2,005

TOTAL RIGHTS/WARRANTS (Cost $0)		2,005

TOTAL INVESTMENT SECURITIES (Cost $166,433,740) - 99.2% of net assets		$223,055,448

Percentages indicated are based on net assets of $224,825,214.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

CVO	Contingent Value Obligation

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

Futures Contracts Purchased:

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $156,266,250)	420	$5,308,583

Futures Contracts Sold:

E-Mini S&P Futures Contract expiring June 2007 (Underlying face amount at value $13,022,188)	175	64,740

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/30/07	$112,068,386	$(935,244)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/30/07	15,277,993	(127,820)

UltraBull ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.1%
Aerospace/Defense	1.7%
Agriculture	1.3%
Airlines	0.1%
Apparel	0.4%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.2%
Banks	5.1%
Beverages	1.7%
Biotechnology	0.9%
Building Materials	0.2%
Chemicals	1.1%
Coal	0.1%
Commercial Services	0.6%
Computers	3.3%
Cosmetics/Personal Care	1.6%
Distribution/Wholesale	0.1%
Diversified Financial Services	7.0%
Electric	2.8%

See accompanying notes to the Schedules of Portfolio Investments.

Electrical Components & Equipment	0.3%
Electronics	0.4%
Engineering & Construction	0.1%
Entertainment	0.1%
Environmental Control	0.1%
Food	1.5%
Forest Products & Paper	0.3%
Gas	0.2%
Hand/Machine Tools	0.1%
Healthcare-Products	2.5%
Healthcare-Services	1.2%
Home Builders	0.2%
Home Furnishings	0.1%
Household Products/Wares	0.4%
Housewares	0.1%
Insurance	3.9%
Internet	1.4%
Iron/Steel	0.3%
Leisure Time	0.2%
Lodging	0.4%
Machinery-Construction & Mining	0.3%
Machinery-Diversified	0.3%
Media	2.6%
Mining	0.4%
Miscellaneous Manufacturing	4.2%
Office/Business Equipment	0.2%
Oil & Gas	6.6%
Oil & Gas Services	1.2%
Packaging & Containers	0.1%
Pharmaceuticals	4.9%
Pipelines	0.4%
Real Estate	NM
Real Estate Investment Trust	0.9%
Retail	4.6%
Savings & Loans	0.3%
Semiconductors	2.0%
Software	3.0%
Telecommunications	5.0%
Textiles	NM
Toys/Games/Hobbies	0.1%
Transportation	1.4%
Other**	18.3%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

UltraMid-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (82.9%)
3Com Corp. * (Telecommunications)	38,661	$155,804
99 Cents Only Stores * (Retail)	3,945	56,414
Activision, Inc. * (Software)	24,459	489,180
Acxiom Corp. (Software)	6,312	142,651
ADTRAN, Inc. (Telecommunications)	5,523	140,560
Advance Auto Parts, Inc. (Retail)	10,257	422,588
Advanced Medical Optics, Inc. * (Healthcare - Products)	5,523	223,295
Advent Software, Inc. * (Software)	1,578	52,958
Aeropostale, Inc. * (Retail)	4,734	194,804
Affymetrix, Inc. * (Biotechnology)	6,312	165,816
AGCO Corp. * (Machinery-Diversified)	8,679	362,176
AGL Resources, Inc. (Gas)	7,101	309,178
Airgas, Inc. (Chemicals)	7,101	316,350
AirTran Holdings, Inc. * (Airlines)	8,679	95,556
Alaska Air Group, Inc. * (Airlines)	3,156	93,418
Albemarle Corp. (Chemicals)	7,101	301,437
Alberto-Culver Co. (Cosmetics/Personal Care)	7,101	172,483
Alexander & Baldwin, Inc. (Transportation)	3,945	210,860
Alliance Data Systems Corp. * (Commercial Services)	6,312	401,821
Alliant Energy Corp. (Electric)	11,046	483,815
Alliant Techsystems, Inc. * (Aerospace/Defense)	3,156	293,918
AMB Property Corp. (REIT)	9,468	576,695
American Eagle Outfitters, Inc. (Retail)	19,725	581,295
American Financial Group, Inc. (Insurance)	6,312	222,624
American Greetings Corp. - Class A (Household Products/Wares)	5,523	140,560
AmeriCredit Corp. * (Diversified Financial Services)	11,046	278,691
Ametek, Inc. (Electrical Components & Equipment)	10,257	372,124
Amphenol Corp. - Class A (Electronics)	15,780	554,036
Andrew Corp. * (Telecommunications)	14,991	163,702
AnnTaylor Stores Corp. * (Retail)	6,312	242,886
Applebee’s International, Inc. (Retail)	7,101	193,005
Apria Healthcare Group, Inc. * (Healthcare - Services)	3,945	125,214
Aqua America, Inc. (Water)	12,624	279,117
Aquila, Inc. * (Electric)	36,294	149,894
Arch Coal, Inc. (Coal)	13,413	483,807
Arrow Electronics, Inc. * (Electronics)	11,835	467,719
Arthur J. Gallagher & Co. (Insurance)	9,468	264,725
ArvinMeritor, Inc. (Auto Parts & Equipment)	6,312	130,343

See accompanying notes to the Schedules of Portfolio Investments.

Associated Banc-Corp (Banks)	12,624	408,764
Astoria Financial Corp. (Savings & Loans)	7,890	209,558
Atmel Corp. * (Semiconductors)	41,817	222,466
Avis Budget Group, Inc. * (Commercial Services)	9,468	266,335
Avnet, Inc. * (Electronics)	11,835	484,052
Avocent Corp. * (Internet)	4,734	132,599
Bandag, Inc. (Auto Parts & Equipment)	789	39,797
Bank of Hawaii Corp. (Banks)	4,734	250,429
Barnes & Noble, Inc. (Retail)	4,734	187,135
Beazer Homes USA, Inc. (Home Builders)	3,156	105,347
Beckman Coulter, Inc. (Healthcare - Products)	5,523	346,900
Belo Corp. - Class A (Media)	7,890	152,040
BJ’s Wholesale Club, Inc. * (Retail)	6,312	217,953
Black Hills Corp. (Electric)	3,156	125,640
Blyth, Inc. (Household Products/Wares)	2,367	61,779
Bob Evans Farms, Inc. (Retail)	3,156	115,825
Borders Group, Inc. (Retail)	5,523	116,591
BorgWarner, Inc. (Auto Parts & Equipment)	5,523	430,297
Bowater, Inc. (Forest Products & Paper)	4,734	103,627
Boyd Gaming Corp. (Lodging)	3,945	179,498
Brinker International, Inc. (Retail)	11,835	368,069
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	8,208	164,488
Brown & Brown, Inc. (Insurance)	11,046	284,435
BRT Realty Trust (REIT)	4,416	136,587
Cabot Corp. (Chemicals)	5,523	250,192
Cadence Design Systems, Inc. * (Computers)	26,826	595,536
Callaway Golf Co. (Leisure Time)	5,523	99,193
Cameron International Corp. * (Oil & Gas Services)	10,257	662,293
Career Education Corp. * (Commercial Services)	8,679	256,378
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	5,523	227,437
Carmax, Inc. * (Retail)	20,514	511,208
Catalina Marketing Corp. (Advertising)	3,156	100,045
Cathay Bancorp, Inc. (Banks)	4,734	155,228
CBRL Group, Inc. (Retail)	2,367	105,521
CDW Corp. (Distribution/Wholesale)	5,523	397,711
Cephalon, Inc. * (Pharmaceuticals)	5,523	439,686
Ceridian Corp. * (Computers)	13,413	452,823
Cerner Corp. * (Software)	6,312	336,051
Charles River Laboratories International, Inc. * (Biotechnology)	6,312	298,936
Charming Shoppes, Inc. * (Retail)	11,835	147,938
CheckFree Corp. * (Internet)	8,679	292,135
Cheesecake Factory, Inc. * (Retail)	7,101	195,988
Chemtura Corp. (Chemicals)	22,881	252,377
Chico’s FAS, Inc. * (Retail)	16,569	436,759
Choicepoint, Inc. * (Commercial Services)	7,101	269,625

See accompanying notes to the Schedules of Portfolio Investments.

Church & Dwight, Inc. (Household Products/Wares)	6,312	320,207
Cimarex Energy Co. (Oil & Gas)	7,890	310,866
Cincinnati Bell, Inc. * (Telecommunications)	23,670	120,007
City National Corp. (Banks)	3,156	231,082
Claire’s Stores, Inc. (Retail)	8,679	282,675
Coldwater Creek, Inc. * (Retail)	5,523	114,326
Commercial Metals Co. (Metal Fabricate/Hardware)	11,046	370,372
Commscope, Inc. * (Telecommunications)	5,523	257,648
Community Health Systems, Inc. * (Healthcare - Services)	8,679	319,387
Con-way, Inc. (Transportation)	3,945	215,515
Copart, Inc. * (Retail)	6,312	182,922
Corinthian Colleges, Inc. * (Commercial Services)	7,890	109,119
Cousins Properties, Inc. (REIT)	3,945	132,434
Covance, Inc. * (Healthcare - Services)	5,523	334,142
Crane Co. (Miscellaneous Manufacturing)	4,734	201,242
Cree Research, Inc. * (Semiconductors)	7,101	144,860
CSG Systems International, Inc. * (Software)	3,945	105,647
Cullen/Frost Bankers, Inc. (Banks)	5,523	282,612
Cypress Semiconductor Corp. * (Semiconductors)	17,358	396,110
Cytec Industries, Inc. (Chemicals)	3,945	216,581
CYTYC Corp. * (Healthcare - Products)	11,046	389,151
Deluxe Corp. (Commercial Services)	4,734	179,182
Denbury Resources, Inc. * (Oil & Gas)	11,046	365,512
DENTSPLY International, Inc. (Healthcare - Products)	14,202	474,489
DeVry, Inc. (Commercial Services)	5,523	182,204
Dick’s Sporting Goods, Inc. * (Retail)	3,156	177,020
Diebold, Inc. (Computers)	6,312	300,893
Dollar Tree Stores, Inc. * (Retail)	9,468	372,282
Donaldson Co., Inc. (Miscellaneous Manufacturing)	6,312	226,727
DPL, Inc. (Electric)	11,046	346,292
DRS Technologies, Inc. (Aerospace/Defense)	3,945	198,473
DST Systems, Inc. * (Computers)	4,734	369,489
Dun & Bradstreet Corp. (Software)	5,523	498,726
Duquesne Light Holdings, Inc. (Electric)	7,890	157,327
Dycom Industries, Inc. * (Engineering & Construction)	3,945	102,215
Eaton Vance Corp. (Diversified Financial Services)	11,835	452,334
Edwards (A.G.), Inc. (Diversified Financial Services)	7,101	514,466
Edwards Lifesciences Corp. * (Healthcare - Products)	5,523	270,627
Encore Acquisition Co. * (Oil & Gas)	4,734	126,445
Energizer Holdings, Inc. * (Electrical Components & Equipment)	5,523	536,725

See accompanying notes to the Schedules of Portfolio Investments.

Energy East Corp. (Electric)	14,202	343,972
Entercom Communications Corp. (Media)	2,367	65,661
Equitable Resources, Inc. (Pipelines)	11,835	615,538
Everest Re Group, Ltd. ADR (Insurance)	6,312	635,240
Expeditors International of Washington, Inc. (Transportation)	20,514	857,485
F5 Networks, Inc. * (Internet)	3,945	302,897
Fair Isaac Corp. (Software)	5,523	197,226
Fairchild Semiconductor International, Inc. * (Semiconductors)	11,835	208,296
Fastenal Co. (Distribution/Wholesale)	11,835	486,656
Federal Signal Corp. (Miscellaneous Manufacturing)	3,945	62,292
Ferro Corp. (Chemicals)	3,945	82,095
Fidelity National Title Group, Inc. - Class A (Insurance)	21,303	543,013
First American Financial Corp. (Insurance)	9,468	487,602
First Niagara Financial Group, Inc. (Savings & Loans)	10,257	139,495
FirstMerit Corp. (Banks)	7,101	148,269
Florida Rock Industries, Inc. (Building Materials)	4,734	327,214
Flowserve Corp. (Machinery-Diversified)	5,523	336,958
FMC Corp. (Chemicals)	3,156	242,791
FMC Technologies, Inc. * (Oil & Gas Services)	6,312	447,395
Foot Locker, Inc. (Retail)	14,991	356,636
Forest Oil Corp. * (Oil & Gas)	4,734	166,826
Frontier Oil Corp. (Oil & Gas)	10,257	362,380
Furniture Brands International, Inc. (Home Furnishings)	4,734	76,123
GameStop Corp. * (Retail)	14,202	471,079
Gartner Group, Inc. * (Commercial Services)	5,523	139,345
GATX Corp. (Trucking & Leasing)	4,734	232,013
Gen-Probe, Inc. * (Healthcare - Products)	4,734	241,955
Gentex Corp. (Electronics)	13,413	238,751
Glatfelter (Forest Products & Paper)	3,945	58,978
Global Payments, Inc. (Software)	6,312	239,730
Graco, Inc. (Machinery-Diversified)	6,312	249,324
Granite Construction, Inc. (Engineering & Construction)	3,156	190,117
Grant Prideco, Inc. * (Oil & Gas Services)	11,835	609,976
Great Plains Energy, Inc. (Electric)	7,890	257,530
Greater Bay Bancorp (Banks)	4,734	122,090
Hanesbrands, Inc. * (Apparel)	9,468	251,754
Hanover Compressor Co. * (Oil & Gas Services)	9,468	204,793
Hanover Insurance Group, Inc. (Insurance)	4,734	217,575
Hansen Natural Corp. * (Beverages)	5,523	210,979
Harris Corp. (Telecommunications)	12,624	648,241
Harsco Corp. (Miscellaneous Manufacturing)	7,890	402,390

See accompanying notes to the Schedules of Portfolio Investments.

Harte-Hanks, Inc. (Advertising)	4,734	123,558
Hawaiian Electric Industries, Inc. (Electric)	7,890	207,665
HCC Insurance Holdings, Inc. (Insurance)	10,257	314,480
Health Management Associates, Inc. - Class A (Healthcare - Services)	22,881	244,598
Health Net, Inc. * (Healthcare - Services)	11,046	597,146
Helmerich & Payne, Inc. (Oil & Gas)	10,257	331,199
Henry Schein, Inc. * (Healthcare - Products)	8,679	452,436
Herman Miller, Inc. (Office Furnishings)	6,312	217,196
Highwoods Properties, Inc. (REIT)	4,734	193,053
Hillenbrand Industries, Inc. (Healthcare - Products)	5,523	337,731
HNI Corp. (Office Furnishings)	4,734	197,597
Horace Mann Educators Corp. (Insurance)	3,945	83,003
Hormel Foods Corp. (Food)	7,101	270,477
Hospitality Properties Trust (REIT)	8,679	395,155
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	3,156	75,712
Hubbell, Inc. - Class B (Electrical Components & Equipment)	5,523	285,484
IDACORP, Inc. (Electric)	3,945	135,905
Imation Corp. (Computers)	3,156	116,488
IndyMac Bancorp, Inc. (Diversified Financial Services)	6,312	190,875
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	13,413	263,163
Integrated Device Technology, Inc. * (Semiconductors)	18,936	283,661
International Rectifier Corp. * (Semiconductors)	6,312	222,687
International Speedway Corp. (Entertainment)	3,156	155,906
Intersil Corp. - Class A (Semiconductors)	13,413	399,573
Intuitive Surgical, Inc. * (Healthcare - Products)	3,156	409,207
Investors Financial Services Corp. (Banks)	6,312	390,587
Invitrogen Corp. * (Biotechnology)	3,945	258,279
ITT Educational Services, Inc. * (Commercial Services)	3,156	306,795
J.B. Hunt Transport Services, Inc. (Transportation)	9,468	256,204
Jack Henry & Associates, Inc. (Computers)	7,101	168,649
Jacobs Engineering Group, Inc. * (Engineering & Construction)	11,046	557,050
Jefferies Group, Inc. (Diversified Financial Services)	9,468	300,136
JetBlue Airways Corp. * (Airlines)	16,569	164,198
JM Smucker Co. (Food)	5,523	308,294
John Wiley & Sons, Inc. (Media)	3,945	147,740
Joy Global, Inc. (Machinery - Construction & Mining)	11,046	559,259

See accompanying notes to the Schedules of Portfolio Investments.

KBR, Inc. (Engineering & Construction)	14,991	309,714
Kelly Services, Inc. - Class A (Commercial Services)	1,578	45,289
KEMET Corp. * (Electronics)	7,890	66,907
Kennametal, Inc. (Hand/Machine Tools)	3,156	222,687
Korn/Ferry International * (Commercial Services)	3,945	92,984
Lam Research Corp. * (Semiconductors)	13,413	721,351
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,578	66,639
Lattice Semiconductor Corp. * (Semiconductors)	11,046	60,311
Laureate Education, Inc. * (Commercial Services)	4,734	279,543
Lear Corp. * (Auto Parts & Equipment)	6,312	231,777
Lee Enterprises, Inc. (Media)	3,945	103,280
Leucadia National Corp. (Holding Companies - Diversified)	15,780	475,609
Liberty Property Trust (REIT)	8,679	419,977
LifePoint Hospitals, Inc. * (Healthcare - Services)	5,523	201,645
Lincare Holdings, Inc. * (Healthcare - Services)	8,679	342,300
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	3,945	251,415
Louisiana-Pacific Corp. (Forest Products & Paper)	9,468	186,614
Lubrizol Corp. (Chemicals)	6,312	378,341
Lyondell Chemical Co. (Chemicals)	20,514	638,397
M.D.C. Holdings, Inc. (Home Builders)	3,156	161,777
Mack-Cali Realty Corp. (REIT)	6,312	309,099
Macrovision Corp. * (Entertainment)	4,734	114,894
Manpower, Inc. (Commercial Services)	7,890	633,172
Martek Biosciences Corp. * (Biotechnology)	3,156	68,138
Martin Marietta Materials (Building Materials)	3,945	575,260
McAfee, Inc. * (Internet)	14,991	487,058
MDU Resources Group, Inc. (Electric)	17,358	525,947
Media General, Inc. - Class A (Media)	2,367	86,964
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	4,734	143,914
MEMC Electronic Materials, Inc. * (Semiconductors)	15,780	866,007
Mentor Graphics Corp. * (Computers)	7,890	127,660
Mercury General Corp. (Insurance)	3,156	170,897
Micrel, Inc. * (Semiconductors)	5,523	69,314
Microchip Technology, Inc. (Semiconductors)	20,514	827,536
Millennium Pharmaceuticals, Inc. * (Biotechnology)	29,982	332,201
Mine Safety Appliances Co. (Environmental Control)	2,367	99,769
Minerals Technologies, Inc. (Chemicals)	1,578	100,392

See accompanying notes to the Schedules of Portfolio Investments.

Modine Manufacturing Co. (Auto Parts & Equipment)	3,156	72,998
Mohawk Industries, Inc. * (Textiles)	4,734	426,817
Moneygram International, Inc. (Software)	7,890	224,313
MPS Group, Inc. * (Commercial Services)	9,468	129,617
MSC Industrial Direct Co. - Class A (Retail)	4,734	230,735
National Fuel Gas Co. (Pipelines)	7,890	370,909
National Instruments Corp. (Computers)	5,523	153,871
Navigant Consulting Co. * (Commercial Services)	4,734	90,798
Netflix, Inc. * (Internet)	5,523	122,445
NeuStar, Inc. * (Telecommunications)	6,312	181,533
New York Community Bancorp (Savings & Loans)	25,248	440,831
Newfield Exploration Co. * (Oil & Gas)	12,624	552,300
Noble Energy, Inc. (Oil & Gas)	16,569	974,423
Nordson Corp. (Machinery-Diversified)	3,156	144,639
Northeast Utilities System (Electric)	14,991	482,260
NSTAR (Electric)	10,257	368,226
Nuveen Investments - Class A (Diversified Financial Services)	7,101	378,483
NVR, Inc. * (Home Builders)	789	650,137
O’Reilly Automotive, Inc. * (Retail)	11,046	393,238
OGE Energy Corp. (Electric)	8,679	333,621
Ohio Casualty Corp. (Insurance)	5,523	174,748
Old Republic International Corp. (Insurance)	22,092	469,897
Olin Corp. (Chemicals)	7,101	121,711
Omnicare, Inc. (Pharmaceuticals)	11,835	392,567
ONEOK, Inc. (Gas)	10,257	496,541
Oshkosh Truck Corp. (Auto Manufacturers)	7,101	397,230
OSI Restaurant Partners, Inc. (Retail)	7,101	282,691
Overseas Shipholding Group, Inc. (Transportation)	2,367	167,584
Pacific Sunwear of California, Inc. * (Retail)	6,312	132,110
Packaging Corp. of America (Packaging & Containers)	7,890	195,356
Palm, Inc. * (Computers)	9,468	159,820
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	3,156	84,991
Parametric Technology Corp. * (Software)	10,257	182,267
Patterson-UTI Energy, Inc. (Oil & Gas)	14,991	365,630
Payless ShoeSource, Inc. * (Retail)	6,312	201,353
PDL BioPharma, Inc. * (Biotechnology)	11,046	279,022
Pentair, Inc. (Miscellaneous Manufacturing)	9,468	304,302
Pepco Holdings, Inc. (Electric)	18,147	535,699
PepsiAmericas, Inc. (Beverages)	5,523	133,325

See accompanying notes to the Schedules of Portfolio Investments.

Perrigo Co. (Pharmaceuticals)	7,101	134,919
Petsmart, Inc. (Retail)	12,624	418,991
Pharmaceutical Product Development, Inc. (Commercial Services)	9,468	341,510
Phillips-Van Heusen Corp. (Apparel)	4,734	264,630
Pioneer Natural Resources Co. (Oil & Gas)	11,835	594,117
Plains Exploration & Production Co. * (Oil & Gas)	7,101	333,676
Plantronics, Inc. (Telecommunications)	3,945	99,059
PMI Group, Inc. (Insurance)	7,890	382,428
PNM Resources, Inc. (Electric)	7,101	231,138
Pogo Producing Co. (Oil & Gas)	5,523	266,540
Polycom, Inc. * (Telecommunications)	8,679	289,011
Potlatch Corp. (Forest Products & Paper)	3,156	136,939
Powerwave Technologies, Inc. * (Telecommunications)	12,624	78,648
Precision Castparts Corp. (Metal Fabricate/Hardware)	12,624	1,314,286
Pride International, Inc. * (Oil & Gas)	15,780	517,742
Protective Life Corp. (Insurance)	6,312	296,033
Psychiatric Solutions, Inc. * (Healthcare - Services)	4,734	166,021
Puget Energy, Inc. (Electric)	11,046	285,208
Quanta Services, Inc. * (Commercial Services)	11,046	303,655
Quicksilver Resources, Inc. * (Oil & Gas)	4,734	198,165
Radian Group, Inc. (Insurance)	7,890	458,488
Raymond James Financial Corp. (Diversified Financial Services)	8,679	266,272
Rayonier, Inc. (Forest Products & Paper)	7,101	307,971
Regency Centers Corp. (REIT)	6,312	520,109
Regis Corp. (Retail)	3,945	150,817
Reliance Steel & Aluminum Co. (Iron/Steel)	6,312	374,933
Rent-A-Center, Inc. * (Commercial Services)	6,312	175,726
Republic Services, Inc. (Environmental Control)	15,780	440,736
ResMed, Inc. * (Healthcare - Products)	7,101	300,088
RF Micro Devices, Inc. * (Telecommunications)	18,147	113,419
Rollins, Inc. (Commercial Services)	2,367	54,607
Roper Industries, Inc. (Miscellaneous Manufacturing)	7,890	442,314
Ross Stores, Inc. (Retail)	13,413	444,641
RPM, Inc. (Chemicals)	11,046	234,948
Ruby Tuesday, Inc. (Retail)	5,523	147,795
Ruddick Corp. (Food)	3,156	94,775
Saks, Inc. (Retail)	13,413	280,868
SCANA Corp. (Electric)	11,046	480,832
Scholastic Corp. * (Media)	2,367	73,069
Scientific Games Corp. - Class A * (Entertainment)	6,312	210,127
SEI Investments Co. (Software)	5,523	337,069
Semtech Corp. * (Semiconductors)	7,101	102,396

See accompanying notes to the Schedules of Portfolio Investments.

Sensient Technologies Corp. (Chemicals)	3,945	103,280
Sepracor, Inc. * (Pharmaceuticals)	10,257	550,595
Sequa Corp. - Class A * (Aerospace/Defense)	789	92,471
Sierra Pacific Resources * (Electric)	21,303	388,993
Silicon Laboratories, Inc. * (Semiconductors)	4,734	155,323
Smithfield Foods, Inc. * (Food)	9,468	289,437
Sonoco Products Co. (Packaging & Containers)	9,468	403,716
Sotheby’s (Commercial Services)	5,523	285,097
Southwestern Energy Co. * (Oil & Gas)	15,780	662,760
SPX Corp. (Miscellaneous Manufacturing)	5,523	391,470
SRA International, Inc. - Class A * (Computers)	3,945	96,376
StanCorp Financial Group, Inc. (Insurance)	4,734	225,338
Steel Dynamics, Inc. (Iron/Steel)	8,679	384,566
Stericycle, Inc. * (Environmental Control)	3,945	343,767
STERIS Corp. (Healthcare - Products)	6,312	161,335
Strayer Education, Inc. (Commercial Services)	789	98,104
Superior Energy Services, Inc. * (Oil & Gas Services)	7,890	286,644
SVB Financial Group * (Banks)	3,156	161,650
Swift Transportation Co., Inc. * (Transportation)	4,734	148,080
Sybase, Inc. * (Software)	8,679	209,945
Synopsys, Inc. * (Computers)	13,413	371,004
TCF Financial Corp. (Banks)	11,046	299,126
Tech Data Corp. * (Distribution/Wholesale)	4,734	168,246
Techne Corp. * (Healthcare - Products)	3,156	186,109
Teleflex, Inc. (Miscellaneous Manufacturing)	3,156	226,695
Telephone & Data Systems, Inc. (Telecommunications)	9,468	539,203
The Brink’s Co. (Miscellaneous Manufacturing)	4,734	300,609
The Colonial BancGroup, Inc. (Banks)	14,991	360,683
The Commerce Group, Inc. (Insurance)	3,945	128,646
The Corporate Executive Board Co. (Commercial Services)	3,156	200,848
The Macerich Co. (REIT)	6,312	600,396
The Ryland Group, Inc. (Home Builders)	3,945	174,764
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	3,945	177,407
The Timberland Co. - Class A * (Apparel)	4,734	122,185
Thomas & Betts Corp. * (Electronics)	4,734	257,908
Thor Industries, Inc. (Home Builders)	3,156	125,703
Tidewater, Inc. (Oil & Gas Services)	5,523	349,109
Timken Co. (Metal Fabricate/Hardware)	8,679	286,233

See accompanying notes to the Schedules of Portfolio Investments.

Toll Brothers, Inc. * (Home Builders)	11,835	352,446
Tootsie Roll Industries, Inc. (Food)	2,367	68,619
Transaction Systems Architect, Inc. * (Software)	3,156	100,140
Triad Hospitals, Inc. * (Healthcare - Services)	7,890	419,275
Trinity Industries, Inc. (Miscellaneous Manufacturing)	7,101	329,486
TriQuint Semiconductor, Inc. * (Semiconductors)	13,413	69,345
Tupperware Corp. (Household Products/Wares)	5,523	155,307
UDR, Inc. (REIT)	12,624	379,225
United Rentals, Inc. * (Commercial Services)	6,312	211,452
Unitrin, Inc. (Insurance)	3,945	186,007
Universal Corp. (Agriculture)	2,367	148,364
Universal Health Services, Inc. - Class B (Healthcare - Services)	4,734	287,448
Urban Outfitters, Inc. * (Retail)	10,257	264,220
UTStarcom, Inc. * (Telecommunications)	10,257	73,235
Valassis Communications, Inc. * (Commercial Services)	3,945	75,586
Valeant Pharmaceuticals International (Pharmaceuticals)	8,679	156,396
Valspar Corp. (Chemicals)	9,468	256,015
ValueClick, Inc. * (Internet)	9,468	270,785
Varian, Inc. * (Electronics)	2,367	137,191
VCA Antech, Inc. * (Pharmaceuticals)	7,890	311,103
Vectren Corp. (Gas)	7,101	206,426
Ventana Medical Systems, Inc. * (Healthcare - Products)	3,156	153,350
Vertex Pharmaceuticals, Inc. * (Biotechnology)	11,835	363,808
Vishay Intertechnology, Inc. * (Electronics)	17,358	289,011
W.R. Berkley Corp. (Insurance)	16,569	538,327
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	7,890	191,096
Washington Federal, Inc. (Savings & Loans)	7,890	187,072
Washington Post Co. - Class B (Media)	789	587,016
Webster Financial Corp. (Banks)	4,734	210,426
Weingarten Realty Investors (REIT)	7,101	339,854
WellCare Health Plans, Inc. * (Healthcare - Services)	2,367	190,757
Werner Enterprises, Inc. (Transportation)	4,734	89,520
Westamerica Bancorp (Banks)	2,367	110,847
Westar Energy, Inc. (Electric)	7,890	214,766
Western Digital Corp. * (Computers)	21,303	376,637
Westwood One, Inc. (Media)	6,312	42,985
WGL Holdings, Inc. (Gas)	4,734	160,199
Williams Sonoma, Inc. (Retail)	10,257	361,252
Wilmington Trust Corp. (Banks)	6,312	255,384
Wind River Systems, Inc. * (Software)	7,101	69,803
Wisconsin Energy Corp. (Electric)	11,046	538,934

See accompanying notes to the Schedules of Portfolio Investments.

Worthington Industries, Inc. (Metal Fabricate/Hardware)	7,101	157,997
YRC Worldwide, Inc. * (Transportation)	5,523	219,760
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	6,312	251,154

TOTAL COMMON STOCKS (Cost $87,598,243)		111,123,329

	Principal Amount
Repurchase Agreements (10.4%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $13,934,985 (Collateralized by $14,139,000 of various U.S. Government Agency Obligations, 4.125% - 5.25%, 7/11/07 - 11/2/10, market value $14,215,687)	$13,933,000	13,933,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,933,000)		13,933,000

TOTAL INVESTMENT SECURITIES (Cost $101,531,243) - 93.3% of net assets		$125,056,329

Percentages indicated are based on net assets of $133,992,352.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $37,319,250)	85	$1,580,618
E-Mini MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $32,577,510)	371	235,390

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/30/07	$54,071,815	$(814,534)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/30/07	34,342,471	(517,042)

UltraMid-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Aerospace/Defense	0.4%
Agriculture	0.1%
Airlines	0.3%
Apparel	0.5%
Auto Manufacturers	0.3%
Auto Parts & Equipment	0.7%
Banks	2.5%
Beverages	0.3%
Biotechnology	1.3%
Building Materials	0.7%
Chemicals	2.6%
Coal	0.4%
Commercial Services	3.8%

See accompanying notes to the Schedules of Portfolio Investments.

Computers	2.5%
Cosmetics/Personal Care	0.1%
Distribution/Wholesale	1.0%
Diversified Financial Services	2.0%
Electric	4.8%
Electrical Components & Equipment	0.9%
Electronics	1.9%
Engineering & Construction	0.9%
Entertainment	0.4%
Environmental Control	0.7%
Food	0.8%
Forest Products & Paper	0.6%
Gas	0.9%
Hand/Machine Tools	0.4%
Healthcare - Products	2.9%
Healthcare - Services	2.4%
Holding Companies - Diversified	0.4%
Home Builders	1.2%
Home Furnishings	0.1%
Household Products/Wares	0.6%
Insurance	4.5%
Internet	1.2%
Iron/Steel	0.6%
Leisure Time	0.1%
Lodging	0.1%
Machinery - Construction & Mining	0.4%
Machinery - Diversified	1.0%
Media	0.9%
Metal Fabricate/Hardware	1.6%
Miscellaneous Manufacturing	2.4%
Office Furnishings	0.3%
Oil & Gas	4.6%
Oil & Gas Services	1.9%
Packaging & Containers	0.4%
Pharmaceuticals	1.7%
Pipelines	0.7%
Real Estate Investment Trust	3.0%
Retail	6.9%
Savings & Loans	0.7%
Semiconductors	3.5%
Software	2.4%
Telecommunications	2.1%
Textiles	0.3%
Transportation	1.6%
Trucking & Leasing	0.2%
Water	0.2%
Other**	10.4%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraSmall-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (80.5%)
3Com Corp. * (Telecommunications)	47,300	$190,619
AAR Corp. * (Aerospace/Defense)	5,500	167,970
Aaron Rents, Inc. (Commercial Services)	6,050	171,639
ABM Industries, Inc. (Commercial Services)	8,250	232,154
Acadia Realty Trust (REIT)	9,900	266,111
Acco Brands Corp. * (Household Products/Wares)	6,600	157,080
Accredited Home Lenders * (Diversified Financial Services)	2,200	25,696
Actel Corp. * (Semiconductors)	8,250	120,780
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,300	174,900
Acuity Brands, Inc. (Miscellaneous Manufacturing)	5,500	325,160
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	3,850	144,414
Administaff, Inc. (Commercial Services)	3,300	109,527
Adolor Corp. * (Pharmaceuticals)	6,600	23,628
ADTRAN, Inc. (Telecommunications)	8,250	209,963
Advance America Cash Advance Centers, Inc. (Commercial Services)	9,900	169,686
Advanta Corp. - Class B (Diversified Financial Services)	3,850	176,407
Advent Software, Inc. * (Software)	3,300	110,748
Advisory Board Co. * (Commercial Services)	3,300	156,684
Aeroflex, Inc. * (Telecommunications)	12,100	169,884
Aeropostale, Inc. * (Retail)	6,600	271,589
Affordable Residential Communities * (REIT)	11,550	135,482
Affymetrix, Inc. * (Biotechnology)	8,250	216,727
Aftermarket Technology Corp. * (Auto Parts & Equipment)	4,950	136,769
Agile Software Corp. * (Internet)	17,050	122,590
Agilysys, Inc. (Computers)	6,050	127,232
Agree Realty Corp. (REIT)	7,150	242,385
AirTran Holdings, Inc. * (Airlines)	11,550	127,166
AK Steel Holding Corp. * (Iron/Steel)	13,200	402,864
Alaska Air Group, Inc. * (Airlines)	4,400	130,240
Alaska Communications Systems Group, Inc. (Telecommunications)	12,100	192,390
Albany International Corp. - Class A (Machinery-Diversified)	3,850	147,455
Alexion Pharmaceuticals, Inc. * (Biotechnology)	4,400	184,184
Alkermes, Inc. * (Pharmaceuticals)	11,000	180,730
Allscripts Healthcare Solutions, Inc. * (Software)	7,150	189,118
Alnylam Pharmaceuticals, Inc. * (Pharmaceuticals)	6,600	123,882

See accompanying notes to the Schedules of Portfolio Investments.

Alpha Natural Resources, Inc. * (Coal)	7,150	124,196
Alpharma, Inc. - Class A (Pharmaceuticals)	5,500	133,650
AMERCO * (Trucking & Leasing)	1,650	115,434
America’s Car-Mart, Inc. * (Retail)	6,050	77,561
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	7,700	215,214
American Campus Communities, Inc. (REIT)	7,700	235,774
American Commercial Lines, Inc. * (Transportation)	7,700	226,919
American Financial Realty Trust (REIT)	18,700	198,220
American Greetings Corp. - Class A (Household Products/Wares)	6,600	167,970
American Home Mortgage Investment Corp. (REIT)	4,950	122,661
American Medical Systems Holdings, Inc. * (Healthcare - Products)	9,900	175,527
American Physicians Capital, Inc. * (Insurance)	4,950	195,723
American Reprographics Co. * (Software)	3,850	127,820
American States Water Co. (Water)	4,950	176,418
AMERIGROUP Corp. * (Healthcare - Services)	6,050	170,187
Amkor Technology, Inc. * (Semiconductors)	13,200	184,668
AMN Healthcare Services, Inc. * (Commercial Services)	6,050	147,318
AmSurg Corp. * (Healthcare - Services)	4,950	113,603
Anaren, Inc. * (Telecommunications)	5,500	104,060
Andrew Corp. * (Telecommunications)	15,400	168,168
Anixter International, Inc. * (Telecommunications)	3,850	275,659
ANSYS, Inc. * (Software)	3,850	197,120
Apogee Enterprises, Inc. (Building Materials)	8,250	198,660
Apollo Investment Corp. (Investment Companies)	12,100	265,837
Applebee’s International, Inc. (Retail)	10,450	284,030
Applera Corp. - Celera Genomics Group * (Biotechnology)	12,650	177,100
Applied Industrial Technologies, Inc. (Machinery-Diversified)	6,600	177,342
Applied Micro Circuits Corp. * (Semiconductors)	42,900	120,549
Apria Healthcare Group, Inc. * (Healthcare - Services)	6,600	209,484
aQuantive, Inc. * (Internet)	8,800	269,367
Aquila, Inc. * (Electric)	53,350	220,336
Arbitron, Inc. (Commercial Services)	3,850	189,728
Arch Chemicals, Inc. (Chemicals)	4,400	132,968
Arena Pharmaceuticals, Inc. * (Biotechnology)	8,800	114,664
Ares Capital Corp. (Investment Companies)	11,000	197,560

See accompanying notes to the Schedules of Portfolio Investments.

Ariba, Inc. * (Internet)	12,100	106,722
Arkansas Best Corp. (Transportation)	3,300	130,020
Array BioPharma, Inc. * (Pharmaceuticals)	12,650	176,468
Arris Group, Inc. * (Telecommunications)	13,200	195,624
ArthroCare Corp. * (Healthcare - Products)	3,850	158,851
ArvinMeritor, Inc. (Auto Parts & Equipment)	9,350	193,078
Aspen Technology, Inc. * (Software)	8,250	112,035
Astec Industries, Inc. * (Machinery - Construction & Mining)	3,300	134,310
Atheros Communications * (Telecommunications)	6,600	176,814
Atlas America, Inc. * (Oil & Gas)	3,300	196,976
ATMI, Inc. * (Semiconductors)	6,050	187,127
ATP Oil & Gas Corp. * (Oil & Gas)	3,300	143,418
Atwood Oceanics, Inc. * (Oil & Gas)	3,300	207,569
Authorize.Net Holdings, Inc. (Internet)	7,150	126,126
Avid Technology, Inc. * (Software)	4,950	164,588
Avista Corp. (Electric)	8,800	207,592
Avocent Corp. * (Internet)	6,050	169,461
Axcelis Technologies, Inc. * (Semiconductors)	18,150	138,848
Baldor Electric Co. (Hand/Machine Tools)	5,500	216,645
Bally Technologies, Inc. * (Entertainment)	8,250	193,050
BE Aerospace, Inc. * (Aerospace/Defense)	9,350	342,677
Beacon Roofing Supply, Inc. * (Distribution/Wholesale)	6,600	103,818
BearingPoint, Inc. * (Commercial Services)	23,650	173,591
Belden, Inc. (Electrical Components & Equipment)	5,500	307,340
Belo Corp. - Class A (Media)	12,100	233,167
Benchmark Electronics, Inc. * (Electronics)	7,700	163,086
Berry Petroleum Co. - Class A (Oil & Gas)	4,400	149,864
Big 5 Sporting Goods Corp. (Retail)	5,500	140,800
Big Lots, Inc. * (Retail)	13,750	442,749
Bill Barrett Corp. * (Oil & Gas)	4,400	162,360
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	2,200	155,694
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	12,100	195,536
BioMed Realty Trust, Inc. (REIT)	7,700	221,067
Biosite Diagnostics, Inc. * (Healthcare - Products)	2,200	203,500
Black Hills Corp. (Electric)	5,500	218,955
Blackbaud, Inc. (Software)	7,150	157,872
Blackboard, Inc. * (Software)	4,400	150,964
Blockbuster, Inc. - Class A * (Retail)	28,600	177,320
Blue Nile, Inc. * (Internet)	3,300	155,298
Bob Evans Farms, Inc. (Retail)	6,050	222,035
Books-A-Million, Inc. (Retail)	6,050	100,914
Borders Group, Inc. (Retail)	8,250	174,158

See accompanying notes to the Schedules of Portfolio Investments.

Boston Private Financial Holdings, Inc. (Banks)	7,150	198,842
Bowater, Inc. (Forest Products & Paper)	6,600	144,474
Bowne & Co., Inc. (Commercial Services)	10,450	174,306
Brady Corp. - Class A (Electronics)	5,500	180,730
Briggs & Stratton Corp. (Machinery-Diversified)	6,050	179,503
Bright Horizons Family Solutions, Inc. * (Commercial Services)	4,400	169,928
Brightpoint, Inc. * (Distribution/Wholesale)	7,150	95,095
Bristow Group, Inc. * (Transportation)	3,850	144,760
Brocade Communications Systems, Inc. * (Computers)	51,700	505,108
Brookline Bancorp, Inc. (Savings & Loans)	17,050	203,236
Brooks Automation, Inc. * (Semiconductors)	11,550	201,779
Brown Shoe Co., Inc. (Retail)	6,600	178,068
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	3,850	241,549
Building Materials Holding Corp. (Distribution/Wholesale)	4,400	63,888
CACI International, Inc. - Class A * (Computers)	3,300	150,909
Calamos Asset Management, Inc. (Diversified Financial Services)	4,400	103,224
California Water Service Group (Water)	4,950	192,407
Callaway Golf Co. (Leisure Time)	11,550	207,438
Cambrex Corp. (Biotechnology)	6,050	146,773
Capital Bancorp Ltd. (Banks)	4,400	132,660
Capital Lease Funding, Inc. (REIT)	12,100	135,157
Capital Senior Living Corp. * (Healthcare - Services)	11,550	134,096
Carrizo Oil & Gas, Inc. * (Oil & Gas)	4,400	162,140
Carter’s, Inc. * (Apparel)	6,050	158,510
Casey’s General Stores, Inc. (Retail)	7,150	179,823
Cash America International, Inc. (Retail)	4,400	189,904
Catalina Marketing Corp. (Advertising)	6,050	191,785
Cathay Bancorp, Inc. (Banks)	7,700	252,483
Cavco Industries, Inc. * (Home Builders)	2,750	103,290
Cedar Shopping Centers, Inc. (REIT)	12,650	202,021
Celadon Group, Inc. * (Transportation)	4,950	81,477
Centene Corp. * (Healthcare - Services)	5,500	114,455
Center Financial Corp. (Banks)	7,700	125,972
Centerline Holding Company (Diversified Financial Services)	10,450	187,264
Central European Distribution Corp. * (Distribution/Wholesale)	4,400	130,900
Central Garden & Pet Co. * (Household Products/Wares)	3,300	48,873
Central Pacific Financial Corp. (Banks)	6,600	226,776

See accompanying notes to the Schedules of Portfolio Investments.

Century Aluminum Co. * (Mining)	3,300	156,123
Cenveo, Inc. * (Commercial Services)	8,250	211,613
Cepheid, Inc. * (Healthcare - Products)	9,900	112,266
Ceradyne, Inc. * (Miscellaneous Manufacturing)	3,300	194,205
CF Industries Holdings, Inc. (Chemicals)	9,900	392,930
Champion Enterprises, Inc. * (Home Builders)	11,000	113,080
Chaparral Steel Co. (Iron/Steel)	2,750	193,875
Charming Shoppes, Inc. * (Retail)	14,850	185,625
Charter Communications, Inc. - Class A * (Media)	88,000	265,759
Checkpoint Systems, Inc. * (Electronics)	6,050	133,040
Chemed Corp. (Commercial Services)	3,300	165,990
Chesapeake Corp. (Packaging & Containers)	8,250	121,770
Chittenden Corp. (Banks)	9,900	287,693
Christopher & Banks Corp. (Retail)	4,950	85,685
Cincinnati Bell, Inc. * (Telecommunications)	37,400	189,618
CIRCOR International, Inc. (Metal Fabricate/Hardware)	6,050	220,220
Cirrus Logic, Inc. * (Semiconductors)	14,300	118,404
CKE Restaurants, Inc. (Retail)	8,800	178,728
Clarcor, Inc. (Miscellaneous Manufacturing)	6,600	208,164
CLECO Corp. (Electric)	9,350	262,361
Cleveland-Cliffs, Inc. (Iron/Steel)	2,750	190,548
CMGI, Inc. * (Internet)	83,600	175,560
CNET Networks, Inc. * (Internet)	19,250	162,278
Coeur d’Alene Mines Corp. * (Mining)	34,650	141,719
Cogent, Inc. * (Electronics)	6,050	84,942
Cognex Corp. (Machinery-Diversified)	6,600	142,230
Coherent, Inc. * (Electronics)	4,400	138,116
Coinmatch Service Corp. - Class A (Commercial Services)	13,200	139,656
Coinstar, Inc. * (Commercial Services)	4,950	153,896
Comfort Systems USA, Inc. (Building Materials)	7,700	96,173
Commscope, Inc. * (Telecommunications)	6,600	307,889
Community Bank System, Inc. (Banks)	9,900	202,950
Compass Minerals International, Inc. (Mining)	7,150	245,531
Comstock Resources, Inc. * (Oil & Gas)	5,500	155,925
Comtech Telecommunications Corp. * (Telecommunications)	3,300	124,905
Conexant Systems, Inc. * (Semiconductors)	61,050	94,628
Consolidated Communications Holdings, Inc. (Telecommunications)	7,150	142,214
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	10,450	201,999
Corinthian Colleges, Inc. * (Commercial Services)	12,100	167,343

See accompanying notes to the Schedules of Portfolio Investments.

Cornell Companies, Inc. * (Commercial Services)	7,700	184,184
Corus Bankshares, Inc. (Banks)	6,050	101,701
CoStar Group, Inc. * (Commercial Services)	2,750	134,228
Covad Communications Group, Inc. * (Internet)	41,800	38,874
Cox Radio, Inc. - Class A * (Media)	11,550	163,086
Cross Country Healthcare, Inc. * (Commercial Services)	7,150	140,784
Crosstex Energy, Inc. (Oil & Gas)	4,950	148,748
CSG Systems International, Inc. * (Software)	6,600	176,748
CT Communications, Inc. (Telecommunications)	7,150	174,532
CTS Corp. (Electronics)	9,350	122,298
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	7,700	165,165
Cumulus Media, Inc. - Class A * (Media)	11,550	108,455
Curtiss-Wright Corp. (Aerospace/Defense)	5,500	236,994
CV Therapeutics, Inc. * (Pharmaceuticals)	7,700	64,911
Cymer, Inc. * (Electronics)	4,950	200,525
Daktronics, Inc. (Electronics)	5,500	125,290
Delta & Pine Land Co. (Agriculture)	5,500	226,820
Delta Petroleum Corp. * (Oil & Gas)	8,250	178,943
Deluxe Corp. (Commercial Services)	7,700	291,444
DepoMed, Inc. * (Pharmaceuticals)	16,500	56,760
DeVry, Inc. (Commercial Services)	7,700	254,022
DiamondRock Hospitality Co. (REIT)	13,750	251,488
Digene Corp. * (Biotechnology)	2,750	126,088
Digital River, Inc. * (Internet)	4,400	257,532
Dime Community Bancshares, Inc. (Savings & Loans)	14,850	197,654
Diodes, Inc. * (Semiconductors)	3,300	121,836
DJO, Inc. * (Healthcare - Products)	3,300	128,898
Dobson Communications Corp. - Class A * (Telecommunications)	19,800	180,378
Dollar Thrifty Automotive Group, Inc. * (Commercial Services)	3,850	180,488
Dover Downs Gaming & Entertainment, Inc. (Entertainment)	5,500	71,555
Dress Barn, Inc. * (Retail)	6,050	120,456
Drill-Quip, Inc. * (Oil & Gas Services)	3,300	166,650
DSW, Inc. - Class A * (Retail)	3,300	127,908
DTS, Inc. * (Home Furnishings)	6,050	135,399
Duquesne Light Holdings, Inc. (Electric)	12,650	252,241
Dycom Industries, Inc. * (Engineering & Construction)	6,050	156,756
EarthLink, Inc. * (Internet)	18,700	143,242
Eclipsys Corp. * (Software)	6,600	123,684
Education Realty Trust, Inc. (REIT)	9,900	140,976
eFunds Corp. * (Software)	6,600	184,140
EGL, Inc. * (Transportation)	4,400	174,592
El Paso Electric Co. * (Electric)	9,350	246,840
Electronics for Imaging, Inc. * (Computers)	7,700	205,359

See accompanying notes to the Schedules of Portfolio Investments.

EMCOR Group, Inc. * (Engineering & Construction)	3,850	241,357
Emmis Communications Corp. (Media)	6,050	60,440
Empire District Electric Co. (Electric)	11,000	271,700
EMS Technologies, Inc. * (Telecommunications)	6,050	113,619
Emulex Corp. * (Semiconductors)	10,450	219,241
Encore Acquisition Co. * (Oil & Gas)	7,150	190,976
Encore Wire Corp. (Electrical Components & Equipment)	3,300	91,410
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	4,950	175,280
Energy Partners, Ltd. * (Oil & Gas)	5,500	91,905
EnerSys * (Electrical Components & Equipment)	8,250	134,393
EnPro Industries, Inc. * (Miscellaneous Manufacturing)	3,300	124,278
Entegris, Inc. * (Semiconductors)	19,800	232,055
Entravision Communications Corp. * (Media)	13,750	134,888
Enzo Biochem, Inc. * (Biotechnology)	7,150	120,192
Epicor Software Corp. * (Software)	9,900	143,550
Equinix, Inc. * (Internet)	3,300	275,450
Equity Inns, Inc. (REIT)	12,650	216,315
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	3,300	150,348
eSPEED, Inc. - Class A * (Diversified Financial Services)	14,300	132,418
Esterline Technologies Corp. * (Aerospace/Defense)	3,850	160,661
Ethan Allen Interiors, Inc. (Home Furnishings)	3,850	135,905
Euronet Worldwide, Inc. * (Commercial Services)	4,950	137,858
Evergreen Energy, Inc. * (Energy - Alternate Sources)	9,350	56,381
Evergreen Solar, Inc. * (Energy - Alternate Sources)	9,350	91,350
Exelixis, Inc. * (Biotechnology)	13,750	147,675
Extra Space Storage, Inc. (REIT)	10,450	195,520
F.N.B. Corp. (Banks)	15,950	267,641
FairPoint Communications, Inc. (Telecommunications)	8,250	154,770
Federal Signal Corp. (Miscellaneous Manufacturing)	8,250	130,268
FelCor Lodging Trust, Inc. (REIT)	10,450	266,788
FiberTower Corp. * (Telecommunications)	8,800	39,688
Fieldstone Investment Corp. (REIT)	13,750	51,288
Financial Federal Corp. (Diversified Financial Services)	4,950	130,086
Finisar Corp. * (Telecommunications)	31,350	113,487
First BanCorp. (Banks)	14,300	179,322
First Commonwealth Financial Corp. (Banks)	17,600	195,888
First Community Bancorp - Class A (Banks)	3,850	211,211
First Indiana Corp. (Banks)	8,800	170,896

See accompanying notes to the Schedules of Portfolio Investments.

First Midwest Bancorp, Inc. (Banks)	8,250	296,504
First Niagara Financial Group, Inc. (Savings & Loans)	17,050	231,880
First Potomac Realty Trust (REIT)	6,600	170,346
First Republic Bank (Banks)	4,400	238,040
First State Bancorporation (Banks)	9,350	195,509
Fleetwood Enterprises, Inc. * (Home Builders)	12,650	105,375
FLIR Systems, Inc. * (Electronics)	8,250	334,042
Florida East Coast Industries, Inc. (Transportation)	4,400	310,243
Flow International Corp. * (Machinery-Diversified)	7,700	89,628
Flowers Foods, Inc. (Food)	6,600	205,854
FormFactor, Inc. * (Semiconductors)	5,500	227,095
Forward Air Corp. (Transportation)	4,400	134,244
Fossil, Inc. * (Household Products/Wares)	7,150	201,416
Foundry Networks, Inc. * (Telecommunications)	17,600	266,111
FPIC Insurance Group, Inc. * (Insurance)	3,850	177,331
Franklin Bank Corp. Houston * (Savings & Loans)	9,350	145,860
Freightcar America, Inc. (Miscellaneous Manufacturing)	2,200	109,472
Fremont General Corp. (Banks)	8,250	62,288
Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	18,150	100,733
FTI Consulting, Inc. * (Commercial Services)	5,500	202,235
FuelCell Energy, Inc. * (Energy - Alternate Sources)	10,450	73,568
Fuller (H.B.) Co. (Chemicals)	3,850	98,445
GAMCO Investors, Inc. - Class A (Diversified Financial Services)	3,850	175,637
Gaylord Entertainment Co. * (Lodging)	4,950	271,260
Gemstar-TV Guide International, Inc. * (Media)	41,250	183,150
GenCorp, Inc. * (Aerospace/Defense)	8,800	117,216
General Cable Corp. * (Electrical Components & Equipment)	6,050	347,511
General Communication, Inc. - Class A * (Telecommunications)	12,100	172,183
Genesco, Inc. * (Retail)	3,300	167,244
Genesee & Wyoming, Inc. - Class A * (Transportation)	4,950	134,591
Genesis Healthcare Corp. * (Healthcare - Services)	2,750	176,000
Gevity HR, Inc. (Commercial Services)	4,400	82,060
Giant Industries, Inc. * (Oil & Gas)	2,200	164,934
Gibraltar Industries, Inc. (Iron/Steel)	4,400	98,120
GMH Communities Trust (REIT)	11,000	110,440
Graftech International, Ltd. * (Electrical Components & Equipment)	17,050	170,159
Granite Construction, Inc. (Engineering & Construction)	4,400	265,055

See accompanying notes to the Schedules of Portfolio Investments.

Great Wolf Resorts, Inc. * (Entertainment)	9,350	118,652
Greater Bay Bancorp (Banks)	8,800	226,952
Green Mountain Coffee Roasters, Inc. * (Beverages)	3,300	201,696
Greenhill & Co., Inc. (Diversified Financial Services)	2,200	139,150
Greif Brothers Corp. - Class A (Packaging & Containers)	4,400	244,640
Grey Wolf, Inc. * (Oil & Gas)	24,200	173,272
Group 1 Automotive, Inc. (Retail)	2,750	112,750
GSI Commerce, Inc. * (Internet)	7,700	170,170
GUESS?, Inc. (Apparel)	5,500	216,700
Guitar Center, Inc. * (Retail)	3,300	152,790
Gulf Island Fabrication, Inc. (Oil & Gas Services)	7,700	231,231
Haemonetics Corp. * (Healthcare - Products)	3,300	157,872
Hancock Holding Co. (Banks)	4,400	172,128
Hanmi Financial Corp. (Banks)	9,900	162,459
Hanover Compressor Co. * (Oil & Gas Services)	12,100	261,722
Haverty Furniture Cos., Inc. (Retail)	8,250	105,270
Headwaters, Inc. * (Energy - Alternate Sources)	5,500	119,184
Healthcare Realty Trust, Inc. (REIT)	6,600	224,796
Healthcare Services Group, Inc. (Commercial Services)	7,700	215,600
HealthExtras, Inc. * (Pharmaceuticals)	3,850	119,158
Healthways, Inc. * (Healthcare - Services)	4,400	186,648
Heartland Express, Inc. (Transportation)	8,800	151,624
HEICO Corp. (Aerospace/Defense)	4,950	178,943
Heidrick & Struggles International, Inc. * (Commercial Services)	3,850	181,643
Hercules, Inc. * (Chemicals)	14,300	269,411
Herman Miller, Inc. (Office Furnishings)	8,250	283,883
Hexcel Corp. * (Aerospace/Defense Equipment)	12,100	262,570
Hibbett Sports, Inc. * (Retail)	5,500	160,325
Highland Hospitality Corp. (REIT)	13,750	261,938
Hologic, Inc. * (Healthcare - Products)	4,950	284,872
HomeBanc Corp. (REIT)	22,550	63,140
Horace Mann Educators Corp. (Insurance)	11,000	231,440
Horizon Health Corp. * (Healthcare - Services)	5,500	106,535
Houston Exploration Co. * (Oil & Gas)	3,300	182,721
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	6,050	145,139
Hub Group, Inc. - Class A * (Transportation)	6,600	237,600
Human Genome Sciences, Inc. * (Biotechnology)	17,050	183,629
Huron Consulting Group, Inc. * (Commercial Services)	3,300	199,815
Hutchinson Technology, Inc. * (Computers)	4,400	83,600

See accompanying notes to the Schedules of Portfolio Investments.

Hydril * (Oil & Gas Services)	2,200	213,004
Iconix Brand Group, Inc. * (Apparel)	6,600	132,858
ICU Medical, Inc. * (Healthcare - Products)	2,750	114,813
IDACORP, Inc. (Electric)	6,600	227,370
IDT Corp. - Class B (Telecommunications)	8,800	97,240
IKON Office Solutions, Inc. (Office/Business Equipment)	13,200	197,472
Illumina, Inc. * (Biotechnology)	5,500	179,465
Imation Corp. (Computers)	4,400	162,404
Immucor, Inc. * (Healthcare - Products)	8,800	287,143
IMPAC Mortgage Holdings, Inc. (REIT)	11,000	61,050
Informatica Corp. * (Software)	11,000	161,920
Infospace, Inc. * (Internet)	4,400	112,904
InnKeepers USA Trust (REIT)	10,450	183,607
Input/Output, Inc. * (Oil & Gas Services)	11,000	153,890
Insight Enterprises, Inc. * (Retail)	7,700	152,614
Insituform Technologies, Inc. - Class A * (Engineering & Construction)	4,950	100,980
Interdigital Communications Corp. * (Telecommunications)	6,600	217,007
Interline Brands, Inc. * (Building Materials)	4,950	108,207
Intermec, Inc. * (Machinery-Diversified)	6,050	135,097
International Coal Group, Inc. * (Coal)	16,500	92,235
International Securities Exchange Holdings, Inc. (Diversified Financial Services)	4,950	330,115
Intervest Bancshares Corp. * (Banks)	3,850	98,021
Invacare Corp. (Healthcare - Products)	4,950	92,268
inVentiv Health, Inc. * (Advertising)	4,400	166,980
Inverness Medical Innovations, Inc. * (Healthcare - Products)	4,400	176,220
Iowa Telecommunications Services, Inc. (Telecommunications)	9,350	189,899
iPCS, Inc. * (Telecommunications)	2,750	137,775
Isis Pharmaceuticals, Inc. * (Pharmaceuticals)	15,400	157,542
Itron, Inc. * (Electronics)	2,750	185,185
j2 Global Communications, Inc. * (Internet)	6,050	173,998
Jack Henry & Associates, Inc. (Computers)	10,450	248,187
Jack in the Box, Inc. * (Retail)	4,950	329,768
Jackson Hewitt Tax Service, Inc. (Commercial Services)	4,950	136,521
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	5,500	132,165
Jer Investors Trust, Inc. (REIT)	9,900	174,339
JetBlue Airways Corp. * (Airlines)	19,800	196,218
Journal Communications, Inc. - Class A (Media)	12,650	170,649
K-V Pharmaceutical Co. * (Pharmaceuticals)	6,600	171,666

See accompanying notes to the Schedules of Portfolio Investments.

K2, Inc. * (Leisure Time)	11,550	174,290
Kadant, Inc. * (Machinery-Diversified)	5,500	150,975
Kaman Corp. (Aerospace/Defense)	6,050	150,040
KEMET Corp. * (Electronics)	13,200	111,936
Kensey Nash Corp. * (Healthcare - Products)	3,850	99,022
Keryx Biopharmaceuticals, Inc. * (Biotechnology)	8,250	84,150
Keystone Automotive Industries, Inc. * (Auto Parts & Equipment)	3,300	109,758
Kimball International, Inc. - Class B (Home Furnishings)	9,350	168,300
Kindred Healthcare, Inc. * (Healthcare - Services)	4,400	153,648
KKR Financial Corp. (REIT)	9,350	249,739
Knight Capital Group, Inc. - Class A * (Diversified Financial Services)	13,200	213,840
Knight Transportation, Inc. (Transportation)	8,250	160,628
Komag, Inc. * (Computers)	3,850	105,914
Korn/Ferry International * (Commercial Services)	7,150	168,526
Kronos, Inc. * (Computers)	3,850	210,094
Kyphon, Inc. * (Healthcare - Products)	5,500	256,354
Labor Ready, Inc. * (Commercial Services)	7,150	155,155
LaBranche & Co., Inc. * (Diversified Financial Services)	8,250	67,155
Laclede Group, Inc. (Gas)	7,700	241,703
Lance, Inc. (Food)	6,050	133,887
Landauer, Inc. (Commercial Services)	3,300	154,770
Lattice Semiconductor Corp. * (Semiconductors)	19,250	105,105
Lawson Software, Inc. * (Software)	18,700	166,430
LCA-Vision, Inc. (Healthcare - Products)	2,750	115,418
Lear Corp. * (Auto Parts & Equipment)	8,250	302,939
Lee Enterprises, Inc. (Media)	7,150	187,187
LIFE TIME FITNESS, Inc. * (Leisure Time)	4,400	226,160
Lifecell Corp. * (Biotechnology)	4,950	145,530
Lindsay Manufacturing Co. (Machinery-Diversified)	4,400	134,420
Littelfuse, Inc. * (Electrical Components & Equipment)	3,850	154,424
Live Nation, Inc. * (Commercial Services)	8,250	167,393
LKQ Corp. * (Distribution/Wholesale)	7,150	161,447
Lodgian, Inc. * (Lodging)	8,250	114,015
Lone Star Technologies, Inc. * (Oil & Gas Services)	3,850	255,679
Longs Drug Stores Corp. (Retail)	3,850	210,749
LTC Properties, Inc. (REIT)	9,900	248,193
Lufkin Industries, Inc. (Oil & Gas Services)	2,200	136,884
Luminent Mortgage Capital, Inc. (REIT)	13,750	113,575
Luminex Corp. * (Healthcare - Products)	7,150	99,028

See accompanying notes to the Schedules of Portfolio Investments.

Macrovision Corp. * (Entertainment)	7,150	173,531
Magellan Health Services, Inc. * (Healthcare - Services)	4,400	188,760
Maguire Properties, Inc. (REIT)	5,500	198,165
Manhattan Associates, Inc. * (Computers)	6,600	190,872
Mariner Energy, Inc. * (Oil & Gas)	9,350	210,842
Martek Biosciences Corp. * (Biotechnology)	4,400	94,996
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	6,600	194,898
MasTec, Inc. * (Telecommunications)	7,150	82,011
Mattson Technology, Inc. * (Semiconductors)	11,000	111,210
Maxwell Technologies, Inc. * (Computers)	5,500	66,825
McCormick & Schmick’s Seafood Restaurants, Inc. * (Retail)	5,500	147,235
MCG Capital Corp. (Investment Companies)	9,900	174,438
McMoRan Exploration Co. * (Oil & Gas)	6,050	77,985
Meadowbrook Insurance Group, Inc. * (Insurance)	15,400	171,094
Medarex, Inc. * (Pharmaceuticals)	17,050	233,414
Media General, Inc. - Class A (Media)	3,850	141,449
Medical Action Industries, Inc. * (Healthcare - Products)	7,150	162,877
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	6,600	200,640
Mentor Corp. (Healthcare - Products)	4,400	171,204
Mentor Graphics Corp. * (Computers)	11,000	177,980
Meridian Bioscience, Inc. (Healthcare - Products)	4,400	130,812
Merit Medical Systems, Inc. * (Healthcare - Products)	8,250	95,123
Meritage Homes Corp. * (Home Builders)	2,750	95,728
Metal Management, Inc. (Environmental Control)	3,850	185,070
MGI Pharma, Inc. * (Pharmaceuticals)	9,900	217,997
Micrel, Inc. * (Semiconductors)	12,100	151,855
Micros Systems, Inc. * (Computers)	4,950	271,259
Microsemi Corp. * (Semiconductors)	8,800	203,368
MicroStrategy, Inc. - Class A * (Software)	1,100	125,136
MKS Instruments, Inc. * (Semiconductors)	6,050	163,048
Mobile Mini, Inc. * (Storage/Warehousing)	5,500	164,835
Modine Manufacturing Co. (Auto Parts & Equipment)	5,500	127,215
Moog, Inc. - Class A * (Aerospace/Defense)	4,950	210,474
Movado Group, Inc. (Retail)	5,500	181,060
MPS Group, Inc. * (Commercial Services)	13,200	180,708
MTS Systems Corp. (Computers)	3,300	140,283
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,950	162,360

See accompanying notes to the Schedules of Portfolio Investments.

Myriad Genetics, Inc. * (Biotechnology)	6,050	221,127
Nara Bancorp, Inc. (Banks)	8,800	145,288
NATCO Group, Inc. - Class A * (Oil & Gas Services)	3,300	126,060
National Financial Partners (Diversified Financial Services)	4,950	228,046
Navigant Consulting Co. * (Commercial Services)	6,050	116,039
Navistar International Corp. * (Auto Manufacturers)	7,700	427,581
NBTY, Inc. * (Pharmaceuticals)	6,600	326,105
NCI Building Systems, Inc. * (Building Materials)	2,750	137,418
Nektar Therapeutics * (Biotechnology)	11,000	136,070
NetBank, Inc. (Internet)	21,450	41,613
Netflix, Inc. * (Internet)	5,500	121,935
NETGEAR, Inc. * (Telecommunications)	4,950	166,370
NewAlliance Bancshares, Inc. (Savings & Loans)	18,150	283,321
Newcastle Investment Corp. (REIT)	6,600	192,786
NewMarket Corp. (Chemicals)	2,750	129,608
Newport Corp. * (Telecommunications)	7,700	120,813
Nordson Corp. (Machinery-Diversified)	3,850	176,446
NorthStar Realty Finance Corp. (REIT)	12,100	179,080
NorthWestern Corp. (Electric)	6,050	212,597
Novastar Financial, Inc. (REIT)	4,400	32,384
Nu Skin Enterprises, Inc. (Retail)	9,900	171,567
Nuance Communications, Inc. * (Software)	15,400	237,313
NuCo2, Inc. * (Distribution/Wholesale)	4,950	123,255
NuVasive, Inc. * (Healthcare - Products)	6,600	170,082
Nuvelo, Inc. * (Pharmaceuticals)	8,250	30,938
O’Charley’s, Inc. * (Retail)	9,350	197,379
Odyssey Healthcare, Inc. * (Healthcare - Services)	6,600	88,044
Ohio Casualty Corp. (Insurance)	8,800	278,431
Oil States International, Inc. * (Oil & Gas Services)	5,500	186,615
Old Dominion Freight Line, Inc. * (Transportation)	3,850	113,806
Old National Bancorp (Banks)	13,750	245,850
Olin Corp. (Chemicals)	9,350	160,259
OM Group, Inc. * (Chemicals)	3,850	202,241
OMEGA Healthcare Investors, Inc. (REIT)	14,300	240,240
OmniVision Technologies, Inc. * (Semiconductors)	6,600	89,232
ON Semiconductor Corp. * (Semiconductors)	21,450	229,729
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	7,150	191,334
Openwave Systems, Inc. * (Internet)	12,100	88,935

See accompanying notes to the Schedules of Portfolio Investments.

Opsware, Inc. * (Internet)	13,750	110,413
Orbital Sciences Corp. * (Aerospace/Defense)	8,800	183,656
Oriental Financial Group, Inc. (Banks)	12,650	146,361
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	6,600	229,019
Owens & Minor, Inc. (Distribution/Wholesale)	5,500	194,425
P.F. Chang’s China Bistro, Inc. * (Retail)	3,850	147,263
Pacer International, Inc. (Transportation)	5,500	140,525
Pacific Sunwear of California, Inc. * (Retail)	8,800	184,184
Palm, Inc. * (Computers)	10,450	176,396
Palomar Medical Technologies, Inc. * (Healthcare - Products)	2,750	112,585
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	4,950	133,304
Parallel Petroleum Corp. * (Oil & Gas)	6,050	139,816
Parametric Technology Corp. * (Software)	14,850	263,884
PAREXEL International Corp. * (Commercial Services)	4,950	194,436
Parker Drilling Co. * (Oil & Gas)	15,950	173,217
Pathmark Stores, Inc. * (Food)	12,100	152,702
Payless ShoeSource, Inc. * (Retail)	7,700	245,629
Peet’s Coffee & Tea, Inc. * (Beverages)	4,400	114,136
Penn Virginia Corp. (Oil & Gas)	2,750	220,137
Penwest Pharmaceuticals Co. * (Pharmaceuticals)	4,950	59,301
Pericom Semiconductor Corp. * (Semiconductors)	14,850	148,649
Perot Systems Corp. - Class A * (Computers)	11,550	206,745
Perrigo Co. (Pharmaceuticals)	11,000	209,000
Perry Ellis International, Inc. * (Apparel)	8,250	273,900
Petrohawk Energy Corp. * (Oil & Gas)	9,900	143,055
PFF Bancorp, Inc. (Savings & Loans)	7,700	216,678
PHH Corp. * (Commercial Services)	6,600	201,300
Phillips-Van Heusen Corp. (Apparel)	6,600	368,940
Photronics, Inc. * (Semiconductors)	7,700	115,885
Pier 1 Imports, Inc. (Retail)	12,650	95,508
Pilgrim’s Pride Corp. (Food)	4,950	180,725
Pinnacle Entertainment, Inc. * (Entertainment)	6,050	169,884
Pioneer Drilling Co. * (Oil & Gas)	7,150	98,027
Piper Jaffray * (Diversified Financial Services)	2,750	175,478
Placer Sierra Bancshares (Banks)	7,150	198,270
Plantronics, Inc. (Telecommunications)	6,050	151,916
Plexus Corp. * (Electronics)	5,500	115,280
PNM Resources, Inc. (Electric)	9,350	304,343
Polaris Industries, Inc. (Leisure Time)	4,950	250,123
Polycom, Inc. * (Telecommunications)	10,450	347,984
PolyMedica Corp. (Healthcare - Products)	3,300	133,452

See accompanying notes to the Schedules of Portfolio Investments.

PolyOne Corp. * (Chemicals)	14,850	97,416
Portfolio Recovery Associates, Inc. * (Diversified Financial Services)	2,750	153,038
Potlatch Corp. (Forest Products & Paper)	4,950	214,781
Powerwave Technologies, Inc. * (Telecommunications)	14,850	92,516
Preferred Bank (Banks)	8,800	322,079
Premiere Global Services, Inc. * (Telecommunications)	14,300	174,031
Priceline.com, Inc. * (Internet)	3,850	214,214
PrivateBancorp, Inc. (Banks)	4,950	162,509
ProAssurance Corp. * (Insurance)	4,950	266,508
Progenics Pharmaceuticals, Inc. * (Pharmaceuticals)	4,950	119,790
Progress Software Corp. * (Software)	6,050	182,287
Prosperity Bancshares, Inc. (Banks)	6,600	228,954
PSS World Medical, Inc. * (Healthcare - Products)	9,350	187,935
Psychiatric Solutions, Inc. * (Healthcare - Services)	6,600	231,461
Quanex Corp. (Metal Fabricate/Hardware)	4,400	189,332
Quantum Corp. * (Computers)	38,500	105,875
Quest Resource Corp. * (Oil & Gas)	7,700	73,920
Quest Software, Inc. * (Software)	9,350	159,044
Quiksilver, Inc. * (Apparel)	15,400	204,820
Rackable Systems, Inc. * (Computers)	3,300	38,808
Radio One, Inc. - Class D * (Media)	14,850	104,841
RadiSys Corp. * (Computers)	5,500	83,380
Ralcorp Holdings, Inc. * (Food)	3,850	253,368
Ramco-Gershenson Properties Trust (REIT)	8,800	325,599
RBC Bearings, Inc. * (Metal Fabricate/Hardware)	5,500	209,055
RCN Corp. * (Telecommunications)	6,600	178,332
RealNetworks, Inc. * (Internet)	13,750	103,813
Red Robin Gourmet Burgers, Inc. * (Retail)	2,750	108,900
Regal-Beloit Corp. (Hand/Machine Tools)	3,850	177,562
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	7,700	209,440
Regis Corp. (Retail)	5,500	210,265
Rent-A-Center, Inc. * (Commercial Services)	8,250	229,680
Rentech, Inc. * (Environmental Control)	21,450	51,480
Republic Property Trust (REIT)	15,400	173,558
Resources Connection, Inc. * (Commercial Services)	6,600	199,122
Rewards Network, Inc. * (Commercial Services)	12,650	50,094
RF Micro Devices, Inc. * (Telecommunications)	23,650	147,813
Rofin-Sinar Technologies, Inc. * (Electronics)	2,750	182,270
Rogers Corp. * (Electronics)	2,750	124,685
RTI International Metals, Inc. * (Mining)	2,750	259,242

See accompanying notes to the Schedules of Portfolio Investments.

Ruby Tuesday, Inc. (Retail)	7,700	206,052
Rush Enterprises, Inc. * (Retail)	6,050	125,840
Ryerson, Inc. (Iron/Steel)	3,850	158,389
Safety Insurance Group, Inc. (Insurance)	3,300	132,198
Saia, Inc. * (Transportation)	3,850	107,954
Salix Pharmaceuticals, Ltd. * (Pharmaceuticals)	8,250	107,415
ScanSource, Inc. * (Distribution/Wholesale)	4,950	142,164
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	3,300	171,303
Sciele Pharma, Inc. * (Pharmaceuticals)	4,400	108,768
Seabright Insurance Holdings * (Insurance)	7,150	132,776
Select Comfort Corp. * (Retail)	6,600	122,364
Semtech Corp. * (Semiconductors)	10,450	150,689
Shuffle Master, Inc. * (Entertainment)	4,950	84,299
Signature Bank * (Banks)	6,600	207,636
Silicon Image, Inc. * (Semiconductors)	13,200	115,632
Simpson Manufacturing Co., Inc. (Building Materials)	4,950	159,242
Sinclair Broadcast Group, Inc. - Class A (Media)	14,300	233,518
SiRF Technology Holdings, Inc. * (Semiconductors)	6,050	146,773
Sirona Dental Systems, Inc. (Healthcare - Products)	2,750	90,778
Skyline Corp. (Home Builders)	3,850	126,473
SkyWest, Inc. (Airlines)	7,700	209,517
Skyworks Solutions, Inc. * (Semiconductors)	22,000	151,580
Sohu.com, Inc. * (Internet)	3,850	97,482
Sonic Corp. * (Retail)	11,000	246,839
SonicWALL, Inc. * (Internet)	12,100	98,736
SonoSite, Inc. * (Healthcare - Products)	3,300	95,634
Sonus Networks, Inc. * (Telecommunications)	32,450	250,838
Sotheby’s (Commercial Services)	7,150	369,082
Southwest Bancorp, Inc. (Banks)	8,800	215,600
Southwest Gas Corp. (Water)	9,900	134,541
Spartan Stores, Inc. (Food)	8,250	212,520
Spartech Corp. (Chemicals)	6,600	185,196
Spherion Corp. * (Commercial Services)	11,550	98,753
Spirit Finance Corp. (REIT)	19,250	277,007
SPSS, Inc. * (Software)	3,300	120,978
SRA International, Inc. - Class A * (Computers)	4,950	120,929
Stage Stores, Inc. (Retail)	6,600	145,530
Stamps.com, Inc. * (Internet)	3,300	46,563
Standex International Corp. (Miscellaneous Manufacturing)	6,050	165,528
Stepan Co. (Chemicals)	4,950	141,768
STERIS Corp. (Healthcare - Products)	8,250	210,870
Sterling Bancorp (Banks)	8,800	152,328
Sterling Bancshares, Inc. (Banks)	18,700	213,741

See accompanying notes to the Schedules of Portfolio Investments.

Sterling Financial Corp. - Spokane (Savings & Loans)	6,050	178,354
Steven Madden, Ltd. (Apparel)	3,850	114,538
Stone Energy Corp. * (Oil & Gas)	3,300	97,779
Strategic Hotels & Resorts, Inc. (REIT)	10,450	226,243
Strayer Education, Inc. (Commercial Services)	1,650	205,161
Sun-Times Media Group, Inc. - Class A (Media)	19,250	117,425
Sunrise Assisted Living, Inc. * (Healthcare - Services)	5,500	210,595
Sunstone Hotel Investors, Inc. (REIT)	8,250	235,290
Superior Essex, Inc. * (Electrical Components & Equipment)	3,850	137,445
SVB Financial Group * (Banks)	5,500	281,709
Swift Energy Co. * (Oil & Gas)	3,850	156,503
SWS Group, Inc. (Diversified Financial Services)	8,250	214,417
Sybase, Inc. * (Software)	10,450	252,785
Sycamore Networks, Inc. * (Telecommunications)	30,800	113,036
Sykes Enterprises, Inc. * (Computers)	6,050	111,683
Symyx Technologies, Inc. * (Chemicals)	6,050	69,636
Take-Two Interactive Software, Inc. * (Software)	9,900	189,783
TALX Corp. (Computers)	4,950	170,726
Tanger Factory Outlet Centers, Inc. (REIT)	6,600	267,563
Technitrol, Inc. (Electronics)	6,600	177,078
Tekelec * (Telecommunications)	9,350	134,079
Teledyne Technologies, Inc. * (Aerospace/Defense)	4,950	218,345
Telik, Inc. * (Biotechnology)	8,800	52,536
Tempur-Pedic International, Inc. (Home Furnishings)	7,700	199,969
Tenneco Automotive, Inc. * (Auto Parts & Equipment)	6,050	181,198
Tessera Technologies, Inc. * (Semiconductors)	6,600	282,413
Tetra Tech, Inc. * (Environmental Control)	8,800	183,216
Texas Industries, Inc. (Building Materials)	2,750	209,468
Texas Roadhouse, Inc. - Class A * (Retail)	9,900	144,738
The BISYS Group, Inc. * (Computers)	11,000	127,270
The Cato Corp. - Class A (Retail)	5,500	118,855
The Children’s Place Retail Stores, Inc. * (Retail)	2,750	145,393
The Commerce Group, Inc. (Insurance)	7,700	251,097
The Finish Line, Inc. - Class A (Retail)	7,700	101,563
The Genlyte Group, Inc. * (Building Materials)	3,300	257,432
The Geo Group, Inc. * (Commercial Services)	4,950	253,439
The Gymboree Corp. * (Apparel)	4,400	167,992

See accompanying notes to the Schedules of Portfolio Investments.

The Hain Celestial Group, Inc. * (Food)	5,500	165,165
The Medicines Co. * (Pharmaceuticals)	8,250	187,935
The Men’s Wearhouse, Inc. (Retail)	5,500	237,985
The Nautilus Group, Inc. (Leisure Time)	6,600	91,146
The Pantry, Inc. * (Retail)	2,750	123,723
The Phoenix Cos., Inc. (Insurance)	14,850	221,265
The Standard Register Co. (Household Products/Wares)	10,450	130,207
The Steak n Shake Co. * (Retail)	8,250	133,403
The Stride Rite Corp. (Apparel)	12,100	170,610
The Timberland Co. - Class A * (Apparel)	6,600	170,346
The Topps Co., Inc. (Toys/Games/Hobbies)	17,050	168,966
The TriZetto Group, Inc. * (Internet)	8,800	171,424
The Ultimate Software Group, Inc. * (Software)	4,950	136,620
The Warnaco Group, Inc. * (Apparel)	7,150	202,202
Thoratec Corp. * (Healthcare - Products)	7,700	151,074
THQ, Inc. * (Software)	7,700	256,948
Tibco Software, Inc. * (Internet)	26,400	240,768
Time Warner Telecom, Inc. - Class A * (Telecommunications)	9,900	202,950
Transaction Systems Architect, Inc. * (Software)	4,400	139,612
Tredegar Corp. (Miscellaneous Manufacturing)	7,700	179,949
TreeHouse Foods, Inc. * (Food)	5,500	165,770
Triarc Cos., Inc. (Retail)	12,100	196,867
Trico Marine Services, Inc. * (Oil & Gas Services)	4,400	170,324
Trident Microsystems, Inc. * (Software)	7,700	163,471
TriQuint Semiconductor, Inc. * (Semiconductors)	26,400	136,488
Trump Entertainment Resorts, Inc. * (Lodging)	6,050	98,192
TTM Technologies, Inc. * (Electronics)	7,150	65,637
Tupperware Corp. (Household Products/Wares)	9,350	262,922
Tween Brands, Inc. * (Retail)	3,850	150,766
Tyler Technologies, Inc. * (Computers)	11,000	131,450
U-Store-It Trust (REIT)	8,800	162,008
UAP Holding Corp. (Chemicals)	7,700	213,059
UCBH Holdings, Inc. (Banks)	14,300	256,828
Umpqua Holdings Corp. (Banks)	9,350	233,189
Under Armour, Inc. - Class A * (Retail)	2,750	138,875
United Fire & Casualty Co. (Insurance)	4,400	161,700
United Natural Foods, Inc. * (Food)	5,500	171,545
United Online, Inc. (Internet)	10,450	150,794
United Stationers, Inc. *	3,850	229,152

(Distribution/Wholesale)

See accompanying notes to the Schedules of Portfolio Investments.

United Therapeutics Corp. * (Pharmaceuticals)	2,750	153,753
Universal Compression Holdings, Inc. * (Oil & Gas Services)	3,300	219,681
Universal Corp. (Agriculture)	4,400	275,792
Universal Forest Products, Inc. (Building Materials)	2,200	102,212
USA Mobility, Inc. (Telecommunications)	4,950	105,732
USEC, Inc. * (Mining)	12,100	244,057
UTStarcom, Inc. * (Telecommunications)	17,050	121,737
Vail Resorts, Inc. * (Entertainment)	4,400	250,887
Valassis Communications, Inc. * (Commercial Services)	6,600	126,456
Valeant Pharmaceuticals International (Pharmaceuticals)	11,550	208,131
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,750	172,920
ValueClick, Inc. * (Internet)	12,650	361,789
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	6,600	437,975
Varian, Inc. * (Electronics)	4,400	255,024
Veeco Instruments, Inc. * (Semiconductors)	4,950	90,486
Ventana Medical Systems, Inc. * (Healthcare - Products)	3,850	187,072
ViaSat, Inc. * (Telecommunications)	4,400	150,920
Viasys Healthcare, Inc. * (Healthcare - Products)	4,950	158,499
Virginia Commerce Bancorp, Inc. * (Banks)	7,722	144,788
Visteon Corp. * (Auto Parts & Equipment)	17,600	160,512
W Holding Co., Inc. (Banks)	22,550	109,142
W-H Energy Services, Inc. * (Oil & Gas Services)	3,850	208,324
W.R. Grace & Co. * (Chemicals)	9,350	248,710
Wabtec Corp. (Machinery-Diversified)	6,050	224,757
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	12,100	293,061
Warren Resources, Inc. * (Oil & Gas)	9,350	123,514
Washington Group International, Inc. * (Engineering & Construction)	3,300	220,836
Watsco, Inc. (Distribution/Wholesale)	3,300	175,461
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	5,500	259,214
WebEx Communications, Inc. * (Internet)	4,950	280,862
webMethods, Inc. * (Internet)	11,000	99,990
Websense, Inc. * (Internet)	6,600	163,086
West Pharmaceutical Services, Inc. (Healthcare - Products)	4,400	218,987
Westamerica Bancorp (Banks)	6,050	283,321
Westar Energy, Inc. (Electric)	11,550	314,390
Whiting Petroleum Corp. * (Oil & Gas)	4,400	193,687
Wilshire Bancorp, Inc. (Banks)	8,800	121,088
Wind River Systems, Inc. * (Software)	11,000	108,130
Winnebago Industries, Inc. (Home Builders)	4,950	158,696

See accompanying notes to the Schedules of Portfolio Investments.

Winston Hotels, Inc. (REIT)	18,150	268,982
Wintrust Financial Corp. (Banks)	4,400	189,112
Witness Systems, Inc. * (Software)	5,500	149,930
WMS Industries, Inc. * (Leisure Time)	4,400	175,384
Wolverine World Wide, Inc. (Apparel)	7,700	220,066
World Acceptance Corp. * (Diversified Financial Services)	3,850	165,281
World Fuel Services Corp. (Retail)	3,850	177,909
Worthington Industries, Inc. (Metal Fabricate/Hardware)	9,350	208,038
Wright Express Corp. * (Commercial Services)	5,500	173,305
Wright Medical Group, Inc. * (Healthcare - Products)	6,050	142,901
Zale Corp. * (Retail)	6,600	184,206
Zenith National Insurance Corp. (Insurance)	4,950	228,938
Zoll Medical Corp. * (Healthcare - Products)	8,800	212,696
Zoran Corp. * (Semiconductors)	6,600	131,076
Zymogenetics, Inc. * (Pharmaceuticals)	6,600	98,736

TOTAL COMMON STOCKS (Cost $111,596,962)		129,821,753

	Principal Amount
Repurchase Agreements (15.7%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $25,332,609 (Collateralized by $25,827,000 of various U.S. Government Agency Obligations, 3.25% - 4.625%, 7/11/07 – 11/2/10, market value $25,841,655)	$25,329,000	25,329,000

TOTAL REPURCHASE AGREEMENTS (Cost $25,329,000)		25,329,000

	Shares
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	275	8

TOTAL RIGHTS/WARRANTS (Cost $0)		8

TOTAL INVESTMENT SECURITIES (Cost $136,925,962) - 96.2% of net assets		$155,150,761

Percentages indicated are based on net assets of $161,291,383.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $84,549,150)	207	$2,726,294
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $47,788,650)	585	(30,206)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	$36,566,730	$(693,371)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	23,034,971	(436,882)

UltraSmall-Cap ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.2%
Aerospace/Defense	1.2%
Aerospace/Defense Equipment	0.2%
Agriculture	0.3%
Airlines	0.4%
Apparel	1.5%
Auto Manufacturers	0.3%
Auto Parts & Equipment	1.0%
Banks	4.9%
Beverages	0.2%
Biotechnology	1.7%
Building Materials	0.8%
Chemicals	1.5%
Coal	0.1%
Commercial Services	5.1%
Computers	2.4%
Distribution/Wholesale	0.9%
Diversified Financial Services	1.9%
Electric	1.7%
Electrical Components & Equipment	0.9%
Electronics	1.7%
Energy - Alternate Sources	0.2%
Engineering & Construction	0.6%
Entertainment	0.7%
Environmental Control	0.3%
Food	1.0%
Forest Products & Paper	0.2%
Gas	0.1%
Hand/Machine Tools	0.2%
Healthcare-Products	3.2%
Healthcare-Services	1.3%
Home Builders	0.5%
Home Furnishings	0.4%
Household Products/Wares	0.6%
Insurance	1.5%
Internet	3.0%
Investment Companies	0.4%
Iron/Steel	0.8%
Leisure Time	0.7%
Lodging	0.3%
Machinery-Construction & Mining	0.2%
Machinery-Diversified	1.0%
Media	1.3%
Metal Fabricate/Hardware	0.7%
Mining	0.6%
Miscellaneous Manufacturing	1.1%
Office Furnishings	0.2%
Office/Business Equipment	0.1%
Oil & Gas	2.5%
Oil & Gas Services	1.4%
Packaging & Containers	0.2%
Pharmaceuticals	2.8%
Real Estate Investment Trust	4.7%
Retail	5.5%
Savings & Loans	0.9%
Semiconductors	3.1%
Software	2.9%
Storage/Warehousing	0.1%
Telecommunications	4.2%

See accompanying notes to the Schedules of Portfolio Investments.

Toys/Games/Hobbies	0.3%
Transportation	1.4%
Trucking & Leasing	0.1%
Water	0.3%
Other**	15.7%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraDow 30 ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (86.1%)
3M Co. (Miscellaneous Manufacturing)	24,656	$2,040,777
Alcoa, Inc. (Mining)	24,656	875,041
Altria Group, Inc. (Agriculture)	24,656	1,699,292
American Express Co. (Diversified Financial Services)	24,656	1,495,879
American International Group, Inc. (Insurance)	24,656	1,723,701
AT&T, Inc. (Telecommunications)	24,656	954,680
Boeing Co. (Aerospace/Defense)	24,656	2,293,008
Caterpillar, Inc. (Machinery - Construction & Mining)	24,656	1,790,519
Citigroup, Inc. (Diversified Financial Services)	24,656	1,322,055
Coca-Cola Co. (Beverages)	24,656	1,286,797
Du Pont (Chemicals)	24,656	1,212,336
Exxon Mobil Corp. (Oil & Gas)	24,656	1,957,193
General Electric Co. (Miscellaneous Manufacturing)	24,656	908,820
General Motors Corp. (Auto Manufacturers)	24,656	770,007
Hewlett-Packard Co. (Computers)	24,656	1,039,004
Home Depot, Inc. (Retail)	24,656	933,723
Honeywell International, Inc. (Miscellaneous Manufacturing)	24,656	1,335,862
Intel Corp. (Semiconductors)	24,656	530,104
International Business Machines Corp. (Computers)	24,656	2,520,090
J.P. Morgan Chase & Co. (Diversified Financial Services)	24,656	1,284,578
Johnson & Johnson (Healthcare - Products)	24,656	1,583,408
Kraft Foods, Inc. (Food)	11,266	377,073
McDonald’s Corp. (Retail)	24,656	1,190,391
Merck & Co., Inc. (Pharmaceuticals)	24,656	1,268,304
Microsoft Corp. (Software)	24,656	738,201
Pfizer, Inc. (Pharmaceuticals)	24,656	652,398
Procter & Gamble Co. (Cosmetics/Personal Care)	24,656	1,585,627
United Technologies Corp. (Aerospace/Defense)	24,656	1,655,157
Verizon Communications, Inc. (Telecommunications)	24,656	941,366
Wal-Mart Stores, Inc. (Retail)	24,656	1,181,516
Walt Disney Co. (Media)	24,656	862,467

TOTAL COMMON STOCKS (Cost $31,760,946)		40,009,374

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (17.3%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $8,043,146 (Collateralized by $8,141,000 of various U.S Government Agency Obligations, 4.875% - 5.25%, 10/30/07 - 10/5/11, market value $8,206,177)	$8,042,000	8,042,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,042,000)		8,042,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Put Option 8000 expiring June 2007	800	3,228

TOTAL OPTIONS PURCHASED (Cost $6,800)		3,228

TOTAL INVESTMENT SECURITIES (Cost $39,809,746) - 103.4% of net assets		$48,054,602

Percentages indicated are based on net assets of $46,494,682.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring June 2007 (Underlying face amount at value $49,664,160)	758	$2,371,362

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 5/30/07	$3,733,436	$(18,310)

UltraDow 30 ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Aerospace/Defense	8.5%
Agriculture	3.7%
Auto Manufacturers	1.7%
Beverages	2.8%
Chemicals	2.6%
Computers	7.7%
Cosmetics/Personal Care	3.4%
Diversified Financial Services	8.8%
Food	0.8%
Healthcare-Products	3.4%
Insurance	3.7%
Machinery-Construction & Mining	3.9%
Media	1.9%
Mining	1.9%
Miscellaneous Manufacturing	9.1%
Oil & Gas	4.2%
Pharmaceuticals	4.1%
Retail	7.1%
Semiconductors	1.1%
Software	1.6%
Telecommunications	4.1%
Other*	17.3%

*	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraOTC ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (87.0%)
Activision, Inc. * (Software)	33,150	$663,000
Adobe Systems, Inc. * (Software)	75,990	3,158,144
Akamai Technologies, Inc. * (Internet)	20,400	899,232
Altera Corp. * (Semiconductors)	66,300	1,494,402
Amazon.com, Inc. * (Internet)	36,210	2,220,759
Amgen, Inc. * (Biotechnology)	71,910	4,612,306
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	16,320	674,506
Apollo Group, Inc. - Class A * (Commercial Services)	22,950	1,085,535
Apple Computer, Inc. * (Computers)	159,120	15,880,176
Applied Materials, Inc. (Semiconductors)	95,370	1,833,011
Autodesk, Inc. * (Software)	31,620	1,304,957
BEA Systems, Inc. * (Software)	47,940	565,213
Bed Bath & Beyond, Inc. * (Retail)	50,490	2,056,963
Biogen Idec, Inc. * (Biotechnology)	48,960	2,311,402
Biomet, Inc. (Healthcare - Products)	43,350	1,872,721
Broadcom Corp. - Class A * (Semiconductors)	57,120	1,859,256
C.H. Robinson Worldwide, Inc. (Transportation)	22,440	1,199,642
Cadence Design Systems, Inc. * (Computers)	38,760	860,472
CDW Corp. (Distribution/Wholesale)	10,710	771,227
Celgene Corp. * (Biotechnology)	49,470	3,025,585
Check Point Software Technologies, Ltd. * ADR (Internet)	31,110	732,641
CheckFree Corp. * (Internet)	10,710	360,499
Cintas Corp. (Textiles)	24,990	936,375
Cisco Systems, Inc. * (Telecommunications)	285,600	7,636,944
Citrix Systems, Inc. * (Software)	28,050	914,430
Cognizant Technology Solutions Corp. * (Computers)	18,360	1,641,384
Comcast Corp. - Special Class A * (Media)	191,250	5,098,724
Costco Wholesale Corp. (Retail)	31,110	1,666,563
Dell, Inc. * (Computers)	110,670	2,789,991
DENTSPLY International, Inc. (Healthcare - Products)	18,870	630,447
Discovery Holding Co. - Class A * (Media)	31,110	676,643
eBay, Inc. * (Internet)	135,150	4,586,990
EchoStar Communications Corp. - Class A * (Media)	28,050	1,305,167
Electronic Arts, Inc. * (Software)	41,310	2,082,437
Expedia, Inc. * (Internet)	39,270	927,557
Expeditors International of Washington, Inc. (Transportation)	27,540	1,151,172
Express Scripts, Inc. * (Pharmaceuticals)	15,810	1,510,646
Fastenal Co. (Distribution/Wholesale)	18,870	775,935

See accompanying notes to the Schedules of Portfolio Investments.

Fiserv, Inc. * (Software)	28,050	1,491,419
Flextronics International, Ltd. * ADR (Electronics)	87,210	972,392
Garmin, Ltd.ADR (Electronics)	26,520	1,543,198
Genzyme Corp. * (Biotechnology)	43,350	2,831,189
Gilead Sciences, Inc. * (Pharmaceuticals)	60,180	4,917,909
Google, Inc. - Class A * (Internet)	18,360	8,654,536
IAC/InterActiveCorp * (Internet)	39,270	1,496,972
Infosys Technologies, Ltd.ADR (Software)	14,280	747,558
Intel Corp. (Semiconductors)	267,240	5,745,660
Intuit, Inc. * (Software)	57,120	1,625,064
Intuitive Surgical, Inc. * (Healthcare - Products)	4,590	595,139
Joy Global, Inc. (Machinery - Construction & Mining)	13,770	697,175
Juniper Networks, Inc. * (Telecommunications)	48,960	1,094,746
KLA -Tencor Corp. (Semiconductors)	32,130	1,784,822
Lam Research Corp. * (Semiconductors)	19,380	1,042,256
Lamar Advertising Co. (Advertising)	10,710	646,241
Level 3 Communications, Inc. * (Telecommunications)	196,080	1,090,205
Liberty Global, Inc. - Class A * (Media)	26,520	951,803
Liberty Media Holding Corp. - Interactive Series A * (Internet)	79,050	1,978,622
Linear Technology Corp. (Semiconductors)	52,530	1,965,673
Logitech International SA * ADR (Computers)	23,460	631,309
Marvell Technology Group, Ltd. * ADR (Semiconductors)	73,950	1,192,814
Maxim Integrated Products, Inc. (Semiconductors)	59,160	1,876,555
MedImmune, Inc. * (Biotechnology)	33,660	1,907,849
Microchip Technology, Inc. (Semiconductors)	23,460	946,376
Microsoft Corp. (Software)	446,250	13,360,724
Millicom International Cellular SA * ADR (Telecommunications)	12,750	1,035,938
Monster Worldwide, Inc. * (Internet)	17,850	750,593
Network Appliance, Inc. * (Computers)	51,510	1,916,687
NII Holdings, Inc. - Class B * (Telecommunications)	20,400	1,565,700
NVIDIA Corp. * (Semiconductors)	45,900	1,509,651
Oracle Corp. * (Software)	286,110	5,378,868
PACCAR, Inc. (Auto Manufacturers)	36,720	3,083,746
Patterson Cos., Inc. * (Healthcare - Products)	17,340	625,280
Patterson-UTI Energy, Inc. (Oil & Gas)	20,910	509,995
Paychex, Inc. (Commercial Services)	47,430	1,759,653
Petsmart, Inc. (Retail)	17,340	575,515
Qualcomm, Inc. (Telecommunications)	264,690	11,593,421
Research In Motion, Ltd. * ADR (Computers)	24,480	3,221,078

See accompanying notes to the Schedules of Portfolio Investments.

Ross Stores, Inc. (Retail)	17,850	591,728
Ryanair Holdings PLC * ADR (Airlines)	15,300	714,051
SanDisk Corp. * (Computers)	27,540	1,196,613
Sears Holdings Corp. * (Retail)	20,910	3,991,928
Sepracor, Inc. * (Pharmaceuticals)	13,770	739,174
Sigma-Aldrich Corp. (Chemicals)	16,320	686,746
Sirius Satellite Radio, Inc. * (Media)	209,100	618,936
Staples, Inc. (Retail)	63,750	1,581,000
Starbucks Corp. * (Retail)	138,210	4,287,273
Sun Microsystems, Inc. * (Computers)	207,060	1,080,853
Symantec Corp. * (Internet)	128,010	2,252,976
Telefonaktiebolaget LM Ericsson ADR (Telecommunications)	15,300	584,001
Tellabs, Inc. * (Telecommunications)	32,640	346,637
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	80,070	3,067,481
UAL Corp. * (Airlines)	13,260	442,884
VeriSign, Inc. * (Internet)	30,090	822,962
Vertex Pharmaceuticals, Inc. * (Biotechnology)	17,340	533,032
Virgin Media, Inc. (Telecommunications)	46,410	1,170,924
Whole Foods Market, Inc. (Food)	17,850	835,202
Wynn Resorts, Ltd. (Lodging)	14,280	1,459,559
Xilinx, Inc. (Semiconductors)	58,140	1,713,967
XM Satellite Radio Holdings, Inc. - Class A * (Media)	41,820	489,294
Yahoo!, Inc. * (Internet)	86,190	2,416,768

TOTAL COMMON STOCKS (Cost $99,072,773)		210,711,374

	Principal Amount
Repurchase Agreements (13.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $31,604,503 (Collateralized by $31,854,000 of various Federal Home Loan Mortgage Corp. Securities, 4.875% – 5.50%, 1/18/08 – 9/12/08, market value $32,232,999)	$31,600,000	31,600,000

TOTAL REPURCHASE AGREEMENTS (Cost $31,600,000)		31,600,000

TOTAL INVESTMENT SECURITIES (Cost $130,672,773) - 100.0% of net assets		$242,311,374

Percentages indicated are based on net assets of $242,324,489.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Mini Futures Contract expiring June 2007 (Underlying face amount at value $2,632,000)	70	$(29,558)
NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $51,700,000)	275	3,339,503

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/30/07	$106,244,512	$(1,374,545)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/30/07	112,930,761	(1,538,674)

UltraOTC ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	0.3%
Airlines	0.5%
Auto Manufacturers	1.3%
Biotechnology	6.3%
Chemicals	0.3%
Commercial Services	1.2%
Computers	12.1%
Distribution/Wholesale	0.6%
Electronics	1.0%
Food	0.3%
Healthcare - Products	1.5%
Internet	11.6%
Lodging	0.6%
Machinery – Construction & Mining	0.3%
Media	3.8%
Oil & Gas	0.2%
Pharmaceuticals	4.5%
Retail	6.1%
Semiconductors	9.5%
Software	12.8%
Telecommunications	10.8%
Textiles	0.4%
Transportation	1.0%
Other**	13.0%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

UltraInternational ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (103.7%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $71,563,196 (Collateralized by $72,497,000 of various U.S. Government Agency Obligations, 4.00% - 5.25%, 12/3/07 - 6/13/08, market value $72,986,869)	$71,553,000	$71,553,000

TOTAL REPURCHASE AGREEMENTS (Cost $71,553,000)		71,553,000

TOTAL INVESTMENT SECURITIES (Cost $71,553,000) - 103.7% of net assets		$71,553,000

Percentages indicated are based on net assets of $69,022,870.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 5/30/07	$138,465,613	$(607,367)

See accompanying notes to the Schedules of Portfolio Investments.

UltraEmerging Markets ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (109.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $121,875,365 (Collateralized by $124,068,000 of various U.S. Government Agency Obligations, 5.00% - 5.125%, 2/11/10 - 9/29/10, market value $124,298,599)	$121,858,000	$121,858,000

TOTAL REPURCHASE AGREEMENTS (Cost $121,858,000)		121,858,000

TOTAL INVESTMENT SECURITIES (Cost $121,858,000) - 109.0% of net assets		$121,858,000

Percentages indicated are based on net assets of $111,797,944.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 5/30/07	$225,365,360	$(4,449,589)

See accompanying notes to the Schedules of Portfolio Investments.

UltraJapan ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.4%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $144,162,540 (Collateralized by $146,540,000 of various U.S Government Agency Obligations, 5.21% - 7.625%, 5/15/07 – 2/22/12, market value $147,025,826)	$144,142,000	$144,142,000

TOTAL REPURCHASE AGREEMENTS (Cost $144,142,000)		144,142,000

	Contracts
Options Purchased (NM)
Nikkei 225 Futures Put Option 9500 expiring June 2007	2,700	31,050
Nikkei 225 Futures Put Option 9000 expiring June 2007	1,300	7,443

TOTAL OPTIONS PURCHASED (Cost $99,750)		38,493

TOTAL INVESTMENT SECURITIES (Cost $144,241,750) - 92.4% of net assets		$144,180,493

Percentages indicated are based on net assets of $156,020,441.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2007 (Underlying face amount at value $226,433,500)	2,620	$5,167,070
Japanese Yen Denominated Nikkei 225 Futures Contract expiring June 2007 (Underlying face amount at value in U.S. Dollars $35,054,616)	485	93,361,288

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 5/30/07	$51,580,810	$(287,553)

See accompanying notes to the Schedules of Portfolio Investments.

Bear ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.6%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $28,868,113 (Collateralized by $29,116,000 of various U.S Government Agency Obligations, 4.25% - 5.25%, 10/30/07 – 11/2/10, market value $29,445,392)	$28,864,000	$28,864,000

TOTAL REPURCHASE AGREEMENTS (Cost $28,864,000)		28,864,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1750 expiring June 2007	225	1,350

TOTAL OPTIONS PURCHASED (Cost $3,825)		1,350

TOTAL INVESTMENT SECURITIES (Cost $28,867,825) - 97.6% of net assets		$28,865,350

Percentages indicated are based on net assets of $29,576,676.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $7,441,250)	100	$276,750

Futures Contracts Sold

S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $15,998,688)	43	(654,219)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/30/07	$(17,346,189)	$144,468
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/30/07	(3,460,273)	28,752

See accompanying notes to the Schedules of Portfolio Investments.

Short Small-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (62.2%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $15,747,244 (Collateralized by $15,544,000 of various U.S. Government Agency Obligations, 4.875% - 7.625%, 5/15/07 - 9/15/09, market value $16,060,985)	$15,745,000	$15,745,000

TOTAL REPURCHASE AGREEMENTS (Cost $15,745,000)		15,745,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1100 expiring June 2007	90	1,800

TOTAL OPTIONS PURCHASED (Cost $2,655)		1,800

TOTAL INVESTMENT SECURITIES (Cost $15,747,655) - 62.2% of net assets		$15,746,800

Percentages indicated are based on net assets of $25,322,614.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $1,552,110)	19	$22,212

Futures Contracts Sold

Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $17,154,900)	42	(553,539)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	$(4,671,831)	$88,388
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	(5,099,448)	18,767

See accompanying notes to the Schedules of Portfolio Investments.

Short OTC ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.1%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $23,679,374 (Collateralized by $23,801,000 of various U.S. Government Agency Obligations, 2.50% - 6.625%, 1/18/08 - 9/15/09, market value $24,151,285)	$23,676,000	$23,676,000

TOTAL REPURCHASE AGREEMENTS (Cost $23,676,000)		23,676,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring May 2007	200	280

TOTAL OPTIONS PURCHASED (Cost $1,900)		280

TOTAL INVESTMENT SECURITIES (Cost $23,677,900) - 96.1% of net assets		$23,676,280

Percentages indicated are based on net assets of $24,629,935.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $4,700,000)	25	$(152,771)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/30/07	$(7,672,548)	$92,583
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/30/07	(12,215,566)	157,679

See accompanying notes to the Schedules of Portfolio Investments.

UltraBear ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (88.6%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $102,661,627 (Collateralized by $104,162,000 of various U.S Government Agency Obligations, 4.25% - 5.00%, 8/25/08 – 10/5/11, market value $104,704,891)	$102,647,000	$102,647,000

TOTAL REPURCHASE AGREEMENTS (Cost $102,647,000)		102,647,000

	Contracts
Options Purchased (NM)
S&P 500 Futures Call Option 1750 expiring June 2007	800	4,800

TOTAL OPTIONS PURCHASED (Cost $13,600)		4,800

TOTAL INVESTMENT SECURITIES (Cost $102,660,600) - 88.6% of net assets		$102,651,800

Percentages indicated are based on net assets of $115,855,318.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
S&P 500 Futures Contract expiring June 2007 (Underlying face amount at value $114,595,250)	308	$(3,900,114)
S&P Mini 500 Futures Contract expiring June 2007 (Underlying face amount at value $45,019,563)	605	(1,485,635)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/30/07	$(43,985,199)	$366,331
Equity Index Swap Agreement based on the S&P 500 Index expiring 5/30/07	(26,902,716)	224,059

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Mid-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (97.6%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $10,829,543 (Collateralized by $10,816,000 of various U.S. Government Agency Obligations, 4.875% - 6.625%, 9/15/09 - 10/5/11, market value $11,047,599)	$10,828,000	$10,828,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,828,000)		10,828,000

	Contracts
Options Purchased (NM)
S&P MidCap 400 Futures Call Option 1100 expiring May 2007	50	250

TOTAL OPTIONS PURCHASED (Cost $1,475)		250

TOTAL INVESTMENT SECURITIES (Cost $10,829,475) - 97.6% of net assets		$10,828,250

Percentages indicated are based on net assets of $11,096,513.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $9,483,480)	108	$(59,461)

Futures Contracts Sold

S&P MidCap 400 Futures Contract expiring June 2007 (Underlying face amount at value $12,293,400)	28	(520,926)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/30/07	$(6,628,372)	$99,541
Equity Index Swap Agreement based on the S&P MidCap 400 Index expiring 5/30/07	(12,746,257)	191,416

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Small-Cap ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.8%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $129,534,456 (Collateralized by $131,691,000 of various U.S. Government Agency Obligations, 4.25% - 5.25%, 12/3/07 - 2/22/12, market value $132,109,100)	$129,516,000	$129,516,000

TOTAL REPURCHASE AGREEMENTS (Cost $129,516,000)		129,516,000

	Contracts
Options Purchased (NM)
Russell 2000 Futures Call Option 1100 expiring June 2007	200	4,000
Russell 2000 Futures Call Option 1100 expiring May 2007	600	4,200

TOTAL OPTIONS PURCHASED (Cost $23,600)		8,200

TOTAL INVESTMENT SECURITIES (Cost $129,539,600) - 96.8% of net assets		$129,524,200

Percentages indicated are based on net assets of $133,862,435.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $102,030,810)	1,249	$24,250

Futures Contracts Sold

Russell 2000 Futures Contract expiring June 2007 (Underlying face amount at value $201,365,850)	493	(6,497,494)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	$(24,384,322)	$461,336
Equity Index Swap Agreement based on the Russell 2000 Index expiring 5/30/07	(144,307,481)	2,730,819

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Dow 30 ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (83.4%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $18,871,689 (Collateralized by $19,361,000 of various U.S. Government Agency Obligations, 3.25% - 4.25%, 1/15/08 – 11/2/10, market value $19,249,361)	$18,869,000	$18,869,000

TOTAL REPURCHASE AGREEMENTS (Cost $18,869,000)		18,869,000

	Contracts
Options Purchased (NM)
Dow Jones Futures Call Option 17000 expiring June 2007	590	2,381

TOTAL OPTIONS PURCHASED (Cost $5,015)		2,381

TOTAL INVESTMENT SECURITIES (Cost $18,874,015) - 83.4% of net assets		$18,871,381

Percentages indicated are based on net assets of $22,629,203.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
E-Mini Dow Jones Futures Contract expiring June 2007 (Underlying face amount at value $23,652,720)	361	$(588,869)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Industrial Average expiring 5/30/07	$(21,626,678)	$105,251

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort OTC ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (92.5%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $159,589,738 (Collateralized by $162,003,000 of various U.S. Government Agency Obligations, 5.21% - 5.25%, 12/3/07 – 2/22/12, market value $162,758,912)	$159,567,000	$159,567,000

TOTAL REPURCHASE AGREEMENTS (Cost $159,567,000)		159,567,000

	Contracts
Options Purchased (NM)
NASDAQ Futures Call Option 2800 expiring May 2007	145	203
NASDAQ Futures Call Option 2600 expiring May 2007	1,050	1,470

TOTAL OPTIONS PURCHASED (Cost $11,353)		1,673

TOTAL INVESTMENT SECURITIES (Cost $159,578,353) - 92.5% of net assets		$159,568,673

Percentages indicated are based on net assets of $172,455,119.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
NASDAQ Mini Futures Contract expiring June 2007 (Underlying face amount at value $940,000)	25	$(10,556)

Futures Contracts Sold

NASDAQ Futures Contract expiring June 2007 (Underlying face amount at value $94,188,000)	501	(2,204,721)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/30/07	$(108,837,013)	$1,333,942
Equity Index Swap Agreement based on the NASDAQ-100 Index expiring 5/30/07	(146,105,235)	1,885,931

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort International ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (83.9%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $13,324,899 (Collateralized by $13,475,000 of various Federal Home Loan Bank Securities, 4.625% - 4.875%, 7/11/07 - 10/5/11, market value $13,595,296)	$13,323,000	$13,323,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,323,000)		13,323,000

TOTAL INVESTMENT SECURITIES (Cost $13,323,000) - 83.9% of net assets		$13,323,000

Percentages indicated are based on net assets of $15,877,293.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) expiring 5/30/07	$(31,785,248)	$110,277

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Emerging Markets ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (88.7%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $66,755,511 (Collateralized by $67,959,000 of various U.S. Government Agency Obligations, 3.25% - 5.25%, 12/3/07 - 2/18/11, market value $68,085,850)	$66,746,000	$66,746,000

TOTAL REPURCHASE AGREEMENTS (Cost $66,746,000)		66,746,000

TOTAL INVESTMENT SECURITIES (Cost $66,746,000) - 88.7% of net assets		$66,746,000

Percentages indicated are based on net assets of $75,267,067.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Bank of New York Emerging Markets 50 ADR Index expiring 5/30/07	$(149,368,856)	$2,408,725

See accompanying notes to the Schedules of Portfolio Investments.

UltraShort Japan ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (72.1%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $8,289,181 (Collateralized by $8,278,000 of various U.S. Government Agency Obligations, 4.625% - 6.625%, 7/11/07 - 9/15/09, market value $8,457,899)	$8,288,000	$8,288,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,288,000)		8,288,000

	Contracts
Options Purchased (NM)
Nikkei 225 Futures Call Option 23000 expiring June 2007	400	2,324

TOTAL OPTIONS PURCHASED (Cost $6,600)		2,324

TOTAL INVESTMENT SECURITIES (Cost $8,294,600) - 72.1% of net assets		$8,290,324

Percentages indicated are based on net assets of $11,496,353.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
Nikkei 225 Futures Contract expiring June 2007 (Underlying face amount at value $21,001,275)	243	$340,405

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Nikkei 225 Stock Average expiring 5/30/07	$(1,949,595)	$10,787

See accompanying notes to the Schedules of Portfolio Investments.

Banks UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Alabama National BanCorp (Banks)	40	$2,505
Amcore Financial, Inc. (Banks)	40	1,144
Anchor BanCorp Wisconsin, Inc. (Savings & Loans)	40	1,077
Associated Banc-Corp (Banks)	240	7,771
Astoria Financial Corp. (Savings & Loans)	180	4,781
BancorpSouth, Inc. (Banks)	140	3,440
Bank of America Corp. (Banks)	8,980	457,083
Bank of Hawaii Corp. (Banks)	100	5,290
Bank of New York Co., Inc. (Banks)	1,500	60,720
BB&T Corp. (Banks)	1,080	44,950
BOK Financial Corp. (Banks)	40	2,053
Cathay Bancorp, Inc. (Banks)	80	2,623
Chittenden Corp. (Banks)	100	2,906
Citigroup, Inc. (Diversified Financial Services)	9,940	532,982
Citizens Banking Corp. (Banks)	160	3,202
City National Corp. (Banks)	80	5,858
Comerica, Inc. (Banks)	320	19,811
Commerce Bancorp, Inc. (Banks)	380	12,707
Commerce Bancshares, Inc. (Banks)	140	6,628
Compass Bancshares, Inc. (Banks)	260	17,727
Cullen/Frost Bankers, Inc. (Banks)	120	6,140
Dime Community Bancshares, Inc. (Savings & Loans)	60	799
Downey Financial Corp. (Savings & Loans)	40	2,678
East-West Bancorp, Inc. (Banks)	120	4,783
F.N.B. Corp. (Banks)	120	2,014
Fifth Third Bancorp (Banks)	940	38,155
First BanCorp. (Banks)	160	2,006
First Community Bancorp - Class A (Banks)	60	3,292
First Horizon National Corp. (Banks)	240	9,410
First Midwest Bancorp, Inc. (Banks)	100	3,594
First Niagara Financial Group, Inc. (Savings & Loans)	220	2,992
FirstFed Financial Corp. * (Savings & Loans)	40	2,459
FirstMerit Corp. (Banks)	140	2,923
Frontier Financial Corp. (Banks)	100	2,485
Fulton Financial Corp. (Banks)	340	5,005
Greater Bay Bancorp (Banks)	100	2,579
Hancock Holding Co. (Banks)	60	2,347
Hudson City Bancorp, Inc. (Savings & Loans)	1,040	13,853
Huntington Bancshares, Inc. (Banks)	460	10,203
IndyMac Bancorp, Inc. (Diversified Financial Services)	140	4,234
International Bancshares Corp. (Banks)	100	2,875
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,940	361,574

See accompanying notes to the Schedules of Portfolio Investments.

KeyCorp (Banks)	800	28,544
Lazard, Ltd. - Class A ADR (Diversified Financial Services)	100	5,415
M&T Bank Corp. (Banks)	160	17,814
MAF Bancorp, Inc. (Savings & Loans)	60	2,409
Marshall & Ilsley Corp. (Banks)	480	23,050
National City Corp. (Banks)	1,180	43,129
New York Community Bancorp (Savings & Loans)	540	9,428
NewAlliance Bancshares, Inc. (Savings & Loans)	220	3,434
Northern Trust Corp. (Banks)	380	23,921
Old National Bancorp (Banks)	140	2,503
Pacific Capital Bancorp (Banks)	100	2,693
Park National Corp. (Banks)	20	1,775
People’s United Financial, Inc. (Savings & Loans)	240	4,778
PFF Bancorp, Inc. (Savings & Loans)	40	1,126
PNC Financial Services Group (Banks)	700	51,870
Popular, Inc. (Banks)	500	8,405
Provident Bankshares Corp. (Banks)	60	1,922
Provident Financial Services, Inc. (Savings & Loans)	120	2,057
Regions Financial Corp. (Banks)	1,460	51,231
Sky Financial Group, Inc. (Banks)	240	6,540
South Financial Group, Inc. (Banks)	140	3,168
Sovereign Bancorp, Inc. (Savings & Loans)	660	16,018
Sterling Bancshares, Inc. (Banks)	140	1,600
Sterling Financial Corp. - Spokane (Savings & Loans)	100	2,948
SunTrust Banks, Inc. (Banks)	700	59,094
Susquehanna Bancshares, Inc. (Banks)	100	2,228
SVB Financial Group * (Banks)	60	3,073
Synovus Financial Corp. (Banks)	540	17,042
TCF Financial Corp. (Banks)	240	6,499
The Colonial BancGroup, Inc. (Banks)	300	7,218
TrustCo Bank Corp. NY (Banks)	140	1,284
Trustmark Corp. (Banks)	100	2,661
U.S. Bancorp (Banks)	3,520	120,912
UCBH Holdings, Inc. (Banks)	200	3,592
Umpqua Holdings Corp. (Banks)	120	2,993
UnionBanCal Corp. (Banks)	100	6,148
United Bankshares, Inc. (Banks)	80	2,680
United Community Banks, Inc. (Banks)	80	2,365
Valley National Bancorp (Banks)	240	6,089
W Holding Co., Inc. (Banks)	260	1,258
Wachovia Corp. (Banks)	3,820	212,163
Washington Federal, Inc. (Savings & Loans)	180	4,268
Washington Mutual, Inc. (Savings & Loans)	1,760	73,884
Webster Financial Corp. (Banks)	120	5,334
Wells Fargo & Co. (Banks)	6,300	226,108
Westamerica Bancorp (Banks)	60	2,810
Whitney Holding Corp. (Banks)	140	4,308
Wilmington Trust Corp. (Banks)	140	5,664
Wintrust Financial Corp. (Banks)	60	2,579
Zions Bancorp (Banks)	220	17,996

TOTAL COMMON STOCKS (Cost $2,137,438)		2,797,686

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (24.7%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $921,131 (Collateralized by $929,000 of various U.S. Government Agency Obligations, 5.00% - 5.25%, 10/30/07 – 7/15/11, market value $940,602)	$921,000	921,000

TOTAL REPURCHASE AGREEMENTS (Cost $921,000)		921,000

TOTAL INVESTMENT SECURITIES (Cost $3,058,438) - 99.8% of net assets		$3,718,686

Percentages indicated are based on net assets of $3,726,221.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Banks Index expiring 5/23/07	$2,805,583	$(997)

Banks UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Banks	46.8%
Diversified Financial Services	24.3%
Savings & Loans	4.0%
Other**	24.7%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Basic Materials UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Air Products & Chemicals, Inc. (Chemicals)	13,764	$1,052,945
Airgas, Inc. (Chemicals)	4,662	207,692
AK Steel Holding Corp. * (Iron/Steel)	7,548	230,365
Albemarle Corp. (Chemicals)	5,106	216,750
Alcoa, Inc. (Mining)	59,052	2,095,755
Allegheny Technologies, Inc. (Iron/Steel)	6,438	705,476
Alpha Natural Resources, Inc. * (Coal)	3,552	61,698
Arch Coal, Inc. (Coal)	9,768	352,332
Ashland, Inc. (Chemicals)	3,774	226,251
Avery Dennison Corp. (Household Products/Wares)	6,660	414,252
Bowater, Inc. (Forest Products & Paper)	3,996	87,472
Cabot Corp. (Chemicals)	3,996	181,019
Cambrex Corp. (Biotechnology)	1,776	43,086
Carpenter Technology Corp. (Iron/Steel)	1,776	215,553
Celanese Corp. - Series A (Chemicals)	9,324	309,277
CF Industries Holdings, Inc. (Chemicals)	3,330	132,168
Chaparral Steel Co. (Iron/Steel)	2,886	203,463
Chemtura Corp. (Chemicals)	16,206	178,752
Cleveland-Cliffs, Inc. (Iron/Steel)	2,886	199,971
Coeur d’Alene Mines Corp. * (Mining)	18,870	77,178
Commercial Metals Co. (Metal Fabricate/Hardware)	7,992	267,971
CONSOL Energy, Inc. (Coal)	12,432	520,528
Cytec Industries, Inc. (Chemicals)	2,664	146,254
Domtar Corp. * (Forest Products & Paper)	40,182	391,775
Du Pont (Chemicals)	62,382	3,067,322
Eastman Chemical Co. (Chemicals)	5,550	375,735
Ecolab, Inc. (Chemicals)	12,432	534,452
Ferro Corp. (Chemicals)	2,886	60,058
FMC Corp. (Chemicals)	2,442	187,863
Foundation Coal Holdings, Inc. (Coal)	3,108	122,424
Freeport-McMoRan Copper & Gold, Inc. - Class B (Mining)	25,086	1,684,776
Fuller (H.B.) Co. (Chemicals)	3,996	102,178
Georgia Gulf Corp. (Chemicals)	2,220	35,453
Headwaters, Inc. * (Energy - Alternate Sources)	2,886	62,540
Hercules, Inc. * (Chemicals)	7,770	146,387
Huntsman Corp. (Chemicals)	6,216	121,834
International Coal Group, Inc. * (Coal)	8,214	45,916
International Flavors & Fragrances, Inc. (Chemicals)	5,550	270,119
International Paper Co. (Forest Products & Paper)	30,858	1,163,963
Kaiser Aluminum Corp. * (Mining)	888	69,983
Lubrizol Corp. (Chemicals)	4,662	279,440

See accompanying notes to the Schedules of Portfolio Investments.

Lyondell Chemical Co. (Chemicals)	15,096	469,788
Massey Energy Co. (Coal)	5,106	137,505
Meridian Gold, Inc. *ADR (Mining)	6,882	173,771
Minerals Technologies, Inc. (Chemicals)	1,332	84,742
Monsanto Co. (Agriculture)	36,630	2,160,804
Neenah Paper, Inc. (Forest Products & Paper)	1,110	42,402
Newmont Mining Corp. (Mining)	28,860	1,203,462
Nucor Corp. (Iron/Steel)	18,648	1,183,402
Olin Corp. (Chemicals)	4,440	76,102
OM Group, Inc. * (Chemicals)	1,998	104,955
Peabody Energy Corp. (Coal)	17,982	862,776
PPG Industries, Inc. (Chemicals)	11,322	833,072
Praxair, Inc. (Chemicals)	21,978	1,418,679
Reliance Steel & Aluminum Co. (Iron/Steel)	4,218	250,549
Rohm & Haas Co. (Chemicals)	9,546	488,469
RPM, Inc. (Chemicals)	7,992	169,990
RTI International Metals, Inc. * (Mining)	1,554	146,496
Ryerson, Inc. (Iron/Steel)	1,554	63,932
Schulman (A.), Inc. (Chemicals)	1,554	35,991
Sensient Technologies Corp. (Chemicals)	3,108	81,367
Sigma-Aldrich Corp. (Chemicals)	7,770	326,962
Southern Copper Corp. (Mining)	4,884	392,185
Steel Dynamics, Inc. (Iron/Steel)	6,216	275,431
Stillwater Mining Co. * (Mining)	3,108	47,863
The Dow Chemical Co. (Chemicals)	65,490	2,921,508
The Mosaic Co. * (Chemicals)	9,990	294,705
Titanium Metals Corp. * (Mining)	9,324	321,958
Tredegar Corp. (Miscellaneous Manufacturing)	1,776	41,505
United States Steel Corp. (Iron/Steel)	7,992	811,508
USEC, Inc. * (Mining)	5,994	120,899
Valspar Corp. (Chemicals)	6,438	174,084
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,330	44,822
Weyerhaeuser Co. (Forest Products & Paper)	14,208	1,125,558
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,662	103,730

TOTAL COMMON STOCKS (Cost $28,916,815)		33,839,398

	Principal Amount
Repurchase Agreements (25.8%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $11,647,660 (Collateralized by $11,891,000 of various U.S. Government Agency Obligations, 2.50% - 4.25%, 2/15/08 - 11/2/10, market value $11,880,919)	$11,646,000	11,646,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,646,000)		11,646,000

TOTAL INVESTMENT SECURITIES (Cost $40,562,815) - 100.8% of net assets		$45,485,398

Percentages indicated are based on net assets of $45,114,058.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Basic Materials Index expiring 5/23/07	$33,615,049	$(563,935)

Basic Materials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Agriculture	4.8%
Biotechnology	0.1%
Chemicals	34.0%
Coal	4.7%
Energy – Alternative Sources	0.1%
Forest Products & Paper	6.3%
Household Products/Wares	0.9%
Iron/Steel	9.2%
Metal Fabricate/Hardware	0.8%
Mining	14.0%
Miscellaneous Manufacturing	0.1%
Other**	25.8%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Biotechnology UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Affymetrix, Inc. * (Biotechnology)	7,020	$184,415
Alexion Pharmaceuticals, Inc. * (Biotechnology)	3,510	146,929
Amgen, Inc. * (Biotechnology)	119,610	7,671,786
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	12,150	502,160
Applera Corp. - Celera Genomics Group * (Biotechnology)	8,100	113,400
Biogen Idec, Inc. * (Biotechnology)	34,560	1,631,578
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	9,450	152,712
Biosite Diagnostics, Inc. * (Healthcare - Products)	1,620	149,850
Celgene Corp. * (Biotechnology)	38,070	2,328,361
Charles River Laboratories International, Inc. * (Biotechnology)	6,750	319,680
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	5,670	121,622
CV Therapeutics, Inc. * (Pharmaceuticals)	5,670	47,798
Delta & Pine Land Co. (Agriculture)	3,780	155,887
Enzo Biochem, Inc. * (Biotechnology)	3,780	63,542
Enzon, Inc. * (Biotechnology)	4,590	38,923
Gen-Probe, Inc. * (Healthcare - Products)	5,400	275,994
Genentech, Inc. * (Biotechnology)	47,520	3,801,125
Genzyme Corp. * (Biotechnology)	26,730	1,745,736
Gilead Sciences, Inc. * (Pharmaceuticals)	46,710	3,817,141
Human Genome Sciences, Inc. * (Biotechnology)	13,230	142,487
Illumina, Inc. * (Biotechnology)	6,210	202,632
ImClone Systems, Inc. * (Pharmaceuticals)	6,210	260,137
Incyte Genomics, Inc. * (Biotechnology)	7,830	60,369
InterMune, Inc. * (Biotechnology)	2,700	78,057
Invitrogen Corp. * (Biotechnology)	4,860	318,184
Medarex, Inc. * (Pharmaceuticals)	12,690	173,726
MedImmune, Inc. * (Biotechnology)	24,570	1,392,628
Millennium Pharmaceuticals, Inc. * (Biotechnology)	32,400	358,992
Myriad Genetics, Inc. * (Biotechnology)	4,320	157,896
Nabi Biopharmaceuticals * (Pharmaceuticals)	6,210	32,292
Nektar Therapeutics * (Biotechnology)	9,180	113,557
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	3,780	48,119
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	4,590	122,828
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	5,940	206,118

See accompanying notes to the Schedules of Portfolio Investments.

PDL BioPharma, Inc. * (Biotechnology)	11,610	293,269
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	6,480	176,256
Savient Pharmaceuticals, Inc. * (Biotechnology)	5,400	62,100
Techne Corp. * (Healthcare - Products)	3,780	222,907
Telik, Inc. * (Biotechnology)	5,400	32,238
United Therapeutics Corp. * (Pharmaceuticals)	2,430	135,861
Vertex Pharmaceuticals, Inc. * (Biotechnology)	12,960	398,390

TOTAL COMMON STOCKS (Cost $21,750,625)		28,257,682

	Principal Amount
Repurchase Agreements (24.6%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $9,276,322 (Collateralized by $9,385,000 of various Federal Home Loan Bank Securities, 4.25% - 4.625%, 7/11/07 - 11/2/10, market value $9,464,963)	$9,275,000	9,275,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,275,000)		9,275,000

TOTAL INVESTMENT SECURITIES (Cost $31,025,625) - 99.7% of net assets		$37,532,682

Percentages indicated are based on net assets of $37,655,054.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Biotechnology Index expiring 5/23/07	$28,285,226	$(142,394)

Biotechnology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Agriculture	0.4%
Biotechnology	58.1%
Healthcare-Products	1.7%
Pharmaceuticals	14.9%
Other**	24.6%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Goods UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Acco Brands Corp. * (Household Products/Wares)	95	$2,261
Activision, Inc. * (Software)	532	10,640
Alberto-Culver Co. (Cosmetics/Personal Care)	171	4,154
Altria Group, Inc. (Agriculture)	3,990	274,990
American Axle & Manufacturing Holdings, Inc. (Auto Parts & Equipment)	76	2,124
Anheuser-Busch Cos., Inc. (Beverages)	1,387	68,227
Archer-Daniels-Midland Co. (Agriculture)	1,140	44,118
ArvinMeritor, Inc. (Auto Parts & Equipment)	133	2,746
Avon Products, Inc. (Cosmetics/Personal Care)	855	34,029
Beazer Homes USA, Inc. (Home Builders)	76	2,537
Black & Decker Corp. (Hand/Machine Tools)	133	12,065
Blyth, Inc. (Household Products/Wares)	57	1,488
BorgWarner, Inc. (Auto Parts & Equipment)	114	8,882
Briggs & Stratton Corp. (Machinery-Diversified)	95	2,819
Brown-Forman Corp. (Beverages)	95	6,073
Brunswick Corp. (Leisure Time)	171	5,602
Bunge, Ltd. ADR (Agriculture)	228	17,273
Callaway Golf Co. (Leisure Time)	133	2,389
Campbell Soup Co. (Food)	456	17,830
Carter’s, Inc. * (Apparel)	95	2,489
Centex Corp. (Home Builders)	228	10,208
Champion Enterprises, Inc. * (Home Builders)	152	1,563
Chiquita Brands International, Inc. (Food)	76	1,127
Church & Dwight, Inc. (Household Products/Wares)	114	5,783
Cintas Corp. (Textiles)	266	9,967
Clorox Co. (Household Products/Wares)	285	19,118
Coach, Inc. * (Apparel)	703	34,326
Coca-Cola Co. (Beverages)	4,047	211,213
Coca-Cola Enterprises, Inc. (Beverages)	532	11,672
Colgate-Palmolive Co. (Cosmetics/Personal Care)	988	66,927
ConAgra Foods, Inc. (Food)	969	23,818
Constellation Brands, Inc. * (Beverages)	399	8,942
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	114	2,204

See accompanying notes to the Schedules of Portfolio Investments.

Corn Products International, Inc. (Food)	133	5,296
Crocs, Inc. * (Apparel)	76	4,247
D.R. Horton, Inc. (Home Builders)	513	11,378
Dean Foods Co. * (Food)	247	8,998
Del Monte Foods Co. (Food)	380	4,408
Eastman Kodak Co. (Miscellaneous Manufacturing)	551	13,725
Electronic Arts, Inc. * (Software)	589	29,691
Energizer Holdings, Inc. * (Electrical Components & Equipment)	114	11,079
Ethan Allen Interiors, Inc. (Home Furnishings)	57	2,012
Fleetwood Enterprises, Inc. * (Home Builders)	114	950
Flowers Foods, Inc. (Food)	114	3,556
Ford Motor Co. (Auto Manufacturers)	3,458	27,802
Fossil, Inc. * (Household Products/Wares)	95	2,676
Furniture Brands International, Inc. (Home Furnishings)	76	1,222
G & K Services, Inc. (Textiles)	38	1,326
Garmin, Ltd. ADR (Electronics)	228	13,267
General Mills, Inc. (Food)	646	38,695
General Motors Corp. (Auto Manufacturers)	931	29,075
Gentex Corp. (Electronics)	266	4,735
Genuine Parts Co. (Distribution/Wholesale)	323	15,960
Hanesbrands, Inc. * (Apparel)	190	5,052
Hansen Natural Corp. * (Beverages)	133	5,081
Harley-Davidson, Inc. (Leisure Time)	494	31,280
Harman International Industries, Inc. (Home Furnishings)	133	16,211
Hasbro, Inc. (Toys/Games/Hobbies)	266	8,408
Heinz (H.J.) Co. (Food)	589	27,748
Herbalife, Ltd. *ADR (Pharmaceuticals)	76	3,047
Herman Miller, Inc. (Office Furnishings)	114	3,923
HNI Corp. (Office Furnishings)	76	3,172
Hormel Foods Corp. (Food)	133	5,066
Hovnanian Enterprises, Inc. - Class A * (Home Builders)	76	1,823
Interface, Inc. - Class A (Office Furnishings)	95	1,601
JAKKS Pacific, Inc. * (Toys/Games/Hobbies)	57	1,370
Jarden Corp. * (Household Products/Wares)	114	4,804
JM Smucker Co. (Food)	114	6,363
Johnson Controls, Inc. (Auto Parts & Equipment)	380	38,886
Jones Apparel Group, Inc. (Apparel)	209	6,979
KB Home (Home Builders)	152	6,705
Kellogg Co. (Food)	475	25,132
Kellwood Co. (Apparel)	38	1,071
Kimberly-Clark Corp. (Household Products/Wares)	874	62,202
Kraft Foods, Inc. (Food)	3,135	104,929
La-Z-Boy, Inc. (Home Furnishings)	95	1,111

See accompanying notes to the Schedules of Portfolio Investments.

Lancaster Colony Corp. (Miscellaneous Manufacturing)	57	2,407
Lear Corp. * (Auto Parts & Equipment)	133	4,884
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	342	8,044
Lennar Corp. - Class A (Home Builders)	247	10,549
Lennar Corp. - Class B (Home Builders)	19	760
Liz Claiborne, Inc. (Apparel)	190	8,497
Loews Corp. - Carolina Group (Agriculture)	209	15,995
M.D.C. Holdings, Inc. (Home Builders)	57	2,922
Martek Biosciences Corp. * (Biotechnology)	57	1,231
Marvel Entertainment, Inc. * (Toys/Games/Hobbies)	114	3,366
Mattel, Inc. (Toys/Games/Hobbies)	722	20,433
McCormick & Co., Inc. (Food)	209	7,758
Meritage Homes Corp. * (Home Builders)	38	1,323
Modine Manufacturing Co. (Auto Parts & Equipment)	57	1,318
Mohawk Industries, Inc. * (Textiles)	95	8,565
Molson Coors Brewing Co. - Class B (Beverages)	133	12,539
Monaco Coach Corp. (Home Builders)	57	874
NBTY, Inc. * (Pharmaceuticals)	114	5,633
Newell Rubbermaid, Inc. (Housewares)	532	16,316
NIKE, Inc. - Class B (Apparel)	646	34,793
Nu Skin Enterprises, Inc. (Retail)	95	1,646
Nutri/System, Inc. * (Commercial Services)	57	3,534
NVR, Inc. * (Home Builders)	19	15,655
Oakley, Inc. (Healthcare - Products)	57	1,375
PepsiAmericas, Inc. (Beverages)	114	2,752
PepsiCo, Inc. (Beverages)	3,154	208,448
Phillips-Van Heusen Corp. (Apparel)	114	6,373
Polaris Industries, Inc. (Leisure Time)	76	3,840
Polo Ralph Lauren Corp. (Apparel)	114	10,501
Pool Corp. (Distribution/Wholesale)	95	3,812
Procter & Gamble Co. (Cosmetics/Personal Care)	6,042	388,560
Pulte Homes, Inc. (Home Builders)	399	10,733
Quiksilver, Inc. * (Apparel)	228	3,032
Ralcorp Holdings, Inc. * (Food)	57	3,751
Reynolds American, Inc. (Agriculture)	323	20,756
Sara Lee Corp. (Food)	1,387	22,761
Select Comfort Corp. * (Retail)	95	1,761
Smithfield Foods, Inc. * (Food)	209	6,389
Snap-on, Inc. (Hand/Machine Tools)	95	5,178
Spectrum Brands, Inc. * (Household Products/Wares)	76	529
Standard Pacific Corp. (Home Builders)	114	2,377
Steelcase, Inc. - Class A (Office Furnishings)	114	2,225

See accompanying notes to the Schedules of Portfolio Investments.

Superior Industries International, Inc. (Auto Parts & Equipment)	38	868
Take-Two Interactive Software, Inc. * (Software)	133	2,550
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	228	11,724
The Goodyear Tire & Rubber Co. * (Auto Parts & Equipment)	304	10,111
The Hain Celestial Group, Inc. * (Food)	76	2,282
The Hershey Co. (Food)	304	16,708
The Nautilus Group, Inc. (Leisure Time)	57	787
The Pepsi Bottling Group, Inc. (Beverages)	247	8,104
The Ryland Group, Inc. (Home Builders)	76	3,367
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	95	4,272
The Stanley Works (Hand/Machine Tools)	152	8,859
The Stride Rite Corp. (Apparel)	57	804
The Timberland Co. - Class A * (Apparel)	95	2,452
Thor Industries, Inc. (Home Builders)	76	3,027
THQ, Inc. * (Software)	133	4,438
Toll Brothers, Inc. * (Home Builders)	247	7,356
Tootsie Roll Industries, Inc. (Food)	37	1,073
TreeHouse Foods, Inc. * (Food)	57	1,718
Tupperware Corp. (Household Products/Wares)	114	3,206
Tyson Foods, Inc. - Class A (Food)	513	10,752
Under Armour, Inc. - Class A * (Retail)	57	2,879
Universal Corp. (Agriculture)	57	3,573
UST, Inc. (Agriculture)	304	17,231
V. F. Corp. (Apparel)	171	15,016
Visteon Corp. * (Auto Parts & Equipment)	247	2,253
WCI Communities, Inc. * (Home Builders)	57	1,245
WD-40 Co. (Household Products/Wares)	38	1,314
Weight Watchers International, Inc. (Commercial Services)	76	3,647
Whirlpool Corp. (Home Furnishings)	152	16,117
Winnebago Industries, Inc. (Home Builders)	57	1,827
Wolverine World Wide, Inc. (Apparel)	114	3,258
Wrigley (Wm.) Jr. Co. (Food)	418	24,612

TOTAL COMMON STOCKS (Cost $2,060,011)		2,623,291

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (21.3%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $742,106 (Collateralized by $747,000 of various U.S. Government Agency Obligations, 5.00% - 5.25%, 10/30/07 - 7/15/11, market value $757,433)	$742,000	742,000

TOTAL REPURCHASE AGREEMENTS (Cost $742,000)		742,000

TOTAL INVESTMENT SECURITIES (Cost $2,802,011) - 96.4% of net assets		$3,365,291

Percentages indicated are based on net assets of $3,489,695.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Goods Index expiring 5/23/07	$2,594,341	$(308)

Consumer Goods UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Agriculture	11.3%
Apparel	4.0%
Auto Manufacturers	1.6%
Auto Parts & Equipment	2.1%
Beverages	15.5%
Biotechnology	NM
Commercial Services	0.2%
Cosmetics/Personal Care	14.4%
Distribution/Wholesale	0.6%
Electrical Components & Equipment	0.3%
Electronics	0.5%
Food	10.6%
Hand/Machine Tools	0.7%
Healthcare-Products	NM
Home Builders	2.8%
Home Furnishings	1.1%
Household Products/Wares	3.1%
Housewares	0.5%
Leisure Time	1.3%
Machinery-Diversified	0.1%
Miscellaneous Manufacturing	0.7%
Office Furnishings	0.3%
Pharmaceuticals	0.2%
Retail	0.2%
Software	1.4%
Textiles	0.6%
Toys/Games/Hobbies	1.0%
Other**	21.3%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Consumer Services UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Abercrombie & Fitch Co. - Class A (Retail)	90	$7,349
Advance Auto Parts, Inc. (Retail)	108	4,450
Aeropostale, Inc. * (Retail)	54	2,222
Alaska Air Group, Inc. * (Airlines)	36	1,066
Amazon.com, Inc. * (Internet)	324	19,871
American Eagle Outfitters, Inc. (Retail)	216	6,366
American Greetings Corp. - Class A (Household Products/Wares)	54	1,374
AmerisourceBergen Corp. (Pharmaceuticals)	216	10,798
AMR Corp. * (Airlines)	252	6,575
AnnTaylor Stores Corp. * (Retail)	72	2,771
Apollo Group, Inc. - Class A * (Commercial Services)	162	7,663
Applebee’s International, Inc. (Retail)	90	2,446
aQuantive, Inc. * (Internet)	72	2,204
Arbitron, Inc. (Commercial Services)	36	1,774
AutoNation, Inc. * (Retail)	162	3,311
AutoZone, Inc. * (Retail)	54	7,184
Avid Technology, Inc. * (Software)	36	1,197
Avis Budget Group, Inc. * (Commercial Services)	108	3,038
Barnes & Noble, Inc. (Retail)	54	2,135
Bed Bath & Beyond, Inc. * (Retail)	306	12,466
Belo Corp. - Class A (Media)	90	1,734
Best Buy Co., Inc. (Retail)	432	20,153
Big Lots, Inc. * (Retail)	126	4,057
BJ’s Wholesale Club, Inc. * (Retail)	72	2,486
Bob Evans Farms, Inc. (Retail)	36	1,321
Borders Group, Inc. (Retail)	72	1,520
Boyd Gaming Corp. (Lodging)	54	2,457
Brinker International, Inc. (Retail)	126	3,919
Brown Shoe Co., Inc. (Retail)	54	1,457
Cablevision Systems Corp. - Class A (Media)	252	8,261
Cardinal Health, Inc. (Pharmaceuticals)	432	30,218
Career Education Corp. * (Commercial Services)	108	3,190
Carmax, Inc. * (Retail)	216	5,383
Carnival Corp. ADR (Leisure Time)	468	22,881
Casey’s General Stores, Inc. (Retail)	54	1,358
Catalina Marketing Corp. (Advertising)	36	1,141
CBRL Group, Inc. (Retail)	36	1,605
CBS Corp. - Class B (Media)	738	23,446
CEC Entertainment, Inc. * (Retail)	36	1,500
Charming Shoppes, Inc. * (Retail)	126	1,575
Charter Communications, Inc. - Class A * (Media)	414	1,250
Cheesecake Factory, Inc. * (Retail)	90	2,484

See accompanying notes to the Schedules of Portfolio Investments.

Chemed Corp. (Commercial Services)	36	1,811
Chico’s FAS, Inc. * (Retail)	198	5,219
Choice Hotels International, Inc. (Lodging)	36	1,355
Circuit City Stores, Inc. (Retail)	198	3,455
Claire’s Stores, Inc. (Retail)	90	2,931
Clear Channel Communications, Inc. (Media)	486	17,219
CNET Networks, Inc. * (Internet)	144	1,214
Comcast Corp. - Special Class A * (Media)	3,222	85,899
Continental Airlines, Inc. - Class B * (Airlines)	108	3,948
Copart, Inc. * (Retail)	72	2,087
Corinthian Colleges, Inc. * (Commercial Services)	90	1,245
Costco Wholesale Corp. (Retail)	504	26,999
CVS Corp. (Retail)	1,656	60,013
Darden Restaurants, Inc. (Retail)	144	5,973
DeVry, Inc. (Commercial Services)	72	2,375
Dick’s Sporting Goods, Inc. * (Retail)	36	2,019
Dillards, Inc. - Class A (Retail)	72	2,493
DIRECTV Group, Inc. * (Media)	882	21,027
Discovery Holding Co. - Class A * (Media)	288	6,264
Dollar General Corp. (Retail)	342	7,302
Dollar Tree Stores, Inc. * (Retail)	108	4,247
Dow Jones & Co., Inc. (Media)	54	1,962
DreamWorks Animation SKG, Inc. - Class A * (Entertainment)	54	1,581
Dun & Bradstreet Corp. (Software)	72	6,501
eBay, Inc. * (Internet)	1,134	38,487
EchoStar Communications Corp. - Class A * (Media)	234	10,888
Expedia, Inc. * (Internet)	234	5,527
FactSet Research Systems, Inc. (Computers)	54	3,322
Family Dollar Stores, Inc. (Retail)	162	5,158
Federated Department Stores, Inc. (Retail)	576	25,298
Foot Locker, Inc. (Retail)	180	4,282
GameStop Corp. * (Retail)	144	4,776
Gannett Co., Inc. (Media)	252	14,379
Gaylord Entertainment Co. * (Lodging)	36	1,973
Getty Images, Inc. * (Advertising)	54	2,808
GUESS?, Inc. (Apparel)	72	2,837
Guitar Center, Inc. * (Retail)	36	1,667
H & R Block, Inc. (Commercial Services)	324	7,326
Harrah’s Entertainment, Inc. (Lodging)	198	16,889
Harte-Hanks, Inc. (Advertising)	54	1,409
Hertz Global Holdings, Inc. * (Commercial Services)	90	1,791
Hilton Hotels Corp. (Lodging)	396	13,464
Home Depot, Inc. (Retail)	2,232	84,526
IAC/InterActiveCorp * (Internet)	216	8,234
Idearc, Inc. (Media)	162	5,630
International Game Technology (Entertainment)	360	13,730

See accompanying notes to the Schedules of Portfolio Investments.

International Speedway Corp. (Entertainment)	36	1,778
Interpublic Group of Cos., Inc. * (Advertising)	504	6,391
ITT Educational Services, Inc. * (Commercial Services)	54	5,249
J. Crew Group, Inc. * (Retail)	36	1,458
J.C. Penney Co., Inc. (Holding Company) (Retail)	216	17,083
Jack in the Box, Inc. * (Retail)	36	2,398
JetBlue Airways Corp. * (Airlines)	180	1,784
John Wiley & Sons, Inc. (Media)	54	2,022
Kohls Corp. * (Retail)	324	23,989
Kroger Co. (Food)	720	21,247
Laidlaw International (Transportation)	90	3,083
Lamar Advertising Co. (Advertising)	72	4,344
Las Vegas Sands Corp. * (Lodging)	108	9,201
Laureate Education, Inc. * (Commercial Services)	54	3,189
Lee Enterprises, Inc. (Media)	36	942
Liberty Global, Inc. - Class A * (Media)	216	7,752
Liberty Global, Inc. - Series C * (Media)	216	7,217
Liberty Media Holding Corp. - Capital Series A * (Media)	144	16,268
Liberty Media Holding Corp. - Interactive Series A * (Internet)	684	17,121
LIFE TIME FITNESS, Inc. * (Leisure Time)	36	1,850
Limited, Inc. (Retail)	360	9,925
Live Nation, Inc. * (Commercial Services)	72	1,461
Longs Drug Stores Corp. (Retail)	36	1,971
Lowe’s Cos., Inc. (Retail)	1,674	51,157
Marriott International, Inc. - Class A (Lodging)	378	17,088
Matthews International Corp. - Class A (Miscellaneous Manufacturing)	36	1,518
McDonald’s Corp. (Retail)	1,314	63,440
McGraw-Hill Cos., Inc. (Media)	378	24,770
McKesson Corp. (Commercial Services)	324	19,060
Meredith Corp. (Media)	36	2,085
MGM Grand, Inc. * (Commercial Services)	126	8,474
NAVTEQ * (Software)	108	3,819
Netflix, Inc. * (Internet)	72	1,596
News Corp. - Class A (Media)	2,502	56,020
Nordstrom, Inc. (Retail)	234	12,851
O’Reilly Automotive, Inc. * (Retail)	126	4,486
Office Depot, Inc. * (Retail)	306	10,288
OfficeMax, Inc. (Retail)	90	4,430
Omnicare, Inc. (Pharmaceuticals)	126	4,179
Omnicom Group, Inc. (Advertising)	180	18,849
Orient-Express Hotels, Ltd. - Class A (Lodging)	54	2,843
OSI Restaurant Partners, Inc. (Retail)	72	2,866
Pacific Sunwear of California, Inc. * (Retail)	72	1,507

See accompanying notes to the Schedules of Portfolio Investments.

Panera Bread Co. - Class A * (Retail)	36	2,005
Payless ShoeSource, Inc. * (Retail)	72	2,297
Penn National Gaming * (Entertainment)	72	3,480
Petsmart, Inc. (Retail)	144	4,779
Pinnacle Entertainment, Inc. * (Entertainment)	72	2,022
Priceline.com, Inc. * (Internet)	36	2,003
R.H. Donnelley Corp. (Advertising)	72	5,622
RadioShack Corp. (Retail)	144	4,186
Regal Entertainment Group - Class A (Entertainment)	90	1,958
Regis Corp. (Retail)	54	2,064
Rent-A-Center, Inc. * (Commercial Services)	72	2,004
Rite Aid Corp. * (Retail)	576	3,537
Ross Stores, Inc. (Retail)	162	5,370
Royal Caribbean Cruises, Ltd. ADR (Leisure Time)	144	5,986
Ruby Tuesday, Inc. (Retail)	72	1,927
Safeway, Inc. (Food)	486	17,642
Saks, Inc. (Retail)	126	2,638
Scholastic Corp. * (Media)	36	1,111
Scientific Games Corp. - Class A * (Entertainment)	72	2,397
Sears Holdings Corp. * (Retail)	108	20,618
Service Corp. International (Commercial Services)	324	3,937
Sirius Satellite Radio, Inc. * (Media)	1,386	4,103
SkyWest, Inc. (Airlines)	72	1,959
Sonic Corp. * (Retail)	72	1,616
Sotheby’s (Commercial Services)	72	3,717
Southwest Airlines Co. (Airlines)	864	12,398
Staples, Inc. (Retail)	792	19,642
Starbucks Corp. * (Retail)	828	25,685
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	234	15,683
Station Casinos, Inc. (Lodging)	54	4,698
Strayer Education, Inc. (Commercial Services)	18	2,238
SuperValu, Inc. (Food)	216	9,914
Sysco Corp. (Food)	684	22,394
Target Corp. (Retail)	846	50,227
The Children’s Place Retail Stores, Inc. * (Retail)	18	952
The E.W. Scripps Co. - Class A (Media)	90	3,897
The Gap, Inc. (Retail)	648	11,632
The Gymboree Corp. * (Apparel)	36	1,374
The McClatchy Co. - Class A (Media)	54	1,561
The Men’s Wearhouse, Inc. (Retail)	54	2,337
The New York Times Co. - Class A (Media)	162	3,791
The ServiceMaster Co. (Commercial Services)	306	4,709
Tiffany & Co. (Retail)	144	6,867
Time Warner, Inc. (Media)	4,338	89,492
TJX Cos., Inc. (Retail)	504	14,057
Tractor Supply Co. * (Retail)	36	1,863
Tribune Co. (Media)	162	5,314
Tween Brands, Inc. * (Retail)	36	1,410

See accompanying notes to the Schedules of Portfolio Investments.

UAL Corp. * (Airlines)	108	3,607
United Natural Foods, Inc. * (Food)	36	1,123
Urban Outfitters, Inc. * (Retail)	126	3,246
US Airways Group, Inc. * (Airlines)	72	2,660
Vail Resorts, Inc. * (Entertainment)	36	2,053
ValueClick, Inc. * (Internet)	108	3,089
VCA Antech, Inc. * (Pharmaceuticals)	90	3,549
Viacom, Inc. - Class B * (Media)	648	26,730
Wal-Mart Stores, Inc. (Retail)	2,826	135,421
Walgreen Co. (Retail)	1,098	48,202
Walt Disney Co. (Media)	2,124	74,298
Washington Post Co. - Class B (Media)	18	13,392
Wendy’s International, Inc. (Retail)	108	4,072
Whole Foods Market, Inc. (Food)	162	7,580
Williams Sonoma, Inc. (Retail)	90	3,170
WMS Industries, Inc. * (Leisure Time)	36	1,435
Wyndham Worldwide Corp. * (Lodging)	216	7,474
Wynn Resorts, Ltd. (Lodging)	90	9,199
XM Satellite Radio Holdings, Inc. - Class A * (Media)	342	4,001
YUM! Brands, Inc. (Retail)	288	17,816
Zale Corp. * (Retail)	54	1,507

TOTAL COMMON STOCKS (Cost $1,846,151)		2,072,982

	Principal Amount
Repurchase Agreements (27.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $745,106 (Collateralized by $750,000 of various U.S. Government Agency Obligations, 5.00% - 5.25%, 10/30/07 - 7/15/11, market value $760,551)	$745,000	745,000

TOTAL REPURCHASE AGREEMENTS (Cost $745,000)		745,000

TOTAL INVESTMENT SECURITIES (Cost $2,591,151) - 102.1% of net assets		$2,817,982

Percentages indicated are based on net assets of $2,759,418.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements
	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Consumer Services Index expiring 5/23/07	$2,099,264	$(42,339)

Consumer Services UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Advertising	1.5%
Airlines	1.2%
Apparel	0.2%
Commercial Services	3.1%
Computers	0.1%
Entertainment	1.1%
Food	2.9%
Household Products/Wares	NM
Internet	3.6%

See accompanying notes to the Schedules of Portfolio Investments.

Leisure Time	1.2%
Lodging	3.7%
Media	19.6%
Miscellaneous Manufacturing	0.1%
Pharmaceuticals	1.8%
Retail	34.5%
Software	0.4%
Transportation	0.1%
Other**	27.0%

**	Includes any non-equity securities.

NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Financials UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.3%)
ACE, Ltd.ADR (Insurance)	672	$39,957
Affiliated Managers Group, Inc * (Diversified Financial Services)	56	6,587
AFLAC, Inc. (Insurance)	1,064	54,626
Alexandria Real Estate Equities, Inc. (REIT)	56	5,928
Allstate Corp. (Insurance)	1,288	80,268
AMB Property Corp. (REIT)	224	13,644
Ambac Financial Group, Inc. (Insurance)	224	20,563
American Express Co. (Diversified Financial Services)	2,184	132,503
American Financial Group, Inc. (Insurance)	168	5,925
American International Group, Inc. (Insurance)	4,760	332,771
AmeriCredit Corp. * (Diversified Financial Services)	224	5,652
Ameriprise Financial, Inc. (Diversified Financial Services)	448	26,643
Annaly Mortgage Management, Inc. (REIT)	560	8,910
AON Corp. (Insurance)	560	21,700
Apartment Investment and Management Co. - Class A (REIT)	224	12,387
Arch Capital Group, Ltd. * ADR (Insurance)	112	8,156
Archstone-Smith Trust (REIT)	448	23,345
Arthur J. Gallagher & Co. (Insurance)	224	6,263
Associated Banc-Corp (Banks)	280	9,066
Assurant, Inc. (Insurance)	224	12,887
Astoria Financial Corp. (Savings & Loans)	168	4,462
Avalonbay Communities, Inc. (REIT)	168	20,540
Axis Capital Holdings, Ltd.ADR (Insurance)	280	10,388
Bank of America Corp. (Banks)	9,352	476,018
Bank of Hawaii Corp. (Banks)	112	5,925
Bank of New York Co., Inc. (Banks)	1,568	63,473
BB&T Corp. (Banks)	1,120	46,614
Bear Stearns Cos., Inc. (Diversified Financial Services)	224	34,877
BlackRock, Inc. - Class A (Diversified Financial Services)	56	8,383
Boston Properties, Inc. (REIT)	224	26,333
Brandywine Realty Trust (REIT)	168	5,524
BRE Properties, Inc. - Class A (REIT)	112	6,724
Brookfield Properties Corp.ADR (Real Estate)	280	11,500
Brown & Brown, Inc. (Insurance)	224	5,768
Camden Property Trust (REIT)	112	7,801
Capital One Financial Corp. (Diversified Financial Services)	840	62,378
CapitalSource, Inc. (Diversified Financial Services)	280	7,216

See accompanying notes to the Schedules of Portfolio Investments.

CB Richard Ellis Group, Inc. - Class A * (Real Estate)	392	13,269
CBL & Associates Properties, Inc. (REIT)	112	5,090
CBOT Holdings, Inc. - Class A * (Diversified Financial Services)	56	10,566
Chicago Mercantile Exchange (Diversified Financial Services)	56	28,938
Chubb Corp. (Insurance)	840	45,217
Cincinnati Financial Corp. (Insurance)	336	15,201
CIT Group, Inc. (Diversified Financial Services)	392	23,383
Citigroup, Inc. (Diversified Financial Services)	10,360	555,504
City National Corp. (Banks)	56	4,100
Comerica, Inc. (Banks)	336	20,802
Commerce Bancorp, Inc. (Banks)	392	13,108
Commerce Bancshares, Inc. (Banks)	168	7,953
Compass Bancshares, Inc. (Banks)	280	19,090
Conseco, Inc. * (Insurance)	336	5,944
Countrywide Credit Industries, Inc. (Diversified Financial Services)	1,232	45,683
Covanta Holding Corp. * (Energy - Alternate Sources)	224	5,497
Cullen/Frost Bankers, Inc. (Banks)	112	5,731
Developers Diversified Realty Corp. (REIT)	224	14,582
Duke-Weeks Realty Corp. (REIT)	280	12,071
E* TRADE Financial Corp.* (Diversified Financial Services)	896	19,784
Eaton Vance Corp. (Diversified Financial Services)	280	10,702
Edwards (A.G.), Inc. (Diversified Financial Services)	168	12,172
Equifax, Inc. (Commercial Services)	280	11,144
Equity Residential Properties Trust (REIT)	616	28,601
Erie Indemnity Co. - Class A (Insurance)	112	5,886
Essex Property Trust, Inc. (REIT)	56	7,216
Everest Re Group, Ltd.ADR (Insurance)	112	11,272
Fannie Mae (Diversified Financial Services)	2,016	118,783
Federal Realty Investment Trust (REIT)	112	10,099
Federated Investors, Inc. - Class B (Diversified Financial Services)	224	8,548
Fidelity National Title Group, Inc. - Class A (Insurance)	448	11,420
Fifth Third Bancorp (Banks)	1,008	40,915
First American Financial Corp. (Insurance)	168	8,652
First Horizon National Corp. (Banks)	280	10,979
Forest City Enterprises, Inc. - Class A (Real Estate)	112	7,483
Franklin Resources, Inc. (Diversified Financial Services)	336	44,120
Freddie Mac (Diversified Financial Services)	1,456	94,320

See accompanying notes to the Schedules of Portfolio Investments.

Fulton Financial Corp. (Banks)	336	4,946
General Growth Properties, Inc. (REIT)	448	28,605
Genworth Financial, Inc. - Class A (Diversified Financial Services)	952	34,738
Hanover Insurance Group, Inc. (Insurance)	112	5,148
Hartford Financial Services Group, Inc. (Insurance)	672	68,006
HCC Insurance Holdings, Inc. (Insurance)	224	6,868
Health Care Property Investors, Inc. (REIT)	448	15,855
Health Care REIT, Inc. (REIT)	168	7,600
Highwoods Properties, Inc. (REIT)	112	4,567
Hospitality Properties Trust (REIT)	168	7,649
Host Marriott Corp. (REIT)	1,064	27,281
HRPT Properties Trust (REIT)	448	5,484
Hudson City Bancorp, Inc. (Savings & Loans)	1,064	14,172
Huntington Bancshares, Inc. (Banks)	448	9,937
Intercontinental Exchange, Inc. * (Diversified Financial Services)	112	14,224
Investors Financial Services Corp. (Banks)	112	6,931
iStar Financial, Inc. (REIT)	280	13,418
J.P. Morgan Chase & Co. (Diversified Financial Services)	7,224	376,370
Janus Capital Group, Inc. (Diversified Financial Services)	392	9,808
Jefferies Group, Inc. (Diversified Financial Services)	224	7,101
Jones Lang LaSalle, Inc. (Real Estate)	56	6,019
KeyCorp (Banks)	840	29,971
Kilroy Realty Corp. (REIT)	56	4,252
Kimco Realty Corp. (REIT)	448	21,535
Lazard, Ltd. - Class A ADR (Diversified Financial Services)	112	6,065
Legg Mason, Inc. (Diversified Financial Services)	280	27,773
Liberty Property Trust (REIT)	168	8,130
Lincoln National Corp. (Insurance)	560	39,844
Loews Corp. (Insurance)	952	45,049
M&T Bank Corp. (Banks)	168	18,705
Mack-Cali Realty Corp. (REIT)	168	8,227
Marsh & McLennan Cos., Inc. (Insurance)	1,120	35,571
Marshall & Ilsley Corp. (Banks)	504	24,202
MasterCard, Inc. - Class A (Software)	112	12,508
MBIA, Inc. (Insurance)	280	19,477
Mellon Financial Corp. (Banks)	840	36,061
Merrill Lynch & Co., Inc. (Diversified Financial Services)	1,736	156,639
MetLife, Inc. (Insurance)	952	62,546
MGIC Investment Corp. (Insurance)	168	10,350
Moneygram International, Inc. (Software)	168	4,776
Moody’s Corp. (Commercial Services)	504	33,324
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,016	169,364

See accompanying notes to the Schedules of Portfolio Investments.

Nasdaq Stock Market, Inc. * (Diversified Financial Services)	224	7,293
National City Corp. (Banks)	1,232	45,030
Nationwide Financial Services (Insurance)	112	6,399
Nationwide Health Properties, Inc. (REIT)	168	5,386
New York Community Bancorp (Savings & Loans)	560	9,778
Northern Trust Corp. (Banks)	392	24,676
Nuveen Investments - Class A (Diversified Financial Services)	168	8,954
NYSE Euronext (Diversified Financial Services)	392	33,057
Old Republic International Corp. (Insurance)	448	9,529
PartnerRe, Ltd.ADR (Insurance)	112	8,066
People’s United Financial, Inc. (Savings & Loans)	224	4,460
Philadelphia Consolidated Holding Corp. * (Insurance)	112	4,861
Plum Creek Timber Co., Inc. (Forest Products & Paper)	392	15,563
PMI Group, Inc. (Insurance)	168	8,143
PNC Financial Services Group (Banks)	728	53,945
Popular, Inc. (Banks)	504	8,472
Principal Financial Group, Inc. (Insurance)	560	35,554
Progressive Corp. (Insurance)	1,456	33,590
Prologis (REIT)	504	32,659
Protective Life Corp. (Insurance)	112	5,253
Prudential Financial, Inc. (Insurance)	1,008	95,760
Public Storage, Inc. (REIT)	280	26,130
Radian Group, Inc. (Insurance)	168	9,762
Raymond James Financial Corp. (Diversified Financial Services)	224	6,872
Rayonier, Inc. (Forest Products & Paper)	168	7,286
Realty Income Corp. (REIT)	224	6,250
Regency Centers Corp. (REIT)	168	13,843
Regions Financial Corp. (Banks)	1,512	53,056
RenaissanceRe Holdings ADR (Insurance)	112	6,065
SAFECO Corp. (Insurance)	224	14,950
Schwab (Diversified Financial Services)	2,128	40,687
SEI Investments Co. (Software)	168	10,253
Simon Property Group, Inc. (REIT)	448	51,645
Sky Financial Group, Inc. (Banks)	224	6,104
SL Green Realty Corp. (REIT)	112	15,781
SLM Corp. (Diversified Financial Services)	840	45,217
Sovereign Bancorp, Inc. (Savings & Loans)	672	16,309
St. Joe Co. (Real Estate)	168	9,514
StanCorp Financial Group, Inc. (Insurance)	112	5,331
State Street Corp. (Banks)	672	46,281
SunTrust Banks, Inc. (Banks)	728	61,458
Synovus Financial Corp. (Banks)	560	17,674
T. Rowe Price Group, Inc. (Diversified Financial Services)	560	27,821

See accompanying notes to the Schedules of Portfolio Investments.

Taubman Centers, Inc. (REIT)	112	6,278
TCF Financial Corp. (Banks)	280	7,582
TD Ameritrade Holding Corp. * (Diversified Financial Services)	504	8,593
The Colonial BancGroup, Inc. (Banks)	336	8,084
The First Marblehead Corp. (Diversified Financial Services)	112	4,060
The Goldman Sachs Group, Inc. (Diversified Financial Services)	784	171,390
The Macerich Co. (REIT)	168	15,980
The Travelers Companies, Inc. (Insurance)	1,400	75,740
Thornburg Mortgage Asset Corp. (REIT)	224	6,227
Torchmark Corp. (Insurance)	224	15,299
U.S. Bancorp (Banks)	3,640	125,034
UDR, Inc. (REIT)	280	8,411
UnionBanCal Corp. (Banks)	112	6,886
UnumProvident Corp. (Insurance)	728	18,113
Valley National Bancorp (Banks)	224	5,683
Ventas, Inc. (REIT)	224	9,444
Vornado Realty Trust (REIT)	280	33,216
W.R. Berkley Corp. (Insurance)	392	12,736
Wachovia Corp. (Banks)	3,976	220,827
Washington Mutual, Inc. (Savings & Loans)	1,848	77,579
Webster Financial Corp. (Banks)	112	4,978
Weingarten Realty Investors (REIT)	168	8,040
Wells Fargo & Co. (Banks)	6,552	235,151
Willis Group Holdings, Ltd. ADR (Insurance)	224	9,188
Wilmington Trust Corp. (Banks)	168	6,797
XL Capital, Ltd. - Class A (Insurance)	392	30,568
Zions Bancorp (Banks)	224	18,323

TOTAL COMMON STOCKS (Cost $4,684,884)		6,499,550

	Principal Amount
Repurchase Agreements (24.5%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $2,117,302 (Collateralized by $2,054,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 10/30/07 – 6/15/11, market value $2,160,919)	$2,117,000	2,117,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,117,000)		2,117,000

TOTAL INVESTMENT SECURITIES (Cost $6,801,884) - 99.8% of net assets		$8,616,550

Percentages indicated are based on net assets of $8,631,657.

*	Non-income producing security

See accompanying notes to the Schedules of Portfolio Investments.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

REIT	Real Estate Investment Trust

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Financials Index expiring 5/23/07	$6,488,356	$(20,890)

Financials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Banks	20.9%
Commercial Services	0.5%
Diversified Financial Services	27.9%
Energy – Alternate Sources	0.1%
Forest Products & Paper	0.3%
Insurance	16.2%
Real Estate	0.6%
Real Estate Investment Trust	7.0%
Savings & Loans	1.5%
Software	0.3%
Other**	24.5%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Health Care UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.7%)
Abbott Laboratories (Pharmaceuticals)	13,468	$762,558
Abraxis Bioscience, Inc. * (Pharmaceuticals)	148	4,071
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	296	11,103
Advanced Medical Optics, Inc. * (Healthcare - Products)	592	23,935
Aetna, Inc. (Healthcare - Services)	4,440	208,147
Affymetrix, Inc. * (Biotechnology)	592	15,552
Alcon, Inc. ADR (Healthcare - Products)	740	99,848
Alexion Pharmaceuticals, Inc. * (Biotechnology)	296	12,391
Alkermes, Inc. * (Pharmaceuticals)	888	14,590
Allergan, Inc. (Pharmaceuticals)	1,332	161,438
Alpharma, Inc. - Class A (Pharmaceuticals)	444	10,789
American Medical Systems Holdings, Inc. * (Healthcare - Products)	592	10,496
AMERIGROUP Corp. * (Healthcare - Services)	444	12,490
Amgen, Inc. * (Biotechnology)	10,212	654,997
Amylin Pharmaceuticals, Inc. * (Pharmaceuticals)	1,036	42,818
Applera Corp. - Applied Biosystems Group (Electronics)	1,628	50,859
Applera Corp. - Celera Genomics Group * (Biotechnology)	740	10,360
Apria Healthcare Group, Inc. * (Healthcare - Services)	444	14,093
ArthroCare Corp. * (Healthcare - Products)	296	12,213
Bard (C.R.), Inc. (Healthcare - Products)	888	73,819
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	888	42,944
Bausch & Lomb, Inc. (Healthcare - Products)	444	26,121
Baxter International, Inc. (Healthcare - Products)	5,772	326,868
Beckman Coulter, Inc. (Healthcare - Products)	592	37,184
Becton, Dickinson & Co. (Healthcare - Products)	2,072	163,046
Bio-Rad Laboratories, Inc. - Class A * (Biotechnology)	148	10,474
Biogen Idec, Inc. * (Biotechnology)	2,960	139,742
BioMarin Pharmaceutical, Inc. * (Pharmaceuticals)	740	11,958
Biomet, Inc. (Healthcare - Products)	1,924	83,117
Biosite Diagnostics, Inc. * (Healthcare - Products)	148	13,690
Boston Scientific Corp. * (Healthcare - Products)	11,840	182,810

See accompanying notes to the Schedules of Portfolio Investments.

Bristol-Myers Squibb Co. (Pharmaceuticals)	17,612	508,282
Brookdale Senior Living, Inc. (Healthcare - Services)	444	20,162
Celgene Corp. * (Biotechnology)	3,256	199,137
Centene Corp. * (Healthcare - Services)	444	9,240
Cephalon, Inc. * (Pharmaceuticals)	592	47,129
Charles River Laboratories International, Inc. * (Biotechnology)	592	28,037
CIGNA Corp. (Insurance)	888	138,164
Community Health Systems, Inc. * (Healthcare - Services)	888	32,678
Cooper Cos., Inc. (Healthcare - Products)	444	22,688
Covance, Inc. * (Healthcare - Services)	592	35,816
Coventry Health Care, Inc. * (Healthcare - Services)	1,332	77,030
Cubist Pharmaceuticals, Inc. * (Pharmaceuticals)	444	9,524
CV Therapeutics, Inc. * (Pharmaceuticals)	444	3,743
Cyberonics, Inc. * (Healthcare - Products)	148	3,235
CYTYC Corp. * (Healthcare - Products)	1,036	36,498
Dade Behring Holdings, Inc. (Healthcare - Products)	740	36,341
Datascope Corp. (Healthcare - Products)	148	5,483
DaVita, Inc. * (Healthcare - Services)	888	48,494
Delta & Pine Land Co. (Agriculture)	296	12,207
DENTSPLY International, Inc. (Healthcare - Products)	1,184	39,557
Edwards Lifesciences Corp. * (Healthcare - Products)	444	21,756
Eli Lilly & Co. (Pharmaceuticals)	8,436	498,821
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	1,184	36,633
Enzo Biochem, Inc. * (Biotechnology)	296	4,976
Enzon, Inc. * (Biotechnology)	444	3,765
Express Scripts, Inc. * (Pharmaceuticals)	1,036	98,990
Forest Laboratories, Inc. * (Pharmaceuticals)	2,812	149,627
Gen-Probe, Inc. * (Healthcare - Products)	444	22,693
Genentech, Inc. * (Biotechnology)	3,996	319,639
Genzyme Corp. * (Biotechnology)	2,220	144,988
Gilead Sciences, Inc. * (Pharmaceuticals)	3,996	326,553
Haemonetics Corp. * (Healthcare - Products)	296	14,161
Health Management Associates, Inc. - Class A (Healthcare - Services)	2,072	22,150
Health Net, Inc. * (Healthcare - Services)	1,036	56,006
HEALTHSOUTH Corp. * (Healthcare - Services)	740	15,540

See accompanying notes to the Schedules of Portfolio Investments.

Healthways, Inc. * (Healthcare - Services)	296	12,556
Henry Schein, Inc. * (Healthcare - Products)	740	38,576
Hillenbrand Industries, Inc. (Healthcare - Products)	444	27,151
Hologic, Inc. * (Healthcare - Products)	444	25,552
Hospira, Inc. * (Pharmaceuticals)	1,332	54,013
Human Genome Sciences, Inc. * (Biotechnology)	1,184	12,752
Humana, Inc. * (Healthcare - Services)	1,480	93,595
IDEXX Laboratories, Inc. * (Healthcare - Products)	296	26,690
Illumina, Inc. * (Biotechnology)	592	19,317
ImClone Systems, Inc. * (Pharmaceuticals)	592	24,799
Immucor, Inc. * (Healthcare - Products)	592	19,317
Incyte Genomics, Inc. * (Biotechnology)	740	5,705
InterMune, Inc. * (Biotechnology)	296	8,557
Intuitive Surgical, Inc. * (Healthcare - Products)	296	38,379
Invacare Corp. (Healthcare - Products)	296	5,517
Invitrogen Corp. * (Biotechnology)	444	29,069
Johnson & Johnson (Healthcare - Products)	25,308	1,625,280
Kinetic Concepts, Inc. * (Healthcare - Products)	444	22,200
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,072	42,372
Kyphon, Inc. * (Healthcare - Products)	444	20,695
Laboratory Corp. of America Holdings * (Healthcare - Services)	1,036	81,782
LifePoint Hospitals, Inc. * (Healthcare - Services)	444	16,210
Lincare Holdings, Inc. * (Healthcare - Services)	740	29,186
Magellan Health Services, Inc. * (Healthcare - Services)	296	12,698
Manor Care, Inc. (Healthcare - Services)	592	38,415
Medarex, Inc. * (Pharmaceuticals)	1,036	14,183
Medco Health Solutions, Inc. * (Pharmaceuticals)	2,516	196,298
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	444	13,498
MedImmune, Inc. * (Biotechnology)	2,072	117,441
Medtronic, Inc. (Healthcare - Products)	10,064	532,688
Mentor Corp. (Healthcare - Products)	444	17,276
Merck & Co., Inc. (Pharmaceuticals)	18,944	974,480
MGI Pharma, Inc. * (Pharmaceuticals)	740	16,295
Millennium Pharmaceuticals, Inc. * (Biotechnology)	2,812	31,157
Millipore Corp. * (Biotechnology)	444	32,781
Mylan Laboratories, Inc. (Pharmaceuticals)	2,072	45,439
Myriad Genetics, Inc. * (Biotechnology)	444	16,228

See accompanying notes to the Schedules of Portfolio Investments.

Nabi Biopharmaceuticals * (Pharmaceuticals)	592	3,078
Nektar Therapeutics * (Biotechnology)	740	9,154
Neurocrine Biosciences, Inc. * (Pharmaceuticals)	296	3,768
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	148	3,465
Odyssey Healthcare, Inc. * (Healthcare - Services)	296	3,949
Onyx Pharmaceuticals, Inc. * (Pharmaceuticals)	444	11,881
OSI Pharmaceuticals, Inc. * (Pharmaceuticals)	444	15,407
Owens & Minor, Inc. (Distribution/Wholesale)	296	10,464
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	296	7,971
PAREXEL International Corp. * (Commercial Services)	296	11,627
Patterson Cos., Inc. * (Healthcare - Products)	1,184	42,695
PDL BioPharma, Inc. * (Biotechnology)	1,036	26,169
Pediatrix Medical Group, Inc. * (Healthcare - Services)	444	25,330
Perrigo Co. (Pharmaceuticals)	740	14,060
Pfizer, Inc. (Pharmaceuticals)	61,864	1,636,922
Pharmaceutical Product Development, Inc. (Commercial Services)	888	32,030
PolyMedica Corp. (Healthcare - Products)	148	5,985
PSS World Medical, Inc. * (Healthcare - Products)	592	11,899
Psychiatric Solutions, Inc. * (Healthcare - Services)	444	15,571
Quest Diagnostics, Inc. (Healthcare - Services)	1,332	65,121
Regeneron Pharmaceuticals, Inc. * (Biotechnology)	592	16,102
ResMed, Inc. * (Healthcare - Products)	740	31,272
Respironics, Inc. * (Healthcare - Products)	592	24,130
Savient Pharmaceuticals, Inc. * (Biotechnology)	444	5,106
Schering-Plough Corp. (Pharmaceuticals)	12,876	408,555
Sepracor, Inc. * (Pharmaceuticals)	888	47,668
Sierra Health Services, Inc. * (Healthcare - Services)	444	18,390
St. Jude Medical, Inc. * (Healthcare - Products)	3,108	132,991
STERIS Corp. (Healthcare - Products)	592	15,132
Stryker Corp. (Healthcare - Products)	2,368	153,778
Sunrise Assisted Living, Inc. * (Healthcare - Services)	444	17,001
Techne Corp. * (Healthcare - Products)	296	17,455

See accompanying notes to the Schedules of Portfolio Investments.

Telik, Inc. * (Biotechnology)	444	2,651
Tenet Healthcare Corp. * (Healthcare - Services)	4,144	30,748
The Medicines Co. * (Pharmaceuticals)	444	10,114
Theravance, Inc. * (Pharmaceuticals)	444	14,710
Thermo Electron Corp. * (Electronics)	3,552	184,917
Triad Hospitals, Inc. * (Healthcare - Services)	740	39,324
United Therapeutics Corp. * (Pharmaceuticals)	148	8,275
UnitedHealth Group, Inc. (Healthcare - Services)	11,840	628,229
Universal Health Services, Inc. - Class B (Healthcare - Services)	444	26,960
Valeant Pharmaceuticals International (Pharmaceuticals)	740	13,335
Varian Medical Systems, Inc. * (Healthcare - Products)	1,184	49,977
Varian, Inc. * (Electronics)	296	17,156
Ventana Medical Systems, Inc. * (Healthcare - Products)	296	14,383
Vertex Pharmaceuticals, Inc. * (Biotechnology)	1,036	31,847
Viasys Healthcare, Inc. * (Healthcare - Products)	296	9,478
Waters Corp. * (Electronics)	888	52,774
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	888	24,242
WellCare Health Plans, Inc. * (Healthcare - Services)	296	23,855
WellPoint, Inc. * (Healthcare - Services)	5,476	432,440
Wyeth (Pharmaceuticals)	11,692	648,906
Zimmer Holdings, Inc. * (Healthcare - Products)	2,072	187,475

TOTAL COMMON STOCKS (Cost $12,879,725)		15,928,333

	Principal Amount
Repurchase Agreements (24.6%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $5,175,737 (Collateralized by $5,250,000 of various Federal National Mortgage Association Securities, 2.50% - 6.625%, 6/15/08 - 9/15/09, market value $5,279,733)	$5,175,000	5,175,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,175,000)		5,175,000

TOTAL INVESTMENT SECURITIES (Cost $18,054,725) - 100.3% of net assets		$21,103,333

Percentages indicated are based on net assets of $21,041,192.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Health Care Index expiring 5/23/07	$15,917,294	$(54,249)

Health Care UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Agriculture	0.1%
Biotechnology	9.1%
Commercial Services	0.2%
Distribution/Wholesale	NM
Electronics	1.5%
Healthcare-Products	20.7%
Healthcare-Services	10.3%
Insurance	0.7%
Pharmaceuticals	33.1%
Other**	24.6%

**	Includes any non-equity securities.

NM	Not meaningful, amount less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Industrials UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.2%)
3M Co. (Miscellaneous Manufacturing)	2,262	$187,226
Accenture, Ltd. - Class A ADR (Commercial Services)	1,972	77,104
Actuant Corp. - Class A (Miscellaneous Manufacturing)	116	6,148
Acuity Brands, Inc. (Miscellaneous Manufacturing)	174	10,287
Acxiom Corp. (Software)	232	5,243
Affiliated Computer Services, Inc. - Class A * (Computers)	290	17,373
AGCO Corp. * (Machinery-Diversified)	290	12,102
Agilent Technologies, Inc. * (Electronics)	1,392	47,842
Alexander & Baldwin, Inc. (Transportation)	116	6,200
Alliance Data Systems Corp. * (Commercial Services)	232	14,769
Alliant Techsystems, Inc. * (Aerospace/Defense)	116	10,803
Allied Waste Industries, Inc. * (Environmental Control)	986	13,183
American Commercial Lines, Inc. * (Transportation)	174	5,128
American Standard Cos. (Building Materials)	580	31,935
Ametek, Inc. (Electrical Components & Equipment)	348	12,625
Amphenol Corp. - Class A (Electronics)	580	20,364
Anixter International, Inc. * (Telecommunications)	116	8,306
AptarGroup, Inc. (Miscellaneous Manufacturing)	116	8,497
Armor Holdings, Inc. * (Aerospace/Defense)	116	8,294
Arrow Electronics, Inc. * (Electronics)	406	16,045
Automatic Data Processing, Inc. (Software)	1,856	83,074
Avnet, Inc. * (Electronics)	464	18,978
Ball Corp. (Packaging & Containers)	348	17,640
BE Aerospace, Inc. * (Aerospace/Defense)	290	10,629
BearingPoint, Inc. * (Commercial Services)	696	5,109
Belden, Inc. (Electrical Components & Equipment)	174	9,723
Bemis Co., Inc. (Packaging & Containers)	348	11,561
Benchmark Electronics, Inc. * (Electronics)	232	4,914

See accompanying notes to the Schedules of Portfolio Investments.

Boeing Co. (Aerospace/Defense)	2,378	221,153
Brady Corp. - Class A (Electronics)	174	5,718
Broadridge Financial Solutions LLC. * (Diversified Financial Services)	464	9,299
Bucyrus International, Inc. - Class A (Machinery - Construction & Mining)	116	7,278
Burlington Northern Santa Fe Corp. (Transportation)	1,218	106,624
C.H. Robinson Worldwide, Inc. (Transportation)	580	31,007
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	232	9,554
Caterpillar, Inc. (Machinery - Construction & Mining)	2,146	155,842
Ceradyne, Inc. * (Miscellaneous Manufacturing)	58	3,413
Ceridian Corp. * (Computers)	464	15,665
CheckFree Corp. * (Internet)	232	7,809
Choicepoint, Inc. * (Commercial Services)	290	11,011
Clarcor, Inc. (Miscellaneous Manufacturing)	174	5,488
Commscope, Inc. * (Telecommunications)	174	8,117
Con-way, Inc. (Transportation)	174	9,506
Convergys Corp. * (Commercial Services)	464	11,721
Cooper Industries, Ltd. - Class A ADR (Miscellaneous Manufacturing)	696	34,633
Corrections Corp. of America * (Commercial Services)	232	13,178
Crane Co. (Miscellaneous Manufacturing)	174	7,397
Crown Holdings, Inc. * (Packaging & Containers)	522	12,617
CSX Corp. (Transportation)	1,450	62,597
Cummins, Inc. (Machinery-Diversified)	348	32,072
Curtiss-Wright Corp. (Aerospace/Defense)	174	7,498
Danaher Corp. (Miscellaneous Manufacturing)	812	57,806
Deere & Co. (Machinery-Diversified)	754	82,488
Deluxe Corp. (Commercial Services)	174	6,586
Dionex Corp. * (Electronics)	58	4,002
Donaldson Co., Inc. (Miscellaneous Manufacturing)	232	8,333
Dover Corp. (Miscellaneous Manufacturing)	696	33,492
DRS Technologies, Inc. (Aerospace/Defense)	116	5,836
Eagle Materials, Inc. - Class A (Building Materials)	174	7,762
Eaton Corp. (Miscellaneous Manufacturing)	522	46,568
eFunds Corp. * (Software)	174	4,855
EMCOR Group, Inc. * (Engineering & Construction)	116	7,272
Emdeon Corp. * (Internet)	522	8,425

See accompanying notes to the Schedules of Portfolio Investments.

Emerson Electric Co. (Electrical Components & Equipment)	2,726	128,095
Energy Conversion Devices, Inc. * (Electrical Components & Equipment)	116	4,108
ESCO Technologies, Inc. * (Miscellaneous Manufacturing)	116	5,285
Expeditors International of Washington, Inc. (Transportation)	696	29,093
Fastenal Co. (Distribution/Wholesale)	464	19,080
FedEx Corp. (Transportation)	986	103,964
Fidelity National Information Services, Inc. (Software)	928	46,892
First Data Corp. (Software)	2,552	82,684
Fiserv, Inc. * (Software)	580	30,839
Flextronics International, Ltd. *ADR (Electronics)	2,030	22,634
FLIR Systems, Inc. * (Electronics)	232	9,394
Florida Rock Industries, Inc. (Building Materials)	174	12,027
Flowserve Corp. (Machinery-Diversified)	174	10,616
Fluor Corp. (Engineering & Construction)	290	27,729
Fortune Brands, Inc. (Household Products/Wares)	522	41,812
Foster Wheeler, Ltd. *ADR (Engineering & Construction)	232	15,969
FTI Consulting, Inc. * (Commercial Services)	116	4,265
Gardner Denver, Inc. * (Machinery-Diversified)	174	6,577
GATX Corp. (Trucking & Leasing)	174	8,528
General Cable Corp. * (Electrical Components & Equipment)	174	9,995
General Dynamics Corp. (Aerospace/Defense)	1,160	91,060
General Electric Co. (Miscellaneous Manufacturing)	34,626	1,276,313
General Maritime Corp. ADR (Transportation)	116	3,720
Global Payments, Inc. (Software)	290	11,014
Goodrich Corp. (Aerospace/Defense)	406	23,077
Graco, Inc. (Machinery-Diversified)	232	9,164
Granite Construction, Inc. (Engineering & Construction)	116	6,988
Harland (John H.) Co. (Household Products/Wares)	58	3,051
Harsco Corp. (Miscellaneous Manufacturing)	232	11,832
Hewitt Associates, Inc. * (Commercial Services)	348	10,353
Hexcel Corp. * (Aerospace/Defense Equipment)	290	6,293
Honeywell International, Inc. (Miscellaneous Manufacturing)	2,436	131,982
Hubbell, Inc. - Class B (Electrical Components & Equipment)	174	8,994
IDEX Corp. (Machinery-Diversified)	174	9,130
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,624	83,327

See accompanying notes to the Schedules of Portfolio Investments.

IMS Health, Inc. (Software)	696	20,414
Ingersoll-Rand Co. - Class A ADR (Miscellaneous Manufacturing)	1,044	46,615
Iron Mountain, Inc. * (Commercial Services)	580	16,298
Itron, Inc. * (Electronics)	58	3,906
ITT Industries, Inc. (Miscellaneous Manufacturing)	638	40,711
J.B. Hunt Transport Services, Inc. (Transportation)	348	9,417
Jabil Circuit, Inc. (Electronics)	638	14,865
Jacobs Engineering Group, Inc. * (Engineering & Construction)	348	17,550
Joy Global, Inc. (Machinery - Construction & Mining)	348	17,619
Kansas City Southern Industries, Inc. * (Transportation)	232	8,619
Kaydon Corp. (Metal Fabricate/Hardware)	116	5,513
Kennametal, Inc. (Hand/Machine Tools)	116	8,185
Kirby Corp. * (Transportation)	174	6,577
L-3 Communications Holdings, Inc. (Aerospace/Defense)	406	36,512
Landstar System, Inc. (Transportation)	174	8,406
Lennox International, Inc. (Building Materials)	232	7,844
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	116	7,393
Lockheed Martin Corp. (Aerospace/Defense)	1,160	111,522
Louisiana-Pacific Corp. (Forest Products & Paper)	348	6,859
Manitowoc Co. (Machinery-Diversified)	232	15,829
Manpower, Inc. (Commercial Services)	290	23,273
Martin Marietta Materials (Building Materials)	174	25,373
Masco Corp. (Building Materials)	1,334	36,297
McDermott International, Inc. *ADR (Engineering & Construction)	348	18,673
MDU Resources Group, Inc. (Electric)	580	17,574
MeadWestvaco Corp. (Forest Products & Paper)	580	19,349
Mettler Toledo International, Inc. * (Electrical Components & Equipment)	116	11,324
Molex, Inc. (Electrical Components & Equipment)	232	6,932
Molex, Inc., - Class A (Electrical Components & Equipment)	232	6,215
Monster Worldwide, Inc. * (Internet)	406	17,073
Moog, Inc. - Class A * (Aerospace/Defense)	116	4,932
MPS Group, Inc. * (Commercial Services)	348	4,764
MSC Industrial Direct Co. - Class A (Retail)	174	8,481

See accompanying notes to the Schedules of Portfolio Investments.

Mueller Water Products, Inc. - Class B (Metal Fabricate/Hardware)	290	4,156
National Instruments Corp. (Computers)	174	4,848
NeuStar, Inc. * (Telecommunications)	232	6,672
Nordson Corp. (Machinery-Diversified)	116	5,316
Norfolk Southern Corp. (Transportation)	1,334	71,022
Northrop Grumman Corp. (Aerospace/Defense)	1,102	81,118
OMI Corp. ADR (Transportation)	232	6,744
Oshkosh Truck Corp. (Auto Manufacturers)	232	12,978
Overseas Shipholding Group, Inc. (Transportation)	116	8,213
Owens Corning, Inc. * (Building Materials)	290	8,889
Owens-Illinois, Inc. * (Packaging & Containers)	464	13,962
PACCAR, Inc. (Auto Manufacturers)	870	73,063
Packaging Corp. of America (Packaging & Containers)	290	7,180
Pactiv Corp. * (Packaging & Containers)	464	16,045
Pall Corp. (Miscellaneous Manufacturing)	406	17,032
Parker Hannifin Corp. (Miscellaneous Manufacturing)	406	37,409
Paychex, Inc. (Commercial Services)	1,160	43,036
Pentair, Inc. (Miscellaneous Manufacturing)	348	11,185
PerkinElmer, Inc. (Electronics)	406	9,825
PHH Corp. * (Commercial Services)	174	5,307
Precision Castparts Corp. (Metal Fabricate/Hardware)	464	48,308
Quanex Corp. (Metal Fabricate/Hardware)	116	4,991
Quanta Services, Inc. * (Commercial Services)	348	9,567
R.R. Donnelley & Sons Co. (Commercial Services)	754	30,311
Raytheon Co. (Aerospace/Defense)	1,508	80,738
Regal-Beloit Corp. (Hand/Machine Tools)	116	5,350
Republic Services, Inc. (Environmental Control)	580	16,199
Resources Connection, Inc. * (Commercial Services)	174	5,250
Robert Half International, Inc. (Commercial Services)	580	19,314
Rockwell Collins, Inc. (Aerospace/Defense)	580	38,089
Rockwell International Corp. (Machinery-Diversified)	522	31,080
Roper Industries, Inc. (Miscellaneous Manufacturing)	290	16,257
Ryder System, Inc. (Transportation)	232	12,212
Sanmina-SCI Corp. * (Electronics)	1,798	6,203

See accompanying notes to the Schedules of Portfolio Investments.

Sealed Air Corp. (Packaging & Containers)	580	19,081
Shaw Group, Inc. * (Engineering & Construction)	232	7,524
Sherwin-Williams Co. (Chemicals)	406	25,891
Smurfit-Stone Container Corp. * (Packaging & Containers)	870	10,484
Solectron Corp. * (Electronics)	3,016	10,104
Sonoco Products Co. (Packaging & Containers)	348	14,839
Spirit Aerosystems Holdings, Inc. - Class A * (Aerospace/Defense)	174	5,504
SPX Corp. (Miscellaneous Manufacturing)	174	12,333
Stericycle, Inc. * (Environmental Control)	174	15,162
Swift Transportation Co., Inc. * (Transportation)	174	5,443
Teekay Shipping Corp. ADR (Transportation)	116	6,919
Tektronix, Inc. (Electronics)	290	8,523
Teledyne Technologies, Inc. * (Aerospace/Defense)	116	5,117
Teleflex, Inc. (Miscellaneous Manufacturing)	116	8,332
TeleTech Holdings, Inc. * (Commercial Services)	116	4,377
Temple-Inland, Inc. (Forest Products & Paper)	348	20,615
Terex Corp. * (Machinery - Construction & Mining)	348	27,092
Texas Industries, Inc. (Building Materials)	58	4,418
Textron, Inc. (Miscellaneous Manufacturing)	348	35,381
The Brink’s Co. (Miscellaneous Manufacturing)	174	11,049
The Corporate Executive Board Co. (Commercial Services)	116	7,382
The Genlyte Group, Inc. * (Building Materials)	58	4,525
Thomas & Betts Corp. * (Electronics)	174	9,480
Timken Co. (Metal Fabricate/Hardware)	290	9,564
Toro Co. (Housewares)	116	5,829
Trimble Navigation, Ltd. * (Electronics)	406	11,644
Trinity Industries, Inc. (Miscellaneous Manufacturing)	290	13,456
Tyco International, Ltd. ADR (Miscellaneous Manufacturing)	6,670	217,642
Union Pacific Corp. (Transportation)	928	106,024
United Parcel Service, Inc. - Class B (Transportation)	2,262	159,312
United Rentals, Inc. * (Commercial Services)	232	7,772
United Technologies Corp. (Aerospace/Defense)	3,074	206,358
URS Corp. * (Engineering & Construction)	174	7,604

See accompanying notes to the Schedules of Portfolio Investments.

USG CORP. * (Building Materials)	232	10,707
UTI Worldwide, Inc. ADR (Transportation)	290	6,806
Vishay Intertechnology, Inc. * (Electronics)	580	9,657
VistaPrint, Ltd. *ADR (Commercial Services)	116	4,336
Vulcan Materials Co. (Building Materials)	290	35,864
W.W. Grainger, Inc. (Distribution/Wholesale)	232	19,167
Wabtec Corp. (Machinery-Diversified)	174	6,464
Walter Industries, Inc. (Holding Companies - Diversified)	174	5,171
Washington Group International, Inc. * (Engineering & Construction)	116	7,763
Waste Connections, Inc. * (Environmental Control)	232	7,231
Waste Management, Inc. (Environmental Control)	1,798	67,264
Watsco, Inc. (Distribution/Wholesale)	58	3,084
Watson Wyatt Worldwide, Inc. - Class A (Commercial Services)	116	5,467
WESCO International, Inc. * (Distribution/Wholesale)	174	10,992
West Pharmaceutical Services, Inc. (Healthcare - Products)	116	5,773
Western Union Co. (Commercial Services)	2,552	53,719
World Fuel Services Corp. (Retail)	116	5,360
YRC Worldwide, Inc. * (Transportation)	174	6,923
Zebra Technologies Corp. - Class A * (Machinery-Diversified)	232	9,231

TOTAL COMMON STOCKS (Cost $6,339,947)		6,734,150

	Principal Amount
Repurchase Agreements (24.5%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $2,195,313 (Collateralized by $2,130,000 of various U.S. Government Agency Obligations, 5.25% - 6.00%, 10/30/07 - 6/15/11, market value $2,240,603)	$2,195,000	2,195,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,195,000)		2,195,000

TOTAL INVESTMENT SECURITIES (Cost $8,534,947) - 99.7% of net assets		$8,929,150

Percentages indicated are based on net assets of $8,955,606.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

See accompanying notes to the Schedules of Portfolio Investments.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap based on the Dow Jones U.S. Industrials Index expiring 5/23/07	$6,752,825	$18,080

Industrials UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Aerospace/Defense	10.5%
Aerospace/Defense Equipment	0.1%
Auto Manufacturers	1.0%
Building Materials	2.1%
Chemicals	0.3%
Commercial Services	4.4%
Computers	0.4%
Distribution/Wholesale	0.6%
Diversified Financial Services	0.1%
Electric	0.2%
Electrical Components & Equipment	2.2%
Electronics	2.6%
Engineering & Construction	1.3%
Environmental Control	1.3%
Forest Products & Paper	0.5%
Hand/Machine Tools	0.2%
Healthcare - Products	0.1%
Holding Companies - Diversified	0.1%
Household Products/Wares	0.5%
Housewares	0.1%
Internet	0.4%
Machinery-Construction & Mining	2.3%
Machinery-Diversified	2.6%
Metal Fabricate/Hardware	0.8%
Miscellaneous Manufacturing	26.6%
Packaging & Containers	1.4%
Retail	0.2%
Software	3.2%
Telecommunications	0.3%
Transportation	8.7%
Trucking & Leasing	0.1%
Other **	24.5%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Internet UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Agile Software Corp. * (Internet)	5,994	$43,097
Akamai Technologies, Inc. * (Internet)	17,982	792,647
Allscripts Healthcare Solutions, Inc. * (Software)	5,184	137,117
Amazon.com, Inc. * (Internet)	33,696	2,066,575
aQuantive, Inc. * (Internet)	7,938	242,982
Ariba, Inc. * (Internet)	8,586	75,729
Audible, Inc. * (Internet)	2,268	21,795
Autobytel, Inc. * (Internet)	4,374	15,178
BEA Systems, Inc. * (Software)	43,902	517,604
Check Point Software Technologies, Ltd. * ADR (Internet)	19,926	469,257
CheckFree Corp. * (Internet)	8,262	278,099
CMGI, Inc. * (Internet)	52,002	109,204
CNET Networks, Inc. * (Internet)	15,552	131,103
Digital River, Inc. * (Internet)	4,536	265,492
E* TRADE Financial Corp.* (Diversified Financial Services)	48,114	1,062,357
EarthLink, Inc. * (Internet)	12,798	98,033
eBay, Inc. * (Internet)	45,846	1,556,012
Emdeon Corp. * (Internet)	17,982	290,229
Google, Inc. - Class A * (Internet)	3,240	1,527,271
IAC/InterActiveCorp * (Internet)	23,166	883,088
Infospace, Inc. * (Internet)	3,564	91,452
Interwoven, Inc. * (Internet)	4,374	66,791
j2 Global Communications, Inc. * (Internet)	5,670	163,069
Jupitermedia Corp. * (Internet)	2,592	18,040
Monster Worldwide, Inc. * (Internet)	12,960	544,968
Priceline.com, Inc. * (Internet)	3,726	207,315
Quest Software, Inc. * (Software)	6,156	104,714
RealNetworks, Inc. * (Internet)	12,150	91,733
Sapient Corp. * (Internet)	9,234	66,762
SonicWALL, Inc. * (Internet)	7,452	60,808
TD Ameritrade Holding Corp. * (Diversified Financial Services)	27,216	464,033
Tibco Software, Inc. * (Internet)	23,490	214,229
United Online, Inc. (Internet)	7,290	105,195
ValueClick, Inc. * (Internet)	11,016	315,058
VeriSign, Inc. * (Internet)	27,702	757,650
Vignette Corp. * (Internet)	3,402	63,005
webMethods, Inc. * (Internet)	6,156	55,958
Websense, Inc. * (Internet)	5,022	124,094
Yahoo!, Inc. * (Internet)	47,790	1,340,032

TOTAL COMMON STOCKS (Cost $6,977,603)		15,437,775

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (24.8%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $5,099,727 (Collateralized by $5,150,000 of various U.S. Government Agency Obligations, 2.50% - 6.625%, 6/15/08 – 6/15/11, market value $5,202,176)	$5,099,000	5,099,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,099,000)		5,099,000

TOTAL INVESTMENT SECURITIES (Cost $12,076,603) - 100.0% of net assets		$20,536,775

Percentages indicated are based on net assets of $20,541,006.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Composite Internet Index expiring 5/23/07	$15,425,454	$246,666

Internet UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Diversified Financial Services	7.4%
Internet	64.1%
Software	3.7%
Other**	24.8%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Mobile Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (57.7%)
Alltel Corp. (Telecommunications)	30,353	$1,902,830
Dobson Communications Corp. - Class A * (Telecommunications)	12,189	111,042
Leap Wireless International, Inc. * (Telecommunications)	4,063	310,129
NII Holdings, Inc. - Class B * (Telecommunications)	11,711	898,819
Sprint Corp. (Telecommunications)	131,899	2,641,936
TeleCorp PCS, Inc. - Class A * (a) (Telecommunications)	1,885	0
Telephone & Data Systems, Inc. (Telecommunications)	4,063	231,388
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	4,063	214,526
US Cellular Corp. * (Telecommunications)	1,195	86,638

TOTAL COMMON STOCKS (Cost $4,163,402)		6,397,308

	Principal Amount
Repurchase Agreements (25.7%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $2,849,406 (Collateralized by $2,726,000 Federal Home Loan Mortgage Corp, 6.00%, 6/15/11, market value $2,907,188)	$2,849,000	2,849,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,849,000)		2,849,000

TOTAL INVESTMENT SECURITIES (Cost $7,012,402) - 83.4% of net assets		$9,246,308

Percentages indicated are based on net assets of $11,086,073.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Mobile Telecommunications Index expiring 5/23/07	$10,113,906	$(37,335)

Mobile Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries as of April 30, 2007:

Telecommunications	57.7%
Other**	25.7%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Oil & Gas UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.1%)
Anadarko Petroleum Corp. (Oil & Gas)	37,170	$1,734,352
Apache Corp. (Oil & Gas)	26,460	1,918,350
Atwood Oceanics, Inc. * (Oil & Gas)	1,890	118,881
Baker Hughes, Inc. (Oil & Gas Services)	25,830	2,076,474
Berry Petroleum Co. - Class A (Oil & Gas)	3,150	107,289
BJ Services Co. (Oil & Gas Services)	23,940	686,120
Bristow Group, Inc. * (Transportation)	1,890	71,064
Cabot Oil & Gas Corp. (Oil & Gas)	7,560	275,335
Cameron International Corp. * (Oil & Gas Services)	8,820	569,507
Cheniere Energy, Inc. * (Oil & Gas)	4,410	147,074
Chesapeake Energy Corp. (Oil & Gas)	35,910	1,211,963
ChevronTexaco Corp. (Oil & Gas)	177,660	13,820,170
Cimarex Energy Co. (Oil & Gas)	6,930	273,042
Comstock Resources, Inc. * (Oil & Gas)	3,780	107,163
ConocoPhillips (Oil & Gas)	123,480	8,563,337
Core Laboratories NV * ADR (Oil & Gas Services)	1,890	171,839
Crosstex Energy, Inc. (Oil & Gas)	3,150	94,658
Delta Petroleum Corp. * (Oil & Gas)	4,410	95,653
Denbury Resources, Inc. * (Oil & Gas)	9,450	312,701
Devon Energy Corp. (Oil & Gas)	34,020	2,479,037
Diamond Offshore Drilling, Inc. (Oil & Gas)	5,040	431,424
Dresser-Rand Group, Inc. * (Oil & Gas Services)	5,670	180,930
Dynegy, Inc. (Electric)	32,760	308,272
El Paso Corp. (Pipelines)	57,330	859,950
Encore Acquisition Co. * (Oil & Gas)	4,410	117,791
Ensco International, Inc. (Oil & Gas)	12,600	710,388
EOG Resources, Inc. (Oil & Gas)	19,530	1,434,283
EXCO Resources, Inc. * (Oil & Gas)	6,930	116,355
Exxon Mobil Corp. (Oil & Gas)	461,160	36,606,880
FMC Technologies, Inc. * (Oil & Gas Services)	5,670	401,890
Forest Oil Corp. * (Oil & Gas)	4,410	155,408
Frontier Oil Corp. (Oil & Gas)	8,820	311,611
Global Industries, Ltd. * (Oil & Gas Services)	6,930	143,867
GlobalSantaFe Corp. ADR (Oil & Gas)	18,900	1,208,277
Grant Prideco, Inc. * (Oil & Gas Services)	10,080	519,523
Grey Wolf, Inc. * (Oil & Gas)	15,120	108,259
Halliburton Co. (Oil & Gas Services)	81,270	2,581,948
Hanover Compressor Co. * (Oil & Gas Services)	6,930	149,896
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	6,930	265,142
Helmerich & Payne, Inc. (Oil & Gas)	7,560	244,112

See accompanying notes to the Schedules of Portfolio Investments.

Hess Corp. (Oil & Gas)	23,310	1,322,843
Holly Corp. (Oil & Gas)	3,780	240,408
Houston Exploration Co. * (Oil & Gas)	2,520	139,532
Hydril * (Oil & Gas Services)	1,260	121,993
Input/Output, Inc. * (Oil & Gas Services)	5,670	79,323
Kinder Morgan, Inc. (Pipelines)	8,820	939,859
Lone Star Technologies, Inc. * (Oil & Gas Services)	2,520	167,353
Marathon Oil Corp. (Oil & Gas)	28,350	2,878,943
Mariner Energy, Inc. * (Oil & Gas)	6,300	142,065
Murphy Oil Corp. (Oil & Gas)	14,490	803,326
Nabors Industries, Ltd. * ADR (Oil & Gas)	22,680	728,482
National-Oilwell Varco, Inc. * (Oil & Gas Services)	14,490	1,229,477
Newfield Exploration Co. * (Oil & Gas)	10,710	468,563
Newpark Resources, Inc. * (Oil & Gas Services)	6,930	56,965
Noble Corp. ADR (Oil & Gas)	10,710	901,889
Noble Energy, Inc. (Oil & Gas)	13,860	815,107
Occidental Petroleum Corp. (Oil & Gas)	69,300	3,513,509
Oceaneering International, Inc. * (Oil & Gas Services)	4,410	209,651
OGE Energy Corp. (Electric)	7,560	290,606
Oil States International, Inc. * (Oil & Gas Services)	3,780	128,255
Parker Drilling Co. * (Oil & Gas)	8,820	95,785
Patterson-UTI Energy, Inc. (Oil & Gas)	12,600	307,314
Penn Virginia Corp. (Oil & Gas)	1,260	100,863
Petrohawk Energy Corp. * (Oil & Gas)	13,230	191,174
Pioneer Natural Resources Co. (Oil & Gas)	10,080	506,016
Plains Exploration & Production Co. * (Oil & Gas)	5,670	266,433
Pogo Producing Co. (Oil & Gas)	4,410	212,827
Pride International, Inc. * (Oil & Gas)	13,230	434,076
Quicksilver Resources, Inc. * (Oil & Gas)	4,410	184,603
Range Resources Corp. (Oil & Gas)	11,340	414,477
Rowan Cos., Inc. (Oil & Gas)	8,820	323,165
Schlumberger, Ltd. ADR (Oil & Gas Services)	95,760	7,069,962
SEACOR SMIT, Inc. * (Oil & Gas Services)	1,890	180,079
Smith International, Inc. (Oil & Gas Services)	16,380	858,967
Southwestern Energy Co. * (Oil & Gas)	13,230	555,660
St. Mary Land & Exploration Co. (Oil & Gas)	4,410	161,494
Stone Energy Corp. * (Oil & Gas)	1,890	56,001
Sunoco, Inc. (Oil & Gas)	10,080	761,342
Superior Energy Services, Inc. * (Oil & Gas Services)	6,930	251,767
Swift Energy Co. * (Oil & Gas)	2,520	102,438
Tesoro Petroleum Corp. (Oil & Gas)	5,670	687,204

See accompanying notes to the Schedules of Portfolio Investments.

TETRA Technologies, Inc. * (Oil & Gas Services)	5,670	150,198
Tidewater, Inc. (Oil & Gas Services)	4,410	278,756
Todco - Class A * (Oil & Gas)	4,410	200,479
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	23,940	2,063,628
Ultra Petroleum Corp. * (Oil & Gas)	12,600	714,672
Unit Corp. * (Oil & Gas)	3,780	216,027
Universal Compression Holdings, Inc. * (Oil & Gas Services)	2,520	167,756
Valero Energy Corp. (Oil & Gas)	49,140	3,451,102
W-H Energy Services, Inc. * (Oil & Gas Services)	2,520	136,357
Weatherford International, Ltd. * ADR (Oil & Gas Services)	27,720	1,455,023
Whiting Petroleum Corp. * (Oil & Gas)	3,150	138,663
Williams Cos., Inc. (Pipelines)	47,880	1,412,460
XTO Energy, Inc. (Oil & Gas)	29,610	1,606,935

TOTAL COMMON STOCKS (Cost $76,446,873)		122,582,067

	Principal Amount
Repurchase Agreements (25.2%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $41,025,845 (Collateralized by $41,456,000 of various U.S. Government Agency Obligations, 3.375% - 5.125%, 9/12/08 - 9/10/10, market value $41,843,296)	$41,020,000	41,020,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,020,000)		41,020,000

TOTAL INVESTMENT SECURITIES (Cost $117,466,873) - 100.3% of net assets		$163,602,067

Percentages indicated are based on net assets of $163,084,577.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 5/23/07	$122,988,263	$478,462

Oil & Gas UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Electric	0.4%
Oil & Gas	60.3%
Oil & Gas Services	12.4%
Pipelines	2.0%
Transportation	NM
Other**	25.2%

**	Includes any non-equity securities.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Oil Equipment, Services & Distribution UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (74.6%)
Atwood Oceanics, Inc. * (Oil & Gas)	826	$51,955
Baker Hughes, Inc. (Oil & Gas Services)	9,912	796,825
BJ Services Co. (Oil & Gas Services)	9,086	260,405
Bristow Group, Inc. * (Transportation)	708	26,621
Cameron International Corp. * (Oil & Gas Services)	3,422	220,959
Core Laboratories NV * ADR (Oil & Gas Services)	708	64,371
Crosstex Energy, Inc. (Oil & Gas)	1,298	39,005
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,006	171,714
Dresser-Rand Group, Inc. * (Oil & Gas Services)	2,242	71,542
El Paso Corp. (Pipelines)	21,712	325,680
Ensco International, Inc. (Oil & Gas)	4,720	266,114
FMC Technologies, Inc. * (Oil & Gas Services)	2,124	150,549
Global Industries, Ltd. * (Oil & Gas Services)	2,596	53,893
GlobalSantaFe Corp. ADR (Oil & Gas)	7,198	460,168
Grant Prideco, Inc. * (Oil & Gas Services)	3,894	200,697
Grey Wolf, Inc. * (Oil & Gas)	5,782	41,399
Halliburton Co. (Oil & Gas Services)	31,034	985,949
Hanover Compressor Co. * (Oil & Gas Services)	2,714	58,704
Helix Energy Solutions Group, Inc. * (Oil & Gas Services)	2,596	99,323
Helmerich & Payne, Inc. (Oil & Gas)	2,950	95,256
Hydril * (Oil & Gas Services)	590	57,124
Input/Output, Inc. * (Oil & Gas Services)	2,124	29,715
Kinder Morgan, Inc. (Pipelines)	3,304	352,074
Lone Star Technologies, Inc. * (Oil & Gas Services)	944	62,691
Nabors Industries, Ltd. * ADR (Oil & Gas)	8,614	276,682
National-Oilwell Varco, Inc. * (Oil & Gas Services)	5,428	460,566
Newpark Resources, Inc. * (Oil & Gas Services)	2,714	22,309
Noble Corp. ADR (Oil & Gas)	4,130	347,787
Oceaneering International, Inc. * (Oil & Gas Services)	1,652	78,536
OGE Energy Corp. (Electric)	2,832	108,862
Oil States International, Inc. * (Oil & Gas Services)	1,416	48,045
Parker Drilling Co. * (Oil & Gas)	3,304	35,881
Patterson-UTI Energy, Inc. (Oil & Gas)	4,956	120,877
Pride International, Inc. * (Oil & Gas)	5,074	166,478
Rowan Cos., Inc. (Oil & Gas)	3,422	125,382
Schlumberger, Ltd. ADR (Oil & Gas Services)	36,344	2,683,277

See accompanying notes to the Schedules of Portfolio Investments.

SEACOR SMIT, Inc. * (Oil & Gas Services)	708	67,458
Smith International, Inc. (Oil & Gas Services)	6,136	321,772
Superior Energy Services, Inc. * (Oil & Gas Services)	2,596	94,313
TETRA Technologies, Inc. * (Oil & Gas Services)	2,242	59,391
Tidewater, Inc. (Oil & Gas Services)	1,770	111,882
Todco - Class A * (Oil & Gas)	1,770	80,464
Transocean Sedco Forex, Inc. * ADR (Oil & Gas)	8,968	773,042
Unit Corp. * (Oil & Gas)	1,416	80,924
Universal Compression Holdings, Inc. * (Oil & Gas Services)	944	62,842
W-H Energy Services, Inc. * (Oil & Gas Services)	944	51,080
Weatherford International, Ltd. * ADR (Oil & Gas Services)	10,502	551,250
Williams Cos., Inc. (Pipelines)	18,408	543,036

TOTAL COMMON STOCKS (Cost $10,148,229)		12,214,869

	Principal Amount
Repurchase Agreements (23.1%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $3,783,539 (Collateralized by $3,661,000 of various U.S. Government Agency Obligations, 6.00% - 6.625%, 9/15/09 - 6/15/11, market value $3,860,537)	$3,783,000	3,783,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,783,000)		3,783,000

TOTAL INVESTMENT SECURITIES (Cost $13,931,229) - 97.7% of net assets		$15,997,869

Percentages indicated are based on net assets of $16,381,256.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil Equipment, Services & Distribution Index expiring 5/23/07	$12,289,939	$222,450

Oil Equipment, Services & Distribution UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Electric	0.7%
Oil & Gas	19.1%
Oil & Gas Services	47.1%
Pipelines	7.5%
Transportation	0.2%
Other**	23.1%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Pharmaceuticals UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (73.5%)
Abbott Laboratories (Pharmaceuticals)	17,375	$983,772
Abraxis Bioscience, Inc. * (Pharmaceuticals)	250	6,878
Adams Respiratory Therapeutics, Inc. * (Pharmaceuticals)	375	14,066
Alkermes, Inc. * (Pharmaceuticals)	1,125	18,484
Allergan, Inc. (Pharmaceuticals)	1,750	212,100
Alpharma, Inc. - Class A (Pharmaceuticals)	500	12,150
Barr Pharmaceuticals, Inc. * (Pharmaceuticals)	1,250	60,450
Bristol-Myers Squibb Co. (Pharmaceuticals)	22,875	660,172
Cephalon, Inc. * (Pharmaceuticals)	750	59,708
Eli Lilly & Co. (Pharmaceuticals)	11,000	650,429
Endo Pharmaceuticals Holdings, Inc. * (Pharmaceuticals)	1,500	46,410
Forest Laboratories, Inc. * (Pharmaceuticals)	3,625	192,886
Hospira, Inc. * (Pharmaceuticals)	1,750	70,963
Johnson & Johnson (Healthcare - Products)	32,875	2,111,233
King Pharmaceuticals, Inc. * (Pharmaceuticals)	2,750	56,238
Medicis Pharmaceutical Corp. - Class A (Pharmaceuticals)	625	19,000
Merck & Co., Inc. (Pharmaceuticals)	24,625	1,266,709
MGI Pharma, Inc. * (Pharmaceuticals)	875	19,268
Mylan Laboratories, Inc. (Pharmaceuticals)	2,750	60,308
Noven Pharmaceuticals, Inc. * (Pharmaceuticals)	250	5,853
Par Pharmaceutical Cos., Inc. * (Pharmaceuticals)	375	10,099
Perrigo Co. (Pharmaceuticals)	875	16,625
Pfizer, Inc. (Pharmaceuticals)	80,250	2,123,414
Schering-Plough Corp. (Pharmaceuticals)	16,750	531,477
Sepracor, Inc. * (Pharmaceuticals)	1,250	67,100
The Medicines Co. * (Pharmaceuticals)	625	14,238
Theravance, Inc. * (Pharmaceuticals)	500	16,565
Valeant Pharmaceuticals International (Pharmaceuticals)	1,000	18,020
Watson Pharmaceuticals, Inc. * (Pharmaceuticals)	1,125	30,713
Wyeth (Pharmaceuticals)	11,525	639,637

TOTAL COMMON STOCKS (Cost $7,988,227)		9,994,965

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (24.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of 3,274,467 (Collateralized by $3,210,000 of various U.S. Government Agency Obligations, 5.25% - 6.625%, 10/30/07 - 6/15/11, market value $3,340,564)	$3,274,000	3,274,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,274,000)		3,274,000

	Shares
Rights/Warrants (NM)
OSI Pharmaceuticals, Inc. (Pharmaceuticals)	14	0	(a)

TOTAL RIGHTS/WARRANTS (Cost $0)		0

TOTAL INVESTMENT SECURITIES (Cost $11,262,227) - 97.5% of net assets		$13,268,965

Percentages indicated are based on net assets of $13,613,805.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

(a)	Amount is less than $0.50.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Pharmaceuticals Index expiring 5/23/07	$10,223,228	$(22,756)

Pharmaceuticals UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Healthcare - Products	15.5%
Pharmaceuticals	58.0%
Other**	24.0%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Precious Metals UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (104.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $107,691,344 (Collateralized by $109,699,000 of various U.S. Government Agency Obligations, 2.625% - 5.50%, 1/18/08 - 1/18/11, market value $109,830,251)	$107,676,000	$107,676,000

TOTAL REPURCHASE AGREEMENTS (Cost $107,676,000)		107,676,000

TOTAL INVESTMENT SECURITIES (Cost $107,676,000) - 104.0% of net assets		$107,676,000

Percentages indicated are based on net assets of $103,543,731.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 5/23/07	$155,631,908	$(6,453,052)

See accompanying notes to the Schedules of Portfolio Investments.

Real Estate UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.2%)
Alexandria Real Estate Equities, Inc. (REIT)	4,368	$462,353
AMB Property Corp. (REIT)	15,015	914,564
American Financial Realty Trust (REIT)	19,656	208,354
American Home Mortgage Investment Corp. (REIT)	6,825	169,124
Annaly Mortgage Management, Inc. (REIT)	39,039	621,110
Apartment Investment and Management Co. - Class A (REIT)	14,742	815,233
Archstone-Smith Trust (REIT)	33,306	1,735,576
Avalonbay Communities, Inc. (REIT)	12,012	1,468,587
BioMed Realty Trust, Inc. (REIT)	10,101	290,000
Boston Properties, Inc. (REIT)	17,745	2,086,102
Brandywine Realty Trust (REIT)	13,650	448,812
BRE Properties, Inc. - Class A (REIT)	7,644	458,946
Brookfield Properties Corp. ADR (Real Estate)	19,656	807,272
Camden Property Trust (REIT)	8,736	608,462
CapitalSource, Inc. (Diversified Financial Services)	19,929	513,570
CB Richard Ellis Group, Inc. - Class A * (Real Estate)	30,576	1,034,998
CBL & Associates Properties, Inc. (REIT)	10,101	459,090
Colonial Properties Trust (REIT)	7,098	352,132
Corporate Office Properties Trust (REIT)	6,552	308,665
Cousins Properties, Inc. (REIT)	6,279	210,786
Crescent Real Estate Equities Co. (REIT)	14,742	302,358
DCT Industrial Trust, Inc. (REIT)	25,662	288,184
Developers Diversified Realty Corp. (REIT)	16,653	1,084,110
Digital Realty Trust, Inc. (REIT)	8,190	331,286
Douglas Emmett, Inc. (REIT)	15,561	405,364
Duke-Weeks Realty Corp. (REIT)	20,475	882,677
Entertainment Properties Trust (REIT)	4,095	247,420
Equity Inns, Inc. (REIT)	8,190	140,049
Equity Lifestyle Properties, Inc. (REIT)	3,276	177,789
Equity Residential Properties Trust (REIT)	44,499	2,066,089
Essex Property Trust, Inc. (REIT)	3,549	457,324
Federal Realty Investment Trust (REIT)	8,463	763,109
FelCor Lodging Trust, Inc. (REIT)	9,555	243,939
First Industrial Realty Trust, Inc. (REIT)	6,825	298,867
Forest City Enterprises, Inc. - Class A (Real Estate)	9,009	601,891
Franklin Street Properties Corp. (REIT)	9,828	177,395

See accompanying notes to the Schedules of Portfolio Investments.

Friedman, Billings, Ramsey Group, Inc. - Class A (Diversified Financial Services)	22,932	127,273
General Growth Properties, Inc. (REIT)	34,671	2,213,743
Health Care Property Investors, Inc. (REIT)	31,395	1,111,069
Health Care REIT, Inc. (REIT)	11,193	506,371
Healthcare Realty Trust, Inc. (REIT)	7,371	251,056
Highwoods Properties, Inc. (REIT)	8,463	345,121
Home Properties, Inc. (REIT)	4,914	273,710
Hospitality Properties Trust (REIT)	14,196	646,344
Host Marriott Corp. (REIT)	79,443	2,036,919
HRPT Properties Trust (REIT)	31,941	390,958
IMPAC Mortgage Holdings, Inc. (REIT)	10,647	59,091
iStar Financial, Inc. (REIT)	19,383	928,833
Jones Lang LaSalle, Inc. (Real Estate)	5,460	586,895
Kilroy Realty Corp. (REIT)	4,914	373,120
Kimco Realty Corp. (REIT)	33,033	1,587,896
KKR Financial Corp. (REIT)	12,285	328,132
LaSalle Hotel Properties (REIT)	6,006	278,859
Lexington Corporate Properties Trust (REIT)	9,828	205,307
Liberty Property Trust (REIT)	13,650	660,524
Mack-Cali Realty Corp. (REIT)	10,374	508,015
Maguire Properties, Inc. (REIT)	5,460	196,724
Mid-America Apartment Communities, Inc. (REIT)	3,822	206,197
National Retail Properties, Inc. (REIT)	9,282	222,304
Nationwide Health Properties, Inc. (REIT)	12,831	411,362
Newcastle Investment Corp. (REIT)	7,371	215,307
Novastar Financial, Inc. (REIT)	5,733	42,195
Pennsylvania REIT (REIT)	5,460	253,672
Plum Creek Timber Co., Inc. (Forest Products & Paper)	27,027	1,072,973
Post Properties, Inc. (REIT)	6,552	307,092
Potlatch Corp. (Forest Products & Paper)	6,006	260,600
Prologis (REIT)	37,674	2,441,274
Public Storage, Inc. (REIT)	19,656	1,834,298
RAIT Investment Trust (REIT)	9,555	268,973
Rayonier, Inc. (Forest Products & Paper)	11,739	509,120
Realty Income Corp. (REIT)	15,288	426,535
Redwood Trust, Inc. (REIT)	3,822	191,903
Regency Centers Corp. (REIT)	10,374	854,818
Senior Housing Properties Trust (REIT)	12,831	292,932
Simon Property Group, Inc. (REIT)	33,579	3,870,986
SL Green Realty Corp. (REIT)	9,009	1,269,368
St. Joe Co. (Real Estate)	11,466	649,320
Strategic Hotels & Resorts, Inc. (REIT)	11,466	248,239
Sunstone Hotel Investors, Inc. (REIT)	8,736	249,151
Taubman Centers, Inc. (REIT)	8,190	459,050
The Macerich Co. (REIT)	10,920	1,038,710
Thornburg Mortgage Asset Corp. (REIT)	17,199	478,132

See accompanying notes to the Schedules of Portfolio Investments.

UDR, Inc. (REIT)	20,475	615,069
Ventas, Inc. (REIT)	15,834	667,561
Vornado Realty Trust (REIT)	21,567	2,558,492
Washington REIT (REIT)	6,825	258,395
Weingarten Realty Investors (REIT)	12,012	574,894

TOTAL COMMON STOCKS (Cost $45,198,923)		58,806,469

	Principal Amount
Repurchase Agreements (27.5%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $21,516,066 (Collateralized by $22,111,000 of various U.S. Government Agency Obligations, 3.375% - 4.125%, 2/15/08 - 12/15/08, market value $21,946,352)	$21,513,000	21,513,000

TOTAL REPURCHASE AGREEMENTS (Cost $21,513,000)		21,513,000

TOTAL INVESTMENT SECURITIES (Cost $66,711,923) - 102.7% of net assets		$80,319,469

Percentages indicated are based on net assets of $78,182,106.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 5/23/07	$59,525,225	$(1,774,103)

Real Estate UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Diversified Financial Services	0.8%
Forest Products & Paper	2.4%
Real Estate	4.7%
Real Estate Investment Trust	67.3%
Other**	27.5%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Semiconductor UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.0%)
Actel Corp. * (Semiconductors)	576	$8,433
Advanced Micro Devices, Inc. * (Semiconductors)	12,960	179,107
Altera Corp. * (Semiconductors)	8,352	188,254
Amkor Technology, Inc. * (Semiconductors)	2,304	32,233
Analog Devices, Inc. (Semiconductors)	7,776	300,309
Applied Materials, Inc. (Semiconductors)	32,256	619,960
Applied Micro Circuits Corp. * (Semiconductors)	6,624	18,613
Asyst Technologies, Inc. * (Semiconductors)	1,152	8,237
Atmel Corp. * (Semiconductors)	10,368	55,158
ATMI, Inc. * (Semiconductors)	864	26,724
Axcelis Technologies, Inc. * (Semiconductors)	2,304	17,626
Broadcom Corp. - Class A * (Semiconductors)	11,232	365,602
Brooks Automation, Inc. * (Semiconductors)	1,728	30,188
Cabot Microelectronics Corp. * (Chemicals)	576	18,513
Cirrus Logic, Inc. * (Semiconductors)	1,728	14,308
Cohu, Inc. (Semiconductors)	576	11,854
Conexant Systems, Inc. * (Semiconductors)	11,520	17,856
Cree Research, Inc. * (Semiconductors)	1,728	35,251
Cymer, Inc. * (Electronics)	864	35,001
Cypress Semiconductor Corp. * (Semiconductors)	3,456	78,866
DSP Group, Inc. * (Semiconductors)	576	10,639
Entegris, Inc. * (Semiconductors)	2,880	33,754
Exar Corp. * (Semiconductors)	864	11,647
Fairchild Semiconductor International, Inc. * (Semiconductors)	2,880	50,688
FormFactor, Inc. * (Semiconductors)	1,152	47,566
Integrated Device Technology, Inc. * (Semiconductors)	4,608	69,028
Intel Corp. (Semiconductors)	136,224	2,928,815
Interdigital Communications Corp. * (Telecommunications)	1,152	37,878
International Rectifier Corp. * (Semiconductors)	1,728	60,964
Intersil Corp. - Class A (Semiconductors)	3,168	94,375
KLA -Tencor Corp. (Semiconductors)	4,608	255,974
Kulicke & Soffa Industries, Inc. * (Semiconductors)	1,440	14,371
Lam Research Corp. * (Semiconductors)	3,456	185,864

See accompanying notes to the Schedules of Portfolio Investments.

Lattice Semiconductor Corp. * (Semiconductors)	2,592	14,152
Linear Technology Corp. (Semiconductors)	6,912	258,647
LSI Logic Corp. * (Semiconductors)	18,144	154,224
LTX Corp. * (Semiconductors)	1,440	8,582
Marvell Technology Group, Ltd. * ADR (Semiconductors)	10,656	171,881
Maxim Integrated Products, Inc. (Semiconductors)	7,488	237,519
MEMC Electronic Materials, Inc. * (Semiconductors)	4,032	221,276
Micrel, Inc. * (Semiconductors)	1,440	18,072
Microchip Technology, Inc. (Semiconductors)	4,896	197,505
Micron Technology, Inc. * (Semiconductors)	17,568	201,505
Microsemi Corp. * (Semiconductors)	1,440	33,278
National Semiconductor Corp. (Semiconductors)	7,488	196,934
Novellus Systems, Inc. * (Semiconductors)	2,880	93,226
NVIDIA Corp. * (Semiconductors)	8,352	274,697
OmniVision Technologies, Inc. * (Semiconductors)	1,152	15,575
ON Semiconductor Corp. * (Semiconductors)	5,472	58,605
Photronics, Inc. * (Semiconductors)	864	13,003
PMC-Sierra, Inc. * (Semiconductors)	4,896	37,846
Rambus, Inc. * (Semiconductors)	2,304	45,642
RF Micro Devices, Inc. * (Telecommunications)	4,608	28,800
SanDisk Corp. * (Computers)	5,184	225,245
Semtech Corp. * (Semiconductors)	1,728	24,918
Silicon Image, Inc. * (Semiconductors)	2,016	17,660
Silicon Laboratories, Inc. * (Semiconductors)	1,152	37,797
Silicon Storage Technology, Inc. * (Computers)	2,016	8,306
SiRF Technology Holdings, Inc. * (Semiconductors)	1,152	27,948
Skyworks Solutions, Inc. * (Semiconductors)	3,744	25,796
Teradyne, Inc. * (Semiconductors)	4,320	75,384
Tessera Technologies, Inc. * (Semiconductors)	1,152	49,294
Texas Instruments, Inc. (Semiconductors)	34,848	1,197,726
Trident Microsystems, Inc. * (Software)	1,440	30,571
TriQuint Semiconductor, Inc. * (Semiconductors)	3,168	16,379
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	1,440	95,558
Xilinx, Inc. (Semiconductors)	7,776	229,236
Zoran Corp. * (Semiconductors)	1,152	22,879

TOTAL COMMON STOCKS (Cost $6,468,196)		10,229,322

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (26.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $3,540,504 (Collateralized by $3,394,000 of various Federal Home Loan Mortgage Corp. Securities, 5.00% -6.00%, 6/15/11 – 7/15/11, market value $3,612,005)	$3,540,000	3,540,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,540,000)		3,540,000

TOTAL INVESTMENT SECURITIES (Cost $10,008,196) - 101.0% of net assets		$13,769,322

Percentages indicated are based on net assets of $13,627,314.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Semiconductors Index expiring 5/23/07	$10,240,288	$(10,490)

Semiconductor UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Chemicals	0.1%
Computers	1.7%
Electronics	0.3%
Semiconductors	72.2%
Software	0.2%
Telecommunications	0.5%
Other **	26.0%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Technology UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.0%)
3Com Corp. * (Telecommunications)	1,896	$7,641
ADC Telecommunications, Inc. * (Telecommunications)	474	8,722
Adobe Systems, Inc. * (Software)	2,844	118,197
ADTRAN, Inc. (Telecommunications)	237	6,032
Advanced Micro Devices, Inc. * (Semiconductors)	2,607	36,029
Akamai Technologies, Inc. * (Internet)	711	31,341
Altera Corp. * (Semiconductors)	1,659	37,394
Amdocs, Ltd. * ADR (Telecommunications)	948	34,839
American Tower Corp. * (Telecommunications)	1,896	72,048
Amkor Technology, Inc. * (Semiconductors)	474	6,631
Analog Devices, Inc. (Semiconductors)	1,659	64,071
Andrew Corp. * (Telecommunications)	711	7,764
ANSYS, Inc. * (Software)	237	12,134
Apple Computer, Inc. * (Computers)	4,029	402,093
Applied Materials, Inc. (Semiconductors)	6,399	122,989
Arris Group, Inc. * (Telecommunications)	474	7,025
Atmel Corp. * (Semiconductors)	2,133	11,348
ATMI, Inc. * (Semiconductors)	237	7,330
Autodesk, Inc. * (Software)	1,185	48,905
Avaya, Inc. * (Telecommunications)	2,133	27,558
Avocent Corp. * (Internet)	237	6,638
BEA Systems, Inc. * (Software)	1,896	22,354
BMC Software, Inc. * (Software)	948	30,687
Broadcom Corp. - Class A * (Semiconductors)	2,133	69,429
Brocade Communications Systems, Inc. * (Computers)	1,896	18,524
Brooks Automation, Inc. * (Semiconductors)	237	4,140
CA, Inc. (Software)	1,896	51,685
CACI International, Inc. - Class A * (Computers)	237	10,838
Cadence Design Systems, Inc. * (Computers)	1,422	31,568
CDW Corp. (Distribution/Wholesale)	237	17,066
Cerner Corp. * (Software)	237	12,618
Check Point Software Technologies, Ltd. * ADR (Internet)	948	22,325
Ciena Corp. * (Telecommunications)	474	13,822
Cisco Systems, Inc. * (Telecommunications)	28,677	766,822
Citrix Systems, Inc. * (Software)	948	30,905
Cognizant Technology Solutions Corp. * (Computers)	711	63,563
Computer Sciences Corp. * (Computers)	711	39,489

See accompanying notes to the Schedules of Portfolio Investments.

Compuware Corp. * (Software)	1,422	14,035
Corning, Inc. * (Telecommunications)	7,347	174,271
Cree Research, Inc. * (Semiconductors)	474	9,670
Crown Castle International Corp. * (Telecommunications)	948	32,554
CSG Systems International, Inc. * (Software)	237	6,347
Cymer, Inc. * (Electronics)	237	9,601
Cypress Semiconductor Corp. * (Semiconductors)	711	16,225
Dell, Inc. * (Computers)	9,480	238,991
Diebold, Inc. (Computers)	237	11,298
Digital River, Inc. * (Internet)	237	13,872
DST Systems, Inc. * (Computers)	237	18,498
Dycom Industries, Inc. * (Engineering & Construction)	237	6,141
Electronic Data Systems Corp. (Computers)	2,370	69,299
Electronics for Imaging, Inc. * (Computers)	237	6,321
EMC Corp. * (Computers)	10,428	158,297
Emulex Corp. * (Semiconductors)	474	9,945
Entegris, Inc. * (Semiconductors)	474	5,555
F5 Networks, Inc. * (Internet)	237	18,197
Fair Isaac Corp. (Software)	237	8,463
Fairchild Semiconductor International, Inc. * (Semiconductors)	474	8,342
FormFactor, Inc. * (Semiconductors)	237	9,786
Foundry Networks, Inc. * (Telecommunications)	711	10,750
Gartner Group, Inc. * (Commercial Services)	237	5,980
Google, Inc. - Class A * (Internet)	1,185	558,586
Harris Corp. (Telecommunications)	711	36,510
Hewlett-Packard Co. (Computers)	12,798	539,307
IKON Office Solutions, Inc. (Office/Business Equipment)	474	7,091
Imation Corp. (Computers)	237	8,748
Informatica Corp. * (Software)	474	6,977
Ingram Micro, Inc. - Class A * (Distribution/Wholesale)	711	13,950
Integrated Device Technology, Inc. * (Semiconductors)	948	14,201
Intel Corp. (Semiconductors)	27,255	585,982
Interdigital Communications Corp. * (Telecommunications)	237	7,793
Intermec, Inc. * (Machinery-Diversified)	237	5,292
International Business Machines Corp. (Computers)	7,110	726,712
International Rectifier Corp. * (Semiconductors)	237	8,361
Intersil Corp. - Class A (Semiconductors)	711	21,181
Intuit, Inc. * (Software)	1,422	40,456
j2 Global Communications, Inc. * (Internet)	237	6,816
Jack Henry & Associates, Inc. (Computers)	474	11,258

See accompanying notes to the Schedules of Portfolio Investments.

JDS Uniphase Corp. * (Telecommunications)	948	15,623
Juniper Networks, Inc. * (Telecommunications)	2,607	58,293
KLA -Tencor Corp. (Semiconductors)	948	52,661
Kronos, Inc. * (Computers)	237	12,933
Lam Research Corp. * (Semiconductors)	711	38,238
Lexmark International, Inc. - Class A * (Computers)	474	25,833
Linear Technology Corp. (Semiconductors)	1,422	53,211
LSI Logic Corp. * (Semiconductors)	3,318	28,203
Macrovision Corp. * (Entertainment)	237	5,752
Marvell Technology Group, Ltd. * ADR (Semiconductors)	2,133	34,405
Maxim Integrated Products, Inc. (Semiconductors)	1,422	45,106
McAfee, Inc. * (Internet)	711	23,100
MEMC Electronic Materials, Inc. * (Semiconductors)	711	39,020
Mentor Graphics Corp. * (Computers)	474	7,669
Microchip Technology, Inc. (Semiconductors)	948	38,242
Micron Technology, Inc. * (Semiconductors)	3,555	40,776
Micros Systems, Inc. * (Computers)	237	12,988
Microsemi Corp. * (Semiconductors)	237	5,477
Microsoft Corp. (Software)	41,238	1,234,665
Motorola, Inc. (Telecommunications)	11,376	197,146
National Semiconductor Corp. (Semiconductors)	1,422	37,399
NCR Corp. * (Computers)	948	47,779
Network Appliance, Inc. * (Computers)	1,659	61,731
Novell, Inc. * (Software)	1,659	12,111
Novellus Systems, Inc. * (Semiconductors)	474	15,343
Nuance Communications, Inc. * (Software)	711	10,957
NVIDIA Corp. * (Semiconductors)	1,659	54,565
ON Semiconductor Corp. * (Semiconductors)	1,185	12,691
Oracle Corp. * (Software)	18,723	351,991
Palm, Inc. * (Computers)	474	8,001
Parametric Technology Corp. * (Software)	474	8,423
Perot Systems Corp. - Class A * (Computers)	474	8,485
Pitney Bowes, Inc. (Office/Business Equipment)	948	45,504
PMC-Sierra, Inc. * (Semiconductors)	948	7,328
Polycom, Inc. * (Telecommunications)	474	15,784
Progress Software Corp. * (Software)	237	7,141
QLogic Corp. * (Semiconductors)	711	12,713
Qualcomm, Inc. (Telecommunications)	7,821	342,559
Rambus, Inc. * (Semiconductors)	474	9,390
Red Hat, Inc. * (Software)	948	20,041

See accompanying notes to the Schedules of Portfolio Investments.

RF Micro Devices, Inc. * (Telecommunications)	948	5,925
SAIC, Inc. * (Commercial Services)	474	8,669
Salesforce.com, Inc. * (Software)	474	19,908
SanDisk Corp. * (Computers)	948	41,191
SBA Communications Corp. - Class A * (Telecommunications)	474	13,945
Seagate Technology ADR (Computers)	2,607	57,745
Seagate Technology, Inc. (a) (Computers)	126	0
Silicon Laboratories, Inc. * (Semiconductors)	237	7,776
SiRF Technology Holdings, Inc. * (Semiconductors)	237	5,750
Skyworks Solutions, Inc. * (Semiconductors)	711	4,899
Sonus Networks, Inc. * (Telecommunications)	1,185	9,160
Sun Microsystems, Inc. * (Computers)	16,827	87,837
Sybase, Inc. * (Software)	474	11,466
Symantec Corp. * (Internet)	4,266	75,082
Synopsys, Inc. * (Computers)	711	19,666
Tech Data Corp. * (Distribution/Wholesale)	237	8,423
Tellabs, Inc. * (Telecommunications)	1,896	20,136
Teradyne, Inc. * (Semiconductors)	948	16,543
Tessera Technologies, Inc. * (Semiconductors)	237	10,141
Texas Instruments, Inc. (Semiconductors)	6,873	236,225
Tibco Software, Inc. * (Internet)	948	8,646
Transaction Systems Architect, Inc. * (Software)	237	7,520
Trident Microsystems, Inc. * (Software)	237	5,032
Unisys Corp. * (Computers)	1,659	13,007
United Stationers, Inc. * (Distribution/Wholesale)	237	14,106
Varian Semiconductor Equipment Associates, Inc. * (Semiconductors)	237	15,727
VeriFone Holdings, Inc. * (Software)	237	8,364
VeriSign, Inc. * (Internet)	1,185	32,410
WebEx Communications, Inc. * (Internet)	237	13,447
Websense, Inc. * (Internet)	237	5,856
Western Digital Corp. * (Computers)	948	16,761
Xerox Corp. * (Office/Business Equipment)	4,503	83,306
Xilinx, Inc. (Semiconductors)	1,659	48,907
Yahoo!, Inc. * (Internet)	5,925	166,137

TOTAL COMMON STOCKS (Cost $7,560,748)		9,903,213

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (25.0%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $3,302,471 (Collateralized by $3,241,000 of various Federal National Mortgage Association Securities, 5.25% - 6.625%, 10/30/07 - 9/15/09, market value $3,368,892)	$3,302,000	3,302,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,302,000)		3,302,000

TOTAL INVESTMENT SECURITIES (Cost $10,862,748) - 100.0% of net assets		$13,205,213

Percentages indicated are based on net assets of $13,202,008.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed Security

ADR	American Depositary Receipt

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Technology Index expiring 5/23/07	$9,861,872	$92,531

Technology UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Commercial Services	0.1%
Computers	21.1%
Distribution/Wholesale	0.4%
Electronics	0.1%
Engineering & Construction	NM
Entertainment	NM
Internet	7.4%
Machinery-Diversified	NM
Office/Business Equipment	1.0%
Semiconductors	14.6%
Software	16.0%
Telecommunications	14.3%
Other**	25.0%

**	Includes any non-equity securities.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the Schedules of Portfolio Investments.

Telecommunications UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (64.3%)
Alltel Corp. (Telecommunications)	35,936	$2,252,828
AT&T, Inc. (Telecommunications)	421,543	16,322,144
CenturyTel, Inc. (Telecommunications)	10,107	465,427
Cincinnati Bell, Inc. * (Telecommunications)	23,583	119,566
Citizens Communications Co. (Telecommunications)	31,444	489,583
Dobson Communications Corp. - Class A * (Telecommunications)	14,599	132,997
Embarq Corp. (Telecommunications)	14,599	876,524
IDT Corp. - Class B (Telecommunications)	4,492	49,637
Leap Wireless International, Inc. * (Telecommunications)	4,492	342,874
Leucadia National Corp. (Holding Companies - Diversified)	15,722	473,861
Level 3 Communications, Inc. * (Telecommunications)	104,439	580,681
NII Holdings, Inc. - Class B * (Telecommunications)	14,599	1,120,473
Qwest Communications International, Inc. * (Telecommunications)	148,236	1,316,336
RCN Corp. * (Telecommunications)	3,369	91,030
Sprint Corp. (Telecommunications)	268,397	5,375,992
TeleCorp PCS, Inc. - Class A (a) (Telecommunications)	140	0
Telephone & Data Systems, Inc. (Telecommunications)	4,492	255,819
Telephone & Data Systems, Inc. - Special Shares (Telecommunications)	4,492	237,178
Time Warner Telecom, Inc. - Class A * (Telecommunications)	13,476	276,258
US Cellular Corp. * (Telecommunications)	1,123	81,418
Verizon Communications, Inc. (Telecommunications)	280,750	10,719,035
Virgin Media, Inc. (Telecommunications)	25,829	651,666
Windstream Corp. (Telecommunications)	46,043	673,149

TOTAL COMMON STOCKS (Cost $36,431,203)		42,904,476

See accompanying notes to the Schedules of Portfolio Investments.

	Principal Amount
Repurchase Agreements (25.3%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $16,885,406 (Collateralized by $17,080,000 of various Federal Home Loan Bank Securities, 4.25% - 4.625%, 7/11/07 - 11/13/09, market value $17,223,982)	$16,883,000	16,883,000

TOTAL REPURCHASE AGREEMENTS (Cost $16,883,000)		16,883,000

TOTAL INVESTMENT SECURITIES (Cost $53,314,203) - 89.6% of net assets		$59,787,476

Percentages indicated are based on net assets of $66,710,190.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

(a)	Escrowed Security

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Telecommunications Index expiring 5/23/07	$57,642,330	$(633,091)

Telecommunications UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Holding Companies-Diversified	0.7%
Telecommunications	63.6%
Other**	25.3%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Utilities UltraSector ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Shares	Value
Common Stocks (75.1%)
AGL Resources, Inc. (Gas)	9,472	$412,411
Allegheny Energy, Inc. * (Electric)	20,720	1,107,691
ALLETE, Inc. (Electric)	2,960	143,294
Alliant Energy Corp. (Electric)	14,208	622,310
Ameren Corp. (Electric)	25,456	1,338,222
American Electric Power, Inc. (Electric)	49,136	2,467,610
Aqua America, Inc. (Water)	16,576	366,495
Aquila, Inc. * (Electric)	46,768	193,152
Atmos Energy Corp. (Gas)	11,248	356,787
Avista Corp. (Electric)	6,512	153,618
Black Hills Corp. (Electric)	4,144	164,973
CenterPoint Energy, Inc. (Electric)	34,336	646,547
CLECO Corp. (Electric)	7,104	199,338
CMS Energy Corp. (Electric)	27,232	504,337
Consolidated Edison, Inc. (Electric)	31,968	1,638,680
Constellation Energy Group, Inc. (Electric)	22,496	2,004,844
Dominion Resources, Inc. (Electric)	43,808	3,995,289
DPL, Inc. (Electric)	14,208	445,421
DTE Energy Co. (Electric)	21,904	1,108,123
Duke Energy Corp. (Electric)	156,288	3,207,030
Duquesne Light Holdings, Inc. (Electric)	10,656	212,481
Edison International (Electric)	37,296	1,952,446
El Paso Electric Co. * (Electric)	5,920	156,288
Energen Corp. (Gas)	8,288	464,542
Energy East Corp. (Electric)	18,352	444,485
Entergy Corp. (Electric)	26,048	2,947,071
Equitable Resources, Inc. (Pipelines)	14,208	738,958
Exelon Corp. (Electric)	83,472	6,294,623
FirstEnergy Corp. (Electric)	39,664	2,714,604
FPL Group, Inc. (Electric)	46,176	2,972,349
Great Plains Energy, Inc. (Electric)	10,064	328,489
Hawaiian Electric Industries, Inc. (Electric)	10,064	264,884
IDACORP, Inc. (Electric)	5,328	183,550
Integrys Energy Group, Inc. (Electric)	9,472	531,379
KeySpan Corp. (Gas)	21,904	907,045
Mirant Corp. * (Electric)	31,968	1,434,404
Nalco Holding Co. (Environmental Control)	11,840	314,707
National Fuel Gas Co. (Pipelines)	8,880	417,449
New Jersey Resources Corp. (Gas)	3,552	190,742
NICOR, Inc. (Gas)	5,328	273,007
NiSource, Inc. (Electric)	33,744	829,765
Northeast Utilities System (Electric)	18,944	609,428
Northwest Natural Gas Co. (Gas)	3,552	180,477
NorthWestern Corp. (Electric)	4,144	145,620
NRG Energy, Inc. * (Electric)	15,392	1,215,352
NSTAR (Electric)	13,024	467,562
ONEOK, Inc. (Gas)	13,024	630,492
Pepco Holdings, Inc. (Electric)	23,680	699,034
PG&E Corp. (Electric)	43,808	2,216,685

See accompanying notes to the Schedules of Portfolio Investments.

Piedmont Natural Gas Co., Inc. (Gas)	8,880	234,343
Pinnacle West Capital Corp. (Electric)	12,432	600,341
PNM Resources, Inc. (Electric)	8,288	269,774
PPL Corp. (Electric)	47,360	2,065,370
Progress Energy, Inc. (Electric)	31,376	1,586,057
Public Service Enterprise Group, Inc. (Electric)	31,376	2,712,455
Puget Energy, Inc. (Electric)	14,208	366,851
Questar Corp. (Pipelines)	10,656	1,035,017
Reliant Resources, Inc. * (Electric)	42,032	936,053
SCANA Corp. (Electric)	13,024	566,935
Sempra Energy (Gas)	28,416	1,803,847
Sierra Pacific Resources * (Electric)	27,232	497,256
Southern Co. (Electric)	92,352	3,489,981
Southern Union Co. (Gas)	14,208	432,776
Southwest Gas Corp. (Gas)	5,328	201,878
Spectra Energy Corp. (Pipelines)	78,144	2,039,559
TECO Energy, Inc. (Electric)	26,048	467,562
The AES Corp. * (Electric)	81,696	1,796,495
TXU Corp. (Electric)	57,424	3,765,865
UGI Corp. (Gas)	13,024	369,361
Unisource Energy Corp. (Electric)	4,144	159,171
Vectren Corp. (Gas)	9,472	275,351
Westar Energy, Inc. (Electric)	10,656	290,056
WGL Holdings, Inc. (Gas)	5,920	200,333
Wisconsin Energy Corp. (Electric)	14,800	722,092
Xcel Energy, Inc. (Electric)	49,728	1,197,948

TOTAL COMMON STOCKS (Cost $65,861,338)		79,896,817

	Principal Amount
Repurchase Agreements (25.5%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $27,163,870 (Collateralized by $27,728,000 of various U.S. Government Agency Obligations, 3.25% - 4.875%, 1/15/08 – 9/12/08, market value $27,704,739)	$27,160,000	27,160,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,160,000)		27,160,000

TOTAL INVESTMENT SECURITIES (Cost $93,021,338) - 100.6% of net assets		$107,056,817

Percentages indicated are based on net assets of $106,401,761.

*	Non-income producing security

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Utilities Index expiring 5/23/07	$80,061,470	$(751,826)

See accompanying notes to the Schedules of Portfolio Investments.

Utilities UltraSector ProFund invested, as a percentage of net assets, in the following industries, as of April 30, 2007:

Electric	64.0%
Environmental Control	0.3%
Gas	6.5%
Pipelines	4.0%
Water	0.3%
Other **	25.5%

**	Includes any non-equity securities.

See accompanying notes to the Schedules of Portfolio Investments.

Short Oil & Gas ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.6%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $12,713,812 (Collateralized by $13,006,000 of various U.S. Government Agency Obligations, 2.50% - 4.25%, 2/15/08 – 11/13/09, market value $12,971,750)	$12,712,000	$12,712,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,712,000)		12,712,000

TOTAL INVESTMENT SECURITIES (Cost $12,712,000) - 94.6% of net assets		$12,712,000

Percentages indicated are based on net assets of $13,444,026.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Oil & Gas Index expiring 5/23/07	$(13,328,170)	$(88,682)

See accompanying notes to the Schedules of Portfolio Investments.

Short Precious Metals ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (96.5%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $38,685,512 (Collateralized by $38,925,000 of various Federal Home Loan Bank Securities, 4.25% - 5.125%, 11/13/09 - 9/10/10, market value $39,459,231)	$38,680,000	$38,680,000

TOTAL REPURCHASE AGREEMENTS (Cost $38,680,000)		38,680,000

TOTAL INVESTMENT SECURITIES (Cost $38,680,000) - 96.5% of net assets		$38,680,000

Percentages indicated are based on net assets of $40,096,001.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones Precious Metals Index expiring 5/23/07	$(40,084,144)	$1,412,591

See accompanying notes to the Schedules of Portfolio Investments.

Short Real Estate ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (94.3%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $106,465,169 (Collateralized by $105,942,000 of various U.S. Government Agency Obligations, 4.75% - 6.375%, 6/15/09 – 1/18/11, market value $108,581,659)	$106,450,000	$106,450,000

TOTAL REPURCHASE AGREEMENTS (Cost $106,450,000)		106,450,000

TOTAL INVESTMENT SECURITIES (Cost $106,450,000) - 94.3% of net assets		$106,450,000

Percentages indicated are based on net assets of $112,875,446.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Equity Index Swap Agreement based on the Dow Jones U.S. Real Estate Index expiring 5/23/07	$(112,143,100)	$2,871,235

See accompanying notes to the Schedules of Portfolio Investments.

U.S. Government Plus ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
U.S. Treasury Obligations (80.6%)
U.S. Treasury Bonds, 4.75%, 2/15/37	$23,300,000	$23,074,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,795,669)		23,074,281

Repurchase Agreements (5.9%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $1,684,240 (Collateralized by $1,687,000 of various U.S. Government Agency Obligations, 5.00% - 5.25%, 10/30/07 – 7/15/11, market value $1,719,248)	1,684,000	1,684,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,684,000)		1,684,000

TOTAL INVESTMENT SECURITIES (Cost $24,479,669) - 86.5% of net assets		$24,758,281

Percentages indicated are based on net assets of $28,605,891.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

Futures Contracts Purchased

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring June 2007 (Underlying face amount at value $4,806,594)	43	$14,745

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 4/30/07	$2,871,906	$7,477
Total Return Swap Agreement based on the 30-year U.S. Treasury Bond (4.75% due 2/15/37) expiring 4/30/07	6,635,094	31,718

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity 10 ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.4%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $50,014,126 (Collateralized by $50,760,000 Federal Home Loan Bank Securities, 4.625%, 7/11/07 – 2/18/11, market value $51,012,739)	$50,007,000	$50,007,000

TOTAL REPURCHASE AGREEMENTS (Cost $50,007,000)		50,007,000

	Contracts
Options Purchased (NM)
10-Year U.S. Treasury Note Call Option 114 expiring June 2007	50	186
10-Year U.S. Treasury Note Call Option 118 expiring June 2007	50	103

TOTAL OPTIONS PURCHASED (Cost $1,729)		289

TOTAL INVESTMENT SECURITIES (Cost $50,008,729) - 101.4% of net assets		$50,007,289

Percentages indicated are based on net assets of $49,324,578.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures Contract expiring June 2007 (Underlying face amount at value $1,191,953)	11	$(1,931)

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 10-Year U.S. Treasury Note (4.625% due 2/15/17) expiring 4/30/07	$(48,500,000)	$(117,358)

See accompanying notes to the Schedules of Portfolio Investments.

Rising Rates Opportunity ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (101.8%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $235,681,580 (Collateralized by $240,017,000 of various U.S. Government Agency Obligations, 4.875% - 5.21%, 3/12/10 – 2/22/12, market value $240,365,167)	$235,648,000	$235,648,000

TOTAL REPURCHASE AGREEMENTS (Cost $235,648,000)		235,648,000

	Contracts
Options Purchased (NM)
30-year U.S. Treasury Bond Call Option 132 expiring December 2007	650	7,929

TOTAL OPTIONS PURCHASED (Cost $11,346)		7,929

TOTAL INVESTMENT SECURITIES (Cost $235,659,346) - 101.8% of net assets		$235,655,929

Percentages indicated are based on net assets of $231,414,258.

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold

	Contracts	Unrealized Appreciation (Depreciation)
30-year U.S. Treasury Bond Futures Contract expiring June 2007 (Underlying face amount at value $10,507,438)	94	$25,633

Swap Agreements

	Notional Amount at Value	Unrealized Gain (Loss)
Total Return Swap Agreement based on the 30-Year U.S. Treasury Bond (4.75% due 2/15/37) expiring 4/30/07	$(282,635,188)	$(810,775)

See accompanying notes to the Schedules of Portfolio Investments.

Rising U.S. Dollar ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (93.1%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $12,258,747 (Collateralized by $12,318,000 of various U.S. Government Agency Obligations, 4.25% - 6.00%, 10/30/07 - 6/15/11, market value $12,503,967)	$12,257,000	$12,257,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,257,000)		12,257,000

TOTAL INVESTMENT SECURITIES (Cost $12,257,000) - 93.1% of net assets		$12,257,000

Percentages indicated are based on net assets of $13,161,821.

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At April 30, 2007 the Rising U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	5/25/07	955,068	$1,911,921	$1,909,385	$2,536
Canadian Dollar vs. U.S. Dollar	5/25/07	1,417,013	1,262,859	1,278,056	(15,197)
Euro vs. U.S. Dollar	5/25/07	5,904,900	8,040,380	8,065,850	(25,470)
Japanese Yen vs. U.S. Dollar	5/25/07	224,162,728	1,897,171	1,883,016	14,155
Swedish Krona vs. U.S. Dollar	5/25/07	3,818,180	566,503	570,945	(4,442)
Swiss Franc vs. U.S. Dollar	5/25/07	603,108	501,499	500,658	841

Total Short Contracts			$14,180,333	$14,207,910	$(27,577)

Long
British Sterling Pound vs. U.S. Dollar	5/25/07	159,957	$319,000	$319,787	$787
Canadian Dollar vs. U.S. Dollar	5/25/07	102,030	91,000	92,025	1,025
Euro vs. U.S. Dollar	5/25/07	438,649	599,000	599,177	177
Japanese Yen vs. U.S. Dollar	5/25/07	16,067,666	136,000	134,972	(1,028)
Swedish Krona vs. U.S. Dollar	5/25/07	282,742	42,000	42,279	279
Swiss Franc vs. U.S. Dollar	5/25/07	43,134	36,000	35,807	(193)

Total Long Contracts			$1,223,000	$1,224,047	$1,047

See accompanying notes to the Schedules of Portfolio Investments.

Falling U.S. Dollar ProFund

Schedule of Portfolio Investments

April 30, 2007

(unaudited)

	Principal Amount	Value
Repurchase Agreements (102.4%)
UBS, 5.13%, 5/1/07, dated 4/30/07,+ with a repurchase price of $98,558,043 (Collateralized by $101,425,000 of various U.S. Government Agency Obligations, 2.625% - 6.00%, 2/15/08 - 10/5/11, market value $100,521,625)	$98,544,000	$98,544,000

TOTAL REPURCHASE AGREEMENTS (Cost $98,544,000)		98,544,000

TOTAL INVESTMENT SECURITIES (Cost $98,544,000) - 102.4% of net assets		$98,544,000

Percentages indicated are based on net assets of $96,231,103.

+	All or a portion of this security is held in a segregated account for the benefit of foreign currency exchange contract counterparties in the event of default.

At April 30, 2007 the Falling U.S. Dollar ProFund’s foreign currency exchange contracts were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	5/25/07	438,451	$877,032	$876,557	$475
Canadian Dollar vs. U.S. Dollar	5/25/07	920,846	823,731	830,545	(6,814)
Euro vs. U.S. Dollar	5/25/07	2,918,641	3,972,400	3,986,744	(14,344)
Japanese Yen vs. U.S. Dollar	5/25/07	94,076,355	793,180	790,262	2,918
Swedish Krona vs. U.S. Dollar	5/25/07	4,123,090	611,953	616,539	(4,586)
Swiss Franc vs. U.S. Dollar	5/25/07	253,271	209,959	210,247	(288)

Total Short Contracts			$7,288,255	$7,310,894	$(22,639)

Long
British Sterling Pound vs. U.S. Dollar	5/25/07	6,089,088	$12,199,791	$12,173,388	$(26,403)
Canadian Dollar vs. U.S. Dollar	5/25/07	10,608,744	9,411,162	9,568,419	157,257
Euro vs. U.S. Dollar	5/25/07	43,166,436	58,698,553	58,963,573	265,020
Japanese Yen vs. U.S. Dollar	5/25/07	1,620,099,864	13,761,470	13,609,192	(152,278)
Swedish Krona vs. U.S. Dollar	5/25/07	31,315,104	4,631,762	4,682,646	50,884
Swiss Franc vs. U.S. Dollar	5/25/07	4,370,852	3,638,404	3,628,371	(10,033)

Total Long Contracts			$102,341,142	$102,625,589	$284,447

See accompanying notes to the Schedules of Portfolio Investments.

PROFUNDS

Notes to Schedules of Portfolio Investments

April 30, 2007

(unaudited)

1. Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) on April 17, 1997 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the following portfolios of the Trust: Bull ProFund, Mid-Cap ProFund, Small-Cap ProFund, OTC ProFund, Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund, Europe 30 ProFund, UltraBull ProFund, UltraMid-Cap ProFund, UltraSmall-Cap ProFund, UltraDow 30 ProFund, UltraOTC ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, UltraJapan ProFund, Bear ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund, UltraShort Japan ProFund, Banks UltraSector ProFund, Basic Materials UltraSector ProFund, Biotechnology UltraSector ProFund, Consumer Goods UltraSector ProFund, Consumer Services UltraSector ProFund, Financials UltraSector ProFund, Health Care UltraSector ProFund, Industrials UltraSector ProFund, Internet UltraSector ProFund, Mobile Telecommunications UltraSector ProFund, Oil & Gas UltraSector ProFund, Oil Equipment, Services & Distribution UltraSector ProFund, Pharmaceuticals UltraSector ProFund, Precious Metals UltraSector ProFund, Real Estate UltraSector ProFund, Semiconductor UltraSector ProFund, Technology UltraSector ProFund, Telecommunications UltraSector ProFund, Utilities UltraSector ProFund, Short Oil & Gas ProFund, Short Precious Metals ProFund, Short Real Estate ProFund, U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund, Rising Rates Opportunity ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund (except U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund) offers two classes of shares: the Investor Class and the Service Class. The U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund offers three classes of shares: the Investor Class, Service Class and Class A.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in preparation of its schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Security Valuation

Security prices are generally provided by a third party pricing service. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the “Advisor”) deems appropriate in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2007

(unaudited)

For the ProFunds, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a class of shares of a ProFund is determined. If there was no sale on that day, fair valuation procedures as described below may be applied. Valuation of certain derivatives is performed using procedures approved by the Trust’s Board of Trustees.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Repurchase Agreements

Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A ProFund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by the Advisor.

In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. The collateral underlying the repurchase agreement is held by the ProFunds’ custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds, other than U.S. Government Plus ProFund, Rising Rates Opportunity 10 ProFund and Rising Rates Opportunity ProFund, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Short Sales

The ProFunds may engage in short sales. When a ProFund engages in a short sale, the ProFund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund may also incur dividend expense if a security that has been sold short declares a dividend. The ProFund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss. This risk is potentially unlimited, as a ProFund that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of April 30, 2007, there were no open short positions in securities.

When-Issued and Delayed-Delivery Securities

Each ProFund, may purchase securities on a when-issued or delayed-delivery basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the ProFund will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued or delayed-delivery securities. As of April 30, 2007, the ProFunds did not hold any when-issued or delayed-delivery securities.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2007

(unaudited)

Futures Contracts and Related Options

The ProFunds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund purchases a put or call option on a futures contract, the ProFund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund as unrealized gains or losses. The ProFund will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk and exposure to loss. The face or contract amounts reflect the extent of the total exposure each ProFund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

Index Options

The ProFunds may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of April 30, 2007 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund will realize a gain or loss upon the expiration or closing of the option transaction.

Index options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds did not hold any written options as of April 30, 2007.

Foreign Currency Transactions

The accounting records of the ProFunds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2007

(unaudited)

unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Foreign Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The ProFund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

Swap Agreements

The ProFunds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund’s obligations (or rights) under swap agreements, which will generally be equal to the net amount to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

In a “long” swap agreement, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The ProFund will agree to pay to the counterparty an amount equal to a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount. Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess is maintained in a segregated account by a ProFund’s custodian. Until a swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the ProFund on the notional amount are recorded as “unrealized gain or loss on swap agreements” and when cash is exchanged, which is generally no later than monthly, the gain or loss realized is recorded as “realized gains or losses on swap agreements”.

The ProFunds may enter into swap agreements that provide the opposite return of their benchmark index or security (“short” the index or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The notional amounts reflect the extent of the total investment exposure each ProFund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty. A ProFund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms, which is a party to a swap agreement, is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities as indicated on the Schedules of Portfolio Investments of each particular ProFund.

PROFUNDS

Notes to Schedules of Portfolio Investments (continued)

April 30, 2007

(unaudited)

3. Investment Transactions

Investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

4. Concentration Risk

Each UltraSector ProFund, each Inverse Sector ProFund, UltraDow 30 ProFund and UltraShort Dow 30 ProFund may maintain exposure to issuers conducting business in a specific market sector or industry sector. These ProFunds are subject to the risk that those issuers (or that market sector or industry) will perform poorly, and the ProFunds will be negatively impacted by that poor performance. Each of Large-Cap Value ProFund, Large-Cap Growth ProFund, UltraInternational ProFund, UltraEmerging Markets ProFund, Short Small-Cap ProFund, Short OTC ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort OTC ProFund, UltraShort International ProFund, UltraShort Emerging Markets ProFund and UltraShort Japan ProFund may concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark index or security is so concentrated. Each of Europe 30 ProFund, UltraJapan ProFund, UltraShort Japan ProFund, Precious Metals UltraSector ProFund, Short Precious Metals ProFund, Rising U.S. Dollar ProFund and Falling U.S. Dollar ProFund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which they focus their investments.

5. Federal Income Tax Information

At April 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Bull ProFund	$90,345,657	$20,816,501	$(340,465)	$20,476,036
Mid-Cap ProFund	9,250,202	2,391,657	(49,505)	2,342,152
Small-Cap ProFund	30,939,062	2,475,630	(686,761)	1,788,869
OTC ProFund	30,882,586	4,780,505	(111,480)	4,669,025
Large-Cap Value ProFund	48,009,452	9,252,410	(119,848)	9,132,562
Large-Cap Growth ProFund	12,512,195	1,571,245	(21,719)	1,549,526
Mid-Cap Value ProFund	67,745,659	6,897,007	(341,814)	6,555,193
Mid-Cap Growth ProFund	148,046,565	4,524,676	(2,546,813)	1,977,863
Small-Cap Value ProFund	20,215,346	1,548,806	(190,921)	1,357,885
Small-Cap Growth ProFund	53,011,191	4,522,712	(916,508)	3,606,204
Europe 30 ProFund	82,293,529	6,313,384	(578,771)	5,734,613
UltraBull ProFund	166,433,740	57,340,208	(718,500)	56,621,708
UltraMid-Cap ProFund	112,251,198	13,809,294	(1,004,163)	12,805,131
UltraSmall-Cap ProFund	140,951,519	18,104,372	(3,905,130)	14,199,242
UltraDow 30 ProFund	42,017,659	6,077,579	(40,636)	6,036,943
UltraOTC ProFund	130,672,773	112,210,442	(571,841)	111,638,601
UltraInternational ProFund	71,553,000	—	—	—
UltraEmerging Markets ProFund	121,858,000	—	—	—
UltraJapan ProFund	144,241,750	32,244	(93,501)	(61,257)
Bear ProFund	28,867,825	8	(2,483)	(2,475)
Short Small-Cap ProFund	15,747,655	—	(855)	(855)
Short OTC ProFund	23,677,900	56	(1,676)	(1,620)
UltraBear ProFund	102,660,600	264	(9,064)	(8,800)
UltraShort Mid-Cap ProFund	10,829,475	12,020	(13,245)	(1,225)
UltraShort Small-Cap ProFund	129,539,600	436,124	(451,524)	(15,400)
UltraShort Dow 30 ProFund	18,874,015	1,617	(4,251)	(2,634)
UltraShort OTC ProFund	159,578,353	53,085	(62,765)	(9,680)
UltraShort International ProFund	13,323,000	—	—	—
UltraShort Emerging Markets ProFund	66,746,000	—	—	—
UltraShort Japan ProFund	8,294,600	—	(4,276)	(4,276)
Banks UltraSector ProFund	3,227,539	493,105	(1,958)	491,147
Basic Materials UltraSector ProFund	43,155,751	2,562,970	(233,323)	2,329,647
Biotechnology UltraSector ProFund	33,810,525	3,887,269	(165,112)	3,722,157
Consumer Goods UltraSector ProFund	3,136,178	229,306	(193)	229,113
Consumer Services UltraSector ProFund	2,778,710	57,826	(18,554)	39,272
Financials UltraSector ProFund	7,494,237	1,131,137	(8,824)	1,122,313
Health Care UltraSector ProFund	19,385,459	1,771,535	(53,661)	1,717,874
Industrials UltraSector ProFund	8,729,952	251,378	(52,180)	199,198
Internet UltraSector ProFund	14,647,786	5,919,526	(30,537)	5,888,989
Mobile Telecommunications UltraSector ProFund	8,362,759	888,435	(4,886)	883,549
Oil & Gas UltraSector ProFund	125,776,820	37,879,859	(54,612)	37,825,247
Oil Equipment, Services & Distribution UltraSector ProFund	15,314,613	694,803	(11,547)	683,256
Pharmaceuticals UltraSector ProFund	12,749,684	537,422	(18,141)	519,281
Precious Metals UltraSector ProFund	107,676,000	—	—	—
Real Estate UltraSector ProFund	72,543,971	7,982,687	(207,189)	7,775,498
Semiconductor UltraSector ProFund	14,844,314	—	(1,074,992)	(1,074,992)
Technology UltraSector ProFund	12,006,812	1,212,832	(14,431)	1,198,401
Telecommunications UltraSector ProFund	55,230,393	4,599,248	(42,165)	4,557,083
Utilities UltraSector ProFund	95,208,466	12,049,830	(201,479)	11,848,351
Short Oil & Gas ProFund	12,712,000	—	—	—
Short Precious Metals ProFund	38,680,000	—	—	—
Short Real Estate ProFund	106,450,000	—	—	—
U.S. Government Plus ProFund	24,501,649	256,639	(7)	256,632
Rising Rates Opportunity 10 ProFund	50,008,729	2,203	(3,643)	(1,440)
Rising Rates Opportunity ProFund	235,659,346	11,040	(14,457)	(3,417)
Rising U.S. Dollar ProFund	12,257,000	—	—	—
Falling U.S. Dollar ProFund	98,544,000	—	—	—

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Louis M. Mayberg
Louis M. Mayberg, President and Principal Executive Officer
Date	June 28, 2007

By (Signature and Title)*	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer
Date	June 28, 2007

*	Print the name and title of each signing officer under his or her signature.